Document and Entity Information	9 Months Ended
Sep. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PLY GEM HOLDINGS INC
Entity Central Index Key	0001284807
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep 29, 2012

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 306,193	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 220,496	$ 269,545	$ 301,660	$ 204,205		$ 852,658	$ 792,487	$ 1,034,857	$ 995,906	$ 951,374
Cost of products sold	235,500		232,067									665,677	631,854	824,325	779,946	749,841
Gross profit	70,693	49,899	65,822	67,029	27,782		45,845	62,643	70,575	36,897		186,981	160,633	210,532	215,960	201,533
Operating expenses:
Selling, general and administrative expenses	36,684		34,086									107,423	104,013	138,912	130,460	141,772
Amortization of intangible assets	6,738		6,667									20,199	20,020	26,689	27,099	19,651
Write-off of previously capitalized offering costs							1,571							0	1,571	0
Total operating expenses	43,422		40,753									127,622	124,033	165,601	159,130	161,423
Operating earnings	27,271		25,069									59,359	36,600	44,931	56,830	40,110
Foreign currency gain	100		115									264	466	492	510	475
Interest expense	(27,543)		(25,194)									(78,557)	(76,593)	(101,488)	(122,992)	(135,514)
Interest income	17		18									71	82	104	159	211
Gain (loss) on modification or extinguishment of debt	(3,607)		0		(27,863)					98,200		(3,607)	(27,863)	(27,863)	98,187	0
Income (loss) before provision (benefit) for income taxes	(3,762)		8									(22,470)	(67,308)	(83,824)	32,694	(94,718)
Provision (benefit) for income taxes	(89)		466									1,579	1,979	683	5,027	(17,966)
Net income (loss)	(3,673)	(15,220)	(458)	2,063	(70,892)	[1]	(19,632)	(6,394)	(409)	54,102	[2]	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Comprehensive (loss) income	$ (2,705)		$ (3,061)									$ (23,110)	$ (70,907)	$ (91,798)	$ 28,566	$ (70,885)

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net (loss) income	$ (3,673)	$ (15,220)	$ (458)	$ 2,063	$ (70,892)	[1]	$ (19,632)	$ (6,394)	$ (409)	$ 54,102	[2]	$ (24,049)	$ (69,287)	$ (84,507)	$ 27,667	$ (76,752)
Other comprehensive (loss) income:
Currency translation												1,000		(691)	1,639	4,709
Minimum pension liability for actuarial														(6,600)	(740)	1,158
Other comprehensive (loss) income														(7,291)	899	5,867
Comprehensive (loss) income	$ (2,705)		$ (3,061)									$ (23,110)	$ (70,907)	$ (91,798)	$ 28,566	$ (70,885)

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 28,091	$ 11,700	$ 10,603	$ 17,498	$ 17,063	$ 58,289
Accounts receivable, less allowances	155,496	109,515		97,859
Inventories:
Raw materials	40,392	41,909		39,828
Work in process	21,459	24,286		23,231
Finished goods	37,663	38,610		35,520
Total inventory	99,514	104,805		98,579
Prepaid expenses and other current assets	13,761	13,272		10,633
Deferred income taxes	3,855	5,675		12,189
Total current assets	300,717	244,967		236,758
Property and Equipment, at cost:
Land	3,737	3,737		3,741
Buildings and improvements	37,316	36,588		36,012
Machinery and equipment	286,263	272,120		264,300
Total property and equipment	327,316	312,445		304,053
Less accumulated depreciation	(230,253)	(212,600)		(187,341)
Total property and equipment, net	97,063	99,845		116,712
Other Assets:
Intangible assets, net	101,093	121,148		146,965
Goodwill	392,717	391,467		393,433
Deferred income taxes	3,231	3,121		2,279
Other	30,494	32,364		26,090
Total other assets	527,535	548,100		568,767
Total Assets	925,315	892,912		922,237
Current Liabilities:
Accounts payable	74,913	50,090		54,973
Accrued expenses	80,121	90,881		75,117
Total current liabilities	155,034	140,971		130,090
Deferred income taxes	8,716	9,865		10,583
Other long-term liabilities	58,107	57,728		60,489
Long-term debt	1,002,770	961,670		894,163
Commitments and contingencies
Stockholder's Deficit:
Preferred stock $0.01 par, 100 shares authorized, none issued and outstanding	0	0		0
Common stock $0.01 par, 100 shares authorized, issued and outstanding	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Accumulated deficit	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223	324	(5,543)
Total stockholder's deficit	(299,312)	(277,322)		(173,088)	(313,482)	(242,628)
Total Liabilities and Stockholder's Deficit	$ 925,315	$ 892,912		$ 922,237

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Accounts receivable, allowances	$ 3,621	$ 3,883	$ 5,294
Stockholder's Deficit:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100	100	100
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100	100	100
Common stock, shares issued (in shares)	100	100	100
Common stock, shares outstanding (in shares)	100	100	100

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (24,049)	$ (69,287)	$ (84,507)	$ 27,667	$ (76,752)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	39,579	40,554	54,020	60,718	56,271
Non-cash interest expense, net	8,999	7,775	10,518	9,800	8,911
Gain on foreign currency transactions	(264)	(466)	(492)	(510)	(475)
(Gain) loss on modification or extinguishment of debt	3,607	27,863	27,863	(98,187)	0
Stock based compensation	1,123	200
Write-off of previously capitalized offering costs			0	1,571	0
Deferred income taxes	627	6,862	6,293	1,603	(16,050)
Increase (reduction) in uncertain tax positions, net of valuation allowance	400	(6,617)	(6,617)	0	0
Other	(41)	(43)	(54)	(4)	5
Changes in operating assets and liabilities:
Accounts receivable, net	(45,679)	(55,228)	(13,266)	(3,023)	(2,822)
Inventories	5,565	(18,752)	(6,413)	(120)	26,400
Prepaid expenses and other assets	(439)	(1,957)	(1,948)	7,624	(287)
Accounts payable	23,759	18,600	(4,772)	1,917	(7,820)
Accrued expenses	(12,448)	34	15,314	452	1,599
Cash payments on restructuring liabilities	(535)	(407)	(407)	(2,630)	(6,034)
Other	346	554	1,009	(130)	172
Net cash provided by (used in) operating activities	550	(50,315)	(3,459)	6,748	(16,882)
Cash flows from investing activities:
Capital expenditures	(15,995)	(8,216)	(11,490)	(11,105)	(7,807)
Proceeds from sale of assets	186	48	102	2,032	81
Acquisitions, net of cash acquired	(100)	0
Other			0	0	(109)
Net cash used in investing activities	(15,909)	(8,168)	(11,388)	(9,073)	(7,835)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	423,684	145,709	20,000
Payments on long-term debt	(58,991)	(348,684)	(348,684)	(141,191)	0
Net revolver borrowings	0	85,000	55,000	5,000	(35,000)
Payments on previous revolver credit facility	0	(30,000)	(30,000)	0	0
Payment of early tender premium	0	(49,769)	(49,769)	0	0
Payment of early call premium	(9,844)	0
Equity contributions			0	2,428	0
Equity repurchases	0	(1,483)	(14,049)	(2,978)	0
Debt issuance costs paid	(2,644)	(26,907)	(26,984)	(5,029)	(2,528)
Tax payments on behalf of parent			0	(1,532)	0
Net cash provided by (used in) financing activities	31,512	51,841	9,198	2,407	(17,528)
Impact of exchange rate movements on cash	238	(253)	(149)	353	1,019
Net increase (decrease) in cash and cash equivalents	16,391	(6,895)	(5,798)	435	(41,226)
Cash and cash equivalents at the beginning of the period	11,700	17,498	17,498	17,063	58,289
Cash and cash equivalents at the end of the period	28,091	10,603	11,700	17,498	17,063
Supplemental Information
Interest paid			90,867	113,032	124,005
Income taxes paid (received), net			$ 3,937	$ (4,857)	$ 943

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Total	Additional Paid in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ (242,628)	$ 209,908	$ (446,993)	$ (5,543)
Comprehensive income (loss)
Net income (loss)	(76,752)	0	(76,752)	0
Currency translation	4,709	0	0	4,709
Minimum pension liability for actuarial gain (loss), net of tax	1,158	0	0	1,158
Comprehensive (loss) income	(70,885)
Tax payments on behalf of parent	0
Other	31	31	0	0
Balance at Dec. 31, 2009	(313,482)	209,939	(523,745)	324
Comprehensive income (loss)
Net income (loss)	27,667	0	27,667	0
Currency translation	1,639	0	0	1,639
Minimum pension liability for actuarial gain (loss), net of tax	(740)	0	0	(740)
Comprehensive (loss) income	28,566
Non-cash equity contribution by affiliate	114,929	114,929	0	0
Contributions and repurchase of equity, net	(550)	(550)	0	0
Tax payments on behalf of parent	(1,532)	(1,532)	0	0
Repurchase of equity	(1,183)	(1,183)	0	0
Other	164	164	0	0
Balance at Dec. 31, 2010	(173,088)	321,767	(496,078)	1,223
Comprehensive income (loss)
Net income (loss)	(84,507)	0	(84,507)	0
Currency translation	(691)	0	0	(691)
Minimum pension liability for actuarial gain (loss), net of tax	(6,600)	0	0	(6,600)
Comprehensive (loss) income	(91,798)
Tax payments on behalf of parent	0
Repurchase of equity	(12,866)	(12,866)	0	0
Other	430	430	0	0
Balance at Dec. 31, 2011	$ (277,322)	$ 309,331	$ (580,585)	$ (6,068)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Ply Gem Holdings, Inc. and its subsidiaries (referred to herein as "Ply Gem Holdings", "Ply Gem", the "Company", "we", "us", or "our") have been prepared in accordance with U.S. generally accepted accounting principles as described in the consolidated financial statements and related notes included in our 2011 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 16, 2012. These statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles and should be read in conjunction with our 2011 Annual Report on Form 10-K. In management's opinion, all normal and recurring adjustments considered necessary for a fair presentation have been included. Operating results for the period from January 1, 2012 through September 29, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Prior to January 11, 2010, Ply Gem Holdings was a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. ("Ply Gem Investment Holdings"), which was wholly owned by Ply Gem Prime Holdings, Inc. ("Ply Gem Prime"). Ply Gem Investment Holdings was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC ("CI Capital Partners") for the purpose of acquiring Ply Gem Industries, Inc. ("Ply Gem Industries") from Nortek, Inc. ("Nortek"). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime, with Ply Gem Prime as the surviving corporation. As a result, each outstanding share of senior preferred stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime. As a result, Ply Gem Holdings is currently a wholly owned subsidiary of Ply Gem Prime. The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC, dated as of December 19, 2003, as amended.

The condensed consolidated balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements of Ply Gem Holdings at that date, but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The Company's fiscal quarters are based on periods ending on the Saturday of the last week in the quarter. Therefore, the financial results of certain fiscal quarters will not be comparable to the prior and subsequent fiscal quarters. The accompanying financial statements include the Company's condensed consolidated statements of operations for the three and nine months ended September 29, 2012 and October 1, 2011, the condensed consolidated statements of cash flows for the nine months ended September 29, 2012 and October 1, 2011, and the condensed consolidated balance sheets as of September 29, 2012 and December 31, 2011.

Ply Gem is a diversified manufacturer of exterior building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company's products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company's sales are usually lower during the first and fourth quarters.

To a significant extent our performance is dependent upon the levels of home repair and remodeling and new home construction spending, all of which are affected by such factors as interest rates, inflation, consumer confidence, unemployment, and availability of consumer credit.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.

Accounting Policies and Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company's accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company's historical experience, current trends and information available from other sources, and are based on management's best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, foreign currency, and the depressed housing and remodeling markets have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company's judgments, actual results could be materially different from the Company's estimates.

Reclassifications

Certain amounts in the prior fiscal year have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net loss, accumulated deficit, or net cash flow from operations.

Cash and Cash Equivalents

Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less and which are readily convertible into cash.

Accounts Receivable

Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.6 million and $3.9 million at September 29, 2012 and December 31, 2011, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers' ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted. During the nine months ended October 1, 2011, the Company reclassified approximately $1.4 million from accounts receivable to a note receivable, which is classified as other assets in the accompanying condensed consolidated balance sheet. As of September 29, 2012, the balance of the note receivable was $0.7 million.

Inventories

Inventories in the accompanying condensed consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales may cause actual results to differ from estimates at the time such inventory is disposed or sold. As of September 29, 2012, the Company had inventory purchase commitments of approximately $10.0 million. Inventory reserves were approximately $7.2 million at September 29, 2012, increasing approximately $0.9 million compared to the December 31, 2011 inventory reserve balance of approximately $6.3 million.

Property and Equipment

Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Building and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.

Intangible Assets, Goodwill and Other Long-lived Assets

Long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the asset's fair value and the discounted cash flow.

The Company tests for long-lived asset impairment at the following asset group levels: (i) Siding, Fencing, and Stone ("Siding"), (ii) the combined U.S. Windows companies in the Windows and Doors segment ("US Windows"), and (iii) Ply Gem Canada (formerly known as CWD Windows and Doors, Inc.) in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. There were no indicators of impairment during the three and nine months ended September 29, 2012.

Goodwill

The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings, which would lead to a reduction in future cash flows, could indicate potential impairment. There were no indicators of impairment during the three and nine months ended September 29, 2012 that would trigger an interim impairment test. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.

Debt Issuance Costs

Debt issuance costs, composed of facility, agency, and certain legal fees associated with acquiring new debt financing, are amortized over the contractual term of the related agreement using the effective interest method. Debt issuance costs, net of accumulated amortization, were approximately $24.7 million and $26.5 million at September 29, 2012 and December 31, 2011, respectively, and have been recorded in other long-term assets in the accompanying condensed consolidated balance sheets. Amortization of debt issuance costs for the three months ended September 29, 2012 and October 1, 2011 was approximately $1.3 million and $1.0 million, respectively. Amortization of debt issuance costs for the nine months ended September 29, 2012 and October 1, 2011 was approximately $3.8 million and $3.6 million, respectively. Amortization of debt issuance costs is recorded in interest expense in the accompanying condensed consolidated statements of operations.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes, which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Currently, U.S. federal income tax returns are prepared and filed by Ply Gem Prime on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its U.S. subsidiaries. We have executed a tax sharing agreement with Ply Gem Holdings and Ply Gem Prime pursuant to which tax liabilities for each respective party are computed on a stand-alone basis. Our U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.

Environmental

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Foreign Currency

The Company's Canadian subsidiary, Ply Gem Canada, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign subsidiary at the exchange rates in effect at the end of the reporting periods. Net sales and expenses are translated using average exchange rates in effect during the reporting periods. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income (loss) in the accompanying condensed consolidated balance sheets.

For the three months ended September 29, 2012 and October 1, 2011, the Company recorded a gain from foreign currency transactions of approximately $0.1 million and $0.1 million, respectively. For the nine months ended September 29, 2012 and October 1, 2011, the Company recorded a gain from foreign currency transactions of approximately $0.3 million and $0.5 million, respectively. As of September 29, 2012 and December 31, 2011, accumulated other comprehensive loss included a currency translation adjustment of approximately $1.0 million and $(0.7) million, respectively.

Fair Value Measurement

The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity's own assumptions.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

				Significant
(Amounts in thousands)				Other	Significant
		Fair	Quoted Prices	Observable	Unobservable
	Carrying	Value	in Active Markets	Inputs	Inputs
	Value *	Total	(Level 1)	(Level 2)	(Level 3)
As of September 29, 2012
Liabilities:
Senior Unsecured Notes-9.375%	$160,000	$160,800	$160,800	$-	$-
Senior Secured Notes-8.25%	840,000	876,750	876,750	-	-
	$1,000,000	$1,037,550	$1,037,550	$-	$-

As of December 31, 2011
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
	$950,000	$829,188	$829,188	$-	$-

*Carrying values exclude unamortized discounts for long-term debt.

The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company's other financial instruments approximates their fair value.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a significant difference in the amounts presented in statements of financial position prepared in accordance with U.S. GAAP and IFRS for certain entities. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The implementation of this guidance is not expected to have a material impact on the Company's disclosures.

In January 2012, the FASB proposed guidance intended to reduce the cost and complexity of testing indefinite-lived intangible assets for impairment. The proposal would allow companies to perform a "qualitative" assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar to the recently issued guidance on goodwill impairment. The proposal would allow companies the option to first assess qualitatively whether it is necessary to perform the quantitative impairment test. A company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines that it is more likely than not (that is, a likelihood of more than 50 percent) that the asset is impaired. The implementation of this guidance is not expected to have a material impact on the Company's financial position, results of operations, or cash flows.

1.    1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Ply Gem Holdings, Inc. ("Ply Gem Holdings") and its wholly owned subsidiaries (individually and collectively, the "Company" or "Ply Gem") are diversified manufacturers of residential and commercial building products, operating with two segments: (i) Siding, Fencing, and Stone and (ii) Windows and Doors.  Through these segments, Ply Gem Industries, Inc. ("Ply Gem Industries") manufactures and sells, primarily in the United States and Canada, a wide variety of products for the residential and commercial construction, manufactured housing, and remodeling and renovation markets.

Ply Gem Holdings, a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. ("Ply Gem Investment Holdings"), was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC ("CI Capital Partners") for the purpose of acquiring Ply Gem Industries from Nortek, Inc. ("Nortek").  On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime Holdings, Inc. ("Ply Gem Prime"), with Ply Gem Prime being the surviving corporation.  As a result, Ply Gem Holdings is now a wholly owned subsidiary of Ply Gem Prime.

The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings, an affiliate of CI Capital Partners pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC dated as of December 19, 2003, as amended.  Prior to February 12, 2004, the date of the Ply Gem acquisition, Ply Gem Holdings had no operations and Ply Gem Industries was wholly owned by a subsidiary of WDS LLC, which was a wholly owned subsidiary of Nortek.  As a result of the Ply Gem acquisition, the Company applied purchase accounting on February 12, 2004.

On August 27, 2004, Ply Gem Industries acquired all of the outstanding shares of capital stock of MWM Holding, Inc., ("MWM Holding"), in accordance with a stock purchase agreement entered into among Ply Gem Industries, MWM Holding and the selling stockholders.

On February 24, 2006, Ply Gem Industries acquired all of the outstanding shares of capital stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC Holding Company ("AWC", and together with its subsidiaries, "Alenco"), in accordance with a securities purchase agreement entered into among Ply Gem, all of the direct and indirect stockholders, warrant holders and stock options holders of AWC and FNL Management Corp, an Ohio corporation, as their representative.  Pursuant to the securities purchase agreement, Ply Gem purchased all of the issued and outstanding shares of common stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC (other than certain shares of common stock of AWC held by certain members of the senior management of Alenco that were contributed separately to Ply Gem Prime, the new parent company of Ply Gem Investment Holdings, in exchange for shares of capital stock of Ply Gem Prime).  Immediately following the completion of the Alenco acquisition, AWC became a wholly owned subsidiary of Ply Gem.

On October 31, 2006, Ply Gem Industries acquired all of the issued and outstanding shares of common stock of Mastic Home Exteriors, Inc. (formerly known as Alcoa Home Exteriors) ("MHE"), in accordance with a stock purchase agreement entered into among Ply Gem Industries, Alcoa Securities Corporation, and Alcoa Inc.

On September 30, 2007, Ply Gem Industries completed the acquisition of CertainTeed Corporation's vinyl window and patio door business through a stock acquisition.  On the acquisition date, the Company changed the name of the acquired business to Ply Gem Pacific Windows Corporation ("Pacific Windows").

On October 31, 2008, Ply Gem Industries acquired substantially all of the assets of Ply Gem Stone (formerly United Stone Veneer).

Ply Gem is a diversified manufacturer of residential and commercial building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets.  The demand for the Company's products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors.  The Company's sales are usually lower during the first and fourth quarters.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned.  All intercompany accounts and transactions have been eliminated.

Reclassifications

Certain amounts in the prior fiscal years have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net income (loss) or accumulated deficit.

Accounting Policies and Use of Estimates

The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States involves estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods.  Certain of the Company's accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates.  By their nature, these judgments are subject to an inherent degree of uncertainty.  The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable.  Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies.  These judgments are based on the Company's historical experience, current trends and information available from other sources, as appropriate and are based on management's best estimates and judgments.  The Company adjusts such estimates and assumptions when facts and circumstances dictate.  Illiquid credit markets, volatile equity, foreign currency, and the depressed housing and remodeling market have combined to increase the uncertainty inherent in such estimates and assumptions.  If different conditions result from those assumptions used in the Company's judgments, actual results could be materially different from the Company's estimates.

Recognition of Sales and Related Costs, Incentives and Allowances

The Company recognizes sales upon the shipment of products, net of applicable provisions for discounts and allowances.  Generally, the customer takes title upon shipment and assumes the risks and rewards of ownership of the product.  Certain customers take title to products upon delivery, at which time revenue is then recognized.  Allowances for cash discounts, volume rebates and other customer incentive programs, as well as gross customer returns, among others, are recorded as a reduction of sales at the time of sale based upon the estimated future outcome.  Cash discounts, volume rebates and other customer incentive programs are based upon certain percentages agreed upon with the Company's various customers, which are typically earned by the customer over an annual period.  The Company records periodic estimates for these amounts based upon the historical results to date, estimated future results through the end of the contract period and the contractual provisions of the customer agreements.  Customer returns are recorded on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period.  The Company generally estimates customer returns based upon the time lag that historically occurs between the sale date and the return date while also factoring in any new business conditions that might impact the historical analysis such as new product introduction.  The Company also provides for estimates of warranty and shipping costs at the time of sale.  Shipping and warranty costs are included in cost of products sold.  Bad debt provisions are included in selling, general and administrative expenses.  The amounts recorded are generally based upon historically derived percentages while also factoring in any new business conditions that are expected to impact the historical analysis such as new product introduction for warranty and bankruptcies of particular customers for bad debts.

Cash Equivalents

Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less which are readily convertible into cash.

Accounts receivable

Accounts receivable-trade are recorded at their net realizable value.  The allowance for doubtful accounts was $3.9 million and $5.3 million at December 31, 2011 and 2010, respectively.  The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers' ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded.

Inventories

Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method.  The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value.  The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business.  Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold.

The inventory reserves were approximately $6.3 million at December 31, 2011, decreasing during 2011 by $1.4 million compared to the December 31, 2010 reserve balance of approximately $7.2 million.

Property and Equipment

Property and equipment are presented at cost.  Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized.  When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.  Depreciation expense for the years ended December 31, 2011, 2010, and 2009 was approximately $27.3 million, $33.6 million, and $36.6 million, respectively.

On July 30, 2010, the Company entered into an asset purchase agreement to sell substantially all of the assets associated with the operations of its Valencia, Pennsylvania facility for $2.5 million, with $1.9 million received at closing and the remaining $0.6 million recorded as a note receivable due in July 2011.  The Company recognized a loss on the sale of approximately $0.1 million, which was recorded within selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2010 and the note receivable was recorded as a current asset in the consolidated balance sheet as of December 31, 2010.  The note receivable was collected during 2011.

Intangible Assets, Goodwill and Other Long-lived Assets

Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable.  The Company performs undiscounted operating cash flow analyses to determine if impairment exists.  If an impairment is determined to exist, any related impairment loss is calculated based on the asset's fair value and the discounted cash flow.

The Company tests for long-lived asset impairment at the following asset group levels: i) Siding, Fencing, and Stone ("Siding"), ii) the combined US Windows companies in the Windows and Doors segment ("US Windows"), and iii) Ply Gem Canada in the Windows and Doors segment.  For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities.  During the year ended December 31, 2011, the Company incurred an asset impairment charge of approximately $0.2 million related to a specific asset in the Windows and Doors segment that was no longer utilized.

Goodwill
Purchase accounting involves judgment with respect to the valuation of the acquired assets and liabilities in order to determine the final amount of goodwill.  For significant acquisitions, the Company values items such as property and equipment and acquired intangibles based upon appraisals.

The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant.  All other intangible assets are amortized over their estimated useful lives.  The Company assesses goodwill for impairment at the November month end each year (November 26th for 2011) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value.  To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies.  A significant reduction in projected sales and earnings which would lead to a reduction in future cash flows could indicate potential impairment.  Refer to Note 2 for additional considerations regarding the results of the impairment test in 2011 and 2010.

Debt Issuance Costs

Debt issuance costs, composed of facility, agency, and certain legal fees associated with acquiring new debt financing, are amortized over the contractual term of the related agreement using the effective interest method.  Net debt issuance costs totaled approximately $26.5 million and $20.6 million as of December 31, 2011 and December 31, 2010, respectively, and have been recorded in other long term assets in the accompanying consolidated balance sheets.

Share Based Compensation

Share-based compensation cost for the Company's stock option plan is measured at the grant date, based on the estimated fair value of the award, and is recognized over the requisite service period.  The fair value of each option award is estimated on the grant date using a Black-Scholes option valuation model.  Expected volatility is based on a review of several market indicators, including peer companies.  The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.

Insurance Liabilities

The Company is self-insured for certain casualty losses and medical liabilities. The Company records insurance liabilities and related expenses for health, workers' compensation, product and general liability losses and other insurance expenses in accordance with either the contractual terms of their policies or, if self-insured, the total liabilities that are estimable and probable as of the reporting date.  Insurance liabilities are recorded as current liabilities to the extent they are expected to be paid in the succeeding year with the remaining requirements classified as long-term liabilities.  The accounting for self-insured plans requires that significant judgments and estimates be made both with respect to the future liabilities to be paid for known claims and incurred but not reported claims as of the reporting date.  The Company relies on historical trends when determining the appropriate health insurance reserves to record in its consolidated balance sheets.  In certain cases where partial insurance coverage exists, the Company must estimate the portion of the liability that will be covered by existing insurance policies to arrive at the net expected liability to the Company.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs.  A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future.  The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained.  Subsequent to February 12, 2004, U.S. federal income tax returns are prepared and filed by Ply Gem Investment Holdings, Inc. on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its subsidiaries.  The existing tax sharing agreement between Ply Gem Holdings and Ply Gem Investment Holdings under which tax liabilities for each respective party are computed on a stand-alone basis, was amended to include Ply Gem Prime Holdings during 2010.  U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns.  Ply Gem Canada files separate Canadian income tax returns.

Sales Taxes

Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of operations.

Commitments and Contingencies

The Company provides accruals for all direct costs associated with the estimated resolution of contingencies at the earliest date at which it is deemed probable that a liability has been incurred and the amount of such liability can be reasonably estimated.  Costs accrued have been estimated based upon an analysis of potential results, assuming a combination of litigation and settlement strategies and outcomes.

Environmental

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change.  Costs of future expenditures for environmental remediation obligations are not discounted to their present value.  Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Liquidity

The Company intends to fund its ongoing capital and working capital requirements, including its internal growth, through a combination of cash flows from operations and, if necessary, from borrowings under the revolving credit portion of its asset based lending facility ("ABL Facility").  As of December 31, 2011, the Company had approximately $961.7 million of indebtedness, $151.2 million of contractual availability under the ABL facility, and approximately $69.9 million of borrowing base availability reflecting $55.0 million of ABL borrowings and approximately $6.3 million of letters of credit and priority payable reserves issued under the ABL facility.

Because of the inherent seasonality in our business and the resulting working capital requirements, the Company's liquidity position fluctuates within a given year.  The seasonal effect that creates the Company's greatest needs has historically been experienced during the first six months of the year and the Company anticipates borrowing funds under its ABL Facility to support this requirement.  However, the Company anticipates the funds generated from operations and funds available under the ABL Facility will be adequate to finance its ongoing operational cash flow needs, capital expenditures, debt service obligations, management incentive expenses, and other fees payable under other contractual obligations for the foreseeable future.

Foreign Currency

Ply Gem Canada, the Company's Canadian subsidiary, utilizes the Canadian dollar as its functional currency.  For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at year-end.  Net sales and expenses are translated using average exchange rates in effect during the period.  Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.

The Company recorded a gain from foreign currency transactions of approximately $0.5 million, in each of the years ended December 31, 2011, December 31, 2010, and December 31, 2009.  As of December 31, 2011 and December 31, 2010, accumulated other comprehensive income (loss) included a currency translation adjustment of approximately $(0.7) million and $1.6 million, respectively.

Concentration of Credit Risk

The Company's largest customer in each year accounted for approximately 9.4%, 9.0%, and 9.2% of consolidated net sales for the years ended December 31, 2011, 2010, and 2009, respectively.

Fair Value Measurement

The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity's own assumptions.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.  The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

			Quoted Prices	Significant
			in Active Markets	Other	Significant
(Amounts in thousands)		Fair	for Identical	Observable	Unobservable
	Carrying	Value	Assets	Inputs	Inputs
Description	Value	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
As of December 31, 2011	$950,000	$829,188	$829,188	$-	$-
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$159,375	$159,375	$-	$-
Senior Secured Notes-11.75%	725,000	775,750	775,750	-	-
As of December 31, 2010	$875,000	$935,125	$935,125	$-	$-

The fair value of the long-term debt instruments was determined by utilizing available market information.  The carrying value of the Company's other financial instruments approximates their fair value.  Also see Note 5 for fair value disclosures of the pension assets.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standards update to comprehensive income aimed at increasing the prominence of items reported in other comprehensive income in the financial statements.  This update requires companies to present comprehensive income in a single statement below net income or in a separate statement of comprehensive income immediately following the income statement.  Companies will no longer be allowed to present comprehensive income on the statement of changes in shareholders' equity.   In both options, companies must present the components of net income, total net income, the components of other comprehensive income, total other comprehensive income and total comprehensive income.  This update does not change which items are reported in other comprehensive income or the requirement to report reclassifications of items from other comprehensive income to net income.  This requirement became effective for the Company beginning with the first quarter 2012 Form 10-Q filing and requires retrospective application for all periods presented.  The Company has retrospectively applied this standard and has included a separate statement of comprehensive (loss) income in the accompanying consolidated financial statements.
In September 2011, the FASB amended its accounting guidance on testing goodwill for impairment by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary when it is more likely than not that the fair value of a reporting unit is greater than its carrying value amount.  If the conditions are achieved, companies would be able to avoid the two-step goodwill impairment test.  The amendments do not change the guidance for how goodwill is calculated or when goodwill is tested for impairment.  The amendments are effective for fiscal years beginning after December 15, 2011 with early adoption permitted.  The implementation of this guidance did not have an impact on the Company's financial position, results of operations, or cash flows for the year ended December 31, 2011, as the Company continued its quantitative assessment for the year ended December 31, 2011.

Comprehensive (Loss) Income

The components of accumulated other comprehensive (loss) income are as follows:

(amounts in thousands)	Foreign	Minimum	Accumulated
	currency	pension	other
	translation	liability	comprehensive
		adjustments	income
Balance at December 31, 2008	$(605)	$(4,938)	$(5,543)
Net current period change	4,709	1,158	5,867

Balance at December 31, 2009	4,104	(3,780)	324
Net current period change	1,639	(740)	899

Balance at December 31, 2010	5,743	(4,520)	1,223
Net current period change	(691)	(6,600)	(7,291)

Balance at December 31, 2011	$5,052	$(11,120)	$(6,068)

GOODWILL	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Goodwill [Abstract]
GOODWILL
2. GOODWILL

The Company records the excess of purchase price over the fair value of the net assets of acquired companies as goodwill or other identifiable intangible assets. The Company performs an annual test for goodwill impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. The Company has defined its reporting units and performs the impairment testing of goodwill at the operating segment level. The Company has two reporting units: (1) Siding, Fencing, and Stone and (2) Windows and Doors. Separate valuations are performed for each of these reporting units in order to test for impairment.

The Company uses the two-step method to determine goodwill impairment. If the carrying amount of a reporting unit exceeds its fair value (Step One), the Company measures the possible goodwill impairment based upon a hypothetical allocation of the fair value estimate of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including previously unrecognized intangible assets (Step Two). The excess of the reporting unit's fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized to the extent that a reporting unit's recorded goodwill exceeds the implied fair value of goodwill. There was no goodwill impairment for the year ended December 31, 2011 and no impairment indicators which would trigger an interim impairment test during the three and nine months ended September 29, 2012.

To determine the fair value of its reporting units, the Company equally considers both the income and market valuation methodologies. The income valuation methodology uses the fair value of the cash flows that the reporting unit can be expected to generate in the future. This method requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows for the reporting unit over a multi-year period as well as determine the weighted average cost of capital to be used as the discount rate. The Company also utilizes the market valuation method to estimate the fair value of the reporting units by utilizing comparable public company multiples. These comparable public company multiples are then applied to the reporting unit's financial performance. The market approach is more volatile as an indicator of fair value as compared to the income approach as internal forecasts and projections have historically been more stable. The Company equally weights the approaches to balance the internal and external factors affecting the Company's fair value.

The Company's fair value estimates of its reporting units and goodwill are sensitive to a number of assumptions including discount rates, cash flow projections, operating margins, and comparable market multiples. In order to accurately forecast future cash flows, the Company estimates single family housing starts and the repair and remodeling market's growth rates. However, there is no assurance that: (1) valuation multiples will not decline, (2) discount rates will not increase, or (3) the earnings, book values or projected earnings and cash flows of the Company's reporting units will not decline. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.

The reporting unit goodwill balances were as follows as of September 29, 2012 and December 31, 2011:

(Amounts in thousands)
	Siding, Fencing and Stone	Windows and Doors
December 31, 2011	$320,107	$71,360	$391,467
2012 Activity	877	373	1,250
September 29, 2012	$320,984	$71,733	$392,717

On July 30, 2012, the Company acquired substantially all of the production assets of Greendeck Products LLC ("Acquiree"). The Acquiree was developing an exterior building products production process. The goodwill of approximately $0.9 million arising from the acquisition consists largely of the commercialization valuation of the underlying products and economies of scale expected from combining the operations of the Company and the assets of Greendeck Products LLC. The goodwill has been recorded within Siding, Fencing and Stone. The Company also acquired an intangible asset in this asset purchase valued at approximately $0.1 million, which is based on a license agreement with a third party entity.

The acquisition has an earnout clause included within the asset purchase agreement. The earnout clause has been fair valued as of the acquisition date and the valuation will be updated at each reporting period. As of September 29, 2012, the fair value of the earnout is approximately $0.9 million and has been classified within other long-term liabilities in the condensed consolidated balance sheet. There are no revenues or earnings from the Acquiree for any comparative periods or since the date of acquisition and, consequently, no pro forma information is required or disclosed related to the Acquiree. The $0.4 million increase within Windows and Doors was attributed to foreign currency.

2.   GOODWILL

The Company records the excess of purchase price over the fair value of the net assets of acquired companies as goodwill or other identifiable intangible assets.  The Company performs an annual test for goodwill impairment at the November month end each year (November 26th for 2011) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value.  The Company has defined its reporting units and performs the impairment testing of goodwill at the operating segment level.  The Company has aggregated US Windows and Ply Gem Canada, which represent components of the Windows and Doors operating segment, into a single reporting unit since they have similar economic characteristics.  Thus, the Company has two reporting units: 1) Siding, Fencing, and Stone and 2) Windows and Doors.  Separate valuations are performed for each of these reporting units in order to test for impairment.

The Company uses the two-step method to determine goodwill impairment.  If the carrying amount of a reporting unit exceeds its fair value ("Step One"), the Company measures the possible goodwill impairment based upon a hypothetical allocation of the fair value estimate of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including previously unrecognized intangible assets ("Step Two").  The excess of the reporting unit's fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized to the extent that a reporting unit's recorded goodwill exceeds the implied fair value of goodwill.

To determine the fair value of its reporting units, the Company equally considers both the income and market valuation methodologies.  The income valuation methodology uses the fair value of the cash flows that the reporting unit can be expected to generate in the future. This method requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows for the reporting unit over a multi-year period as well as determine the weighted average cost of capital to be used as the discount rate.  The Company also utilizes the market valuation method to estimate the fair value of the reporting units by utilizing comparable public company multiples.  These comparable public company multiples are then applied to the reporting unit's financial performance.  The market approach is more volatile as an indicator of fair value as compared to the income approach as internal forecasts and projections have historically been more stable.  Since each approach has its merits, the Company equally weights the approaches to balance the internal and external factors affecting the Company's fair value.

The Company's fair value estimates of its reporting units and goodwill are sensitive to a number of assumptions including discount rates, cash flow projections, operating margins, and comparable market multiples.  In order to accurately forecast future cash flows, the Company estimated single family housing starts and the repair and remodeling market's growth rate through 2018.  These assumptions modeled information published by the National Association of Home Builders ("NAHB").  The Company estimated single family housing starts increasing from 2011 levels (434,000) to approximately 1,050,000 in 2018 (terminal growth year) and estimated the repair and remodeling growth rate at approximately 3.0% in each year through 2018.  The 1,050,000 terminal housing starts figure represents a historical average that tracks domestic population growth.  The forecasted sales growth and operating earnings increases coincided with the growth in these two key assumptions.  The Company utilized its weighted average cost of capital and its long-term growth rate to derive the appropriate capitalization rate used in the terminal value calculation.  The Company utilized these fair value estimate assumptions during the impairment analysis conducted during the years ended December 31, 2011 and 2010.

The Company's annual goodwill impairment tests performed as of November 26, 2011 and November 27, 2010 indicated no impairment.  The Windows and Doors and Siding, Fencing, and Stone reporting units exceeded their 2011 carrying values by approximately 19% and 90%, respectively.

The Company provides no assurance that: 1) valuation multiples will not decline, 2) discount rates will not increase, or 3) the earnings, book values or projected earnings and cash flows of the Company's reporting units will not decline. The Company will continue to analyze changes to these assumptions in future periods. The Company will also continue to evaluate goodwill during future periods and further declines in the residential housing and remodeling markets could result in future goodwill impairments.

The reporting unit goodwill balances were as follows as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)
	December 31, 2011	December 31, 2010
Siding, Fencing and Stone	$320,107	$320,107
Windows and Doors	71,360	73,326
	$391,467	$393,433

During the year ended December 31, 2011, the Windows and Doors' goodwill decrease was attributed to: 1) foreign currency movement ($0.2 million), 2) a purchase accounting adjustment related to a previous acquisition ($0.3 million) for a reduction in accrued expenses, and 3) a tax adjustment ($1.4 million) resulting from the original Ply Gem acquisition reducing deferred tax liabilities and goodwill.

A rollforward of goodwill for 2011 and 2010 is included in the table below:

	Windows and	Siding, Fencing
(Amounts in thousands)	Doors	and Stone

Balance as of January 1, 2010
Goodwill	$400,504	$442,334
Accumulated impairment losses	(327,773)	(122,227)
	72,731	320,107

Currency translation adjustments	595	-
Balance as of December 31, 2010
Goodwill	401,099	442,334
Accumulated impairment losses	(327,773)	(122,227)
	73,326	320,107

Currency translation adjustments	(244)	-
Purchase accounting adjustment	(307)	-
Tax benefit of excess tax goodwill	(1,415)	-
Balance as of December 31, 2011
Goodwill	399,133	442,334
Accumulated impairment losses	(327,773)	(122,227)
	$71,360	$320,107

INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS
3. INTANGIBLE ASSETS, NET

The following table presents the components of intangible assets as of September 29, 2012 and December 31, 2011:

	Average
	Amortization
(Amounts in thousands)	Period		Accumulated	Net Carrying
	(in Years)	Cost	Amortization	Value
As of September 29, 2012:
Patents	14	$12,770	$(8,074)	$4,696
Trademarks/Tradenames	11	85,644	(58,358)	27,286
Customer relationships	13	158,158	(89,980)	68,178
Other		2,647	(1,714)	933
Total intangible assets	13	$259,219	$(158,126)	$101,093

As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

Estimated amortization expense for the remainder of 2012 and for fiscal years 2013, 2014, 2015, and 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012 (remainder of year)	$6,676
2013	16,732
2014	15,353
2015	14,827
2016	14,240

3.   INTANGIBLE ASSETS

The table that follows presents the major components of intangible assets as of December 31, 2011 and 2010:

	Average
	Amortization
	Period		Accumulated	Net Carrying
(Amounts in thousands)	(in Years)	Cost	Amortization	Value
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

As of December 31, 2010:
Patents	14	$12,770	$(6,418)	$6,352
Trademarks/Tradenames	11	85,644	(34,885)	50,759
Customer relationships	13	158,158	(68,651)	89,507
Other		1,631	(1,284)	347
Total intangible assets	13	$258,203	$(111,238)	$146,965

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was approximately $26.7 million, $27.1 million, and $19.7 million, respectively.  Estimated amortization expense for the fiscal years 2012 through 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012	$26,875
2013	16,723
2014	15,344
2015	14,818
2016	14,231

During the year ended December 31, 2010, the Company decreased the remaining useful life of certain trademarks in the Windows and Doors segment to three years (applied prospectively) as a result of future marketing plans regarding the use of these trademarks.  For each of the years ended December 31, 2011 and December 31, 2010, the Company incurred approximately $7.4 million of increased amortization expense compared to the year ended December 31, 2009, primarily as a result of this decrease in useful life.

LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
5. LONG-TERM DEBT

Long-term debt in the accompanying condensed consolidated balance sheets at September 29, 2012 and December 31, 2011 consists of the following:

(Amounts in thousands)	September 29, 2012	December 31, 2011

Senior secured asset based revolving credit facility	$55,000	$55,000
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $42,194 and $40,641, respectively	797,806	759,359
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689	-	147,311
9.375% Senior unsecured notes due 2017, net of
unamortized discount of $10,036	149,964	-
	$1,002,770	$961,670

Recent Developments

On September 27, 2012, Ply Gem Industries completed an offering for $160.0 million aggregate principal amount of 9.375% Senior Unsecured Notes due 2017 (the "9.375% Senior Notes"). The net proceeds of this offering, together with cash on hand, were deposited with the trustee for Ply Gem Industries' 13.125% Senior Subordinated Notes due 2014 (the "13.125% Senior Subordinated Notes") to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017.

On February 16, 2012, Ply Gem Industries issued an additional $40.0 million aggregate principal amount of its 8.25% Senior Secured Notes in a private placement transaction ("Senior Tack-on Notes"). The net proceeds of approximately $32.7 million, after deducting $6.0 million for the debt discount and $1.3 million in transaction costs, are and will continue to be utilized for general corporate purposes. The additional $40.0 million of 8.25% Senior Secured Notes have the same terms and covenants as the original $800.0 million of 8.25% Senior Secured Notes due 2018.

8.25% Senior Secured Notes due 2018

On February 11, 2011, Ply Gem Industries issued $800.0 million of 8.25% Senior Secured Notes due 2018 at par. Ply Gem Industries used the proceeds to purchase approximately $724.6 million principal amount of its outstanding 11.75% Senior Secured Notes in a tender offer, to redeem the remaining approximate $0.4 million principal amount of outstanding 11.75% Senior Secured Notes, and to pay related fees and expenses. A portion of the early tender premiums and the original unamortized discount on the 11.75% Senior Secured Notes was recorded as a discount on the $800.0 million of 8.25% Senior Secured Notes given that the 2011 transaction was predominately accounted for as a loan modification. The 8.25% Senior Secured Notes due 2018 originally issued in February 2011 and the Senior Tack-on Notes (collectively, the "8.25% Senior Secured Notes") will mature on February 15, 2018 and bear interest at the rate of 8.25% per annum. Interest will be paid semi-annually on February 15 and August 15 of each year.

Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.

The 8.25% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis by Ply Gem Holdings and all of the domestic subsidiaries of Ply Gem Industries (the "Guarantors"). The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.

The 8.25% Senior Secured Notes and the related guarantees are secured on a first-priority lien basis by substantially all of the assets (other than the assets securing the Company's obligations under the ABL Facility, which consist of accounts receivable, inventory, cash, deposit accounts, securities accounts, chattel paper and proceeds of the foregoing and certain assets such as contract rights, instruments and documents related thereto) of Ply Gem Industries and the Guarantors and on a second-priority lien basis by the assets that secure the ABL Facility.

In addition, the Company's stock ownership in the Company's subsidiaries collateralizes the 8.25% Senior Secured Notes to the extent that such equity interests and other securities can secure the 8.25% Senior Secured Notes without Rule 3-16 of Regulation S-X under the Securities Act requiring separate financial statements of such subsidiary to be filed with the Securities and Exchange Commission ("SEC").

On August 4, 2011, Ply Gem Industries completed its exchange offer with respect to the 8.25% Senior Secured Notes issued in February 2011 by exchanging $800.0 million 8.25% Senior Secured Notes, which were registered under the Securities Act, for $800.0 million of the issued and outstanding 8.25% Senior Secured Notes. Upon completion of the exchange offer, all $800 million of issued and outstanding 8.25% Senior Secured Notes were registered under the Securities Act. However, the $40.0 million of Senior Tack-on Notes issued in February 2012 have not been registered under the Securities Act and there is no contractual requirement to register these instruments.

11.75% Senior Secured Notes due 2013

On June 9, 2008, Ply Gem Industries issued $700.0 million of 11.75% Senior Secured Notes due 2013 ("11.75% Senior Secured Notes") at an approximate 1.0% discount, yielding proceeds of approximately $693.5 million. Interest was paid semi-annually on June 15 and December 15 of each year. On October 23, 2009, Ply Gem Industries issued an additional $25.0 million of its 11.75% Senior Secured Notes in a private placement transaction. The additional $25.0 million of 11.75% Senior Secured Notes had the same terms and covenants as the initial $700.0 million of 11.75% Senior Secured Notes.

On February 11, 2011, the Company purchased approximately $718.6 million principal amount of the 11.75% Senior Secured Notes in a tender offer at a price of $1,069.00 per $1,000 principal amount, which included an early tender payment of $40.00 per $1,000 principal amount, plus accrued and unpaid interest, and on February 28, 2011, the Company purchased $6.0 million principal amount of the 11.75% Senior Secured Notes in the tender offer at a price of $1,029.00 per $1,000 principal amount, plus accrued and unpaid interest. On March 13, 2011, pursuant to the terms of the indenture governing the 11.75% Senior Secured Notes, the Company redeemed the remaining approximate $0.4 million at a redemption price of 103% of the principal amount thereof, plus accrued and unpaid interest. As a result of these transactions, the Company paid cumulative early tender premiums of approximately $49.8 million during the nine months ended October 1, 2011. Following the redemption on March 13, 2011, there were no longer any 11.75% Senior Secured Notes outstanding. The loss recorded as a result of this purchase is discussed in the section "Loss on debt modification or extinguishment" below.

Senior Secured Asset-Based Revolving Credit Facility due 2016

On January 26, 2011, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into a new ABL Facility. Ply Gem Industries and Ply Gem Canada used the initial borrowing under the new ABL Facility to repay all of the outstanding indebtedness (including all accrued interest) under the Senior Secured Asset-Based Revolving Credit Facility due 2013. The new ABL Facility initially provided for revolving credit financing of up to $175.0 million, subject to borrowing base availability, including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In August 2011, the Company exercised a portion of the accordion feature under the new ABL Facility for $37.5 million, or 50% of the eligible accordion, increasing the new ABL Facility from $175.0 million to $212.5 million. Under the terms of the new ABL Facility, the Company has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million. Under the new ABL Facility, $197.5 million is available to Ply Gem Industries and $15.0 million is available to Ply Gem Canada. All outstanding loans under the new ABL Facility are due and payable in full on January 26, 2016.

Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans. The applicable margin for borrowings under the new ABL Facility is subject to step ups and step downs based on average excess availability under that facility. Swingline loans bear interest at a rate per annum equal to the base rate plus the applicable margin.

In addition to paying interest on outstanding principal under the new ABL Facility, Ply Gem Industries is required to pay a commitment fee, in respect of the unutilized commitments thereunder, which fee will be determined based on utilization of the new ABL Facility (increasing when utilization is low and decreasing when utilization is high). Ply Gem Industries must also pay customary letter of credit fees equal to the applicable margin on Eurodollar loans and agency fees. The new ABL Facility eliminated the interest rate floor that existed in the prior ABL Facility. As of September 29, 2012, the Company's interest rate on the new ABL Facility was approximately 2.9%. The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February and March).

All obligations under the new ABL Facility are unconditionally guaranteed by Ply Gem Holdings and substantially all of Ply Gem Industries' existing and future, direct and indirect, wholly owned domestic subsidiaries. All obligations under the new ABL Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of Ply Gem Industries and the guarantors, including a first-priority security interest in personal property consisting of accounts receivable, inventory, cash, deposit accounts, and certain related assets and proceeds of the foregoing and a second-priority security interest in, and mortgages on, substantially all of Ply Gem Industries' and the Guarantors' material owned real property and equipment and all assets that secure the 8.25% Senior Secured Notes on a first-priority basis. In addition to being secured by the collateral securing the obligations of Ply Gem Industries under the domestic collateral package, the obligations of Ply Gem Canada, which is a borrower under the Canadian sub-facility under the new ABL Facility, are also secured by a first-priority security interest in substantially all of the assets of such Canadian subsidiary, plus additional mortgages in Canada, and a pledge by Ply Gem Industries of the remaining 35% of the equity interests of Ply Gem Canada pledged only to secure the Canadian sub-facility.

The new ABL Facility contains certain covenants that limit the ability of the Company and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.

On September 21, 2012, Ply Gem Industries completed an amendment to its ABL Facility to permit the refinancing of its 13.125% Senior Subordinated Notes with unsecured notes rather than subordinated notes. No other terms or provisions were modified or changed in conjunction with this amendment.

As of September 29, 2012, Ply Gem Industries had approximately $151.2 million of contractual availability and approximately $107.4 million of borrowing base availability under the new ABL Facility, reflecting $55.0 million of borrowings outstanding and approximately $6.3 million of letters of credit and priority payables reserves.

Senior Secured Asset-Based Revolving Credit Facility due 2013

Concurrently with the 11.75% Senior Secured Notes offering on June 9, 2008, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into an ABL Facility. The prior ABL Facility initially provided for revolving credit financing of up to $150.0 million, subject to borrowing base availability, with a maturity of five years (June 2013) including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In July 2009, the Company amended the prior ABL Facility to increase the available commitments by $25.0 million from $150.0 million to $175.0 million. As of September 29, 2012, there were no outstanding borrowings under the prior ABL Facility, as it was replaced with the new ABL Facility on January 26, 2011.

13.125% Senior Subordinated Notes due 2014

On January 11, 2010, Ply Gem Industries issued $150.0 million of 13.125% Senior Subordinated Notes at an approximate 3.0% discount, yielding proceeds of approximately $145.7 million. Ply Gem Industries used the proceeds of the offering to redeem approximately $141.2 million aggregate principal amount of its previous 9% Senior Subordinated Notes due 2012 and to pay certain related costs and expenses. The interest rate on these Notes was 13.125% and was paid semi-annually on January 15 and July 15 of each year.

On September 27, 2012, Ply Gem Industries used the net proceeds from the issuance of the 9.375% Senior Notes, together with cash on hand, aggregating $165.4 million, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. In addition, on September 27, 2012, Ply Gem Industries issued a notice of redemption to redeem all of the outstanding 13.125% Senior Subordinated Notes on October 27, 2012 at a redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date. The $165.4 million deposited with the trustee for the 13.125% Senior Subordinated Notes included a $9.8 million call premium and $5.7 million of accrued interest.

On October 27, 2012, the Company completed the redemption of all $150.0 million principal amount of the 13.125% Senior Subordinated Notes. The loss recorded as a result of the debt transactions is discussed in the section "Loss on debt modification or extinguishment" below.

9.375% Senior Notes due 2017

On September 27, 2012, Ply Gem Industries issued $160.0 million of 9.375% Senior Notes at par. Ply Gem Industries used the proceeds of the offering, together with cash on hand, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017 and bear interest at the rate of 9.375% per annum. Interest will be paid semi-annually on April 15 and October 15 of each year. A portion of the early call premium and the original unamortized discount on the 13.125% Senior Subordinated Notes was recorded as a discount on the $160.0 million of 9.375% Senior Notes, given that the transaction was predominately accounted for as a loan modification.

Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any. On or after October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.

The 9.375% Senior Notes are unsecured and equal in right of payment to all of our existing and future senior debt, including the ABL Facility and the 8.25% Senior Secured Notes. The 9.375% Senior Notes are unconditionally guaranteed on a joint and several basis by the Guarantors (other than certain unrestricted subsidiaries) on a senior unsecured basis. The guarantees are general unsecured obligations and are equal in right of payment to all existing senior debt of the Guarantors, including their guarantees of the 8.25% Senior Secured Notes and the ABL Facility. The 9.375% Senior Notes and guarantees are effectively subordinated to all of Ply Gem Industries' and the guarantors' existing and future secured indebtedness, including the 8.25% Senior Secured Notes and the ABL Facility, to the extent of the value of the assets securing such indebtedness.

The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.

Loss on debt modification or extinguishment

As a result of the 9.375% Senior Notes issuance and the transactions relating to the 13.125% Senior Subordinated Notes in September 2012, the Company performed an analysis to determine the proper accounting treatment for this transaction. Specifically, the Company evaluated each creditor with ownership in both the 13.125% Senior Subordinated Notes and the 9.375% Senior Notes to determine whether the transaction should be accounted for as a modification or an extinguishment of debt as it relates to each individual holder. The Company incurred an early call premium of approximately $9.8 million in connection with this transaction, of which approximately $8.3 million was recorded as a discount on the 9.375% Senior Notes and approximately $1.5 million was expensed as a loss on modification or extinguishment of debt in the condensed consolidated statement of operations for the three and nine months ended September 29, 2012. The Company also expensed approximately $0.3 million for the unamortized discount and $0.4 million for the unamortized debt issuance costs for the 13.125% Senior Subordinated Notes as a result of this transaction for the three and nine months ended September 29, 2012. The Company also incurred approximately $2.5 million of costs associated with this transaction, of which approximately $1.1 million was recorded as debt issuance costs and approximately $1.4 million was expensed as loss on modification or extinguishment of debt in the condensed consolidated statement of operations for the three and nine months ended September 29, 2012.

As a result of the 8.25% Senior Secured Notes issuance and purchase and redemption of the 11.75% Senior Secured Notes during 2011, the Company performed an analysis to determine the proper accounting treatment for this transaction. Specifically, the Company evaluated each creditor with ownership in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes to determine whether the transaction was to be accounted for as a modification or an extinguishment of debt. The Company determined that this transaction resulted predominantly in a modification but in some instances as an extinguishment as some creditors did not participate in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes. The Company incurred an early tender premium of approximately $49.8 million in conjunction with this transaction, of which approximately $38.9 million was recorded as a discount on the 8.25% Senior Secured Notes and approximately $10.9 million was expensed as a loss on modification or extinguishment of debt in the condensed consolidated statement of operations for the nine months ended October 1, 2011. The Company also expensed approximately $0.8 million for the unamortized discount and $2.8 million for the unamortized debt issuance costs for the 11.75% Senior Secured Notes in this transaction for the nine months ended October 1, 2011. The Company also incurred approximately $25.9 million of costs associated with this transaction, of which approximately $13.6 million was recorded as debt issuance costs and approximately $12.2 million was expensed as a loss on modification or extinguishment of debt in the condensed consolidated statement of operations for the nine months ended October 1, 2011.

As a result of the ABL Facility refinancing during the first quarter of 2011, the Company evaluated the proper accounting treatment for the debt issuance costs associated with the prior ABL Facility and the new ABL Facility as there were certain members of the loan syndication that existed in both facilities and other members who were not participants in the new ABL Facility. Based on this evaluation, the Company expensed approximately $1.2 million of debt issuance costs as a loss on modification or extinguishment of debt and recorded approximately $2.1 million of debt issuance costs.

Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million for the three months ended September 29, 2012 and $3.6 million and $27.9 million for the nine months ended September 29, 2012 and October 1, 2011, respectively as summarized in the tables below.

	For the three months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
13.125% Senior Subordinated Notes call premium	$(1,487)	$-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	-
Loss on modification of debt:
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	-

Total loss on modification or extinguishment of debt	$(3,607)	$-

	For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
Tender premium associated with the 11.75% Senior Secured Notes	$-	$(10,883)
11.75% Senior Secured Notes unamortized discount	-	(775)
11.75% Senior Secured Notes unamortized debt issuance costs	-	(2,757)
13.125% Senior Subordinated Notes call premium	(1,487)	-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	(14,415)
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	-	(12,261)
Unamortized debt issuance costs for prior ABL Facility	-	(1,187)
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	(13,448)

Total loss on modification or extinguishment of debt	$(3,607)	$(27,863)

4.   LONG-TERM DEBT

Long-term debt in the accompanying consolidated balance sheets at December 31, 2011 and 2010 consists of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Senior secured asset based revolving credit facility	$55,000	$30,000
11.75% Senior secured notes due 2013, net of
unamortized discount of $0 and $7,318	-	717,682
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $40,641 and $0	759,359	-
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689 and $3,519	147,311	146,481
	$961,670	$894,163

Recent developments

As described in the following sections, on February 16, 2012, Ply Gem Industries issued an additional $40.0 million aggregate principal amount of its 8.25% Senior Secured Notes in a private placement transaction ("Senior Tack-on Notes").  The net proceeds of approximately $32.7 million after deducting $6.0 million for the debt discount and $1.3 million in transaction costs, will be utilized for general corporate purposes.  The additional $40.0 million of 8.25% Senior Secured Notes have the same terms and covenants as the original $800.0 million of 8.25% Senior Secured Notes.

8.25% Senior Secured Notes due 2018

On February 11, 2011, Ply Gem Industries issued $800.0 million of 8.25% Senior Secured Notes due 2018 at par.  Ply Gem Industries used the proceeds to purchase approximately $724.6 million principal amount of its outstanding 11.75% Senior Secured Notes in a tender offer, to redeem the remaining approximate $0.4 million principal amount of outstanding 11.75% Senior Secured Notes, and to pay related fees and expenses.  A portion of the early tender premiums and the original unamortized discount on the 11.75% Senior Secured Notes was recorded as a discount on the $800.0 million of 8.25% Senior Secured Notes due 2018 given that the 2011 transaction was predominately accounted for as a loan modification.  The 8.25% Senior Secured Notes due 2018 together with the Senior Tack-on Notes ("8.25% Senior Secured Notes") will mature on February 15, 2018 and bear interest at the rate of 8.25% per annum.  Interest will be paid semi-annually on February 15 and August 15 of each year.

Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium.  Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption.  In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the aggregate amount of the 8.25 % Senior Secured Notes, plus accrued and unpaid interest, if any.  At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.

The 8.25% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis by Ply Gem Holdings and all of the domestic subsidiaries of Ply Gem Industries (the "Guarantors").  The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets.  In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00.  In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.  In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.

The 8.25% Senior Secured Notes and the related guarantees are secured on a first-priority lien basis by substantially all of the assets (other than the assets securing our obligations under the ABL Facility, which consist of accounts receivable, inventory, cash, deposit accounts, securities accounts, chattel paper and proceeds of the foregoing and certain assets such as contract rights, instruments and documents related thereto) of Ply Gem Industries and the Guarantors and on a second-priority lien basis by the assets that secure the ABL Facility.

In addition, our stock ownership in our subsidiaries collateralizes the 8.25% Senior Secured Notes to the extent that such equity interests and other securities can secure the 8.25% Senior Secured Notes without Rule 3-16 of Regulation S-X under the Securities Act requiring separate financial statements of such subsidiary to be filed with the SEC.

On August 4, 2011, Ply Gem Industries completed its exchange offer with respect to the 8.25% Senior Secured Notes by exchanging $800.0 million 8.25% Senior Secured Notes, which were registered under the Securities Act, for $800.0 million of the issued and outstanding 8.25% Senior Secured Notes.  Upon completion of the exchange offer, all $800.0 million of issued and outstanding 8.25% Senior Secured Notes were registered under the Securities Act.  However, the $40.0 million of Senior Tack-on Notes issued in February 2012 have not been registered under the Securities Act and there is no contractual requirement to register these instruments.

11.75% Senior Secured Notes due 2013

 On June 9, 2008, Ply Gem Industries issued $700.0 million of 11.75% Senior Secured Notes due 2013 ("11.75% Senior Secured Notes") at an approximate 1.0% discount, yielding proceeds of approximately $693.5 million.  Interest was paid semi-annually on June 15 and December 15 of each year.  On October 23, 2009, Ply Gem Industries issued an additional $25.0 million of its 11.75% Senior Secured Notes in a private placement transaction.  The additional $25.0 million of 11.75% Senior Secured Notes had the same terms and covenants as the initial $700.0 million of 11.75% Senior Secured Notes.

On February 11, 2011, the Company purchased approximately $718.6 million principal amount of the 11.75% Senior Secured Notes in a tender offer at a price of $1,069.00 per $1,000 principal amount, which included an early tender payment of $40.00 per $1,000 principal amount, plus accrued and unpaid interest, and on February 28, 2011, the Company purchased $6.0 million principal amount of the 11.75% Senior Secured Notes in the tender offer at a price of $1,029.00 per $1,000 principal amount, plus accrued and unpaid interest.  On March 13, 2011, pursuant to the terms of the indenture governing the 11.75% Senior Secured Notes, the Company redeemed the remaining approximate $0.4 million at a redemption price of 103% of the principal amount thereof, plus accrued and unpaid interest.  As a result of these transactions, the Company paid cumulative early tender premiums of approximately $49.8 million during the year ended December 31, 2011.  Following the redemption on March 13, 2011, there were no longer any 11.75% Senior Secured Notes outstanding.  The 11.75% Senior Secured Notes would have matured on June 15, 2013 and bore interest at the rate of 11.75% per annum.  The loss recorded as a result of this purchase is discussed in detail in the section "Gain (loss) on debt extinguishment" below.

Senior Secured Asset Based Revolving Credit Facility due 2016

On January 26, 2011, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into a new ABL Facility.  Ply Gem Industries and Ply Gem Canada used the initial borrowing under the new ABL Facility to repay all of the outstanding indebtedness (including all accrued interest) under the Senior Secured Asset-Based Revolving Credit Facility due 2013.  The new ABL Facility initially provided for revolving credit financing of up to $175.0 million, subject to borrowing base availability, including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada.  In August 2011, the Company exercised the accordion feature under the new ABL Facility for $37.5 million, or 50% of the eligible accordion, increasing the Company's ABL Facility from $175.0 million to $212.5 million.  Under the terms of the ABL Facility, the Company has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million.  Under the amended ABL Facility, $197.5 million is available to Ply Gem Industries and $15.0 million is available to Ply Gem Canada.  All outstanding loans under the new ABL Facility are due and payable in full on January 26, 2016 (or April 15, 2014 if the 13.125% Senior Subordinated Notes are not repaid or refinanced by such date).

Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin.  The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans.  The applicable margin for borrowings under the new ABL Facility is subject to step ups and step downs based on average excess availability under that facility.  Swingline loans bear interest at a rate per annum equal to the base rate plus the applicable margin.

In addition to paying interest on outstanding principal under the new ABL Facility, Ply Gem Industries is required to pay a commitment fee, in respect of the unutilized commitments thereunder, which fee will be determined based on utilization of the new ABL Facility (increasing when utilization is low and decreasing when utilization is high).  Ply Gem Industries must also pay customary letter of credit fees equal to the applicable margin on Eurodollar loans and agency fees.  The new ABL Facility eliminated the interest rate floor that existed in the prior ABL Facility.  As of December 31, 2011, the Company's interest rate on the new ABL Facility was approximately 2.8%.  The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million.  The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February, and March).

All obligations under the new ABL Facility are unconditionally guaranteed by Ply Gem Holdings and substantially all of Ply Gem Industries' existing and future, direct and indirect, wholly owned domestic subsidiaries.  All obligations under the new ABL Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of Ply Gem Industries and the guarantors, including a first-priority security interest in personal property consisting of accounts receivable, inventory, cash, deposit accounts, and certain related assets and proceeds of the foregoing and a second-priority security interest in, and mortgages on, substantially all of Ply Gem Industries' and the Guarantors' material owned real property and equipment and all assets that secure the 8.25% Senior Secured Notes on a first-priority basis.  In addition to being secured by the collateral securing the obligations of Ply Gem Industries under the domestic collateral package, the obligations of Ply Gem Canada, which is a borrower under the Canadian sub-facility under the new ABL Facility, are also secured by a first-priority security interest in substantially all of the assets of such Canadian subsidiary, plus additional mortgages in Canada, and a pledge by Ply Gem Industries of the remaining 35% of the equity interests of Ply Gem Canada pledged only to secure the Canadian sub-facility.

The new ABL Facility contains certain covenants that limit the Company's ability and the ability of the Company's subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets.  In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances.  In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings.  Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.

As of December 31, 2011, Ply Gem Industries had approximately $151.2 million of contractual availability and approximately $69.9 million of borrowing base availability under the new ABL Facility, reflecting $55.0 million of borrowings outstanding and approximately $6.3 million of letters of credit and priority payables reserves.

Senior Secured Asset Based Revolving Credit Facility due 2013

 Concurrently with the 11.75% Senior Secured Notes offering on June 9, 2008, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into an ABL Facility.  The prior ABL Facility initially provided for revolving credit financing of up to $150.0 million, subject to borrowing base availability, with a maturity of five years (June 2013) including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada.  In July 2009, the Company amended the prior ABL Facility to increase the available commitments by $25.0 million from $150.0 million to $175.0 million.  As of December 31, 2011, there were no outstanding borrowings under the prior ABL Facility, as it was replaced with the new ABL Facility on January 26, 2011, as discussed above.

13.125% Senior Subordinated Notes due 2014

 On January 11, 2010, Ply Gem Industries issued $150.0 million of 13.125% Senior Subordinated Notes at an approximate 3.0% discount, yielding proceeds of approximately $145.7 million.  Ply Gem Industries used the proceeds of the offering to redeem approximately $141.2 million aggregate principal amount of its previous 9% Senior Subordinated Notes due 2012 and to pay certain related costs and expenses.  The 13.125% Senior Subordinated Notes will mature on July 15, 2014 and bear interest at the rate of 13.125% per annum.  Interest will be paid semi-annually on January 15 and July 15 of each year.

Prior to January 15, 2012, Ply Gem Industries had the option to redeem up to 40% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 113.125% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the original aggregate principal amount of the 13.125% Senior Subordinated Notes remains outstanding after the redemption.  On or after January 15, 2012, and prior to January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any.  On or after January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, to the redemption date.  At any time on or after January 15, 2012, Ply Gem Industries may redeem the 13.125% Senior Subordinated Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 13.125% Senior Subordinated Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.

The 13.125% Senior Subordinated Notes are unsecured and subordinated in right of payment to all of the Company's existing and future debt, including the new ABL Facility and the 8.25% Senior Secured Notes.  The 13.125% Senior Subordinated Notes are unconditionally guaranteed on a joint and several basis by the Guarantors (other than certain unrestricted subsidiaries) on a senior subordinated basis.  The guarantees are general unsecured obligations and are subordinated in right of payment to all existing senior debt of the Guarantors, including their guarantees of the 8.25% Senior Secured Notes and the ABL Facility.

The indenture governing the 13.125% Senior Subordinated Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets.  In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00.  In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base and (b) the greater of (i) $725.0 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (ii) an amount that is three times Consolidated Cash Flow (as defined in the indenture) for the four-quarter period; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding, debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $25.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.  In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings.  Permitted dividends and distributions include those used to redeem equity of its officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $500,000 in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.  Ply Gem Industries may also pay dividends or make other distributions to Ply Gem Holdings so long as it can incur $1.00 of additional debt pursuant to the 2.00 to 1.00 consolidated interest coverage ratio test described above and so long as the aggregate amount of such dividend or distribution together with certain other dividends and distributions does not exceed 50% of consolidated net income plus certain other items.

On June 30, 2010, Ply Gem Industries completed its exchange offer with respect to the 13.125% Senior Subordinated Notes by exchanging $150.0 million 13.125% Senior Subordinated Notes, which were registered under the Securities Act, for $150.0 million of the issued and outstanding 13.125% Senior Subordinated Notes.  Upon completion of the exchange offer, all issued and outstanding 13.125% Senior Subordinated Notes were registered under the Securities Act.

9.00% Senior Subordinated Notes due 2012

In connection with the issuance of $150.0 million of the 13.125% Senior Subordinated Notes on January 11, 2010, Ply Gem Industries redeemed approximately $141.2 million aggregate principal amount of the 9% Senior Subordinated Notes on February 16, 2010 at a redemption price of 100% of the principal amount thereof plus accrued interest.  Approximately $218.8 million aggregate principal amount of the 9% Senior Subordinated Notes held by certain affiliates of the CI Partnerships were transferred to the Company's indirect stockholders and ultimately to Ply Gem Prime. Such notes were then transferred to the Company and then to Ply Gem Industries as a capital contribution and cancelled on February 12, 2010.  As of December 31, 2011, there were no 9% Senior Subordinated Notes outstanding.

Gain (loss) on debt extinguishment

As a result of the 8.25% Senior Secured Notes issuance and purchase and redemption of the 11.75% Senior Secured Notes during the year ended December 31, 2011, the Company performed an analysis to determine the proper accounting treatment for this transaction.  Specifically, the Company evaluated each creditor with ownership in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes to determine whether the transaction was to be accounted for as a modification or an extinguishment of debt.  The Company determined that this transaction resulted predominantly in a modification but in some instances as an extinguishment as some creditors did not participate in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes.  The Company incurred an early tender premium of approximately $49.8 million in conjunction with this transaction, of which approximately $38.9 million was recorded as a discount on the 8.25% Senior Secured Notes and approximately $10.9 million was expensed as a loss on extinguishment of debt in the consolidated statement of operations.  The Company also expensed approximately $0.8 million for the unamortized discount and $2.8 million for the unamortized debt issuance costs for the 11.75% Senior Secured Notes in this transaction.  The Company also incurred approximately $25.9 million of costs associated with this transaction, of which approximately $13.6 million was recorded as debt issuance costs and approximately $12.2 million was expensed as a loss on modification or extinguishment of debt in the consolidated statement of operations.

As a result of the ABL Facility refinancing during the first quarter of 2011, the Company evaluated the proper accounting treatment for the debt issuance costs associated with the prior ABL Facility and the new ABL Facility as there were certain members of the loan syndication that existed in both facilities and other members who were not participants in the new ABL Facility.  Based on this evaluation, the Company expensed approximately $1.2 million of debt issuance costs as a loss on modification or extinguishment of debt and recorded approximately $2.1 million of debt issuance costs.

As a result of the $141.2 million redemption of the previous 9% Senior Subordinated Notes on February 16, 2010, the Company recognized a loss on extinguishment of debt of approximately $2.2 million related predominantly to the write-off of unamortized debt issuance costs.  On February 12, 2010, as a result of the $218.8 million contribution of the 9% Senior Subordinated Notes by affiliates of the Company's controlling stockholders in exchange for equity of Ply Gem Prime valued at approximately $114.9 million, the Company recognized a gain on extinguishment of approximately $100.4 million, including the write-off of unamortized debt issuance costs of approximately $3.5 million.  The $98.2 million gain on debt extinguishment was recorded separately in the accompanying consolidated statement of operations for the year ended December 31, 2010.

Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2011 and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(Amounts in thousands)	December 31, 2011	December 31, 2010

Gain (loss) on extinguishment of debt:
Tender premium	$(10,883)	$-
11.75% Senior Secured Notes unamortized discount	(775)	-
11.75% Senior Secured Notes unamortized debt issuance costs	(2,757)	-
	(14,415)	-

Carrying value of 9% Senior Subordinated Notes	-	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	-	(5,780)
9% Senior Subordinated Notes unamortized premium	-	100
Reaquisition price of 9% Senior Subordinated Notes	-	(256,133)
	-	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	(12,261)	-
Unamortized debt issuance costs for previous ABL Facility	(1,187)	-
	(13,448)	-

Total gain (loss) on modification or extinguishment of debt	$(27,863)	$98,187

Debt maturities

The following table summarizes the Company's long-term debt maturities due in each fiscal year after December 31, 2011.

	As of	Proforma as of
(Amounts in thousands)	December 31, 2011	December 31, 2011 (1)

2012	$-	$-
2013	-	-
2014	202,311	202,311
2015	-	-
2016	-	-
Thereafter	759,359	793,359
	$961,670	$995,670

(1)  These amounts are proforma as of December 31, 2011 for the February 2012 debt transaction.

DEFINED BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
DEFINED BENEFIT PLANS [Abstract]
DEFINED BENEFIT PLANS
6. PENSION PLANS

The Company has two separate pension plans, the Ply Gem Group Pension Plan and the MW Manufacturers, Inc. Retirement Plan.

The Company's net periodic expense for the combined pension plans for the periods indicated consists of the following components:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Service cost	$-	$27	$-	$81
Interest cost	467	493	1,401	1,479
Expected return on plan assets	(504)	(488)	(1,512)	(1,464)
Amortization of loss	200	77	600	231
Net periodic expense	$163	$109	$489	$327

5.   DEFINED BENEFIT PLANS

The Company has two pension plans, the Ply Gem Group Pension Plan (the "Ply Gem Plan") and the MW Manufacturers, Inc. Retirement Plan (the "MW Plan").  The plans are combined in the following discussion.

The table that follows provides a reconciliation of benefit obligations, plan assets, and funded status of the combined plans in the accompanying consolidated balance sheets at December 31, 2011 and 2010:

	December 31,	December 31,
(Amounts in thousands)	2011	2010

Change in projected benefit obligation
Benefit obligation at beginning of year	$38,066	$34,846
Service cost	98	92
Interest cost	1,931	2,014
Actuarial loss	4,138	2,717
Benefits and expenses paid	(1,833)	(1,603)
Projected benefit obligation at end of year	$42,400	$38,066

Change in plan assets
Fair value of plan assets at beginning of year	$26,929	$24,394
Actual return on plan assets	(680)	2,870
Employer and participant contributions	1,961	1,268
Benefits and expenses paid	(1,833)	(1,603)
Fair value of plan assets at end of year	$26,377	$26,929

Funded status and financial position:
Fair value of plan assets	$26,377	$26,929
Benefit obligation at end of year	42,400	38,066
Funded status	$(16,023)	$(11,137)

Amount recognized in the balance sheet consists of:
Current liability	$(2,577)	$(1,961)
Noncurrent liability	(13,446)	(9,176)
Liability recognized in the balance sheet	$(16,023)	$(11,137)

The accumulated benefit obligation for the combined plans was approximately $42.4 million and $38.1 million as of December 31, 2011 and December 31, 2010, respectively.

Accumulated Other Comprehensive Loss

Amounts recognized in accumulated other comprehensive loss at December 31, 2011 and December 31, 2010 consisted of the following:

(Amounts in thousands)	December 31,	December 31,
	2011	2010
Initial net asset (obligation)	$-	$-
Prior service credit (cost)	-	-
Net loss	14,365	7,788
Accumulated other comprehensive loss	$14,365	$7,788

These amounts do not include any amounts recognized in accumulated other comprehensive income related to the nonqualified Supplemental Executive Retirement Plan.

Actuarial Assumptions

Plan assets consist of cash and cash equivalents, fixed income mutual funds, equity mutual funds, as well as other investments.  The discount rate for the projected benefit obligation was chosen based upon rates of returns available for high-quality fixed-income securities as of the plan's measurement date.   The Company reviewed several bond indices, comparative data, and the plan's anticipated cash flows to determine a single discount rate which would approximate the rate in which the obligation could be effectively settled.  The expected long-term rate of return on assets is based on the Company's historical rate of return. The weighted average rate assumptions used in determining pension costs and the projected benefit obligation for the periods indicated are as follows:

	For the year ended December 31,
	2011	2010	2009

Discount rate for projected benefit obligation	4.50%	5.30%	5.95%
Discount rate for pension costs	5.30%	5.95%	6.35%
Expected long-term average return on plan assets	7.50%	7.50%	7.50%

Net Periodic Benefit Costs

The Company's net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Service cost	$98	$92	$177
Interest cost	1,931	2,014	2,000
Expected return on plan assets	(2,028)	(1,818)	(1,462)
Amortization of loss	269	203	502
Net periodic benefit expense	$270	$491	$1,217

Pension Assets

The weighted-average asset allocations at December 31, 2011 by asset category are as follows:

			Weighted Average
	Target	Actual allocation as of	Expected Long-Term
	Allocation	December 31, 2011	Rate of Return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	7.9%	0.5%
U.S. Small Cap Funds	3.0%	3.1%	0.3%
International Equity	15.0%	15.2%	1.6%
Fixed income	45.0%	45.0%	2.3%
Other investments	7.0%	6.9%	0.6%
	100.0%	100.0%	7.3%

(1) The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The weighted-average asset allocations at December 31, 2010 by asset category are as follows:

			Weighted Average
	Target	Actual allocation as of	Expected Long-Term
	Allocation	December 31, 2010	Rate of Return (1)
Asset Category
U.S. Large Cap Funds	25.0%	23.1%	2.0%
U.S. Mid Cap Funds	5.0%	8.6%	0.5%
U.S. Small Cap Funds	3.0%	3.4%	0.3%
International Equity	15.0%	15.5%	1.4%
Fixed income	45.0%	42.4%	2.3%
Other investments	7.0%	7.0%	0.6%
	100.0%	100.0%	7.1%

(1) The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The Company has established formal investment policies for the assets associated with the Company's pension plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk including quality and diversification standards. Asset allocation targets are based on periodic asset reviews and/or risk budgeting study results which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.

Factors such as asset class allocations, long-term rates of return (actual and expected), and results of periodic asset liability modeling studies are considered when constructing the long-term rate of return assumption for the Company's pension plans. While historical rates of return play an important role in the analysis, the Company also considers data points from other external sources if there is a reasonable justification to do so.

The plan assets are invested to maximize returns without undue exposure to risk.  Risk is controlled by maintaining a portfolio of assets that is diversified across a variety of asset classes, investment styles and investment managers.  The plan's asset allocation policies are consistent with the established investment objectives and risk tolerances.  The asset allocation policies are developed by examining the historical relationships of risk and return among asset classes, and are designed to provide the highest probability of meeting or exceeding the return objectives at the lowest possible risk.  The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The following table summarizes the Company's plan assets measured at fair value on a recurring basis (at least annually) as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)	Fair value as of	Quoted Prices in Active	Significant Other	Significant
	December 31,	Markets for Identical	Observable Inputs	Unobservable Inputs
	2011	Assets (Level 1)	(Level 2)	(Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$5,793	$5,793	$-	$-
U.S. Mid Cap Funds	2,087	1,032	1,055	-
U.S. Small Cap Funds	812	393	419	-
International Funds	3,996	3,996	-	-
Fixed Income
Domestic Bond Funds (2)	11,863	1,317	10,546	-
Other Investments
Commodity Funds (3)	1,302	1,302	-	-
Cash & Equivalents	524	-	524	-
	$26,377	$13,833	$12,544	$-

(Amounts in thousands)	Fair value as of	Quoted Prices in Active	Significant Other	Significant
	December 31,	Markets for Identical	Observable Inputs	Unobservable Inputs
	2010	Assets (Level 1)	(Level 2)	(Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$6,228	$6,228	$-	$-
U.S. Mid Cap Funds	2,326	1,158	1,168	-
U.S. Small Cap Funds	908	423	485	-
International Funds	4,168	4,168	-	-
Fixed Income
Domestic Bond Funds (2)	11,415	1,315	10,100	-
Other Investments
Commodity Funds (3)	1,512	1,512	-	-
Cash & Equivalents	372	-	372	-
	$26,929	$14,804	$12,125	$-

(1) Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
(2) Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
(3) Commodity funds are comprised of two mutual funds which represent small market energy funds.

The Ply Gem Plan was frozen as of December 31, 1998, and no further increases in benefits may occur as a result of increases in service or compensation and no new participants can be added to the Plan.

The MW Plan was frozen for salaried participants as of October 31, 2004, and no further increases in benefits for salaried participants may occur as a result of increases in service or compensation.  The MW Plan was frozen for non-salaried participants during 2005.  No additional non-salaried participants may enter the plan, but increases in benefits as a result of increases in service or compensation will still occur.

Benefit Plan Contributions

The Company made cash contributions to the combined plans of approximately $2.0 million and $1.3 million for the years ended December 31, 2011 and 2010, respectively.  During fiscal year 2012, the Company expects to make cash contributions to the combined plans of approximately $2.6 million.

Benefit Plan Payments

The following table shows expected benefit payments for the next five fiscal years and the aggregate five years thereafter from the combined plans. These benefit payments consist of qualified defined benefit plan payments that are made from the respective plan trusts and do not represent an immediate cash outflow to the Company.

Fiscal Year	Expected Benefit Payments
(Amounts in thousands)

2012	$1,857
2013	1,922
2014	1,999
2015	2,080
2016	2,180
2017-2021	12,503

Other Retirement Plans

The Company also has an unfunded nonqualified Supplemental Executive Retirement Plan for certain employees.  The projected benefit obligation relating to this unfunded plan totaled approximately $354,000 and $331,000 at December 31, 2011 and 2010, respectively.  The Company has recorded this obligation in other long term liabilities in the consolidated balance sheets as of December 31, 2011 and 2010.  Pension expense for the plan was approximately $17,000 for the year ended December 31, 2011 and approximately $18,000 for each of the years ended December 31, 2010 and 2009.

DEFINED CONTRIBUTION PLANS	12 Months Ended
Dec. 31, 2011
Defined Contribution Plans Disclosure [Abstract]
DEFINED CONTRIBUTION PLANS
6.   DEFINED CONTRIBUTION PLANS

The Company has a defined contribution 401(k) plan covering all eligible employees.  Effective September 1, 2010, the Company reinstated matching contributions after suspending the contributions on April 1, 2008.  Effective with the reinstatement, the Company matched 50% of the first 6% of employee contributions for most members, with the exception of matching 25% of the first 6% of employee contributions for certain union members per a negotiated contract.  The Company also has the option of making discretionary contributions.  The Company contributed approximately $2.1 million for the year ended December 31, 2011, approximately $0.7 million (including forfeitures) for the year ended December 31, 2010, and $0 for the year ended December 31, 2009, which has been expensed within selling, general, and administrative expense in the accompanying consolidated statement of operations.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
7. COMMITMENTS AND CONTINGENCIES

Indemnification

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.5 million and $3.6 million at September 29, 2012 and December 31, 2011, respectively. As of each of September 29, 2012 and December 31, 2011, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million in current liabilities, and $3.1 million in long-term liabilities, consisting of the following:

(Amounts in thousands)	September 29, 2012	December 31, 2011

Product claim liabilities	$223	$193
Multiemployer pension plan withdrawal liability	2,675	2,854
Other	582	572
	$3,480	$3,619

Warranty claims

The Company sells a number of products and offers a number of warranties on these products. The specific terms and conditions of these warranties vary depending on the product sold and the country in which the product is sold. The Company estimates the costs expected to be incurred under its warranties and records a liability for such costs at the time of sale, which is recorded in both accrued expenses and other long-term liabilities in the accompanying condensed consolidated balance sheets. Factors that affect the Company's warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction. The Company periodically assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary. As of September 29, 2012 and December 31, 2011, warranty liabilities of approximately $7.9 million and $7.7 million, respectively, have been recorded in current liabilities and approximately $29.7 million and $30.9 million, respectively, have been recorded in long-term liabilities.

Changes in the Company's warranty liabilities are as follows:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Balance, beginning of period	$37,510	$40,777	$38,612	$41,780
Warranty expense during period	2,992	1,256	7,386	5,450
Settlements made during period	(2,854)	(2,948)	(8,350)	(8,145)
Balance, end of period	$37,648	$39,085	$37,648	$39,085

Environmental

On February 24, 2011, the Company received a draft Administrative Order on Consent from the United States Environmental Protection Agency ("EPA"), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA) relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property. The Company finalized the Administrative Order on Consent with the EPA, and it became effective on September 12, 2011. During 2011, as part of the Administrative Order on Consent, the Company provided the EPA with drafts of the Description of Current Conditions report and the RCRA Facility Investigation Workplan as well as a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023. The Company is currently in the process of finalizing these reports, plans and estimates provided to the EPA. The Company has recorded approximately $0.3 million and $0.5 million of this environmental liability within current liabilities and approximately $1.5 million and $1.3 million within other long-term liabilities in the Company's consolidated balance sheets at September 29, 2012 and December 31, 2011, respectively. The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.

Certain liabilities for this subject contamination has been previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners. As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc. The Company's ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries' financial condition, which could change in the future. As of September 29, 2012, no recovery has been recognized on the Company's consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.

Other contingencies

The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental, contract, labor, employment, intellectual property, personal injury, product liability, warranty and modification, adjustment or replacement of component parts of units sold, which may include product recalls. Product liability, environmental and other legal proceedings and claims also include matters with respect to businesses previously owned. The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers' compensation statutes, rules, regulations and case law is unclear. Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated. Also, it is not possible to ascertain the ultimate legal and financial liability with respect to contingent liabilities, including lawsuits, and therefore no such estimate has been made. However, the Company is not aware of any other contingencies for which a material loss is reasonably possible.

7.   COMMITMENTS AND CONTINGENCIES

Operating leases

At December 31, 2011, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations.  Future minimum rental obligations for non-cancellable lease payments total approximately $120.2 million at December 31, 2011.  The lease obligations, partially offset by subleases, are payable as follows:

	Lease	Sublease
(Amounts in thousands)	Commitments	Income

2012	$18,979	$431
2013	17,525	440
2014	14,275	449
2015	12,197	458
2016	9,766	467
Thereafter	47,480	4,089

Total rental expense for all operating leases amounted to approximately $24.6 million for the year ended December 31, 2011, $24.6 million for the year ended December 31, 2010, and $26.1 million for the year ended December 31, 2009.

Indemnifications

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition.  In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable.  The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement.  A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.6 million and $3.9 million at December 31, 2011 and December 31, 2010, respectively.  As of December 31, 2011 and December 31, 2010, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.2 million and $3.5 million, respectively, in long-term liabilities, consisting of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Product claim liabilities	$193	$216
Multiemployer pension plan withdrawal liability	2,854	3,079
Other	572	602
	$3,619	$3,897

The product claim liabilities of approximately $0.2 million at December 31, 2011 and December 31, 2010, recorded in long term liabilities, represents the estimated costs to resolve the outstanding matters related to a former subsidiary of the Company, which is a defendant in a number of lawsuits alleging damage caused by alleged defects in certain pressure treated wood products.  The Company had indemnified the buyer of the former subsidiary for all known liabilities and future claims relating to such matters and retained the rights to all potential reimbursements related to insurance coverage.  Many of the suits have been resolved by dismissal or settlement with amounts being paid out of insurance proceeds or other third party recoveries.  The Company and the former subsidiary continue to vigorously defend the remaining suits.  Certain defense and indemnity costs are being paid out of insurance proceeds and proceeds from a settlement with suppliers of material used in the production of the treated wood products.  The Company and the former subsidiary have engaged in coverage litigation with certain insurers and have settled coverage claims with several of the insurers.

The multiemployer pension liability of approximately $2.9 million and $3.1 million recorded in long term liabilities at December 31, 2011 and December 31, 2010, respectively, relate to liabilities assumed by the Company in 1998 when its former subsidiary, Studley Products, Inc. ("Studley") was sold.  In connection with the sale, Studley ceased making contributions to the Production Service and Sales District Council Pension Fund (the "Pension Fund"), and the Company assumed responsibility for all withdrawal liabilities to be assessed by the Pension Fund.  Accordingly, the Company is making quarterly payments of approximately $0.1 million to the Pension Fund through 2018 based upon the assessment of withdrawal liability received from the Pension Fund.  The multiemployer pension liability represents the present value of the quarterly payment stream using a 6% discount rate as well as an estimate of additional amounts that may be assessed in the future by the Pension Fund under the contractual provisions of the Pension Fund.

Included in the indemnified items is approximately $0.4 million for each of the years ended December 31, 2011 and 2010, of accrued expenses to cover the estimated costs of known litigation claims, including the estimated cost of legal services incurred, that the Company is contesting including certain employment and former shareholder litigation related to the Company.

Warranty claims

The Company sells a number of products and offers a number of warranties.  The specific terms and conditions of these warranties vary depending on the product sold.  The Company estimates the costs that may be incurred under their warranties and records a liability for such costs at the time of sale.  Factors that affect the Company's warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction.  The Company assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary.  As of December 31, 2011 and 2010, warranty liabilities of approximately $7.7 million and $9.4 million, respectively, have been recorded in current liabilities and approximately $30.9 million and $32.4 million, respectively, have been recorded in long term liabilities.

Changes in the Company's short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Balance, beginning of period	$41,780	$43,398	$45,653
Warranty expense during period	7,359	11,364	12,783
Settlements made during period	(10,527)	(12,982)	(15,038)
Balance, end of period	$38,612	$41,780	$43,398

Environmental

On February 24, 2011, the Company received a draft Administrative Order on Consent from the United States Environmental Protection Agency ("EPA"), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA) relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property.  The Company finalized the Administrative Order on Consent with the EPA, and it became effective on September 12, 2011. During the Company's 2011 fourth quarter as part of the Administrative Order on Consent, the Company provided the EPA with a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023.  As a result, the Company incurred an incremental expense of approximately $1.6 million during the year and quarter ended December 31, 2011 to record an additional accrual for this preliminary cost estimate.  This expense has been recognized within selling, general, and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations.  The Company has recorded approximately $0.5 million of this environmental liability within current liabilities and approximately $1.3 million within other long-term liabilities in the Company's consolidated balance sheet at December 31, 2011.  The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.

Certain liabilities for this subject contamination has been previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners.   As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc.  The Company's ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries' financial condition, which could change in the future.  As of December 31, 2011 no recovery has been recognized on the Company's consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.

Other contingencies

               The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental matters, contract and employment claims, personal injury, product liability, warranty and modification, adjustment or replacement of component parts of units sold, which may include product recalls.  Product liability, environmental and other legal proceedings also include matters with respect to businesses previously owned.  The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers' compensation statutes, rules, regulations and case law is unclear.  Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated.  Also, it is not possible to ascertain the ultimate legal and financial liability with respect to contingent liabilities, including lawsuits, and therefore no such estimate has been made.

ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES
8. ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES

Accrued expenses consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$3,327	$3,229
Employee compensation and benefits	10,298	6,270
Sales and marketing	24,772	23,282
Product warranty	7,892	7,677
Accrued freight	963	498
Interest	8,770	34,183
Accrued pension	2,577	2,577
Accrued environmental liability	470	708
Accrued taxes	3,443	2,093
Other	17,609	10,364
	$80,121	$90,881

Other long-term liabilities consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$1,316	$1,642
Pension liabilities	11,851	13,446
Multi-employer pension withdrawal liability	2,675	2,854
Product warranty	29,756	30,935
Long-term product claim liability	223	193
Long-term environmental liability	1,990	1,750
Liabilities for tax uncertainties	3,946	3,546
Other	6,350	3,362
	$58,107	$57,728

Long-term incentive plan

During the year ended December 31, 2011, the Company finalized a long-term incentive plan ("LTIP") for certain employees. The long-term incentive plan was implemented to retain and incentivize employees through the downturn in the housing market. During the three months ended September 29, 2012 and October 1, 2011, the Company recognized a LTIP expense of $0.5 million and $0.2 million, respectively, which has been recorded within selling, general, and administrative expenses in the condensed consolidated statement of operations. During the nine months ended September 29, 2012 and October 1, 2011, the Company recognized a LTIP expense of $1.4 million and $0.7 million, respectively, which has been recorded within selling, general, and administrative expenses in the condensed consolidated statement of operations. The LTIP liability is $2.3 million and $0.9 million as of September 29, 2012 and December 31, 2011, respectively, and has been recognized as an other long-term liability in the condensed consolidated balance sheets.

Other liabilities

During the nine months ended September 29, 2012, the Company made approximately $0.5 million in cash payments on restructuring liabilities. These payments were for general back office centralization efforts incurred during 2012 as well as product simplification costs incurred for the Windows and Doors segment.

In addition, during the nine months ended October 1, 2011, the Company made $3.7 million in retention payments to certain members of management that were previously accrued within accrued expenses.

8.   ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES

Accrued expenses consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$3,229	$3,887
Employee compensation and benefits	6,270	6,086
Sales and marketing	23,282	21,637
Product warranty	7,677	9,375
Accrued freight	498	513
Accrued interest	34,183	13,592
Accrued environmental liability	708	448
Accrued pension	2,577	1,961
Accrued deferred compensation	-	2,155
Accrued taxes	2,093	3,123
Other	10,364	12,340
	$90,881	$75,117

Other long-term liabilities consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$1,642	$2,216
Pension liabilities	13,446	9,176
Multi-employer pension withdrawal liability	2,854	3,079
Product warranty	30,935	32,405
Long-term product claim liability	193	216
Long-term environmental liability	1,750	434
Liabilities for tax uncertainties	3,546	10,123
Other	3,362	2,840
	$57,728	$60,489

During the year ended December 31, 2011, the Company finalized a long-term incentive plan for certain employees.  The Company recorded an expense of approximately $0.9 million for the year ended December 31, 2011 while also paying out previously accrued retention amounts to certain executive officers.  The payment of approximately $3.7 million was previously recorded within accrued expenses in the Company's consolidated balance sheets.

RESTRUCTURING	12 Months Ended
Dec. 31, 2011
RESTRUCTURING [Abstract]
RESTRUCTURING
9.   RESTRUCTURING

In November 2008, the Company announced the closure of its Hammonton, New Jersey and Phoenix, Arizona window and door manufacturing facilities.  During December 2008, production began to shift to other locations and production ceased at Hammonton and Phoenix during 2009.  By shifting production to other facilities within the Company, the closures reduced costs and increased operating efficiencies.  Total costs were approximately $5.4 million, including approximately $1.0 million for personnel-related costs and approximately $4.4 million in other facilities-related costs, which include approximately $4.0 million in lease costs.

On April 2, 2009, the Company announced that it would consolidate production across several of its manufacturing facilities improving the Company's overall operating efficiency.  The Company's plans included shifting the majority of the production from its Kearney, Missouri facility to its other three vinyl siding manufacturing facilities.  The Company continues to operate the Kearney, Missouri facility on a limited basis until the housing market recovers.  The Company also closed its Tupelo, Mississippi window and door manufacturing facility.  In addition, the Company consolidated certain of the vinyl lineal production to its Rocky Mount, Virginia facility and realigned production of its west coast window and door facilities at Sacramento, California and Auburn, Washington to better serve customers and improve overall operating efficiency.  In connection with the April 2, 2009 announcement, the Company incurred pre-tax exit and restructuring costs, all of which were cash charges, of approximately $2.0 million, including approximately $0.9 million for personnel-related costs, approximately $0.1 million for contract termination costs, and approximately $1.0 million in other facilities-related costs.

The following table summarizes the Company's restructuring activity for the year ended December 31, 2011:

(Amounts in thousands)	Accrued as of	Adjustments	Cash payments	Expensed	Accrued as of
	December 31, 2010	during 2011	during 2011	during 2011	December 31, 2011
Hammonton, NJ
Severance costs	$-	$-	$-	$-	$-
Contract terminations	220		(220)	-	-
Equipment removal and other	-	-	-	-	-
	$220	$-	$(220)	$-	$-

Phoenix, AZ
Severance costs	$-	$-	$-	$-	$-
Contract terminations	187	-	(187)	-	-
Equipment removal and other	-	-	-	-	-
	$187	$-	$(187)	$-	$-

The Company recorded restructuring costs in selling, general and administrative expenses in the years and segments shown in the following table:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Siding, Fencing and Stone	$-	$112	$2,445
Windows and Doors	-	102	5,258
	$-	$214	$7,703

The Company also recorded in its Windows and Doors segment interest expense related to lease termination costs of approximately $111,000 for the year ended December 31, 2010, and $183,000 for the year ended December 31, 2009.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
9. INCOME TAXES

Effective tax rate and debt transactions

Income taxes for interim periods have been included in the accompanying condensed consolidated financial statements on the basis of an estimated annual effective tax rate. In addition to the tax resulting from applying the estimated annual effective tax rate to pre-tax income (loss), the Company included certain items treated as discrete events to arrive at an estimated effective tax rate. For the nine months ended September 29, 2012, the Company's estimated effective income tax rate was approximately 7.0%, which varied from the statutory rate primarily due to state income tax expense, valuation allowance, tax contingencies, and foreign income taxes. The tax expense of approximately $1.6 million is primarily state income tax expense for the nine months ended September 29, 2012.

On February 16, 2012, Ply Gem issued an additional $40.0 million aggregate principal amount of 8.25% Senior Secured Notes in a private placement transaction. The notes will mature on February 15, 2018 and are secured by substantially all assets of Ply Gem Industries and the Guarantors. The Senior Tack-on Notes were issued at a discount yielding net proceeds of approximately $34.0 million, prior to debt issuance costs. As a result of the discount, the Senior Tack-on Notes are subject to the Applicable High Yield Discount Obligation ("AHYDO") rules. Consequently, no portion of the original issue discount (OID) will be deductible for income tax purposes in the future.

Valuation allowance

As of September 29, 2012, a full valuation allowance has been provided against certain deferred tax assets as it is presently deemed more likely than not that the benefit of such net tax assets will not be utilized. Due to recent cumulative losses incurred by the Company, management did not rely upon projections of future taxable income in assessing the recoverability of deferred tax assets. The Company currently has book goodwill of approximately $18.7 million that is not amortized, which results in a deferred tax liability of approximately $4.4 million at September 29, 2012. Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets. The Company continues to evaluate its ability to realize the net deferred tax assets and its estimates are subject to change.

Tax uncertainties

Despite the Company's belief that its tax return positions are consistent with applicable tax laws, the Company believes that certain positions could be challenged by taxing authorities. The Company's tax reserves reflect the difference between the tax benefit claimed on tax returns and the amount recognized in the consolidated financial statements. These reserves have been established based on management's assessment as to potential exposure attributable to permanent differences and interest applicable to both permanent and temporary differences. The tax reserves are reviewed periodically and adjusted in light of changing facts and circumstances, such as progress of tax audits, lapse of applicable statutes of limitations and changes in tax law. The Company's state income tax returns are currently under examination by various state taxing authorities. During the nine months ended September 29, 2012, the Company increased its tax contingency reserve by approximately $0.4 million which includes an increase to the contingency reserve for recent ongoing state income tax audits of approximately $1.0 million offset by the reversal of state income tax reserves due to the lapse of statutes of approximately $0.6 million. During the nine months ended October 1, 2011, the Company reversed approximately $6.6 million of tax contingency reserves due to the closing of a federal income tax audit. The reversal was primarily offset with an increase to the valuation allowance.

Other

As of September 29, 2012, the Company has not established U.S. deferred taxes on approximately $22.3 million of unremitted earnings of the Company's foreign subsidiary, Ply Gem Canada. As of September 29, 2012, these earnings are intended to be indefinitely reinvested; as such, it is not appropriate to calculate the estimated deferred tax liability on these indefinitely reinvested earnings. In the future, the Company may decide not to indefinitely reinvest these earnings at which time the Company would record the related deferred tax liabilities which could be significant.

On December 23, 2011, the U.S. Treasury Department issued comprehensive temporary and proposed regulations addressing the treatment of expenditures related to tangible property for tax purposes. The Company has begun to evaluate the changes necessary to comply with the regulations and the related administrative procedures and is not currently aware of any adjustments that would be material to the Company's consolidated financial statements.

10.   INCOME TAXES

The following is a summary of the components of earnings (loss) before provision (benefit) for income taxes:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Domestic	$(86,538)	$23,927	$(101,378)
Foreign	2,714	8,767	6,660
	$(83,824)	$32,694	$(94,718)

The following is a summary of the provision (benefit) for income taxes included in the accompanying consolidated statement of operations:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Federal:
Current	$(6,617)	$83	$(5,176)
Deferred	6,640	1,331	(17,825)
	23	1,414	(23,001)
State:
Current	$654	$1,526	$1,827
Deferred	(847)	(350)	1,149
	(193)	1,176	2,976
Foreign:
Current	$353	$1,815	$1,433
Deferred	500	622	626
	853	2,437	2,059

Total	$683	$5,027	$(17,966)

               The table that follows reconciles the federal statutory income tax rate to the effective tax rate of approximately 0.8% for the year ended December 31, 2011, 15.4% for the year ended December 31, 2010, and 18.9% for the year ended December 31, 2009.

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Income tax provision (benefit)
at the federal statutory rate	$(29,338)	$11,443	$(33,151)

Net change from statutory rate:
Valuation allowance	38,939	(28,692)	35,890
Federal impact of cancellation of debt income	-	17,667	(17,603)
State impact of cancellation of debt income	-	2,646	(1,187)
Federal net operating loss adjustment	-	2,581	-
State income tax benefit, net of federal income
tax benefit and goodwill impairment in 2009	(1,936)	(766)	(3,293)
Taxes at non U.S. statutory rate	76	(153)	89
Additional provisions/reversals of uncertain
tax positions	(6,287)	342	1,114
Canadian rate differential	(254)	(592)	(361)
Other, net	(517)	551	536
	$683	$5,027	$(17,966)

               The tax effect of temporary differences, which gave rise to significant portions of deferred income tax assets and liabilities as of December 31, 2011 and 2010 are as follows:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Deferred tax assets:
Accounts receivable	$1,397	$2,028
Insurance reserves	1,832	2,290
Warranty reserves	11,668	12,280
Pension accrual	6,413	4,407
Deferred compensation	683	121
Inventories	3,100	3,407
Plant closure/relocations	-	407
Original issue discount - cancellation of indebtedness	-	2,499
Federal, net operating loss carry-forwards	76,789	48,251
State net operating loss carry-forwards	11,380	8,579
Interest	4,636	4,650
Other assets, net	5,172	5,307
Valuation allowance	(49,780)	(8,279)
Total deferred tax assets	73,290	85,947
Deferred tax liabilities:
Property and equipment, net	(17,517)	(18,893)
Intangible assets, net	(39,912)	(47,158)
Deferred financing	(14,995)	(4,327)
Cancellation of debt income	-	(9,920)
Other liabilities, net	(1,935)	(1,764)
Total deferred tax liabilities	(74,359)	(82,062)
Net deferred tax asset (liability)	$(1,069)	$3,885

Cancellation of indebtedness

Affiliates of Ply Gem Prime's controlling stockholders purchased approximately $281.4 million of the Company's 9% Senior Subordinated Notes during the year ended December 31, 2009.  The cumulative affiliate purchases were made at amounts below the $281.4 million face value of the 9% Senior Subordinated Notes.  The Company determined that approximately $121.5 million would be considered cancellation of indebtedness income ("CODI") for tax purposes.  The Company determined that it is eligible to reduce CODI by certain tax attributes including net operating loss carry-forwards for the year ended December 31, 2009.  The Company reduced certain tax attributes including net operating loss carryforwards ("NOLs") and tax basis in certain assets in lieu of recognizing approximately $121.5 million of CODI for income tax purposes during the year ended December 31, 2009.

During February 2010, approximately $218.8 million aggregate principal amount of 9% Senior Subordinated Notes held by affiliates of Ply Gem Prime's  controlling stockholders were transferred to Ply Gem Prime's controlling stockholders and ultimately to Ply Gem Prime in exchange for equity of Ply Gem Prime valued at approximately $114.9 million.  These notes were then transferred to the Company and then to Ply Gem Industries as a capital contribution and cancelled. Also during February 2010, Ply Gem Industries redeemed the remaining $141.2 million aggregate principal amount of outstanding 9% Senior Subordinated Notes (including approximately $62.5 million aggregate principal amount of the 9% Senior Subordinated Notes held by affiliates of Ply Gem Prime's controlling stockholders). As a result of these debt transactions, the Company realized $35.3 million of additional CODI for income tax purposes during the year ended December 31, 2010.

On February 17, 2009, President Obama signed into law the American Recovery and Reinvestment Act of 2009 (the "Act"). Among its provisions, the Act permits certain taxpayers to elect to defer the taxation of CODI arising from certain repurchases, exchanges or modifications of their outstanding debt that occur during 2009 and 2010.  For debt acquired in 2009, the CODI can be deferred for five years and then included in taxable income ratably over the next five years.  The CODI deferral and inclusion periods for debt acquired during 2010 would be four years. If the CODI is deferred, the Company will also be required to defer the deduction of all or a substantial portion of any "original issue discount" ("OID") deductions.  The Company does not currently plan to utilize this deferral election for the 2010 CODI.

Valuation allowance

As of December 31, 2011, a federal valuation allowance has been provided against certain deferred tax assets as it is presently deemed more likely than not that the benefit of such net tax assets will not be utilized.  The Company considered the impact of reversing taxable temporary differences with regard to realization of deferred tax assets to determine the amount of valuation allowance for 2011.  Due to recent cumulative losses accumulated by the Company, management did not rely upon projections of future taxable income in assessing the recoverability of deferred tax assets.

During the year ended December 31, 2011, the Company's federal and state valuation allowance increased by approximately $40.2 million and $1.3 million, respectively.  The increase is primarily due to the current year taxable loss.  The Company currently has book goodwill of approximately $13.4 million that is not amortized and results in a deferred tax liability of approximately $3.5 million at December 31, 2011.  Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets.  The Company continues to evaluate the realizability of its net deferred tax assets and its estimates are subject to change.

During the year ended December 31, 2010, the Company's federal and state valuation allowances decreased by approximately $27.3 million and $1.4 million, respectively, primarily due to the write-off of the deferred tax asset for original issue discount and the corresponding valuation allowance resulting from the January and February 2010 debt transactions.  The Company had book goodwill of approximately $13.4 million that is not amortized and results in a deferred tax liability of approximately $2.9 million at December 31, 2010.  Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets.

Other tax considerations

During 2009, the Company filed an amended federal income tax return for the year ended December 31, 2005 in order to adjust its net operating loss limitations.  The Company recorded the resulting income tax benefit as an income tax receivable of approximately $4.1 million as of December 31, 2009, which was recorded in prepaid expenses and other current assets in the consolidated balance sheet as of December 31, 2009.  The Company collected the approximate $4.0 million federal tax receivable during 2010.

The Worker, Homeownership, and Business Assistance Act of 2009 provided for a five year carryback of net operating losses for either 2008 or 2009 losses. Additionally, the ninety percent limitation on the usage of alternative minimum tax net operating loss deductions was suspended during this extended carryback period. The Company filed an amended 2008 carryback claim in order to receive a refund of the alternative minimum tax paid for tax years 2005 through 2007 totaling approximately $1.1 million, which was recorded in prepaid expenses and other current assets in the consolidated balance sheet at December 31, 2009. During 2010, the Company collected the approximate $1.1 million carryback claim.

As of December 31, 2011, the Company has approximately $219.4 million of federal net operating loss carry-forwards which can be used to offset future taxable income.  These federal carry-forwards will begin to expire in 2028 if not utilized.  The Company has approximately $228.0 million of gross state NOL carry-forwards and $11.4 million (net of federal benefit) of deferred tax assets related to these state NOL carry-forwards which can be used to offset future state tax liabilities.  The Company has established a valuation allowance of approximately $7.3 million for the deferred tax asset associated with these state NOL carry-forwards.  The Company currently has no state NOL carry-forwards that are expiring.  Future tax planning strategies implemented by the Company could reduce or eliminate future NOL expiration.

   The Company has not provided United States income taxes or foreign withholding taxes on unremitted foreign earnings in Canada. Notwithstanding the provisions within the American Jobs Creation Act of 2004, the Company continues to consider these amounts to be permanently invested.  As of December 31, 2011, accumulated foreign earnings in Canada were approximately $21.6 million.

Tax uncertainties

The Company records reserves for certain tax uncertainties based on the likelihood of an unfavorable outcome.  Of this amount, approximately $3.5 million, if recognized, would have an impact on the Company's effective tax rate.  As of December 31, 2011, the reserve was approximately $3.5 million which includes interest of approximately $0.8 million.  As of December 31, 2010, the reserve was approximately $10.1 million which included interest of approximately $1.4 million.

The Company has elected to treat interest and penalties on uncertain tax positions as income tax expense in its consolidated statement of operations.  Interest charges have been recorded in the contingency reserve account within other long term liabilities in the consolidated balance sheet.

               The following is a rollforward of gross tax contingencies from January 1, 2010 through December 31, 2011.

Balance at January 1, 2010	$18,401
Additions based on tax positions related to current year	407
Additions for tax positions of prior years	54
Reductions for tax positions of prior years	-
Settlement or lapse of applicable statutes	(158)
Unrecognized tax benefits balance at December 31, 2010	18,704
Additions based on tax positions related to current year	274
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-
Settlement or lapse of applicable statutes	(6,268)
Unrecognized tax benefits balance at December 31, 2011	$12,710

Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not begun by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities.  During the year ended December 31, 2011, the Company reversed approximately $6.6 million of unrecognized tax benefits into income due to the expiration of the statute of limitations for the tax years ended December 31, 2005 through December 31, 2007 upon closing of a federal income tax audit for those years.  The Company's open tax years that are subject to federal examination are 2008 through 2011.

During the next 12 months, it is reasonably possible the Company may reverse $0.3 million of the tax contingency reserves primarily related to expiring statutes of limitations.

STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION
10. STOCK-BASED COMPENSATION

Stock Option Plan

A rollforward of stock options outstanding during the nine months ended September 29, 2012 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2012	502,844	$68.57	6.75
Granted	-		-
Exercised	-		-
Forfeited or expired	(3,500)		-
Balance at September 29, 2012	499,344	$68.49	6.01

As of September 29, 2012, the Company has 159,494 vested options and approximately $4.1 million of total unrecognized compensation expense that will be recognized over a weighted average period of 2.75 years.

Other Share-Based Compensation

Upon completion of the acquisition of Ply Gem, the acquisition of MW and the acquisition of AWC Holding Company and its subsidiaries (collectively, "Alenco"), certain members of management made a cash contribution to Ply Gem Prime in exchange for shares of Ply Gem Prime's common stock. Ply Gem Prime is the sole shareholder of Ply Gem Holdings.

A rollforward of Ply Gem Prime's common stock during the nine months ended September 29, 2012 is as follows.

Common Stock
Shares Owned by
Management

Balance at January 1, 2012	452,872
Shares issued	-
Shares repurchased	-
Balance at September 29, 2012	452,872

Restricted stock grants

During January 2012, the Company issued 600 restricted stock shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares will vest over the 2012 calendar period and the Company is expensing these items ratably over the 2012 twelve month period up to the vesting date. During the three and nine months ended September 29, 2012, the Company expensed $45,000 and $135,000, respectively, related to these grants in selling, general, and administrative expenses within the condensed consolidated statement of operations.

Phantom stock

Upon the completion of the acquisitions of Ply Gem and MW, certain members of management contributed their investment in predecessor companies in exchange for phantom common stock units and phantom preferred stock units which were governed by a phantom stock plan.

In 2006, the Company converted all phantom common and preferred stock units into a cash account payable on a fixed schedule in years 2007 and beyond. The value of the portion of each cash account that represented phantom common units equaled the number of phantom common stock units credited to the phantom plan account on September 25, 2006 multiplied by $10.00. From September 25, 2006 through January 31, 2007, the value of the cash account was updated as if interest was credited on such value and compounded at December 31, 2006 at a rate equal to the applicable federal rate for short-term loans. This portion of the account was paid to each party in a single lump-sum cash payment on January 31, 2007. The value of the portion of the cash account that represented the value of the phantom preferred stock units equaled the face amount of the number of shares of senior preferred stock represented by such units. This portion of the account is credited with deemed earnings, as if with interest, at an annual rate of 10% compounded semi-annually as of each June 30 and December 31, from the date of issuance of the phantom preferred stock unit through the date of payment. This portion of the account was payable on each of August 31, 2009, 2010, and 2011, such that one third of the original face amount, plus deemed earnings, is paid on each such date, or, if earlier, the officer's death, disability or a change of control. The final payment of approximately $2.3 million was paid during the nine months ended October 1, 2011 and, as a result, there was no liability on the condensed consolidated balance sheet as of October 1, 2011 or September 29, 2012.

11.   STOCK-BASED COMPENSATION

Stock option plan

On February 12, 2004, Ply Gem Investment Holdings' Board of Directors adopted the Ply Gem Investment Holdings 2004 Stock Option Plan (the "Plan") allowing for grants of options to purchase shares of Ply Gem Investment Holdings common stock under nonqualified stock options or incentive stock options.  On February 24, 2006 in connection with the Alenco acquisition, a new holding company, Ply Gem Prime Holdings, was formed pursuant to a merger involving Ply Gem Investment Holdings.  As a result, Ply Gem Prime Holdings became the sole shareholder of Ply Gem Investment Holdings, each outstanding share of capital stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime Holdings and Ply Gem Prime Holdings  assumed Ply Gem Investment Holdings' obligations under the Ply Gem Investment Holdings 2004 Stock Option Plan and the Ply Gem Investment Holdings Phantom Stock Plan.  In connection therewith, each outstanding stock option and phantom unit of Ply Gem Investment Holdings was converted on a 1:1 basis into a stock option and phantom unit of Ply Gem Prime Holdings.   Employees, directors and consultants of Ply Gem Prime Holdings or any of its majority-owned subsidiaries are eligible for options, as specified in the Plan.  Ply Gem Prime Holdings' Board of Directors may, among other things, select recipients of options grants, determine whether options will be nonqualified or incentive stock options, set the number of shares that may be purchased pursuant to option exercise, and determine other terms and conditions of options. The exercise price of an option must be at least the estimated fair market value of a share of common stock as of the grant date.  Options generally vest over five years from the date of grant, unless specified otherwise in any individual option agreement.  Generally, options will expire on the tenth anniversary of the grant date or in connection with termination of employment.  The Board of Directors has the discretion to accelerate the vesting and exercisability of outstanding options.

               The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing method.  The assumptions used in the model are outlined in the following table:

	December 31, 2011	December 31, 2010	December 31, 2009
Weighted average fair value of options granted	$35.07	$24.69	$0.72
Weighted average assumptions used:
Expected volatility	46%	30%	30%
Expected term (in years)	3.65	5	5
Risk-free interest rate	0.91%	2.42%	2.30%
Expected dividend yield	0%	0%	0%

A summary of changes in stock options outstanding during the year ended December 31, 2011 is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2011	387,891	$56.38	6.48
Granted	150,000		-
Forfeited or expired	(35,047)		-
Balance at December 31, 2011	502,844	$68.57	6.75

As of December 31, 2011, 124,994 options were 100% vested.  At December 31, 2011, the Company had approximately $5.2 million of total unrecognized compensation expense that will be recognized over the weighted average period of 3.49 years.  The Company recorded compensation expense of $429,722, $163,622, and $31,384, and for the years ended December 31, 2011, 2010, and 2009, respectively, related to the vesting of these options.

Other share-based compensation

Upon completion of each of the Ply Gem acquisition, MW acquisition and Alenco acquisition, certain members of management made a cash contribution to Ply Gem Prime Holdings in exchange for shares of Ply Gem Prime Holdings' common stock.  (As previously described, investments in connection with the Ply Gem acquisition and the MW acquisition were in Ply Gem Investment Holdings common stock, which stock was later converted into Ply Gem Prime Holdings common stock in connection with the Alenco acquisition.)  Management's shares of common stock are governed by the Ply Gem Prime Holdings Stockholders' Agreement, which gives the management participants put rights in certain circumstances to put the stock back to Ply Gem Prime Holdings at a price that is determined using defined formulas contained within the Stockholders' Agreement.  The Stockholders' Agreement contains two separate put right price formulas. The determination of which put right price formula will be applicable to each of the participant's shares of common stock is based upon the participants reaching certain vesting requirements which are described in the Stockholders' Agreement.  The shares of common stock generally vest at a rate of 20% per year of service, but may vest earlier if certain events occur.  Based on the above, the Company has accounted for these awards of shares of common stock under the modified transition method.

       On September 29, 2006 the Company amended the put right section of its Stockholders' Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership.  As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards.  On September 29, 2006, the repurchase price under the put right formula was less than $0.  As such, no compensation cost will be recognized for these shares.

Common Stock
Shares Owned by
Management

Balance at January 1, 2011	582,282
Shares issued	-
Shares repurchased	(129,410)
Balance at December 31, 2011	452,872

Phantom stock

Upon the completion of the Ply Gem Acquisition and the MW Acquisition, certain members of management contributed their investment in predecessor companies in exchange for phantom common stock units and phantom preferred stock units which were governed by a phantom stock plan.  Under the phantom stock plan, each participant's interest in the plan was recorded in a bookkeeping account; however, no stock was initially issued under the phantom stock plan.  Each account recorded a number of units so that, any "phantom common stock units" were deemed to be invested in common stock and any "phantom preferred stock units" were deemed invested in senior preferred stock.  Under the plan, upon liquidation and payment of a participant's account, the value of the account generally was to be paid to the participant either in cash or in shares of Prime Holdings' stock having a fair market value equal to the account balance, in the discretion of Prime Holdings.

For the first three quarters of 2006, the phantom units were recognized by the Company as liability awards that had to be marked to market every quarter.  During September 2006, the Company converted all phantom common and preferred stock units into a cash account payable on a fixed schedule in years 2007 and beyond.  The value of the portion of each cash account that represented phantom common units equaled the number of phantom common stock units credited to the phantom plan account on September 25, 2006 multiplied by $10.00.  From September 25, 2006 through January 31, 2007, the value of the cash account was updated as if interest was credited on such value and compounded at December 31, 2006 at a rate equal to the applicable federal rate for short-term loans.  This portion of the account was paid to each party in a single lump-sum cash payment on January 31, 2007.  The value of the portion of the cash account that represented the value of the phantom preferred stock units equaled the face amount of the number of shares of senior preferred stock represented by such units.  This portion of the account is credited with deemed earnings, as if with interest, at an annual rate of 10% compounded semi-annually as of each June 30 and December 31, from the date of issuance of the phantom preferred stock unit through the date of payment.  This portion of the account was payable on each of August 31, 2009, 2010, and 2011, such that one third of the original face amount, plus deemed earnings, was paid on each such date.  During the years ended December 31, 2011, 2010 and 2009, the Company made cash phantom stock payments of approximately $2.3 million, $2.1 million and $1.8 million, respectively.  As of December 31, 2010, the Company accrued on its consolidated balance sheet approximately $2.2 million in accrued expenses for this liability.  The final payment of approximately $2.3 million was paid during the year ended December 31, 2011 and, as a result, there was no liability on the consolidated balance sheet as of December 31, 2011.

SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
11. SEGMENT INFORMATION
The Company's operating segments are components of the business for which separate financial information is available and are evaluated regularly by management in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: (1) Siding, Fencing, and Stone, and (2) Windows and Doors. The operating earnings (loss) of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses. Corporate unallocated income and expenses include items which are not directly attributed to or allocated to either of the reporting segments. Such items include interest, legal costs, corporate payroll, and unallocated finance and accounting expenses. Corporate unallocated assets include debt issuance costs, cash and certain non-operating receivables.

The following is a summary of the Company's segment information:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Net Sales
Siding, Fencing, and Stone	$179,852	$184,520	$511,157	$494,002
Windows and Doors	126,341	113,369	341,501	298,485
	$306,193	$297,889	$852,658	$792,487

Operating earnings (loss)
Siding, Fencing, and Stone	$34,403	$33,335	$88,487	$72,520
Windows and Doors	(2,370)	(3,373)	(15,622)	(23,839)
Unallocated	(4,762)	(4,893)	(13,506)	(12,081)
	$27,271	$25,069	$59,359	$36,600

	Total assets as of
	September 29, 2012	December 31, 2011

Siding, Fencing, and Stone	$600,604	$579,195
Windows and Doors	274,706	273,909
Unallocated	50,005	39,808
	$925,315	$892,912

12.   SEGMENT INFORMATION

The Company defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance.  The Company has two reportable segments:  1) Siding, Fencing, and Stone and 2) Windows and Doors.

The income before income taxes of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses.  Unallocated income and expenses include items which are not directly attributed to or allocated to either of the Company's reporting segments.  Such items include interest, legal costs, corporate payroll, and unallocated finance, accounting expenses, and write-off of previously capitalized offering costs. Unallocated corporate assets include cash and certain receivables.  Interest expense is presented net of interest income.

Following is a summary of the Company's segment information:
	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Net sales
Siding, Fencing, and Stone	$639,290	$604,406	$577,390
Windows and Doors	395,567	391,500	373,984
	$1,034,857	$995,906	$951,374
Operating earnings (loss)
Siding, Fencing, and Stone	$90,849	$92,612	$77,756
Windows and Doors	(31,134)	(19,410)	(23,504)
Unallocated	(14,784)	(16,372)	(14,142)
	$44,931	$56,830	$40,110
Interest expense, net
Siding, Fencing, and Stone	$(83)	$(121)	$(169)
Windows and Doors	(13)	90	183
Unallocated	101,480	122,864	135,289
	$101,384	$122,833	$135,303
Depreciation and amortization
Siding, Fencing, and Stone	$23,598	$27,578	$29,341
Windows and Doors	30,217	32,936	26,740
Unallocated	205	204	190
	$54,020	$60,718	$56,271
Income tax expense (benefit)
Unallocated	$683	$5,027	$(17,966)

Capital expenditures
Siding, Fencing, and Stone	$5,906	$5,928	$3,562
Windows and Doors	4,651	5,177	4,222
Unallocated	933	-	23
	$11,490	$11,105	$7,807

	As of December 31,
	2011	2010
Total assets
Siding, Fencing, and Stone	$579,195	$585,542
Windows and Doors	273,909	298,898
Unallocated	39,808	37,797
	$892,912	$922,237

Our Canadian subsidiary, which had sales of approximately $67.2 million for the year ended December 31, 2011, represents a majority of our sales to foreign customers.  Other subsidiaries' sales outside the United States are less than 1% of our total sales.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
12. RELATED PARTY TRANSACTIONS

Under the General Advisory Agreement (the "General Advisory Agreement") the Company entered into with CI Capital Partners LLC ("CI Capital Partners"), formerly Caxton-Iseman Capital, LLC, CI Capital Partners provides the Company with acquisition and financial advisory services as the Board of Directors shall reasonably request. Under the General Advisory Agreement, the Company expensed management fees paid to CI Capital Partners of approximately $0.9 million and $0.8 million within selling, general, and administrative expenses for the three months ended September 29, 2012 and October 1, 2011, respectively, and approximately $2.1 million and $1.8 million within selling, general, and administrative expenses for the nine months ended September 29, 2012 and October 1, 2011, respectively. On November 6, 2012, the Company and CI Capital Partners amended the General Advisory Agreement to, among other things, extend the initial term for a period of 10 years, to November 6, 2022. During the nine months ended October 1, 2011, the Company repurchased equity of $1.5 million from a former member of management.

13.   RELATED PARTY TRANSACTIONS

               Under the General Advisory Agreement (the "General Advisory Agreement") the Company entered into with CI Capital Partners LLC ("CI Capital Partners"), formerly Caxton-Iseman Capital LLC , CI Capital Partners provides the Company with acquisition and financial advisory services as the Board of Directors shall reasonably request.  In consideration of these services, the Company agreed to pay CI Capital Partners (1) an annual fee equal to 2% of our earnings before interest, tax, depreciation and amortization, ("EBITDA"), as defined in such agreement, (2) a transaction fee, payable upon the completion by the Company of any acquisition, of 2% of the sale price, (3) a transaction fee, payable upon the completion by the Company of any divestitures, of 1% of the sale price, and (4) a transaction fee, payable upon the completion of the sale of the Company, of 1% of the sale price.  EBITDA in the General Advisory Agreement is based on the Company's net income (loss) plus extraordinary losses and/or any net capital losses realized, provision for income taxes, interest expense (including amortization or write-off of debt discount and debt issuance costs and commissions, and other items), depreciation and amortization, dividends paid or accrued on preferred stock, certain management fees paid to CI Capital Partners, charges related to certain phantom units, and a number of other items.  The annual fee payable in any year may not exceed the amounts permitted under the senior credit facilities or the indenture governing the senior secured notes, and CI Capital Partners is obligated to return any portion of the annual fee that has been prepaid if an event of default has occurred and is continuing under either the senior credit facilities or the indenture governing the senior secured notes.

               Under the General Advisory Agreement the Company paid and expensed, as a component of selling, general, and administrative expenses, a management fee of approximately $2.3 million, $2.5 million, and $2.5 million, for the years ended December 31, 2011, 2010 and 2009, respectively.  The initial term of the General Advisory Agreement is 10 years, and is automatically renewable for consecutive one-year extensions, unless Ply Gem Industries or CI Capital Partners provide notice of termination.  In addition, the General Advisory Agreement may be terminated by CI Capital Partners at any time, upon the occurrence of specified change of control transactions or upon an initial public offering of the Company's shares or shares of any of the Company's parent companies.  If the General Advisory Agreement is terminated for any reason prior to the end of the initial term, Ply Gem Industries will pay to CI Capital Partners `an amount equal to the present value of the annual advisory fees that would have been payable through the end of the initial term, based on the Company's cost of funds to borrow amounts under the Company's senior credit facilities.

               In 2009, affiliates of the Company's controlling stockholder purchased approximately $281.4 million of the 9% Senior Subordinated Notes.  During 2010, approximately $218.8 million aggregate principal amount of the 9% Senior Subordinated Notes held by such affiliates were transferred to the Company's indirect stockholders and ultimately to Ply Gem Prime Holdings in exchange for equity of Ply Gem Prime valued at approximately $114.9 million.  Such notes were then transferred to Ply Gem Holdings and then to Ply Gem Industries for no consideration as a capital contribution and cancelled on February 12, 2010.  On February 16, 2010, Ply Gem Industries redeemed the remaining $141.2 million aggregate principal amount of outstanding 9% Senior Subordinated Notes (including approximately $62.5 million of the 9% Senior Subordinated Notes held by affiliates of the Company's controlling stockholder).  During the years ended December 31, 2010 and 2009, the Company paid these affiliates approximately $9.8 million and $15.5 million, respectively, of interest for the 9% Senior Subordinated Notes owned by these related parties. These interest payments have been recorded within interest expense in the Company's consolidated statement of operations.

During 2010, the Company received equity contributions of approximately $2.5 million from certain members of management.  In addition, the Company repurchased equity of approximately $4.2 million from certain former and existing members of management.  As of December 31, 2010, approximately $1.2 million was classified as a current liability in accrued expenses in the consolidated balance sheet.  During the year ended December 31, 2011, the approximate $1.2 million was paid in cash by the Company and reflected as an equity repurchase in 2011 on the Company's consolidated statement of cash flows.

During June 2010, the Company made a state tax payment of approximately $1.5 million for Ply Gem Prime.  Ply Gem Prime incurred a state tax liability as a result of the 9% Senior Subordinated Note debt extinguishment and related contribution during the first quarter of 2010 in which Ply Gem Prime recognized a capital gain of approximately $13.3 million.  Ply Gem Prime is a holding company with no independent operating assets or liabilities other than its investment in the Company and therefore has no ability to make tax payments.  The Company recognized this payment as a return of capital in the Company's consolidated balance sheet as of December 31, 2010.

During the fourth quarter of 2011, the Company entered into an amendment to the employee agreement originally dated August 14, 2006 for the Company's chief executive officer.   In conjunction with the amendment to the employment agreement, the Company also entered into a retention agreement and stock repurchase agreement.  These agreements, among other things, provided for: (i) the extension of the chief executive officer's term of employment for three years, (ii) the Company to make a retention payment of $2.0 million to the chief executive officer on December 31, 2014 if he remains employed by the Company on that date, (iii) the repurchase of 125,660 shares of common stock of Ply Gem Prime and (iv) the issuance of 150,000 stock options to the chief executive officer for non-voting Class C common stock of Ply Gem Prime.   The $12.6 million repurchase of common stock was made by Ply Gem Prime based on proceeds provided by the Company.  The stock options granted to the chief executive officer vest 25% on each of the following dates: July 2012, July 2013, July 2014, and July 2015.

The Company also entered into a retention agreement with the Company's chief financial officer which will require the Company to make a retention payment of $0.7 million on December 31, 2014 if he remains employed by the Company on that date.  The Company also repurchased equity of approximately $0.3 million during 2011 from a former member of management.

During January 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three members of the Board of Directors.  These shares will vest over the 2012 calendar period and the Company will expense these items as compensation expense ratably during 2012.

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
14.   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the quarterly results of operations.

	Quarter	Quarter	Quarter	Quarter
	Ended	Ended	Ended	Ended
	December 31,	October 1,	July 2,	April 2,
(Amounts in thousands)	2011	2011	2011	2011

Net sales	$242,370	$297,889	$294,491	$200,107

Gross profit	49,899	65,822	67,029	27,782

Net income (loss)	(15,220)	(458)	2,063	(70,892)	(1)

	Quarter	Quarter	Quarter	Quarter
	Ended	Ended	Ended	Ended
	December 31,	October 2,	July 3,	April 3,
(Amounts in thousands)	2010	2010	2010	2010

Net sales	$220,496	$269,545	$301,660	$204,205

Gross profit	45,845	62,643	70,575	36,897

Net income (loss)	(19,632)	(6,394)	(409)	54,102	(2)

(1)
The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt.  See Note 4 for description of loss on debt modification and extinguishment.

(2)	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

Significant Fourth Quarter Adjustments

During the fourth quarter of 2011, the Company increased their environmental reserve by $1.6 million as a result of the completion of a preliminary cost estimate for an underground storage tank that was filed with the EPA during November 2011.  The expense has been recognized within selling, general, and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations.

On May 28, 2010, the Company filed a Form S-1 for a $300.0 million public offering of equity securities.   In conjunction with this offering, the Company incurred costs of approximately $1.6 million that were capitalized intending to be offset against the proceeds received in an offering.  Since the offering has been postponed for a period greater than 90 days, the Company expensed these capitalized items within operations in the consolidated statement of operations during the fourth quarter of 2010.

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION [Abstract]
GUARANTOR / NON-GUARANTOR FINANCIAL INFORMATION
13. GUARANTOR / NON-GUARANTOR FINANCIAL INFORMATION
The 8.25% Senior Secured Notes and 9.375% Senior Notes were issued by our direct subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries' 100% owned subsidiaries. Accordingly, the following guarantor and non-guarantor information is presented as of September 29, 2012 and December 31, 2011, and for the three and nine months ended September 29, 2012 and October 1, 2011. The non-guarantor information presented represents our Canadian subsidiary.

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$285,812	$20,381	$-	$306,193
Cost of products sold	-	-	221,325	14,175	-	235,500
Gross profit	-	-	64,487	6,206	-	70,693
Operating expenses:
Selling, general and
administrative expenses	-	4,684	28,036	3,964	-	36,684
Intercompany administrative
charges	-	-	3,719	762	(4,481)	-
Amortization of intangible assets	-	78	6,660	-	-	6,738
Total operating expenses	-	4,762	38,415	4,726	(4,481)	43,422
Operating earnings (loss)	-	(4,762)	26,072	1,480	4,481	27,271
Foreign currency gain	-	-	-	100	-	100
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(27,533)	(10)	-	-	(27,543)
Interest income	-	1	11	5	-	17
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	4,481	-	-	(4,481)	-
Income (loss) before equity in
subsidiaries' income	-	(5,738)	391	1,585	-	(3,762)
Equity (loss) in subsidiaries' income	(3,673)	2,065	-	-	1,608	-
Income (loss) before provision
(benefit) for income taxes	(3,673)	(3,673)	391	1,585	1,608	(3,762)
Provision (benefit) for income taxes	-	-	(531)	442	-	(89)
Net income (loss)	$(3,673)	$(3,673)	$922	$1,143	$1,608	$(3,673)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	968	-	968
Total comprehensive income (loss)	$(3,673)	$(3,673)	$922	$2,111	$1,608	$(2,705)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$276,903	$20,986	$-	$297,889
Cost of products sold	-	-	217,869	14,198	-	232,067
Gross profit	-	-	59,034	6,788	-	65,822
Operating expenses:
Selling, general and
administrative expenses	-	4,884	25,345	3,857	-	34,086
Intercompany administrative
charges	-	-	3,705	486	(4,191)	-
Amortization of intangible assets	-	9	6,658	-	-	6,667
Total operating expenses	-	4,893	35,708	4,343	(4,191)	40,753
Operating earnings (loss)	-	(4,893)	23,326	2,445	4,191	25,069
Foreign currency gain	-	-	-	115	-	115
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(25,193)	-	(1)	-	(25,194)
Interest income	-	1	16	1	-	18
Intercompany administrative income	-	4,191	-	-	(4,191)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(212)	(2,340)	2,560	-	8
Equity in subsidiaries' income (loss)	(458)	(246)	-	-	704	-
Income (loss) before provision
(benefit) for income taxes	(458)	(458)	(2,340)	2,560	704	8
Provision (benefit) for income taxes	-	-	(250)	716	-	466
Net income (loss)	$(458)	$(458)	$(2,090)	$1,844	$704	$(458)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(2,603)	-	(2,603)
Total comprehensive loss	$(458)	$(458)	$(2,090)	$(759)	$704	$(3,061)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$799,788	$52,870	$-	$852,658
Cost of products sold	-	-	627,187	38,490	-	665,677
Gross profit	-	-	172,601	14,380	-	186,981
Operating expenses:
Selling, general and
administrative expenses	-	13,284	82,605	11,534	-	107,423
Intercompany administrative
charges	-	-	10,658	2,094	(12,752)	-
Amortization of intangible assets	-	222	19,977	-	-	20,199
Total operating expenses	-	13,506	113,240	13,628	(12,752)	127,622
Operating earnings (loss)	-	(13,506)	59,361	752	12,752	59,359
Foreign currency gain	-	-	-	264	-	264
Intercompany interest	-	77,048	(77,048)	-	-	-
Interest expense	-	(78,545)	(10)	(2)	-	(78,557)
Interest income	-	3	57	11	-	71
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	12,752	-	-	(12,752)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(5,855)	(17,640)	1,025	-	(22,470)
Equity in subsidiaries' income (loss)	(24,049)	(18,194)	-	-	42,243	-
Income (loss) before provision
for income taxes	(24,049)	(24,049)	(17,640)	1,025	42,243	(22,470)
Provision for income taxes	-	-	1,258	321	-	1,579
Net income (loss)	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	939	-	939
Total comprehensive income (loss)	$(24,049)	$(24,049)	$(18,898)	$1,643	$42,243	$(23,110)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$742,876	$49,611	$-	$792,487
Cost of products sold	-	-	596,363	35,491	-	631,854
Gross profit	-	-	146,513	14,120	-	160,633
Operating expenses:
Selling, general and
administrative expenses	-	12,054	80,473	11,486	-	104,013
Intercompany administrative
charges	-	-	11,106	1,472	(12,578)	-
Amortization of intangible assets	-	27	19,993	-	-	20,020
Total operating expenses	-	12,081	111,572	12,958	(12,578)	124,033
Operating earnings (loss)	-	(12,081)	34,941	1,162	12,578	36,600
Foreign currency gain	-	-	-	466	-	466
Intercompany interest	-	77,047	(77,047)	-	-	-
Interest expense	-	(76,591)	(1)	(1)	-	(76,593)
Interest income	-	4	66	12	-	82
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	12,578	-	-	(12,578)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(26,906)	(42,041)	1,639	-	(67,308)
Equity in subsidiaries' income (loss)	(69,287)	(42,381)	-	-	111,668	-
Income (loss) before provision for
income taxes	(69,287)	(69,287)	(42,041)	1,639	111,668	(67,308)
Provision for income taxes	-	-	1,456	523	-	1,979
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(1,620)	-	(1,620)
Total comprehensive loss	$(69,287)	$(69,287)	$(43,497)	$(504)	$111,668	$(70,907)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$20,653	$19	$7,419	$-	$28,091
Accounts receivable, net	-	-	145,501	9,995	-	155,496
Inventories:
Raw materials	-	-	35,876	4,516	-	40,392
Work in process	-	-	20,965	494	-	21,459
Finished goods	-	-	34,342	3,321	-	37,663
Total inventory	-	-	91,183	8,331	-	99,514
Prepaid expenses and other
current assets	-	129	11,948	1,684	-	13,761
Deferred income taxes	-	-	3,847	8	-	3,855
Total current assets	-	20,782	252,498	27,437	-	300,717
Investments in subsidiaries	(299,312)	(176,728)	-	-	476,040	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,884	1,432	-	37,316
Machinery and equipment	-	1,813	275,347	9,103	-	286,263
	-	1,813	314,796	10,707	-	327,316
Less accumulated depreciation	-	(889)	(223,196)	(6,168)	-	(230,253)
Total property and equipment, net	-	924	91,600	4,539	-	97,063
Other Assets:
Intangible assets, net	-	-	101,093	-	-	101,093
Goodwill	-	-	383,042	9,675	-	392,717
Deferred income taxes	-	-	-	3,231	-	3,231
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	28,299	2,195	-	-	30,494
Total other assets	-	885,038	486,330	12,906	(856,739)	527,535
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$620	$69,199	$5,094	$-	$74,913
Accrued expenses	-	15,144	60,986	3,991	-	80,121
Total current liabilities	-	15,764	130,185	9,085	-	155,034
Deferred income taxes	-	-	8,716	-	-	8,716
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	10,794	46,443	870	-	58,107
Long-term debt	-	1,002,770	-	-	-	1,002,770
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	310,451	310,451	426,627	6,408	(743,486)	310,451
(Accumulated deficit) retained earnings	(604,634)	(604,634)	(638,282)	22,334	1,220,582	(604,634)
Accumulated other
comprehensive income (loss)	(5,129)	(5,129)	-	6,185	(1,056)	(5,129)
Total stockholder's (deficit) equity	(299,312)	(299,312)	(211,655)	34,927	476,040	(299,312)
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's equity (deficit)	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net loss	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	128	38,701	750	-	39,579
Non-cash interest expense, net	-	8,999	-	-	-	8,999
Gain on foreign currency transactions	-	-	-	(264)	-	(264)
Loss on modification or extinguishment of debt	-	3,607	-	-	-	3,607
Stock based compensation	-	1,123	-	-	-	1,123
Deferred income taxes	-	-	670	(43)	-	627
Increase in uncertain tax positions	-	-	400	-	-	400
Equity in subsidiaries' net loss	24,049	18,194	-	-	(42,243)	-
Other	-	-	(41)	-	-	(41)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(43,449)	(2,230)	-	(45,679)
Inventories	-	-	5,742	(177)	-	5,565
Prepaid expenses and other
current assets	-	556	(2,293)	1,298	-	(439)
Accounts payable	-	(100)	24,334	(475)	-	23,759
Accrued expenses	-	(22,028)	7,646	1,934	-	(12,448)
Cash payments on restructuring liabilities	-	-	(535)	-	-	(535)
Other	-	-	417	(71)	-	346
Net cash provided by (used in)
operating activities	-	(13,570)	12,694	1,426	-	550
Cash flows from investing
activities:
Capital expenditures	-	(478)	(14,890)	(627)	-	(15,995)
Proceeds from sale of assets	-	-	334	(148)	-	186
Acquisitions, net of cash acquired	-	-	(100)	-	-	(100)
Net cash used in
investing activities	-	(478)	(14,656)	(775)	-	(15,909)
Cash flows from financing
activities:
Proceeds from long-term debt	-	102,991	-	-	-	102,991
Payments of long-term debt	-	(58,991)	-	-	-	(58,991)
Revolver borrowings, net	-	-	-	-	-	-
Payment of early call premium	-	(9,844)	-	-	-	(9,844)
Proceeds from intercompany
investment	-	(5,389)	5,389	-	-	-
Debt issuance costs paid	-	(2,644)	-	-	-	(2,644)
Net cash provided by
financing activities	-	26,123	5,389	-	-	31,512
Impact of exchange rate movement
on cash	-	-	-	238	-	238
Net increase in cash
and cash equivalents	-	12,075	3,427	889	-	16,391
Cash and cash equivalents at the
beginning of the period	-	8,578	(3,408)	6,530	-	11,700
Cash and cash equivalents at the end
of the period	$-	$20,653	$19	$7,419	$-	$28,091

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended October 1, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	126	39,768	660	-	40,554
Non-cash interest expense, net	-	7,775	-	-	-	7,775
Gain on foreign currency transactions	-	-	-	(466)	-	(466)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Stock based compensation	-	200	-	-	-	200
Deferred income taxes	-	-	6,794	68	-	6,862
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	69,287	42,381	-	-	(111,668)	-
Other	-	-	(40)	(3)	-	(43)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(52,402)	(2,826)	-	(55,228)
Inventories	-	-	(17,566)	(1,186)	-	(18,752)
Prepaid expenses and other
current assets	-	43	(458)	(1,542)	-	(1,957)
Accounts payable	-	238	16,439	1,923	-	18,600
Accrued expenses	-	(7,735)	6,549	1,220	-	34
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	-	122	432	-	554
Net cash provided by (used in)
operating activities	-	1,604	(51,315)	(604)	-	(50,315)
Cash flows from investing
activities:
Capital expenditures	-	(594)	(6,923)	(699)	-	(8,216)
Proceeds from sale of assets	-	-	48	-	-	48
Net cash used in
investing activities	-	(594)	(6,875)	(699)	-	(8,168)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	85,000	-	-	-	85,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(57,950)	57,936	14	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(1,483)	-	-	-	(1,483)
Debt issuance costs paid	-	(26,907)	-	-	-	(26,907)
Net cash provided by (used in)
financing activities	-	(6,109)	57,936	14	-	51,841
Impact of exchange rate movement
on cash	-	-	-	(253)	-	(253)
Net decrease in cash
and cash equivalents	-	(5,099)	(254)	(1,542)	-	(6,895)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$7,073	$(1,371)	$4,901	$-	$10,603

15.   GUARANTOR/NON-GUARANTOR

The 8.25% Senior Secured Notes and the 13.125% Senior Subordinated Notes were issued by our direct subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries' 100% owned subsidiaries.  Accordingly, the following guarantor and non-guarantor information is presented as of December 31, 2011 and December 31, 2010, and for the years ended December 31, 2011, 2010, and 2009.  The non-guarantor information presented represents our Canadian subsidiary, Ply Gem Canada.

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$967,694	$67,163	$-	$1,034,857
Cost of products sold	-	-	777,256	47,069	-	824,325
Gross profit	-	-	190,438	20,094	-	210,532
Operating expenses:
Selling, general and
administrative expenses	-	14,748	109,061	15,103	-	138,912
Intercompany administrative
charges	-	-	13,287	2,783	(16,070)	-
Amortization of intangible assets	-	36	26,653	-	-	26,689
Total operating expenses	-	14,784	149,001	17,886	(16,070)	165,601
Operating earnings (loss)	-	(14,784)	41,437	2,208	16,070	44,931
Foreign currency gain	-	-	-	492	-	492
Intercompany interest	-	102,729	(102,729)	-	-	-
Interest expense	-	(101,486)	(1)	(1)	-	(101,488)
Interest income	-	6	83	15	-	104
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	16,070	-	-	(16,070)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(25,328)	(61,210)	2,714	-	(83,824)
Equity in subsidiaries' income (loss)	(84,507)	(59,179)	-	-	143,686	-
Income (loss) before provision
(benefit) for income taxes	(84,507)	(84,507)	(61,210)	2,714	143,686	(83,824)
Provision (benefit) for income taxes	-	-	(170)	853	-	683
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	(691)	-	(691)
Minimum pension liability for
actuarial loss	-	(3,091)	(3,509)	-	-	(6,600)
Total comprehensive income (loss)	$(84,507)	$(87,598)	$(64,549)	$1,170	$143,686	$(91,798)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$922,240	$73,666	$-	$995,906
Cost of products sold	-	-	730,896	49,050	-	779,946
Gross profit	-	-	191,344	24,616	-	215,960
Operating expenses:
Selling, general and
administrative expenses	-	14,765	101,767	13,928	-	130,460
Intercompany administrative
charges	-	-	12,143	1,639	(13,782)	-
Amortization of intangible assets	-	36	27,063	-	-	27,099
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Total operating expenses	-	16,372	140,973	15,567	(13,782)	159,130
Operating earnings (loss)	-	(16,372)	50,371	9,049	13,782	56,830
Foreign currency gain	-	-	-	510	-	510
Intercompany interest	-	106,899	(106,086)	(813)	-	-
Interest expense	-	(122,881)	(111)	-	-	(122,992)
Interest income	-	17	121	21	-	159
Gain on extinguishment of debt	-	98,187	-	-	-	98,187
Intercompany administrative income	-	13,782	-	-	(13,782)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	79,632	(55,705)	8,767	-	32,694
Equity in subsidiaries' income (loss)	27,667	(52,648)	-	-	24,981	-
Income (loss) before provision
(benefit) for income taxes	27,667	26,984	(55,705)	8,767	24,981	32,694
Provision (benefit) for income taxes	-	(683)	3,273	2,437	-	5,027
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	1,639	-	1,639
Minimum pension liability for
actuarial (loss)	-	(292)	(448)	-	-	(740)
Total comprehensive income (loss)	$27,667	$27,375	$(59,426)	$7,969	$24,981	$28,566

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2009

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$887,662	$63,712	$-	$951,374
Cost of products sold	-	-	706,670	43,171	-	749,841
Gross profit	-	-	180,992	20,541	-	201,533
Operating expenses:
Selling, general and
administrative expenses	-	14,121	115,974	11,677	-	141,772
Intercompany administrative
charges	-	-	13,138	1,016	(14,154)	-
Amortization of intangible assets	-	21	19,630	-	-	19,651
Total operating expenses	-	14,142	148,742	12,693	(14,154)	161,423
Operating earnings (loss)	-	(14,142)	32,250	7,848	14,154	40,110
Foreign currency gain	-	-	-	475	-	475
Intercompany interest	-	121,035	(119,369)	(1,666)	-	-
Interest expense	-	(135,328)	(186)	-	-	(135,514)
Interest income	-	39	169	3	-	211
Intercompany administrative income	-	14,154	-	-	(14,154)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(14,242)	(87,136)	6,660	-	(94,718)
Equity in subsidiaries' income (loss)	(76,752)	(65,211)	-	-	141,963	-
Income (loss) before provision
(benefit) for income taxes	(76,752)	(79,453)	(87,136)	6,660	141,963	(94,718)
Provision (benefit) for income taxes	-	(2,701)	(17,324)	2,059	-	(17,966)
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	4,709	-	4,709
Miminum pension liability for
actuarial gain	-	853	305	-	-	1,158
Total comprehensive loss	$(76,752)	$(75,899)	$(69,507)	$9,310	$141,963	$(70,885)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's (deficit) equity	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$-	$12,172	$(1,117)	$6,443	$-	$17,498
Accounts receivable, net	-	-	90,387	7,472	-	97,859
Inventories, net:
Raw materials	-	-	35,890	3,938	-	39,828
Work in process	-	-	22,466	765	-	23,231
Finished goods	-	-	33,316	2,204	-	35,520
Total inventories, net	-	-	91,672	6,907	-	98,579
Prepaid expenses and other
current assets	-	356	9,573	704	-	10,633
Deferred income taxes	-	-	12,175	14	-	12,189
Total current assets	-	12,528	202,690	21,540	-	236,758
Investments in subsidiaries	(173,088)	(142,820)	-	-	315,908	-
Property and Equipment, at cost:
Land	-	-	3,565	176	-	3,741
Buildings and improvements	-	-	34,886	1,126	-	36,012
Machinery and equipment	-	1,272	255,060	7,968	-	264,300
	-	1,272	293,511	9,270	-	304,053
Less accumulated depreciation	-	(593)	(182,210)	(4,538)	-	(187,341)
Total property and equipment, net	-	679	111,301	4,732	-	116,712
Other Assets:
Intangible assets, net	-	-	146,965	-	-	146,965
Goodwill	-	-	382,472	10,961	-	393,433
Deferred income taxes	-	-	-	2,279	-	2,279
Intercompany note receivable	-	856,738	-	-	(856,738)	-
Other	-	24,590	1,500	-	-	26,090
Total other assets	-	881,328	530,937	13,240	(856,738)	568,767
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$399	$50,280	$4,294	$-	$54,973
Accrued expenses	-	22,922	49,884	2,311	-	75,117
Total current liabilities	-	23,321	100,164	6,605	-	130,090
Deferred income taxes	-	-	10,583	-	-	10,583
Intercompany note payable	-	-	856,738	-	(856,738)	-
Other long-term liabilities	-	7,319	51,369	1,801	-	60,489
Long-term debt	-	894,163	-	-	-	894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	321,767	321,767	384,418	5,591	(711,776)	321,767
Retained earnings (accumulated deficit)	(496,078)	(496,078)	(558,344)	19,769	1,034,653	(496,078)
Accumulated other
comprehensive income	1,223	1,223	-	5,746	(6,969)	1,223
Total stockholder's equity (deficit)	(173,088)	(173,088)	(173,926)	31,106	315,908	(173,088)
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	169	52,951	900	-	54,020
Non-cash interest expense, net	-	10,518	-	-	-	10,518
Gain on foreign currency transactions	-	-	-	(492)	-	(492)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Deferred income taxes	-	-	7,872	(1,579)	-	6,293
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	84,507	59,179	-	-	(143,686)	-
Other	-	-	(51)	(3)	-	(54)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(13,107)	(159)	-	(13,266)
Inventories	-	-	(5,253)	(1,160)	-	(6,413)
Prepaid expenses and other
current assets	-	(176)	(1,622)	(150)	-	(1,948)
Accounts payable	-	321	(6,593)	1,500	-	(4,772)
Accrued expenses	-	11,300	3,256	758	-	15,314
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	430	100	479	-	1,009
Net cash provided by (used in)
operating activities	-	25,097	(30,511)	1,955	-	(3,459)
Cash flows from investing
activities:
Capital expenditures	-	(63)	(10,490)	(937)	-	(11,490)
Proceeds from sale of assets	-	-	102	-	-	102
Net cash used in
investing activities	-	(63)	(10,388)	(937)	-	(11,388)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	55,000	-	-	-	55,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(37,826)	38,608	(782)	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(14,049)	-	-	-	(14,049)
Debt issuance costs paid	-	(26,984)	-	-	-	(26,984)
Net cash provided by (used in)
financing activities	-	(28,628)	38,608	(782)	-	9,198
Impact of exchange rate movement
on cash	-	-	-	(149)	-	(149)
Net increase (decrease) in cash
and cash equivalents	-	(3,594)	(2,291)	87	-	(5,798)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$8,578	$(3,408)	$6,530	$-	$11,700

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2010

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	168	59,761	789	-	60,718
Non-cash interest expense, net	-	9,800	-	-	-	9,800
Gain on foreign currency transactions	-	-	-	(510)	-	(510)
Gain on extinguishment of debt	-	(98,187)	-	-	-	(98,187)
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Deferred income taxes	-	-	981	622	-	1,603
Equity in subsidiaries' net income (loss)	(27,667)	52,648	-	-	(24,981)	-
Other	-	-	8	(12)	-	(4)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,730)	707	-	(3,023)
Inventories	-	-	(1,384)	1,264	-	(120)
Prepaid expenses and other
current assets	-	(1,488)	6,634	2,478	-	7,624
Accounts payable	-	(199)	1,090	1,026	-	1,917
Accrued expenses	-	(4,384)	4,211	625	-	452
Cash payments on restructuring liabilities	-	-	(2,630)	-	-	(2,630)
Other	-	163	(718)	425	-	(130)
Net cash provided by (used in)
operating activities	-	(12,241)	5,245	13,744	-	6,748
Cash flows from investing
activities:
Capital expenditures	-	-	(10,275)	(830)	-	(11,105)
Proceeds from sale of assets	-	-	2,032	-	-	2,032
Net cash used in
investing activities	-	-	(8,243)	(830)	-	(9,073)
Cash flows from financing
activities:
Proceeds from long-term debt	-	145,709	-	-	-	145,709
Payments on long-term debt	-	(141,191)	-	-	-	(141,191)
Net revolver borrowings	-	5,000	-	-	-	5,000
Proceeds from intercompany						-
investment	-	14,665	(711)	(13,954)	-	-
Equity contributions	-	2,428	-	-	-	2,428
Equity repurchases		(2,978)	-	-	-	(2,978)
Debt issuance costs paid	-	(5,029)	-	-	-	(5,029)
Tax payments on behalf of parent	-	(1,532)	-	-	-	(1,532)
Net cash provided by (used in)
financing activities	-	17,072	(711)	(13,954)	-	2,407
Impact of exchange rate movement
on cash	-	-	-	353	-	353
Net increase (decrease) in cash
and cash equivalents	-	4,831	(3,709)	(687)	-	435
Cash and cash equivalents at the
beginning of the period	-	7,341	2,592	7,130	-	17,063
Cash and cash equivalents at the end
of the period	$-	$12,172	$(1,117)	$6,443	$-	$17,498

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2009

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	169	55,398	704	-	56,271
Non-cash interest expense, net	-	8,911	-	-	-	8,911
Gain on foreign currency transactions	-	-	-	(475)	-	(475)
Deferred income taxes	-	-	(16,676)	626	-	(16,050)
Equity in subsidiaries' net income (loss)	76,752	65,211	-	-	(141,963)	-
Other	-	-	22	(17)	-	5
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,120)	298	-	(2,822)
Inventories	-	-	26,430	(30)	-	26,400
Prepaid expenses and other
current assets	-	3,441	(1,099)	(2,629)	-	(287)
Accounts payable	-	3,284	(10,482)	(622)	-	(7,820)
Accrued expenses	-	(3,437)	4,854	182	-	1,599
Cash payments on restructuring liabilities	-	-	(6,034)	-	-	(6,034)
Other	-	31	328	(187)	-	172
Net cash provided by (used in)
operating activities	-	858	(20,191)	2,451	-	(16,882)
Cash flows from investing
activities:
Capital expenditures	-	(23)	(7,572)	(212)	-	(7,807)
Proceeds from sale of assets	-	-	58	23	-	81
Other	-	-	(109)	-	-	(109)
Net cash used in
investing activities	-	(23)	(7,623)	(189)	-	(7,835)
Cash flows from financing
activities:
Proceeds from long-term debt	-	20,000	-	-	-	20,000
Net revolver borrowings	-	(35,000)	-	-	-	(35,000)
Proceeds from intercompany						-
investment	-	(22,147)	25,916	(3,769)	-	-
Debt issuance costs paid	-	(2,528)	-	-	-	(2,528)
Net cash provided by (used in)
financing activities	-	(39,675)	25,916	(3,769)	-	(17,528)
Impact of exchange rate movement
on cash	-	-	-	1,019	-	1,019
Net increase (decrease) in cash
and cash equivalents	-	(38,840)	(1,898)	(488)	-	(41,226)
Cash and cash equivalents at the
beginning of the period	-	46,181	4,490	7,618	-	58,289
Cash and cash equivalents at the end
of the period	$-	$7,341	$2,592	$7,130	$-	$17,063

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Ply Gem Holdings, Inc. and its subsidiaries (referred to herein as "Ply Gem Holdings", "Ply Gem", the "Company", "we", "us", or "our") have been prepared in accordance with U.S. generally accepted accounting principles as described in the consolidated financial statements and related notes included in our 2011 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 16, 2012. These statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles and should be read in conjunction with our 2011 Annual Report on Form 10-K. In management's opinion, all normal and recurring adjustments considered necessary for a fair presentation have been included. Operating results for the period from January 1, 2012 through September 29, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Prior to January 11, 2010, Ply Gem Holdings was a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. ("Ply Gem Investment Holdings"), which was wholly owned by Ply Gem Prime Holdings, Inc. ("Ply Gem Prime"). Ply Gem Investment Holdings was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC ("CI Capital Partners") for the purpose of acquiring Ply Gem Industries, Inc. ("Ply Gem Industries") from Nortek, Inc. ("Nortek"). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime, with Ply Gem Prime as the surviving corporation. As a result, each outstanding share of senior preferred stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime. As a result, Ply Gem Holdings is currently a wholly owned subsidiary of Ply Gem Prime. The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC, dated as of December 19, 2003, as amended.

The condensed consolidated balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements of Ply Gem Holdings at that date, but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The Company's fiscal quarters are based on periods ending on the Saturday of the last week in the quarter. Therefore, the financial results of certain fiscal quarters will not be comparable to the prior and subsequent fiscal quarters. The accompanying financial statements include the Company's condensed consolidated statements of operations for the three and nine months ended September 29, 2012 and October 1, 2011, the condensed consolidated statements of cash flows for the nine months ended September 29, 2012 and October 1, 2011, and the condensed consolidated balance sheets as of September 29, 2012 and December 31, 2011.

Ply Gem is a diversified manufacturer of exterior building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company's products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company's sales are usually lower during the first and fourth quarters.

To a significant extent our performance is dependent upon the levels of home repair and remodeling and new home construction spending, all of which are affected by such factors as interest rates, inflation, consumer confidence, unemployment, and availability of consumer credit.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.

Accounting Policies and Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company's accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company's historical experience, current trends and information available from other sources, and are based on management's best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, foreign currency, and the depressed housing and remodeling markets have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company's judgments, actual results could be materially different from the Company's estimates.

Reclassifications

Certain amounts in the prior fiscal year have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net loss, accumulated deficit, or net cash flow from operations.

Cash and Cash Equivalents

Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less and which are readily convertible into cash.

Accounts Receivable

Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.6 million and $3.9 million at September 29, 2012 and December 31, 2011, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers' ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted. During the nine months ended October 1, 2011, the Company reclassified approximately $1.4 million from accounts receivable to a note receivable, which is classified as other assets in the accompanying condensed consolidated balance sheet. As of September 29, 2012, the balance of the note receivable was $0.7 million.

Inventories

Inventories in the accompanying condensed consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales may cause actual results to differ from estimates at the time such inventory is disposed or sold. As of September 29, 2012, the Company had inventory purchase commitments of approximately $10.0 million. Inventory reserves were approximately $7.2 million at September 29, 2012, increasing approximately $0.9 million compared to the December 31, 2011 inventory reserve balance of approximately $6.3 million.

Property and Equipment

Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Building and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.

Intangible Assets, Goodwill and Other Long-lived Assets

Long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the asset's fair value and the discounted cash flow.

The Company tests for long-lived asset impairment at the following asset group levels: (i) Siding, Fencing, and Stone ("Siding"), (ii) the combined U.S. Windows companies in the Windows and Doors segment ("US Windows"), and (iii) Ply Gem Canada (formerly known as CWD Windows and Doors, Inc.) in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. There were no indicators of impairment during the three and nine months ended September 29, 2012.

Goodwill

The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings, which would lead to a reduction in future cash flows, could indicate potential impairment. There were no indicators of impairment during the three and nine months ended September 29, 2012 that would trigger an interim impairment test. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.

Debt Issuance Costs

Debt issuance costs, composed of facility, agency, and certain legal fees associated with acquiring new debt financing, are amortized over the contractual term of the related agreement using the effective interest method. Debt issuance costs, net of accumulated amortization, were approximately $24.7 million and $26.5 million at September 29, 2012 and December 31, 2011, respectively, and have been recorded in other long-term assets in the accompanying condensed consolidated balance sheets. Amortization of debt issuance costs for the three months ended September 29, 2012 and October 1, 2011 was approximately $1.3 million and $1.0 million, respectively. Amortization of debt issuance costs for the nine months ended September 29, 2012 and October 1, 2011 was approximately $3.8 million and $3.6 million, respectively. Amortization of debt issuance costs is recorded in interest expense in the accompanying condensed consolidated statements of operations.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes, which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Currently, U.S. federal income tax returns are prepared and filed by Ply Gem Prime on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its U.S. subsidiaries. We have executed a tax sharing agreement with Ply Gem Holdings and Ply Gem Prime pursuant to which tax liabilities for each respective party are computed on a stand-alone basis. Our U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.

Environmental

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Foreign Currency

The Company's Canadian subsidiary, Ply Gem Canada, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign subsidiary at the exchange rates in effect at the end of the reporting periods. Net sales and expenses are translated using average exchange rates in effect during the reporting periods. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income (loss) in the accompanying condensed consolidated balance sheets.

For the three months ended September 29, 2012 and October 1, 2011, the Company recorded a gain from foreign currency transactions of approximately $0.1 million and $0.1 million, respectively. For the nine months ended September 29, 2012 and October 1, 2011, the Company recorded a gain from foreign currency transactions of approximately $0.3 million and $0.5 million, respectively. As of September 29, 2012 and December 31, 2011, accumulated other comprehensive loss included a currency translation adjustment of approximately $1.0 million and $(0.7) million, respectively.

Fair Value Measurement

The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity's own assumptions.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

				Significant
(Amounts in thousands)				Other	Significant
		Fair	Quoted Prices	Observable	Unobservable
	Carrying	Value	in Active Markets	Inputs	Inputs
	Value *	Total	(Level 1)	(Level 2)	(Level 3)
As of September 29, 2012
Liabilities:
Senior Unsecured Notes-9.375%	$160,000	$160,800	$160,800	$-	$-
Senior Secured Notes-8.25%	840,000	876,750	876,750	-	-
	$1,000,000	$1,037,550	$1,037,550	$-	$-

As of December 31, 2011
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
	$950,000	$829,188	$829,188	$-	$-

*Carrying values exclude unamortized discounts for long-term debt.

The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company's other financial instruments approximates their fair value.

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a significant difference in the amounts presented in statements of financial position prepared in accordance with U.S. GAAP and IFRS for certain entities. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The implementation of this guidance is not expected to have a material impact on the Company's disclosures.

In January 2012, the FASB proposed guidance intended to reduce the cost and complexity of testing indefinite-lived intangible assets for impairment. The proposal would allow companies to perform a "qualitative" assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar to the recently issued guidance on goodwill impairment. The proposal would allow companies the option to first assess qualitatively whether it is necessary to perform the quantitative impairment test. A company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines that it is more likely than not (that is, a likelihood of more than 50 percent) that the asset is impaired. The implementation of this guidance is not expected to have a material impact on the Company's financial position, results of operations, or cash flows.

1.    1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Ply Gem Holdings, Inc. ("Ply Gem Holdings") and its wholly owned subsidiaries (individually and collectively, the "Company" or "Ply Gem") are diversified manufacturers of residential and commercial building products, operating with two segments: (i) Siding, Fencing, and Stone and (ii) Windows and Doors.  Through these segments, Ply Gem Industries, Inc. ("Ply Gem Industries") manufactures and sells, primarily in the United States and Canada, a wide variety of products for the residential and commercial construction, manufactured housing, and remodeling and renovation markets.

Ply Gem Holdings, a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. ("Ply Gem Investment Holdings"), was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC ("CI Capital Partners") for the purpose of acquiring Ply Gem Industries from Nortek, Inc. ("Nortek").  On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime Holdings, Inc. ("Ply Gem Prime"), with Ply Gem Prime being the surviving corporation.  As a result, Ply Gem Holdings is now a wholly owned subsidiary of Ply Gem Prime.

The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings, an affiliate of CI Capital Partners pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC dated as of December 19, 2003, as amended.  Prior to February 12, 2004, the date of the Ply Gem acquisition, Ply Gem Holdings had no operations and Ply Gem Industries was wholly owned by a subsidiary of WDS LLC, which was a wholly owned subsidiary of Nortek.  As a result of the Ply Gem acquisition, the Company applied purchase accounting on February 12, 2004.

On August 27, 2004, Ply Gem Industries acquired all of the outstanding shares of capital stock of MWM Holding, Inc., ("MWM Holding"), in accordance with a stock purchase agreement entered into among Ply Gem Industries, MWM Holding and the selling stockholders.

On February 24, 2006, Ply Gem Industries acquired all of the outstanding shares of capital stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC Holding Company ("AWC", and together with its subsidiaries, "Alenco"), in accordance with a securities purchase agreement entered into among Ply Gem, all of the direct and indirect stockholders, warrant holders and stock options holders of AWC and FNL Management Corp, an Ohio corporation, as their representative.  Pursuant to the securities purchase agreement, Ply Gem purchased all of the issued and outstanding shares of common stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC (other than certain shares of common stock of AWC held by certain members of the senior management of Alenco that were contributed separately to Ply Gem Prime, the new parent company of Ply Gem Investment Holdings, in exchange for shares of capital stock of Ply Gem Prime).  Immediately following the completion of the Alenco acquisition, AWC became a wholly owned subsidiary of Ply Gem.

On October 31, 2006, Ply Gem Industries acquired all of the issued and outstanding shares of common stock of Mastic Home Exteriors, Inc. (formerly known as Alcoa Home Exteriors) ("MHE"), in accordance with a stock purchase agreement entered into among Ply Gem Industries, Alcoa Securities Corporation, and Alcoa Inc.

On September 30, 2007, Ply Gem Industries completed the acquisition of CertainTeed Corporation's vinyl window and patio door business through a stock acquisition.  On the acquisition date, the Company changed the name of the acquired business to Ply Gem Pacific Windows Corporation ("Pacific Windows").

On October 31, 2008, Ply Gem Industries acquired substantially all of the assets of Ply Gem Stone (formerly United Stone Veneer).

Ply Gem is a diversified manufacturer of residential and commercial building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets.  The demand for the Company's products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors.  The Company's sales are usually lower during the first and fourth quarters.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned.  All intercompany accounts and transactions have been eliminated.

Reclassifications

Certain amounts in the prior fiscal years have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net income (loss) or accumulated deficit.

Accounting Policies and Use of Estimates

The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States involves estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods.  Certain of the Company's accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates.  By their nature, these judgments are subject to an inherent degree of uncertainty.  The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable.  Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies.  These judgments are based on the Company's historical experience, current trends and information available from other sources, as appropriate and are based on management's best estimates and judgments.  The Company adjusts such estimates and assumptions when facts and circumstances dictate.  Illiquid credit markets, volatile equity, foreign currency, and the depressed housing and remodeling market have combined to increase the uncertainty inherent in such estimates and assumptions.  If different conditions result from those assumptions used in the Company's judgments, actual results could be materially different from the Company's estimates.

Recognition of Sales and Related Costs, Incentives and Allowances

The Company recognizes sales upon the shipment of products, net of applicable provisions for discounts and allowances.  Generally, the customer takes title upon shipment and assumes the risks and rewards of ownership of the product.  Certain customers take title to products upon delivery, at which time revenue is then recognized.  Allowances for cash discounts, volume rebates and other customer incentive programs, as well as gross customer returns, among others, are recorded as a reduction of sales at the time of sale based upon the estimated future outcome.  Cash discounts, volume rebates and other customer incentive programs are based upon certain percentages agreed upon with the Company's various customers, which are typically earned by the customer over an annual period.  The Company records periodic estimates for these amounts based upon the historical results to date, estimated future results through the end of the contract period and the contractual provisions of the customer agreements.  Customer returns are recorded on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period.  The Company generally estimates customer returns based upon the time lag that historically occurs between the sale date and the return date while also factoring in any new business conditions that might impact the historical analysis such as new product introduction.  The Company also provides for estimates of warranty and shipping costs at the time of sale.  Shipping and warranty costs are included in cost of products sold.  Bad debt provisions are included in selling, general and administrative expenses.  The amounts recorded are generally based upon historically derived percentages while also factoring in any new business conditions that are expected to impact the historical analysis such as new product introduction for warranty and bankruptcies of particular customers for bad debts.

Cash Equivalents

Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less which are readily convertible into cash.

Accounts receivable

Accounts receivable-trade are recorded at their net realizable value.  The allowance for doubtful accounts was $3.9 million and $5.3 million at December 31, 2011 and 2010, respectively.  The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers' ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded.

Inventories

Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method.  The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value.  The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business.  Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold.

The inventory reserves were approximately $6.3 million at December 31, 2011, decreasing during 2011 by $1.4 million compared to the December 31, 2010 reserve balance of approximately $7.2 million.

Property and Equipment

Property and equipment are presented at cost.  Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized.  When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.  Depreciation expense for the years ended December 31, 2011, 2010, and 2009 was approximately $27.3 million, $33.6 million, and $36.6 million, respectively.

On July 30, 2010, the Company entered into an asset purchase agreement to sell substantially all of the assets associated with the operations of its Valencia, Pennsylvania facility for $2.5 million, with $1.9 million received at closing and the remaining $0.6 million recorded as a note receivable due in July 2011.  The Company recognized a loss on the sale of approximately $0.1 million, which was recorded within selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2010 and the note receivable was recorded as a current asset in the consolidated balance sheet as of December 31, 2010.  The note receivable was collected during 2011.

Intangible Assets, Goodwill and Other Long-lived Assets

Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable.  The Company performs undiscounted operating cash flow analyses to determine if impairment exists.  If an impairment is determined to exist, any related impairment loss is calculated based on the asset's fair value and the discounted cash flow.

The Company tests for long-lived asset impairment at the following asset group levels: i) Siding, Fencing, and Stone ("Siding"), ii) the combined US Windows companies in the Windows and Doors segment ("US Windows"), and iii) Ply Gem Canada in the Windows and Doors segment.  For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities.  During the year ended December 31, 2011, the Company incurred an asset impairment charge of approximately $0.2 million related to a specific asset in the Windows and Doors segment that was no longer utilized.

Goodwill
Purchase accounting involves judgment with respect to the valuation of the acquired assets and liabilities in order to determine the final amount of goodwill.  For significant acquisitions, the Company values items such as property and equipment and acquired intangibles based upon appraisals.

The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant.  All other intangible assets are amortized over their estimated useful lives.  The Company assesses goodwill for impairment at the November month end each year (November 26th for 2011) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value.  To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies.  A significant reduction in projected sales and earnings which would lead to a reduction in future cash flows could indicate potential impairment.  Refer to Note 2 for additional considerations regarding the results of the impairment test in 2011 and 2010.

Debt Issuance Costs

Debt issuance costs, composed of facility, agency, and certain legal fees associated with acquiring new debt financing, are amortized over the contractual term of the related agreement using the effective interest method.  Net debt issuance costs totaled approximately $26.5 million and $20.6 million as of December 31, 2011 and December 31, 2010, respectively, and have been recorded in other long term assets in the accompanying consolidated balance sheets.

Share Based Compensation

Share-based compensation cost for the Company's stock option plan is measured at the grant date, based on the estimated fair value of the award, and is recognized over the requisite service period.  The fair value of each option award is estimated on the grant date using a Black-Scholes option valuation model.  Expected volatility is based on a review of several market indicators, including peer companies.  The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.

Insurance Liabilities

The Company is self-insured for certain casualty losses and medical liabilities. The Company records insurance liabilities and related expenses for health, workers' compensation, product and general liability losses and other insurance expenses in accordance with either the contractual terms of their policies or, if self-insured, the total liabilities that are estimable and probable as of the reporting date.  Insurance liabilities are recorded as current liabilities to the extent they are expected to be paid in the succeeding year with the remaining requirements classified as long-term liabilities.  The accounting for self-insured plans requires that significant judgments and estimates be made both with respect to the future liabilities to be paid for known claims and incurred but not reported claims as of the reporting date.  The Company relies on historical trends when determining the appropriate health insurance reserves to record in its consolidated balance sheets.  In certain cases where partial insurance coverage exists, the Company must estimate the portion of the liability that will be covered by existing insurance policies to arrive at the net expected liability to the Company.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs.  A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future.  The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained.  Subsequent to February 12, 2004, U.S. federal income tax returns are prepared and filed by Ply Gem Investment Holdings, Inc. on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its subsidiaries.  The existing tax sharing agreement between Ply Gem Holdings and Ply Gem Investment Holdings under which tax liabilities for each respective party are computed on a stand-alone basis, was amended to include Ply Gem Prime Holdings during 2010.  U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns.  Ply Gem Canada files separate Canadian income tax returns.

Sales Taxes

Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of operations.

Commitments and Contingencies

The Company provides accruals for all direct costs associated with the estimated resolution of contingencies at the earliest date at which it is deemed probable that a liability has been incurred and the amount of such liability can be reasonably estimated.  Costs accrued have been estimated based upon an analysis of potential results, assuming a combination of litigation and settlement strategies and outcomes.

Environmental

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change.  Costs of future expenditures for environmental remediation obligations are not discounted to their present value.  Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Liquidity

The Company intends to fund its ongoing capital and working capital requirements, including its internal growth, through a combination of cash flows from operations and, if necessary, from borrowings under the revolving credit portion of its asset based lending facility ("ABL Facility").  As of December 31, 2011, the Company had approximately $961.7 million of indebtedness, $151.2 million of contractual availability under the ABL facility, and approximately $69.9 million of borrowing base availability reflecting $55.0 million of ABL borrowings and approximately $6.3 million of letters of credit and priority payable reserves issued under the ABL facility.

Because of the inherent seasonality in our business and the resulting working capital requirements, the Company's liquidity position fluctuates within a given year.  The seasonal effect that creates the Company's greatest needs has historically been experienced during the first six months of the year and the Company anticipates borrowing funds under its ABL Facility to support this requirement.  However, the Company anticipates the funds generated from operations and funds available under the ABL Facility will be adequate to finance its ongoing operational cash flow needs, capital expenditures, debt service obligations, management incentive expenses, and other fees payable under other contractual obligations for the foreseeable future.

Foreign Currency

Ply Gem Canada, the Company's Canadian subsidiary, utilizes the Canadian dollar as its functional currency.  For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at year-end.  Net sales and expenses are translated using average exchange rates in effect during the period.  Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.

The Company recorded a gain from foreign currency transactions of approximately $0.5 million, in each of the years ended December 31, 2011, December 31, 2010, and December 31, 2009.  As of December 31, 2011 and December 31, 2010, accumulated other comprehensive income (loss) included a currency translation adjustment of approximately $(0.7) million and $1.6 million, respectively.

Concentration of Credit Risk

The Company's largest customer in each year accounted for approximately 9.4%, 9.0%, and 9.2% of consolidated net sales for the years ended December 31, 2011, 2010, and 2009, respectively.

Fair Value Measurement

The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity's own assumptions.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.  The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

			Quoted Prices	Significant
			in Active Markets	Other	Significant
(Amounts in thousands)		Fair	for Identical	Observable	Unobservable
	Carrying	Value	Assets	Inputs	Inputs
Description	Value	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
As of December 31, 2011	$950,000	$829,188	$829,188	$-	$-
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$159,375	$159,375	$-	$-
Senior Secured Notes-11.75%	725,000	775,750	775,750	-	-
As of December 31, 2010	$875,000	$935,125	$935,125	$-	$-

The fair value of the long-term debt instruments was determined by utilizing available market information.  The carrying value of the Company's other financial instruments approximates their fair value.  Also see Note 5 for fair value disclosures of the pension assets.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standards update to comprehensive income aimed at increasing the prominence of items reported in other comprehensive income in the financial statements.  This update requires companies to present comprehensive income in a single statement below net income or in a separate statement of comprehensive income immediately following the income statement.  Companies will no longer be allowed to present comprehensive income on the statement of changes in shareholders' equity.   In both options, companies must present the components of net income, total net income, the components of other comprehensive income, total other comprehensive income and total comprehensive income.  This update does not change which items are reported in other comprehensive income or the requirement to report reclassifications of items from other comprehensive income to net income.  This requirement became effective for the Company beginning with the first quarter 2012 Form 10-Q filing and requires retrospective application for all periods presented.  The Company has retrospectively applied this standard and has included a separate statement of comprehensive (loss) income in the accompanying consolidated financial statements.
In September 2011, the FASB amended its accounting guidance on testing goodwill for impairment by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary when it is more likely than not that the fair value of a reporting unit is greater than its carrying value amount.  If the conditions are achieved, companies would be able to avoid the two-step goodwill impairment test.  The amendments do not change the guidance for how goodwill is calculated or when goodwill is tested for impairment.  The amendments are effective for fiscal years beginning after December 15, 2011 with early adoption permitted.  The implementation of this guidance did not have an impact on the Company's financial position, results of operations, or cash flows for the year ended December 31, 2011, as the Company continued its quantitative assessment for the year ended December 31, 2011.

Comprehensive (Loss) Income

The components of accumulated other comprehensive (loss) income are as follows:

(amounts in thousands)	Foreign	Minimum	Accumulated
	currency	pension	other
	translation	liability	comprehensive
		adjustments	income
Balance at December 31, 2008	$(605)	$(4,938)	$(5,543)
Net current period change	4,709	1,158	5,867

Balance at December 31, 2009	4,104	(3,780)	324
Net current period change	1,639	(740)	899

Balance at December 31, 2010	5,743	(4,520)	1,223
Net current period change	(691)	(6,600)	(7,291)

Balance at December 31, 2011	$5,052	$(11,120)	$(6,068)

GOODWILL (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Goodwill [Abstract]
GOODWILL
2. GOODWILL

The Company records the excess of purchase price over the fair value of the net assets of acquired companies as goodwill or other identifiable intangible assets. The Company performs an annual test for goodwill impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. The Company has defined its reporting units and performs the impairment testing of goodwill at the operating segment level. The Company has two reporting units: (1) Siding, Fencing, and Stone and (2) Windows and Doors. Separate valuations are performed for each of these reporting units in order to test for impairment.

The Company uses the two-step method to determine goodwill impairment. If the carrying amount of a reporting unit exceeds its fair value (Step One), the Company measures the possible goodwill impairment based upon a hypothetical allocation of the fair value estimate of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including previously unrecognized intangible assets (Step Two). The excess of the reporting unit's fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized to the extent that a reporting unit's recorded goodwill exceeds the implied fair value of goodwill. There was no goodwill impairment for the year ended December 31, 2011 and no impairment indicators which would trigger an interim impairment test during the three and nine months ended September 29, 2012.

To determine the fair value of its reporting units, the Company equally considers both the income and market valuation methodologies. The income valuation methodology uses the fair value of the cash flows that the reporting unit can be expected to generate in the future. This method requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows for the reporting unit over a multi-year period as well as determine the weighted average cost of capital to be used as the discount rate. The Company also utilizes the market valuation method to estimate the fair value of the reporting units by utilizing comparable public company multiples. These comparable public company multiples are then applied to the reporting unit's financial performance. The market approach is more volatile as an indicator of fair value as compared to the income approach as internal forecasts and projections have historically been more stable. The Company equally weights the approaches to balance the internal and external factors affecting the Company's fair value.

The Company's fair value estimates of its reporting units and goodwill are sensitive to a number of assumptions including discount rates, cash flow projections, operating margins, and comparable market multiples. In order to accurately forecast future cash flows, the Company estimates single family housing starts and the repair and remodeling market's growth rates. However, there is no assurance that: (1) valuation multiples will not decline, (2) discount rates will not increase, or (3) the earnings, book values or projected earnings and cash flows of the Company's reporting units will not decline. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.

The reporting unit goodwill balances were as follows as of September 29, 2012 and December 31, 2011:

(Amounts in thousands)
	Siding, Fencing and Stone	Windows and Doors
December 31, 2011	$320,107	$71,360	$391,467
2012 Activity	877	373	1,250
September 29, 2012	$320,984	$71,733	$392,717

On July 30, 2012, the Company acquired substantially all of the production assets of Greendeck Products LLC ("Acquiree"). The Acquiree was developing an exterior building products production process. The goodwill of approximately $0.9 million arising from the acquisition consists largely of the commercialization valuation of the underlying products and economies of scale expected from combining the operations of the Company and the assets of Greendeck Products LLC. The goodwill has been recorded within Siding, Fencing and Stone. The Company also acquired an intangible asset in this asset purchase valued at approximately $0.1 million, which is based on a license agreement with a third party entity.

The acquisition has an earnout clause included within the asset purchase agreement. The earnout clause has been fair valued as of the acquisition date and the valuation will be updated at each reporting period. As of September 29, 2012, the fair value of the earnout is approximately $0.9 million and has been classified within other long-term liabilities in the condensed consolidated balance sheet. There are no revenues or earnings from the Acquiree for any comparative periods or since the date of acquisition and, consequently, no pro forma information is required or disclosed related to the Acquiree. The $0.4 million increase within Windows and Doors was attributed to foreign currency.

2.   GOODWILL

The Company records the excess of purchase price over the fair value of the net assets of acquired companies as goodwill or other identifiable intangible assets.  The Company performs an annual test for goodwill impairment at the November month end each year (November 26th for 2011) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value.  The Company has defined its reporting units and performs the impairment testing of goodwill at the operating segment level.  The Company has aggregated US Windows and Ply Gem Canada, which represent components of the Windows and Doors operating segment, into a single reporting unit since they have similar economic characteristics.  Thus, the Company has two reporting units: 1) Siding, Fencing, and Stone and 2) Windows and Doors.  Separate valuations are performed for each of these reporting units in order to test for impairment.

The Company uses the two-step method to determine goodwill impairment.  If the carrying amount of a reporting unit exceeds its fair value ("Step One"), the Company measures the possible goodwill impairment based upon a hypothetical allocation of the fair value estimate of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including previously unrecognized intangible assets ("Step Two").  The excess of the reporting unit's fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized to the extent that a reporting unit's recorded goodwill exceeds the implied fair value of goodwill.

To determine the fair value of its reporting units, the Company equally considers both the income and market valuation methodologies.  The income valuation methodology uses the fair value of the cash flows that the reporting unit can be expected to generate in the future. This method requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows for the reporting unit over a multi-year period as well as determine the weighted average cost of capital to be used as the discount rate.  The Company also utilizes the market valuation method to estimate the fair value of the reporting units by utilizing comparable public company multiples.  These comparable public company multiples are then applied to the reporting unit's financial performance.  The market approach is more volatile as an indicator of fair value as compared to the income approach as internal forecasts and projections have historically been more stable.  Since each approach has its merits, the Company equally weights the approaches to balance the internal and external factors affecting the Company's fair value.

The Company's fair value estimates of its reporting units and goodwill are sensitive to a number of assumptions including discount rates, cash flow projections, operating margins, and comparable market multiples.  In order to accurately forecast future cash flows, the Company estimated single family housing starts and the repair and remodeling market's growth rate through 2018.  These assumptions modeled information published by the National Association of Home Builders ("NAHB").  The Company estimated single family housing starts increasing from 2011 levels (434,000) to approximately 1,050,000 in 2018 (terminal growth year) and estimated the repair and remodeling growth rate at approximately 3.0% in each year through 2018.  The 1,050,000 terminal housing starts figure represents a historical average that tracks domestic population growth.  The forecasted sales growth and operating earnings increases coincided with the growth in these two key assumptions.  The Company utilized its weighted average cost of capital and its long-term growth rate to derive the appropriate capitalization rate used in the terminal value calculation.  The Company utilized these fair value estimate assumptions during the impairment analysis conducted during the years ended December 31, 2011 and 2010.

The Company's annual goodwill impairment tests performed as of November 26, 2011 and November 27, 2010 indicated no impairment.  The Windows and Doors and Siding, Fencing, and Stone reporting units exceeded their 2011 carrying values by approximately 19% and 90%, respectively.

The Company provides no assurance that: 1) valuation multiples will not decline, 2) discount rates will not increase, or 3) the earnings, book values or projected earnings and cash flows of the Company's reporting units will not decline. The Company will continue to analyze changes to these assumptions in future periods. The Company will also continue to evaluate goodwill during future periods and further declines in the residential housing and remodeling markets could result in future goodwill impairments.

The reporting unit goodwill balances were as follows as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)
	December 31, 2011	December 31, 2010
Siding, Fencing and Stone	$320,107	$320,107
Windows and Doors	71,360	73,326
	$391,467	$393,433

During the year ended December 31, 2011, the Windows and Doors' goodwill decrease was attributed to: 1) foreign currency movement ($0.2 million), 2) a purchase accounting adjustment related to a previous acquisition ($0.3 million) for a reduction in accrued expenses, and 3) a tax adjustment ($1.4 million) resulting from the original Ply Gem acquisition reducing deferred tax liabilities and goodwill.

A rollforward of goodwill for 2011 and 2010 is included in the table below:

	Windows and	Siding, Fencing
(Amounts in thousands)	Doors	and Stone

Balance as of January 1, 2010
Goodwill	$400,504	$442,334
Accumulated impairment losses	(327,773)	(122,227)
	72,731	320,107

Currency translation adjustments	595	-
Balance as of December 31, 2010
Goodwill	401,099	442,334
Accumulated impairment losses	(327,773)	(122,227)
	73,326	320,107

Currency translation adjustments	(244)	-
Purchase accounting adjustment	(307)	-
Tax benefit of excess tax goodwill	(1,415)	-
Balance as of December 31, 2011
Goodwill	399,133	442,334
Accumulated impairment losses	(327,773)	(122,227)
	$71,360	$320,107

INTANGIBLE ASSETS, NET (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS
3. INTANGIBLE ASSETS, NET

The following table presents the components of intangible assets as of September 29, 2012 and December 31, 2011:

	Average
	Amortization
(Amounts in thousands)	Period		Accumulated	Net Carrying
	(in Years)	Cost	Amortization	Value
As of September 29, 2012:
Patents	14	$12,770	$(8,074)	$4,696
Trademarks/Tradenames	11	85,644	(58,358)	27,286
Customer relationships	13	158,158	(89,980)	68,178
Other		2,647	(1,714)	933
Total intangible assets	13	$259,219	$(158,126)	$101,093

As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

Estimated amortization expense for the remainder of 2012 and for fiscal years 2013, 2014, 2015, and 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012 (remainder of year)	$6,676
2013	16,732
2014	15,353
2015	14,827
2016	14,240

3.   INTANGIBLE ASSETS

The table that follows presents the major components of intangible assets as of December 31, 2011 and 2010:

	Average
	Amortization
	Period		Accumulated	Net Carrying
(Amounts in thousands)	(in Years)	Cost	Amortization	Value
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

As of December 31, 2010:
Patents	14	$12,770	$(6,418)	$6,352
Trademarks/Tradenames	11	85,644	(34,885)	50,759
Customer relationships	13	158,158	(68,651)	89,507
Other		1,631	(1,284)	347
Total intangible assets	13	$258,203	$(111,238)	$146,965

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was approximately $26.7 million, $27.1 million, and $19.7 million, respectively.  Estimated amortization expense for the fiscal years 2012 through 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012	$26,875
2013	16,723
2014	15,344
2015	14,818
2016	14,231

During the year ended December 31, 2010, the Company decreased the remaining useful life of certain trademarks in the Windows and Doors segment to three years (applied prospectively) as a result of future marketing plans regarding the use of these trademarks.  For each of the years ended December 31, 2011 and December 31, 2010, the Company incurred approximately $7.4 million of increased amortization expense compared to the year ended December 31, 2009, primarily as a result of this decrease in useful life.

COMPREHENSIVE LOSS (10-Q)	9 Months Ended
Sep. 29, 2012
COMPREHENSIVE LOSS [Abstract]
COMPREHENSIVE LOSS

4. COMPREHENSIVE LOSS

Comprehensive loss is comprised of the following:

(Amounts in thousands)	For the three months ended		For the nine months ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net loss	$(3,673)	$(458)	$(24,049)	$(69,287)
Foreign currency translation adjustment	968	(2,603)	939	(1,620)
Comprehensive loss	$(2,705)	$(3,061)	$(23,110)	$(70,907)

LONG TERM DEBT (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
5. LONG-TERM DEBT

Long-term debt in the accompanying condensed consolidated balance sheets at September 29, 2012 and December 31, 2011 consists of the following:

(Amounts in thousands)	September 29, 2012	December 31, 2011

Senior secured asset based revolving credit facility	$55,000	$55,000
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $42,194 and $40,641, respectively	797,806	759,359
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689	-	147,311
9.375% Senior unsecured notes due 2017, net of
unamortized discount of $10,036	149,964	-
	$1,002,770	$961,670

Recent Developments

On September 27, 2012, Ply Gem Industries completed an offering for $160.0 million aggregate principal amount of 9.375% Senior Unsecured Notes due 2017 (the "9.375% Senior Notes"). The net proceeds of this offering, together with cash on hand, were deposited with the trustee for Ply Gem Industries' 13.125% Senior Subordinated Notes due 2014 (the "13.125% Senior Subordinated Notes") to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017.

On February 16, 2012, Ply Gem Industries issued an additional $40.0 million aggregate principal amount of its 8.25% Senior Secured Notes in a private placement transaction ("Senior Tack-on Notes"). The net proceeds of approximately $32.7 million, after deducting $6.0 million for the debt discount and $1.3 million in transaction costs, are and will continue to be utilized for general corporate purposes. The additional $40.0 million of 8.25% Senior Secured Notes have the same terms and covenants as the original $800.0 million of 8.25% Senior Secured Notes due 2018.

8.25% Senior Secured Notes due 2018

On February 11, 2011, Ply Gem Industries issued $800.0 million of 8.25% Senior Secured Notes due 2018 at par. Ply Gem Industries used the proceeds to purchase approximately $724.6 million principal amount of its outstanding 11.75% Senior Secured Notes in a tender offer, to redeem the remaining approximate $0.4 million principal amount of outstanding 11.75% Senior Secured Notes, and to pay related fees and expenses. A portion of the early tender premiums and the original unamortized discount on the 11.75% Senior Secured Notes was recorded as a discount on the $800.0 million of 8.25% Senior Secured Notes given that the 2011 transaction was predominately accounted for as a loan modification. The 8.25% Senior Secured Notes due 2018 originally issued in February 2011 and the Senior Tack-on Notes (collectively, the "8.25% Senior Secured Notes") will mature on February 15, 2018 and bear interest at the rate of 8.25% per annum. Interest will be paid semi-annually on February 15 and August 15 of each year.

Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.

The 8.25% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis by Ply Gem Holdings and all of the domestic subsidiaries of Ply Gem Industries (the "Guarantors"). The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.

The 8.25% Senior Secured Notes and the related guarantees are secured on a first-priority lien basis by substantially all of the assets (other than the assets securing the Company's obligations under the ABL Facility, which consist of accounts receivable, inventory, cash, deposit accounts, securities accounts, chattel paper and proceeds of the foregoing and certain assets such as contract rights, instruments and documents related thereto) of Ply Gem Industries and the Guarantors and on a second-priority lien basis by the assets that secure the ABL Facility.

In addition, the Company's stock ownership in the Company's subsidiaries collateralizes the 8.25% Senior Secured Notes to the extent that such equity interests and other securities can secure the 8.25% Senior Secured Notes without Rule 3-16 of Regulation S-X under the Securities Act requiring separate financial statements of such subsidiary to be filed with the Securities and Exchange Commission ("SEC").

On August 4, 2011, Ply Gem Industries completed its exchange offer with respect to the 8.25% Senior Secured Notes issued in February 2011 by exchanging $800.0 million 8.25% Senior Secured Notes, which were registered under the Securities Act, for $800.0 million of the issued and outstanding 8.25% Senior Secured Notes. Upon completion of the exchange offer, all $800 million of issued and outstanding 8.25% Senior Secured Notes were registered under the Securities Act. However, the $40.0 million of Senior Tack-on Notes issued in February 2012 have not been registered under the Securities Act and there is no contractual requirement to register these instruments.

11.75% Senior Secured Notes due 2013

On June 9, 2008, Ply Gem Industries issued $700.0 million of 11.75% Senior Secured Notes due 2013 ("11.75% Senior Secured Notes") at an approximate 1.0% discount, yielding proceeds of approximately $693.5 million. Interest was paid semi-annually on June 15 and December 15 of each year. On October 23, 2009, Ply Gem Industries issued an additional $25.0 million of its 11.75% Senior Secured Notes in a private placement transaction. The additional $25.0 million of 11.75% Senior Secured Notes had the same terms and covenants as the initial $700.0 million of 11.75% Senior Secured Notes.

On February 11, 2011, the Company purchased approximately $718.6 million principal amount of the 11.75% Senior Secured Notes in a tender offer at a price of $1,069.00 per $1,000 principal amount, which included an early tender payment of $40.00 per $1,000 principal amount, plus accrued and unpaid interest, and on February 28, 2011, the Company purchased $6.0 million principal amount of the 11.75% Senior Secured Notes in the tender offer at a price of $1,029.00 per $1,000 principal amount, plus accrued and unpaid interest. On March 13, 2011, pursuant to the terms of the indenture governing the 11.75% Senior Secured Notes, the Company redeemed the remaining approximate $0.4 million at a redemption price of 103% of the principal amount thereof, plus accrued and unpaid interest. As a result of these transactions, the Company paid cumulative early tender premiums of approximately $49.8 million during the nine months ended October 1, 2011. Following the redemption on March 13, 2011, there were no longer any 11.75% Senior Secured Notes outstanding. The loss recorded as a result of this purchase is discussed in the section "Loss on debt modification or extinguishment" below.

Senior Secured Asset-Based Revolving Credit Facility due 2016

On January 26, 2011, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into a new ABL Facility. Ply Gem Industries and Ply Gem Canada used the initial borrowing under the new ABL Facility to repay all of the outstanding indebtedness (including all accrued interest) under the Senior Secured Asset-Based Revolving Credit Facility due 2013. The new ABL Facility initially provided for revolving credit financing of up to $175.0 million, subject to borrowing base availability, including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In August 2011, the Company exercised a portion of the accordion feature under the new ABL Facility for $37.5 million, or 50% of the eligible accordion, increasing the new ABL Facility from $175.0 million to $212.5 million. Under the terms of the new ABL Facility, the Company has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million. Under the new ABL Facility, $197.5 million is available to Ply Gem Industries and $15.0 million is available to Ply Gem Canada. All outstanding loans under the new ABL Facility are due and payable in full on January 26, 2016.

Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans. The applicable margin for borrowings under the new ABL Facility is subject to step ups and step downs based on average excess availability under that facility. Swingline loans bear interest at a rate per annum equal to the base rate plus the applicable margin.

In addition to paying interest on outstanding principal under the new ABL Facility, Ply Gem Industries is required to pay a commitment fee, in respect of the unutilized commitments thereunder, which fee will be determined based on utilization of the new ABL Facility (increasing when utilization is low and decreasing when utilization is high). Ply Gem Industries must also pay customary letter of credit fees equal to the applicable margin on Eurodollar loans and agency fees. The new ABL Facility eliminated the interest rate floor that existed in the prior ABL Facility. As of September 29, 2012, the Company's interest rate on the new ABL Facility was approximately 2.9%. The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February and March).

All obligations under the new ABL Facility are unconditionally guaranteed by Ply Gem Holdings and substantially all of Ply Gem Industries' existing and future, direct and indirect, wholly owned domestic subsidiaries. All obligations under the new ABL Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of Ply Gem Industries and the guarantors, including a first-priority security interest in personal property consisting of accounts receivable, inventory, cash, deposit accounts, and certain related assets and proceeds of the foregoing and a second-priority security interest in, and mortgages on, substantially all of Ply Gem Industries' and the Guarantors' material owned real property and equipment and all assets that secure the 8.25% Senior Secured Notes on a first-priority basis. In addition to being secured by the collateral securing the obligations of Ply Gem Industries under the domestic collateral package, the obligations of Ply Gem Canada, which is a borrower under the Canadian sub-facility under the new ABL Facility, are also secured by a first-priority security interest in substantially all of the assets of such Canadian subsidiary, plus additional mortgages in Canada, and a pledge by Ply Gem Industries of the remaining 35% of the equity interests of Ply Gem Canada pledged only to secure the Canadian sub-facility.

The new ABL Facility contains certain covenants that limit the ability of the Company and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.

On September 21, 2012, Ply Gem Industries completed an amendment to its ABL Facility to permit the refinancing of its 13.125% Senior Subordinated Notes with unsecured notes rather than subordinated notes. No other terms or provisions were modified or changed in conjunction with this amendment.

As of September 29, 2012, Ply Gem Industries had approximately $151.2 million of contractual availability and approximately $107.4 million of borrowing base availability under the new ABL Facility, reflecting $55.0 million of borrowings outstanding and approximately $6.3 million of letters of credit and priority payables reserves.

Senior Secured Asset-Based Revolving Credit Facility due 2013

Concurrently with the 11.75% Senior Secured Notes offering on June 9, 2008, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into an ABL Facility. The prior ABL Facility initially provided for revolving credit financing of up to $150.0 million, subject to borrowing base availability, with a maturity of five years (June 2013) including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In July 2009, the Company amended the prior ABL Facility to increase the available commitments by $25.0 million from $150.0 million to $175.0 million. As of September 29, 2012, there were no outstanding borrowings under the prior ABL Facility, as it was replaced with the new ABL Facility on January 26, 2011.

13.125% Senior Subordinated Notes due 2014

On January 11, 2010, Ply Gem Industries issued $150.0 million of 13.125% Senior Subordinated Notes at an approximate 3.0% discount, yielding proceeds of approximately $145.7 million. Ply Gem Industries used the proceeds of the offering to redeem approximately $141.2 million aggregate principal amount of its previous 9% Senior Subordinated Notes due 2012 and to pay certain related costs and expenses. The interest rate on these Notes was 13.125% and was paid semi-annually on January 15 and July 15 of each year.

On September 27, 2012, Ply Gem Industries used the net proceeds from the issuance of the 9.375% Senior Notes, together with cash on hand, aggregating $165.4 million, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. In addition, on September 27, 2012, Ply Gem Industries issued a notice of redemption to redeem all of the outstanding 13.125% Senior Subordinated Notes on October 27, 2012 at a redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date. The $165.4 million deposited with the trustee for the 13.125% Senior Subordinated Notes included a $9.8 million call premium and $5.7 million of accrued interest.

On October 27, 2012, the Company completed the redemption of all $150.0 million principal amount of the 13.125% Senior Subordinated Notes. The loss recorded as a result of the debt transactions is discussed in the section "Loss on debt modification or extinguishment" below.

9.375% Senior Notes due 2017

On September 27, 2012, Ply Gem Industries issued $160.0 million of 9.375% Senior Notes at par. Ply Gem Industries used the proceeds of the offering, together with cash on hand, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017 and bear interest at the rate of 9.375% per annum. Interest will be paid semi-annually on April 15 and October 15 of each year. A portion of the early call premium and the original unamortized discount on the 13.125% Senior Subordinated Notes was recorded as a discount on the $160.0 million of 9.375% Senior Notes, given that the transaction was predominately accounted for as a loan modification.

Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any. On or after October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.

The 9.375% Senior Notes are unsecured and equal in right of payment to all of our existing and future senior debt, including the ABL Facility and the 8.25% Senior Secured Notes. The 9.375% Senior Notes are unconditionally guaranteed on a joint and several basis by the Guarantors (other than certain unrestricted subsidiaries) on a senior unsecured basis. The guarantees are general unsecured obligations and are equal in right of payment to all existing senior debt of the Guarantors, including their guarantees of the 8.25% Senior Secured Notes and the ABL Facility. The 9.375% Senior Notes and guarantees are effectively subordinated to all of Ply Gem Industries' and the guarantors' existing and future secured indebtedness, including the 8.25% Senior Secured Notes and the ABL Facility, to the extent of the value of the assets securing such indebtedness.

The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.

Loss on debt modification or extinguishment

As a result of the 9.375% Senior Notes issuance and the transactions relating to the 13.125% Senior Subordinated Notes in September 2012, the Company performed an analysis to determine the proper accounting treatment for this transaction. Specifically, the Company evaluated each creditor with ownership in both the 13.125% Senior Subordinated Notes and the 9.375% Senior Notes to determine whether the transaction should be accounted for as a modification or an extinguishment of debt as it relates to each individual holder. The Company incurred an early call premium of approximately $9.8 million in connection with this transaction, of which approximately $8.3 million was recorded as a discount on the 9.375% Senior Notes and approximately $1.5 million was expensed as a loss on modification or extinguishment of debt in the condensed consolidated statement of operations for the three and nine months ended September 29, 2012. The Company also expensed approximately $0.3 million for the unamortized discount and $0.4 million for the unamortized debt issuance costs for the 13.125% Senior Subordinated Notes as a result of this transaction for the three and nine months ended September 29, 2012. The Company also incurred approximately $2.5 million of costs associated with this transaction, of which approximately $1.1 million was recorded as debt issuance costs and approximately $1.4 million was expensed as loss on modification or extinguishment of debt in the condensed consolidated statement of operations for the three and nine months ended September 29, 2012.

As a result of the 8.25% Senior Secured Notes issuance and purchase and redemption of the 11.75% Senior Secured Notes during 2011, the Company performed an analysis to determine the proper accounting treatment for this transaction. Specifically, the Company evaluated each creditor with ownership in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes to determine whether the transaction was to be accounted for as a modification or an extinguishment of debt. The Company determined that this transaction resulted predominantly in a modification but in some instances as an extinguishment as some creditors did not participate in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes. The Company incurred an early tender premium of approximately $49.8 million in conjunction with this transaction, of which approximately $38.9 million was recorded as a discount on the 8.25% Senior Secured Notes and approximately $10.9 million was expensed as a loss on modification or extinguishment of debt in the condensed consolidated statement of operations for the nine months ended October 1, 2011. The Company also expensed approximately $0.8 million for the unamortized discount and $2.8 million for the unamortized debt issuance costs for the 11.75% Senior Secured Notes in this transaction for the nine months ended October 1, 2011. The Company also incurred approximately $25.9 million of costs associated with this transaction, of which approximately $13.6 million was recorded as debt issuance costs and approximately $12.2 million was expensed as a loss on modification or extinguishment of debt in the condensed consolidated statement of operations for the nine months ended October 1, 2011.

As a result of the ABL Facility refinancing during the first quarter of 2011, the Company evaluated the proper accounting treatment for the debt issuance costs associated with the prior ABL Facility and the new ABL Facility as there were certain members of the loan syndication that existed in both facilities and other members who were not participants in the new ABL Facility. Based on this evaluation, the Company expensed approximately $1.2 million of debt issuance costs as a loss on modification or extinguishment of debt and recorded approximately $2.1 million of debt issuance costs.

Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million for the three months ended September 29, 2012 and $3.6 million and $27.9 million for the nine months ended September 29, 2012 and October 1, 2011, respectively as summarized in the tables below.

	For the three months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
13.125% Senior Subordinated Notes call premium	$(1,487)	$-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	-
Loss on modification of debt:
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	-

Total loss on modification or extinguishment of debt	$(3,607)	$-

	For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
Tender premium associated with the 11.75% Senior Secured Notes	$-	$(10,883)
11.75% Senior Secured Notes unamortized discount	-	(775)
11.75% Senior Secured Notes unamortized debt issuance costs	-	(2,757)
13.125% Senior Subordinated Notes call premium	(1,487)	-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	(14,415)
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	-	(12,261)
Unamortized debt issuance costs for prior ABL Facility	-	(1,187)
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	(13,448)

Total loss on modification or extinguishment of debt	$(3,607)	$(27,863)

4.   LONG-TERM DEBT

Long-term debt in the accompanying consolidated balance sheets at December 31, 2011 and 2010 consists of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Senior secured asset based revolving credit facility	$55,000	$30,000
11.75% Senior secured notes due 2013, net of
unamortized discount of $0 and $7,318	-	717,682
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $40,641 and $0	759,359	-
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689 and $3,519	147,311	146,481
	$961,670	$894,163

Recent developments

As described in the following sections, on February 16, 2012, Ply Gem Industries issued an additional $40.0 million aggregate principal amount of its 8.25% Senior Secured Notes in a private placement transaction ("Senior Tack-on Notes").  The net proceeds of approximately $32.7 million after deducting $6.0 million for the debt discount and $1.3 million in transaction costs, will be utilized for general corporate purposes.  The additional $40.0 million of 8.25% Senior Secured Notes have the same terms and covenants as the original $800.0 million of 8.25% Senior Secured Notes.

8.25% Senior Secured Notes due 2018

On February 11, 2011, Ply Gem Industries issued $800.0 million of 8.25% Senior Secured Notes due 2018 at par.  Ply Gem Industries used the proceeds to purchase approximately $724.6 million principal amount of its outstanding 11.75% Senior Secured Notes in a tender offer, to redeem the remaining approximate $0.4 million principal amount of outstanding 11.75% Senior Secured Notes, and to pay related fees and expenses.  A portion of the early tender premiums and the original unamortized discount on the 11.75% Senior Secured Notes was recorded as a discount on the $800.0 million of 8.25% Senior Secured Notes due 2018 given that the 2011 transaction was predominately accounted for as a loan modification.  The 8.25% Senior Secured Notes due 2018 together with the Senior Tack-on Notes ("8.25% Senior Secured Notes") will mature on February 15, 2018 and bear interest at the rate of 8.25% per annum.  Interest will be paid semi-annually on February 15 and August 15 of each year.

Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium.  Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption.  In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the aggregate amount of the 8.25 % Senior Secured Notes, plus accrued and unpaid interest, if any.  At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.

The 8.25% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis by Ply Gem Holdings and all of the domestic subsidiaries of Ply Gem Industries (the "Guarantors").  The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets.  In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00.  In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.  In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.

The 8.25% Senior Secured Notes and the related guarantees are secured on a first-priority lien basis by substantially all of the assets (other than the assets securing our obligations under the ABL Facility, which consist of accounts receivable, inventory, cash, deposit accounts, securities accounts, chattel paper and proceeds of the foregoing and certain assets such as contract rights, instruments and documents related thereto) of Ply Gem Industries and the Guarantors and on a second-priority lien basis by the assets that secure the ABL Facility.

In addition, our stock ownership in our subsidiaries collateralizes the 8.25% Senior Secured Notes to the extent that such equity interests and other securities can secure the 8.25% Senior Secured Notes without Rule 3-16 of Regulation S-X under the Securities Act requiring separate financial statements of such subsidiary to be filed with the SEC.

On August 4, 2011, Ply Gem Industries completed its exchange offer with respect to the 8.25% Senior Secured Notes by exchanging $800.0 million 8.25% Senior Secured Notes, which were registered under the Securities Act, for $800.0 million of the issued and outstanding 8.25% Senior Secured Notes.  Upon completion of the exchange offer, all $800.0 million of issued and outstanding 8.25% Senior Secured Notes were registered under the Securities Act.  However, the $40.0 million of Senior Tack-on Notes issued in February 2012 have not been registered under the Securities Act and there is no contractual requirement to register these instruments.

11.75% Senior Secured Notes due 2013

 On June 9, 2008, Ply Gem Industries issued $700.0 million of 11.75% Senior Secured Notes due 2013 ("11.75% Senior Secured Notes") at an approximate 1.0% discount, yielding proceeds of approximately $693.5 million.  Interest was paid semi-annually on June 15 and December 15 of each year.  On October 23, 2009, Ply Gem Industries issued an additional $25.0 million of its 11.75% Senior Secured Notes in a private placement transaction.  The additional $25.0 million of 11.75% Senior Secured Notes had the same terms and covenants as the initial $700.0 million of 11.75% Senior Secured Notes.

On February 11, 2011, the Company purchased approximately $718.6 million principal amount of the 11.75% Senior Secured Notes in a tender offer at a price of $1,069.00 per $1,000 principal amount, which included an early tender payment of $40.00 per $1,000 principal amount, plus accrued and unpaid interest, and on February 28, 2011, the Company purchased $6.0 million principal amount of the 11.75% Senior Secured Notes in the tender offer at a price of $1,029.00 per $1,000 principal amount, plus accrued and unpaid interest.  On March 13, 2011, pursuant to the terms of the indenture governing the 11.75% Senior Secured Notes, the Company redeemed the remaining approximate $0.4 million at a redemption price of 103% of the principal amount thereof, plus accrued and unpaid interest.  As a result of these transactions, the Company paid cumulative early tender premiums of approximately $49.8 million during the year ended December 31, 2011.  Following the redemption on March 13, 2011, there were no longer any 11.75% Senior Secured Notes outstanding.  The 11.75% Senior Secured Notes would have matured on June 15, 2013 and bore interest at the rate of 11.75% per annum.  The loss recorded as a result of this purchase is discussed in detail in the section "Gain (loss) on debt extinguishment" below.

Senior Secured Asset Based Revolving Credit Facility due 2016

On January 26, 2011, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into a new ABL Facility.  Ply Gem Industries and Ply Gem Canada used the initial borrowing under the new ABL Facility to repay all of the outstanding indebtedness (including all accrued interest) under the Senior Secured Asset-Based Revolving Credit Facility due 2013.  The new ABL Facility initially provided for revolving credit financing of up to $175.0 million, subject to borrowing base availability, including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada.  In August 2011, the Company exercised the accordion feature under the new ABL Facility for $37.5 million, or 50% of the eligible accordion, increasing the Company's ABL Facility from $175.0 million to $212.5 million.  Under the terms of the ABL Facility, the Company has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million.  Under the amended ABL Facility, $197.5 million is available to Ply Gem Industries and $15.0 million is available to Ply Gem Canada.  All outstanding loans under the new ABL Facility are due and payable in full on January 26, 2016 (or April 15, 2014 if the 13.125% Senior Subordinated Notes are not repaid or refinanced by such date).

Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin.  The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans.  The applicable margin for borrowings under the new ABL Facility is subject to step ups and step downs based on average excess availability under that facility.  Swingline loans bear interest at a rate per annum equal to the base rate plus the applicable margin.

In addition to paying interest on outstanding principal under the new ABL Facility, Ply Gem Industries is required to pay a commitment fee, in respect of the unutilized commitments thereunder, which fee will be determined based on utilization of the new ABL Facility (increasing when utilization is low and decreasing when utilization is high).  Ply Gem Industries must also pay customary letter of credit fees equal to the applicable margin on Eurodollar loans and agency fees.  The new ABL Facility eliminated the interest rate floor that existed in the prior ABL Facility.  As of December 31, 2011, the Company's interest rate on the new ABL Facility was approximately 2.8%.  The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million.  The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February, and March).

All obligations under the new ABL Facility are unconditionally guaranteed by Ply Gem Holdings and substantially all of Ply Gem Industries' existing and future, direct and indirect, wholly owned domestic subsidiaries.  All obligations under the new ABL Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of Ply Gem Industries and the guarantors, including a first-priority security interest in personal property consisting of accounts receivable, inventory, cash, deposit accounts, and certain related assets and proceeds of the foregoing and a second-priority security interest in, and mortgages on, substantially all of Ply Gem Industries' and the Guarantors' material owned real property and equipment and all assets that secure the 8.25% Senior Secured Notes on a first-priority basis.  In addition to being secured by the collateral securing the obligations of Ply Gem Industries under the domestic collateral package, the obligations of Ply Gem Canada, which is a borrower under the Canadian sub-facility under the new ABL Facility, are also secured by a first-priority security interest in substantially all of the assets of such Canadian subsidiary, plus additional mortgages in Canada, and a pledge by Ply Gem Industries of the remaining 35% of the equity interests of Ply Gem Canada pledged only to secure the Canadian sub-facility.

The new ABL Facility contains certain covenants that limit the Company's ability and the ability of the Company's subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets.  In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances.  In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings.  Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.

As of December 31, 2011, Ply Gem Industries had approximately $151.2 million of contractual availability and approximately $69.9 million of borrowing base availability under the new ABL Facility, reflecting $55.0 million of borrowings outstanding and approximately $6.3 million of letters of credit and priority payables reserves.

Senior Secured Asset Based Revolving Credit Facility due 2013

 Concurrently with the 11.75% Senior Secured Notes offering on June 9, 2008, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into an ABL Facility.  The prior ABL Facility initially provided for revolving credit financing of up to $150.0 million, subject to borrowing base availability, with a maturity of five years (June 2013) including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada.  In July 2009, the Company amended the prior ABL Facility to increase the available commitments by $25.0 million from $150.0 million to $175.0 million.  As of December 31, 2011, there were no outstanding borrowings under the prior ABL Facility, as it was replaced with the new ABL Facility on January 26, 2011, as discussed above.

13.125% Senior Subordinated Notes due 2014

 On January 11, 2010, Ply Gem Industries issued $150.0 million of 13.125% Senior Subordinated Notes at an approximate 3.0% discount, yielding proceeds of approximately $145.7 million.  Ply Gem Industries used the proceeds of the offering to redeem approximately $141.2 million aggregate principal amount of its previous 9% Senior Subordinated Notes due 2012 and to pay certain related costs and expenses.  The 13.125% Senior Subordinated Notes will mature on July 15, 2014 and bear interest at the rate of 13.125% per annum.  Interest will be paid semi-annually on January 15 and July 15 of each year.

Prior to January 15, 2012, Ply Gem Industries had the option to redeem up to 40% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 113.125% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the original aggregate principal amount of the 13.125% Senior Subordinated Notes remains outstanding after the redemption.  On or after January 15, 2012, and prior to January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any.  On or after January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, to the redemption date.  At any time on or after January 15, 2012, Ply Gem Industries may redeem the 13.125% Senior Subordinated Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 13.125% Senior Subordinated Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.

The 13.125% Senior Subordinated Notes are unsecured and subordinated in right of payment to all of the Company's existing and future debt, including the new ABL Facility and the 8.25% Senior Secured Notes.  The 13.125% Senior Subordinated Notes are unconditionally guaranteed on a joint and several basis by the Guarantors (other than certain unrestricted subsidiaries) on a senior subordinated basis.  The guarantees are general unsecured obligations and are subordinated in right of payment to all existing senior debt of the Guarantors, including their guarantees of the 8.25% Senior Secured Notes and the ABL Facility.

The indenture governing the 13.125% Senior Subordinated Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets.  In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00.  In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base and (b) the greater of (i) $725.0 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (ii) an amount that is three times Consolidated Cash Flow (as defined in the indenture) for the four-quarter period; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding, debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $25.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.  In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings.  Permitted dividends and distributions include those used to redeem equity of its officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $500,000 in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.  Ply Gem Industries may also pay dividends or make other distributions to Ply Gem Holdings so long as it can incur $1.00 of additional debt pursuant to the 2.00 to 1.00 consolidated interest coverage ratio test described above and so long as the aggregate amount of such dividend or distribution together with certain other dividends and distributions does not exceed 50% of consolidated net income plus certain other items.

On June 30, 2010, Ply Gem Industries completed its exchange offer with respect to the 13.125% Senior Subordinated Notes by exchanging $150.0 million 13.125% Senior Subordinated Notes, which were registered under the Securities Act, for $150.0 million of the issued and outstanding 13.125% Senior Subordinated Notes.  Upon completion of the exchange offer, all issued and outstanding 13.125% Senior Subordinated Notes were registered under the Securities Act.

9.00% Senior Subordinated Notes due 2012

In connection with the issuance of $150.0 million of the 13.125% Senior Subordinated Notes on January 11, 2010, Ply Gem Industries redeemed approximately $141.2 million aggregate principal amount of the 9% Senior Subordinated Notes on February 16, 2010 at a redemption price of 100% of the principal amount thereof plus accrued interest.  Approximately $218.8 million aggregate principal amount of the 9% Senior Subordinated Notes held by certain affiliates of the CI Partnerships were transferred to the Company's indirect stockholders and ultimately to Ply Gem Prime. Such notes were then transferred to the Company and then to Ply Gem Industries as a capital contribution and cancelled on February 12, 2010.  As of December 31, 2011, there were no 9% Senior Subordinated Notes outstanding.

Gain (loss) on debt extinguishment

As a result of the 8.25% Senior Secured Notes issuance and purchase and redemption of the 11.75% Senior Secured Notes during the year ended December 31, 2011, the Company performed an analysis to determine the proper accounting treatment for this transaction.  Specifically, the Company evaluated each creditor with ownership in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes to determine whether the transaction was to be accounted for as a modification or an extinguishment of debt.  The Company determined that this transaction resulted predominantly in a modification but in some instances as an extinguishment as some creditors did not participate in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes.  The Company incurred an early tender premium of approximately $49.8 million in conjunction with this transaction, of which approximately $38.9 million was recorded as a discount on the 8.25% Senior Secured Notes and approximately $10.9 million was expensed as a loss on extinguishment of debt in the consolidated statement of operations.  The Company also expensed approximately $0.8 million for the unamortized discount and $2.8 million for the unamortized debt issuance costs for the 11.75% Senior Secured Notes in this transaction.  The Company also incurred approximately $25.9 million of costs associated with this transaction, of which approximately $13.6 million was recorded as debt issuance costs and approximately $12.2 million was expensed as a loss on modification or extinguishment of debt in the consolidated statement of operations.

As a result of the ABL Facility refinancing during the first quarter of 2011, the Company evaluated the proper accounting treatment for the debt issuance costs associated with the prior ABL Facility and the new ABL Facility as there were certain members of the loan syndication that existed in both facilities and other members who were not participants in the new ABL Facility.  Based on this evaluation, the Company expensed approximately $1.2 million of debt issuance costs as a loss on modification or extinguishment of debt and recorded approximately $2.1 million of debt issuance costs.

As a result of the $141.2 million redemption of the previous 9% Senior Subordinated Notes on February 16, 2010, the Company recognized a loss on extinguishment of debt of approximately $2.2 million related predominantly to the write-off of unamortized debt issuance costs.  On February 12, 2010, as a result of the $218.8 million contribution of the 9% Senior Subordinated Notes by affiliates of the Company's controlling stockholders in exchange for equity of Ply Gem Prime valued at approximately $114.9 million, the Company recognized a gain on extinguishment of approximately $100.4 million, including the write-off of unamortized debt issuance costs of approximately $3.5 million.  The $98.2 million gain on debt extinguishment was recorded separately in the accompanying consolidated statement of operations for the year ended December 31, 2010.

Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2011 and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(Amounts in thousands)	December 31, 2011	December 31, 2010

Gain (loss) on extinguishment of debt:
Tender premium	$(10,883)	$-
11.75% Senior Secured Notes unamortized discount	(775)	-
11.75% Senior Secured Notes unamortized debt issuance costs	(2,757)	-
	(14,415)	-

Carrying value of 9% Senior Subordinated Notes	-	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	-	(5,780)
9% Senior Subordinated Notes unamortized premium	-	100
Reaquisition price of 9% Senior Subordinated Notes	-	(256,133)
	-	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	(12,261)	-
Unamortized debt issuance costs for previous ABL Facility	(1,187)	-
	(13,448)	-

Total gain (loss) on modification or extinguishment of debt	$(27,863)	$98,187

Debt maturities

The following table summarizes the Company's long-term debt maturities due in each fiscal year after December 31, 2011.

	As of	Proforma as of
(Amounts in thousands)	December 31, 2011	December 31, 2011 (1)

2012	$-	$-
2013	-	-
2014	202,311	202,311
2015	-	-
2016	-	-
Thereafter	759,359	793,359
	$961,670	$995,670

(1)  These amounts are proforma as of December 31, 2011 for the February 2012 debt transaction.

PENSION PLANS (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
PENSION PLANS [Abstract]
PENSION PLANS
6. PENSION PLANS

The Company has two separate pension plans, the Ply Gem Group Pension Plan and the MW Manufacturers, Inc. Retirement Plan.

The Company's net periodic expense for the combined pension plans for the periods indicated consists of the following components:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Service cost	$-	$27	$-	$81
Interest cost	467	493	1,401	1,479
Expected return on plan assets	(504)	(488)	(1,512)	(1,464)
Amortization of loss	200	77	600	231
Net periodic expense	$163	$109	$489	$327

5.   DEFINED BENEFIT PLANS

The Company has two pension plans, the Ply Gem Group Pension Plan (the "Ply Gem Plan") and the MW Manufacturers, Inc. Retirement Plan (the "MW Plan").  The plans are combined in the following discussion.

The table that follows provides a reconciliation of benefit obligations, plan assets, and funded status of the combined plans in the accompanying consolidated balance sheets at December 31, 2011 and 2010:

	December 31,	December 31,
(Amounts in thousands)	2011	2010

Change in projected benefit obligation
Benefit obligation at beginning of year	$38,066	$34,846
Service cost	98	92
Interest cost	1,931	2,014
Actuarial loss	4,138	2,717
Benefits and expenses paid	(1,833)	(1,603)
Projected benefit obligation at end of year	$42,400	$38,066

Change in plan assets
Fair value of plan assets at beginning of year	$26,929	$24,394
Actual return on plan assets	(680)	2,870
Employer and participant contributions	1,961	1,268
Benefits and expenses paid	(1,833)	(1,603)
Fair value of plan assets at end of year	$26,377	$26,929

Funded status and financial position:
Fair value of plan assets	$26,377	$26,929
Benefit obligation at end of year	42,400	38,066
Funded status	$(16,023)	$(11,137)

Amount recognized in the balance sheet consists of:
Current liability	$(2,577)	$(1,961)
Noncurrent liability	(13,446)	(9,176)
Liability recognized in the balance sheet	$(16,023)	$(11,137)

The accumulated benefit obligation for the combined plans was approximately $42.4 million and $38.1 million as of December 31, 2011 and December 31, 2010, respectively.

Accumulated Other Comprehensive Loss

Amounts recognized in accumulated other comprehensive loss at December 31, 2011 and December 31, 2010 consisted of the following:

(Amounts in thousands)	December 31,	December 31,
	2011	2010
Initial net asset (obligation)	$-	$-
Prior service credit (cost)	-	-
Net loss	14,365	7,788
Accumulated other comprehensive loss	$14,365	$7,788

These amounts do not include any amounts recognized in accumulated other comprehensive income related to the nonqualified Supplemental Executive Retirement Plan.

Actuarial Assumptions

Plan assets consist of cash and cash equivalents, fixed income mutual funds, equity mutual funds, as well as other investments.  The discount rate for the projected benefit obligation was chosen based upon rates of returns available for high-quality fixed-income securities as of the plan's measurement date.   The Company reviewed several bond indices, comparative data, and the plan's anticipated cash flows to determine a single discount rate which would approximate the rate in which the obligation could be effectively settled.  The expected long-term rate of return on assets is based on the Company's historical rate of return. The weighted average rate assumptions used in determining pension costs and the projected benefit obligation for the periods indicated are as follows:

	For the year ended December 31,
	2011	2010	2009

Discount rate for projected benefit obligation	4.50%	5.30%	5.95%
Discount rate for pension costs	5.30%	5.95%	6.35%
Expected long-term average return on plan assets	7.50%	7.50%	7.50%

Net Periodic Benefit Costs

The Company's net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Service cost	$98	$92	$177
Interest cost	1,931	2,014	2,000
Expected return on plan assets	(2,028)	(1,818)	(1,462)
Amortization of loss	269	203	502
Net periodic benefit expense	$270	$491	$1,217

Pension Assets

The weighted-average asset allocations at December 31, 2011 by asset category are as follows:

			Weighted Average
	Target	Actual allocation as of	Expected Long-Term
	Allocation	December 31, 2011	Rate of Return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	7.9%	0.5%
U.S. Small Cap Funds	3.0%	3.1%	0.3%
International Equity	15.0%	15.2%	1.6%
Fixed income	45.0%	45.0%	2.3%
Other investments	7.0%	6.9%	0.6%
	100.0%	100.0%	7.3%

(1) The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The weighted-average asset allocations at December 31, 2010 by asset category are as follows:

			Weighted Average
	Target	Actual allocation as of	Expected Long-Term
	Allocation	December 31, 2010	Rate of Return (1)
Asset Category
U.S. Large Cap Funds	25.0%	23.1%	2.0%
U.S. Mid Cap Funds	5.0%	8.6%	0.5%
U.S. Small Cap Funds	3.0%	3.4%	0.3%
International Equity	15.0%	15.5%	1.4%
Fixed income	45.0%	42.4%	2.3%
Other investments	7.0%	7.0%	0.6%
	100.0%	100.0%	7.1%

(1) The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The Company has established formal investment policies for the assets associated with the Company's pension plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk including quality and diversification standards. Asset allocation targets are based on periodic asset reviews and/or risk budgeting study results which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.

Factors such as asset class allocations, long-term rates of return (actual and expected), and results of periodic asset liability modeling studies are considered when constructing the long-term rate of return assumption for the Company's pension plans. While historical rates of return play an important role in the analysis, the Company also considers data points from other external sources if there is a reasonable justification to do so.

The plan assets are invested to maximize returns without undue exposure to risk.  Risk is controlled by maintaining a portfolio of assets that is diversified across a variety of asset classes, investment styles and investment managers.  The plan's asset allocation policies are consistent with the established investment objectives and risk tolerances.  The asset allocation policies are developed by examining the historical relationships of risk and return among asset classes, and are designed to provide the highest probability of meeting or exceeding the return objectives at the lowest possible risk.  The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The following table summarizes the Company's plan assets measured at fair value on a recurring basis (at least annually) as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)	Fair value as of	Quoted Prices in Active	Significant Other	Significant
	December 31,	Markets for Identical	Observable Inputs	Unobservable Inputs
	2011	Assets (Level 1)	(Level 2)	(Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$5,793	$5,793	$-	$-
U.S. Mid Cap Funds	2,087	1,032	1,055	-
U.S. Small Cap Funds	812	393	419	-
International Funds	3,996	3,996	-	-
Fixed Income
Domestic Bond Funds (2)	11,863	1,317	10,546	-
Other Investments
Commodity Funds (3)	1,302	1,302	-	-
Cash & Equivalents	524	-	524	-
	$26,377	$13,833	$12,544	$-

(Amounts in thousands)	Fair value as of	Quoted Prices in Active	Significant Other	Significant
	December 31,	Markets for Identical	Observable Inputs	Unobservable Inputs
	2010	Assets (Level 1)	(Level 2)	(Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$6,228	$6,228	$-	$-
U.S. Mid Cap Funds	2,326	1,158	1,168	-
U.S. Small Cap Funds	908	423	485	-
International Funds	4,168	4,168	-	-
Fixed Income
Domestic Bond Funds (2)	11,415	1,315	10,100	-
Other Investments
Commodity Funds (3)	1,512	1,512	-	-
Cash & Equivalents	372	-	372	-
	$26,929	$14,804	$12,125	$-

(1) Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
(2) Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
(3) Commodity funds are comprised of two mutual funds which represent small market energy funds.

The Ply Gem Plan was frozen as of December 31, 1998, and no further increases in benefits may occur as a result of increases in service or compensation and no new participants can be added to the Plan.

The MW Plan was frozen for salaried participants as of October 31, 2004, and no further increases in benefits for salaried participants may occur as a result of increases in service or compensation.  The MW Plan was frozen for non-salaried participants during 2005.  No additional non-salaried participants may enter the plan, but increases in benefits as a result of increases in service or compensation will still occur.

Benefit Plan Contributions

The Company made cash contributions to the combined plans of approximately $2.0 million and $1.3 million for the years ended December 31, 2011 and 2010, respectively.  During fiscal year 2012, the Company expects to make cash contributions to the combined plans of approximately $2.6 million.

Benefit Plan Payments

The following table shows expected benefit payments for the next five fiscal years and the aggregate five years thereafter from the combined plans. These benefit payments consist of qualified defined benefit plan payments that are made from the respective plan trusts and do not represent an immediate cash outflow to the Company.

Fiscal Year	Expected Benefit Payments
(Amounts in thousands)

2012	$1,857
2013	1,922
2014	1,999
2015	2,080
2016	2,180
2017-2021	12,503

Other Retirement Plans

The Company also has an unfunded nonqualified Supplemental Executive Retirement Plan for certain employees.  The projected benefit obligation relating to this unfunded plan totaled approximately $354,000 and $331,000 at December 31, 2011 and 2010, respectively.  The Company has recorded this obligation in other long term liabilities in the consolidated balance sheets as of December 31, 2011 and 2010.  Pension expense for the plan was approximately $17,000 for the year ended December 31, 2011 and approximately $18,000 for each of the years ended December 31, 2010 and 2009.

COMMITMENTS AND CONTINGENCIES (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES (10-Q) [Text Block]
7. COMMITMENTS AND CONTINGENCIES

Indemnification

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.5 million and $3.6 million at September 29, 2012 and December 31, 2011, respectively. As of each of September 29, 2012 and December 31, 2011, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million in current liabilities, and $3.1 million in long-term liabilities, consisting of the following:

(Amounts in thousands)	September 29, 2012	December 31, 2011

Product claim liabilities	$223	$193
Multiemployer pension plan withdrawal liability	2,675	2,854
Other	582	572
	$3,480	$3,619

Warranty claims

The Company sells a number of products and offers a number of warranties on these products. The specific terms and conditions of these warranties vary depending on the product sold and the country in which the product is sold. The Company estimates the costs expected to be incurred under its warranties and records a liability for such costs at the time of sale, which is recorded in both accrued expenses and other long-term liabilities in the accompanying condensed consolidated balance sheets. Factors that affect the Company's warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction. The Company periodically assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary. As of September 29, 2012 and December 31, 2011, warranty liabilities of approximately $7.9 million and $7.7 million, respectively, have been recorded in current liabilities and approximately $29.7 million and $30.9 million, respectively, have been recorded in long-term liabilities.

Changes in the Company's warranty liabilities are as follows:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Balance, beginning of period	$37,510	$40,777	$38,612	$41,780
Warranty expense during period	2,992	1,256	7,386	5,450
Settlements made during period	(2,854)	(2,948)	(8,350)	(8,145)
Balance, end of period	$37,648	$39,085	$37,648	$39,085

Environmental

On February 24, 2011, the Company received a draft Administrative Order on Consent from the United States Environmental Protection Agency ("EPA"), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA) relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property. The Company finalized the Administrative Order on Consent with the EPA, and it became effective on September 12, 2011. During 2011, as part of the Administrative Order on Consent, the Company provided the EPA with drafts of the Description of Current Conditions report and the RCRA Facility Investigation Workplan as well as a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023. The Company is currently in the process of finalizing these reports, plans and estimates provided to the EPA. The Company has recorded approximately $0.3 million and $0.5 million of this environmental liability within current liabilities and approximately $1.5 million and $1.3 million within other long-term liabilities in the Company's consolidated balance sheets at September 29, 2012 and December 31, 2011, respectively. The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.

Certain liabilities for this subject contamination has been previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners. As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc. The Company's ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries' financial condition, which could change in the future. As of September 29, 2012, no recovery has been recognized on the Company's consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.

Other contingencies

The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental, contract, labor, employment, intellectual property, personal injury, product liability, warranty and modification, adjustment or replacement of component parts of units sold, which may include product recalls. Product liability, environmental and other legal proceedings and claims also include matters with respect to businesses previously owned. The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers' compensation statutes, rules, regulations and case law is unclear. Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated. Also, it is not possible to ascertain the ultimate legal and financial liability with respect to contingent liabilities, including lawsuits, and therefore no such estimate has been made. However, the Company is not aware of any other contingencies for which a material loss is reasonably possible.

7.   COMMITMENTS AND CONTINGENCIES

Operating leases

At December 31, 2011, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations.  Future minimum rental obligations for non-cancellable lease payments total approximately $120.2 million at December 31, 2011.  The lease obligations, partially offset by subleases, are payable as follows:

	Lease	Sublease
(Amounts in thousands)	Commitments	Income

2012	$18,979	$431
2013	17,525	440
2014	14,275	449
2015	12,197	458
2016	9,766	467
Thereafter	47,480	4,089

Total rental expense for all operating leases amounted to approximately $24.6 million for the year ended December 31, 2011, $24.6 million for the year ended December 31, 2010, and $26.1 million for the year ended December 31, 2009.

Indemnifications

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition.  In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable.  The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement.  A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.6 million and $3.9 million at December 31, 2011 and December 31, 2010, respectively.  As of December 31, 2011 and December 31, 2010, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.2 million and $3.5 million, respectively, in long-term liabilities, consisting of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Product claim liabilities	$193	$216
Multiemployer pension plan withdrawal liability	2,854	3,079
Other	572	602
	$3,619	$3,897

The product claim liabilities of approximately $0.2 million at December 31, 2011 and December 31, 2010, recorded in long term liabilities, represents the estimated costs to resolve the outstanding matters related to a former subsidiary of the Company, which is a defendant in a number of lawsuits alleging damage caused by alleged defects in certain pressure treated wood products.  The Company had indemnified the buyer of the former subsidiary for all known liabilities and future claims relating to such matters and retained the rights to all potential reimbursements related to insurance coverage.  Many of the suits have been resolved by dismissal or settlement with amounts being paid out of insurance proceeds or other third party recoveries.  The Company and the former subsidiary continue to vigorously defend the remaining suits.  Certain defense and indemnity costs are being paid out of insurance proceeds and proceeds from a settlement with suppliers of material used in the production of the treated wood products.  The Company and the former subsidiary have engaged in coverage litigation with certain insurers and have settled coverage claims with several of the insurers.

The multiemployer pension liability of approximately $2.9 million and $3.1 million recorded in long term liabilities at December 31, 2011 and December 31, 2010, respectively, relate to liabilities assumed by the Company in 1998 when its former subsidiary, Studley Products, Inc. ("Studley") was sold.  In connection with the sale, Studley ceased making contributions to the Production Service and Sales District Council Pension Fund (the "Pension Fund"), and the Company assumed responsibility for all withdrawal liabilities to be assessed by the Pension Fund.  Accordingly, the Company is making quarterly payments of approximately $0.1 million to the Pension Fund through 2018 based upon the assessment of withdrawal liability received from the Pension Fund.  The multiemployer pension liability represents the present value of the quarterly payment stream using a 6% discount rate as well as an estimate of additional amounts that may be assessed in the future by the Pension Fund under the contractual provisions of the Pension Fund.

Included in the indemnified items is approximately $0.4 million for each of the years ended December 31, 2011 and 2010, of accrued expenses to cover the estimated costs of known litigation claims, including the estimated cost of legal services incurred, that the Company is contesting including certain employment and former shareholder litigation related to the Company.

Warranty claims

The Company sells a number of products and offers a number of warranties.  The specific terms and conditions of these warranties vary depending on the product sold.  The Company estimates the costs that may be incurred under their warranties and records a liability for such costs at the time of sale.  Factors that affect the Company's warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction.  The Company assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary.  As of December 31, 2011 and 2010, warranty liabilities of approximately $7.7 million and $9.4 million, respectively, have been recorded in current liabilities and approximately $30.9 million and $32.4 million, respectively, have been recorded in long term liabilities.

Changes in the Company's short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Balance, beginning of period	$41,780	$43,398	$45,653
Warranty expense during period	7,359	11,364	12,783
Settlements made during period	(10,527)	(12,982)	(15,038)
Balance, end of period	$38,612	$41,780	$43,398

Environmental

On February 24, 2011, the Company received a draft Administrative Order on Consent from the United States Environmental Protection Agency ("EPA"), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA) relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property.  The Company finalized the Administrative Order on Consent with the EPA, and it became effective on September 12, 2011. During the Company's 2011 fourth quarter as part of the Administrative Order on Consent, the Company provided the EPA with a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023.  As a result, the Company incurred an incremental expense of approximately $1.6 million during the year and quarter ended December 31, 2011 to record an additional accrual for this preliminary cost estimate.  This expense has been recognized within selling, general, and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations.  The Company has recorded approximately $0.5 million of this environmental liability within current liabilities and approximately $1.3 million within other long-term liabilities in the Company's consolidated balance sheet at December 31, 2011.  The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.

Certain liabilities for this subject contamination has been previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners.   As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc.  The Company's ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries' financial condition, which could change in the future.  As of December 31, 2011 no recovery has been recognized on the Company's consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.

Other contingencies

               The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental matters, contract and employment claims, personal injury, product liability, warranty and modification, adjustment or replacement of component parts of units sold, which may include product recalls.  Product liability, environmental and other legal proceedings also include matters with respect to businesses previously owned.  The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers' compensation statutes, rules, regulations and case law is unclear.  Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated.  Also, it is not possible to ascertain the ultimate legal and financial liability with respect to contingent liabilities, including lawsuits, and therefore no such estimate has been made.

ACCRUED EXPENSES AND OTHER LONG TERM LIABILITIES (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (10-Q) [Text Block]
8. ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES

Accrued expenses consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$3,327	$3,229
Employee compensation and benefits	10,298	6,270
Sales and marketing	24,772	23,282
Product warranty	7,892	7,677
Accrued freight	963	498
Interest	8,770	34,183
Accrued pension	2,577	2,577
Accrued environmental liability	470	708
Accrued taxes	3,443	2,093
Other	17,609	10,364
	$80,121	$90,881

Other long-term liabilities consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$1,316	$1,642
Pension liabilities	11,851	13,446
Multi-employer pension withdrawal liability	2,675	2,854
Product warranty	29,756	30,935
Long-term product claim liability	223	193
Long-term environmental liability	1,990	1,750
Liabilities for tax uncertainties	3,946	3,546
Other	6,350	3,362
	$58,107	$57,728

Long-term incentive plan

During the year ended December 31, 2011, the Company finalized a long-term incentive plan ("LTIP") for certain employees. The long-term incentive plan was implemented to retain and incentivize employees through the downturn in the housing market. During the three months ended September 29, 2012 and October 1, 2011, the Company recognized a LTIP expense of $0.5 million and $0.2 million, respectively, which has been recorded within selling, general, and administrative expenses in the condensed consolidated statement of operations. During the nine months ended September 29, 2012 and October 1, 2011, the Company recognized a LTIP expense of $1.4 million and $0.7 million, respectively, which has been recorded within selling, general, and administrative expenses in the condensed consolidated statement of operations. The LTIP liability is $2.3 million and $0.9 million as of September 29, 2012 and December 31, 2011, respectively, and has been recognized as an other long-term liability in the condensed consolidated balance sheets.

Other liabilities

During the nine months ended September 29, 2012, the Company made approximately $0.5 million in cash payments on restructuring liabilities. These payments were for general back office centralization efforts incurred during 2012 as well as product simplification costs incurred for the Windows and Doors segment.

In addition, during the nine months ended October 1, 2011, the Company made $3.7 million in retention payments to certain members of management that were previously accrued within accrued expenses.

8.   ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES

Accrued expenses consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$3,229	$3,887
Employee compensation and benefits	6,270	6,086
Sales and marketing	23,282	21,637
Product warranty	7,677	9,375
Accrued freight	498	513
Accrued interest	34,183	13,592
Accrued environmental liability	708	448
Accrued pension	2,577	1,961
Accrued deferred compensation	-	2,155
Accrued taxes	2,093	3,123
Other	10,364	12,340
	$90,881	$75,117

Other long-term liabilities consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$1,642	$2,216
Pension liabilities	13,446	9,176
Multi-employer pension withdrawal liability	2,854	3,079
Product warranty	30,935	32,405
Long-term product claim liability	193	216
Long-term environmental liability	1,750	434
Liabilities for tax uncertainties	3,546	10,123
Other	3,362	2,840
	$57,728	$60,489

During the year ended December 31, 2011, the Company finalized a long-term incentive plan for certain employees.  The Company recorded an expense of approximately $0.9 million for the year ended December 31, 2011 while also paying out previously accrued retention amounts to certain executive officers.  The payment of approximately $3.7 million was previously recorded within accrued expenses in the Company's consolidated balance sheets.

INCOME TAXES (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES (10-Q) [Text Block]
9. INCOME TAXES

Effective tax rate and debt transactions

Income taxes for interim periods have been included in the accompanying condensed consolidated financial statements on the basis of an estimated annual effective tax rate. In addition to the tax resulting from applying the estimated annual effective tax rate to pre-tax income (loss), the Company included certain items treated as discrete events to arrive at an estimated effective tax rate. For the nine months ended September 29, 2012, the Company's estimated effective income tax rate was approximately 7.0%, which varied from the statutory rate primarily due to state income tax expense, valuation allowance, tax contingencies, and foreign income taxes. The tax expense of approximately $1.6 million is primarily state income tax expense for the nine months ended September 29, 2012.

On February 16, 2012, Ply Gem issued an additional $40.0 million aggregate principal amount of 8.25% Senior Secured Notes in a private placement transaction. The notes will mature on February 15, 2018 and are secured by substantially all assets of Ply Gem Industries and the Guarantors. The Senior Tack-on Notes were issued at a discount yielding net proceeds of approximately $34.0 million, prior to debt issuance costs. As a result of the discount, the Senior Tack-on Notes are subject to the Applicable High Yield Discount Obligation ("AHYDO") rules. Consequently, no portion of the original issue discount (OID) will be deductible for income tax purposes in the future.

Valuation allowance

As of September 29, 2012, a full valuation allowance has been provided against certain deferred tax assets as it is presently deemed more likely than not that the benefit of such net tax assets will not be utilized. Due to recent cumulative losses incurred by the Company, management did not rely upon projections of future taxable income in assessing the recoverability of deferred tax assets. The Company currently has book goodwill of approximately $18.7 million that is not amortized, which results in a deferred tax liability of approximately $4.4 million at September 29, 2012. Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets. The Company continues to evaluate its ability to realize the net deferred tax assets and its estimates are subject to change.

Tax uncertainties

Despite the Company's belief that its tax return positions are consistent with applicable tax laws, the Company believes that certain positions could be challenged by taxing authorities. The Company's tax reserves reflect the difference between the tax benefit claimed on tax returns and the amount recognized in the consolidated financial statements. These reserves have been established based on management's assessment as to potential exposure attributable to permanent differences and interest applicable to both permanent and temporary differences. The tax reserves are reviewed periodically and adjusted in light of changing facts and circumstances, such as progress of tax audits, lapse of applicable statutes of limitations and changes in tax law. The Company's state income tax returns are currently under examination by various state taxing authorities. During the nine months ended September 29, 2012, the Company increased its tax contingency reserve by approximately $0.4 million which includes an increase to the contingency reserve for recent ongoing state income tax audits of approximately $1.0 million offset by the reversal of state income tax reserves due to the lapse of statutes of approximately $0.6 million. During the nine months ended October 1, 2011, the Company reversed approximately $6.6 million of tax contingency reserves due to the closing of a federal income tax audit. The reversal was primarily offset with an increase to the valuation allowance.

Other

As of September 29, 2012, the Company has not established U.S. deferred taxes on approximately $22.3 million of unremitted earnings of the Company's foreign subsidiary, Ply Gem Canada. As of September 29, 2012, these earnings are intended to be indefinitely reinvested; as such, it is not appropriate to calculate the estimated deferred tax liability on these indefinitely reinvested earnings. In the future, the Company may decide not to indefinitely reinvest these earnings at which time the Company would record the related deferred tax liabilities which could be significant.

On December 23, 2011, the U.S. Treasury Department issued comprehensive temporary and proposed regulations addressing the treatment of expenditures related to tangible property for tax purposes. The Company has begun to evaluate the changes necessary to comply with the regulations and the related administrative procedures and is not currently aware of any adjustments that would be material to the Company's consolidated financial statements.

10.   INCOME TAXES

The following is a summary of the components of earnings (loss) before provision (benefit) for income taxes:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Domestic	$(86,538)	$23,927	$(101,378)
Foreign	2,714	8,767	6,660
	$(83,824)	$32,694	$(94,718)

The following is a summary of the provision (benefit) for income taxes included in the accompanying consolidated statement of operations:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Federal:
Current	$(6,617)	$83	$(5,176)
Deferred	6,640	1,331	(17,825)
	23	1,414	(23,001)
State:
Current	$654	$1,526	$1,827
Deferred	(847)	(350)	1,149
	(193)	1,176	2,976
Foreign:
Current	$353	$1,815	$1,433
Deferred	500	622	626
	853	2,437	2,059

Total	$683	$5,027	$(17,966)

               The table that follows reconciles the federal statutory income tax rate to the effective tax rate of approximately 0.8% for the year ended December 31, 2011, 15.4% for the year ended December 31, 2010, and 18.9% for the year ended December 31, 2009.

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Income tax provision (benefit)
at the federal statutory rate	$(29,338)	$11,443	$(33,151)

Net change from statutory rate:
Valuation allowance	38,939	(28,692)	35,890
Federal impact of cancellation of debt income	-	17,667	(17,603)
State impact of cancellation of debt income	-	2,646	(1,187)
Federal net operating loss adjustment	-	2,581	-
State income tax benefit, net of federal income
tax benefit and goodwill impairment in 2009	(1,936)	(766)	(3,293)
Taxes at non U.S. statutory rate	76	(153)	89
Additional provisions/reversals of uncertain
tax positions	(6,287)	342	1,114
Canadian rate differential	(254)	(592)	(361)
Other, net	(517)	551	536
	$683	$5,027	$(17,966)

               The tax effect of temporary differences, which gave rise to significant portions of deferred income tax assets and liabilities as of December 31, 2011 and 2010 are as follows:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Deferred tax assets:
Accounts receivable	$1,397	$2,028
Insurance reserves	1,832	2,290
Warranty reserves	11,668	12,280
Pension accrual	6,413	4,407
Deferred compensation	683	121
Inventories	3,100	3,407
Plant closure/relocations	-	407
Original issue discount - cancellation of indebtedness	-	2,499
Federal, net operating loss carry-forwards	76,789	48,251
State net operating loss carry-forwards	11,380	8,579
Interest	4,636	4,650
Other assets, net	5,172	5,307
Valuation allowance	(49,780)	(8,279)
Total deferred tax assets	73,290	85,947
Deferred tax liabilities:
Property and equipment, net	(17,517)	(18,893)
Intangible assets, net	(39,912)	(47,158)
Deferred financing	(14,995)	(4,327)
Cancellation of debt income	-	(9,920)
Other liabilities, net	(1,935)	(1,764)
Total deferred tax liabilities	(74,359)	(82,062)
Net deferred tax asset (liability)	$(1,069)	$3,885

Cancellation of indebtedness

Affiliates of Ply Gem Prime's controlling stockholders purchased approximately $281.4 million of the Company's 9% Senior Subordinated Notes during the year ended December 31, 2009.  The cumulative affiliate purchases were made at amounts below the $281.4 million face value of the 9% Senior Subordinated Notes.  The Company determined that approximately $121.5 million would be considered cancellation of indebtedness income ("CODI") for tax purposes.  The Company determined that it is eligible to reduce CODI by certain tax attributes including net operating loss carry-forwards for the year ended December 31, 2009.  The Company reduced certain tax attributes including net operating loss carryforwards ("NOLs") and tax basis in certain assets in lieu of recognizing approximately $121.5 million of CODI for income tax purposes during the year ended December 31, 2009.

During February 2010, approximately $218.8 million aggregate principal amount of 9% Senior Subordinated Notes held by affiliates of Ply Gem Prime's  controlling stockholders were transferred to Ply Gem Prime's controlling stockholders and ultimately to Ply Gem Prime in exchange for equity of Ply Gem Prime valued at approximately $114.9 million.  These notes were then transferred to the Company and then to Ply Gem Industries as a capital contribution and cancelled. Also during February 2010, Ply Gem Industries redeemed the remaining $141.2 million aggregate principal amount of outstanding 9% Senior Subordinated Notes (including approximately $62.5 million aggregate principal amount of the 9% Senior Subordinated Notes held by affiliates of Ply Gem Prime's controlling stockholders). As a result of these debt transactions, the Company realized $35.3 million of additional CODI for income tax purposes during the year ended December 31, 2010.

On February 17, 2009, President Obama signed into law the American Recovery and Reinvestment Act of 2009 (the "Act"). Among its provisions, the Act permits certain taxpayers to elect to defer the taxation of CODI arising from certain repurchases, exchanges or modifications of their outstanding debt that occur during 2009 and 2010.  For debt acquired in 2009, the CODI can be deferred for five years and then included in taxable income ratably over the next five years.  The CODI deferral and inclusion periods for debt acquired during 2010 would be four years. If the CODI is deferred, the Company will also be required to defer the deduction of all or a substantial portion of any "original issue discount" ("OID") deductions.  The Company does not currently plan to utilize this deferral election for the 2010 CODI.

Valuation allowance

As of December 31, 2011, a federal valuation allowance has been provided against certain deferred tax assets as it is presently deemed more likely than not that the benefit of such net tax assets will not be utilized.  The Company considered the impact of reversing taxable temporary differences with regard to realization of deferred tax assets to determine the amount of valuation allowance for 2011.  Due to recent cumulative losses accumulated by the Company, management did not rely upon projections of future taxable income in assessing the recoverability of deferred tax assets.

During the year ended December 31, 2011, the Company's federal and state valuation allowance increased by approximately $40.2 million and $1.3 million, respectively.  The increase is primarily due to the current year taxable loss.  The Company currently has book goodwill of approximately $13.4 million that is not amortized and results in a deferred tax liability of approximately $3.5 million at December 31, 2011.  Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets.  The Company continues to evaluate the realizability of its net deferred tax assets and its estimates are subject to change.

During the year ended December 31, 2010, the Company's federal and state valuation allowances decreased by approximately $27.3 million and $1.4 million, respectively, primarily due to the write-off of the deferred tax asset for original issue discount and the corresponding valuation allowance resulting from the January and February 2010 debt transactions.  The Company had book goodwill of approximately $13.4 million that is not amortized and results in a deferred tax liability of approximately $2.9 million at December 31, 2010.  Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets.

Other tax considerations

During 2009, the Company filed an amended federal income tax return for the year ended December 31, 2005 in order to adjust its net operating loss limitations.  The Company recorded the resulting income tax benefit as an income tax receivable of approximately $4.1 million as of December 31, 2009, which was recorded in prepaid expenses and other current assets in the consolidated balance sheet as of December 31, 2009.  The Company collected the approximate $4.0 million federal tax receivable during 2010.

The Worker, Homeownership, and Business Assistance Act of 2009 provided for a five year carryback of net operating losses for either 2008 or 2009 losses. Additionally, the ninety percent limitation on the usage of alternative minimum tax net operating loss deductions was suspended during this extended carryback period. The Company filed an amended 2008 carryback claim in order to receive a refund of the alternative minimum tax paid for tax years 2005 through 2007 totaling approximately $1.1 million, which was recorded in prepaid expenses and other current assets in the consolidated balance sheet at December 31, 2009. During 2010, the Company collected the approximate $1.1 million carryback claim.

As of December 31, 2011, the Company has approximately $219.4 million of federal net operating loss carry-forwards which can be used to offset future taxable income.  These federal carry-forwards will begin to expire in 2028 if not utilized.  The Company has approximately $228.0 million of gross state NOL carry-forwards and $11.4 million (net of federal benefit) of deferred tax assets related to these state NOL carry-forwards which can be used to offset future state tax liabilities.  The Company has established a valuation allowance of approximately $7.3 million for the deferred tax asset associated with these state NOL carry-forwards.  The Company currently has no state NOL carry-forwards that are expiring.  Future tax planning strategies implemented by the Company could reduce or eliminate future NOL expiration.

   The Company has not provided United States income taxes or foreign withholding taxes on unremitted foreign earnings in Canada. Notwithstanding the provisions within the American Jobs Creation Act of 2004, the Company continues to consider these amounts to be permanently invested.  As of December 31, 2011, accumulated foreign earnings in Canada were approximately $21.6 million.

Tax uncertainties

The Company records reserves for certain tax uncertainties based on the likelihood of an unfavorable outcome.  Of this amount, approximately $3.5 million, if recognized, would have an impact on the Company's effective tax rate.  As of December 31, 2011, the reserve was approximately $3.5 million which includes interest of approximately $0.8 million.  As of December 31, 2010, the reserve was approximately $10.1 million which included interest of approximately $1.4 million.

The Company has elected to treat interest and penalties on uncertain tax positions as income tax expense in its consolidated statement of operations.  Interest charges have been recorded in the contingency reserve account within other long term liabilities in the consolidated balance sheet.

               The following is a rollforward of gross tax contingencies from January 1, 2010 through December 31, 2011.

Balance at January 1, 2010	$18,401
Additions based on tax positions related to current year	407
Additions for tax positions of prior years	54
Reductions for tax positions of prior years	-
Settlement or lapse of applicable statutes	(158)
Unrecognized tax benefits balance at December 31, 2010	18,704
Additions based on tax positions related to current year	274
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-
Settlement or lapse of applicable statutes	(6,268)
Unrecognized tax benefits balance at December 31, 2011	$12,710

Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not begun by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities.  During the year ended December 31, 2011, the Company reversed approximately $6.6 million of unrecognized tax benefits into income due to the expiration of the statute of limitations for the tax years ended December 31, 2005 through December 31, 2007 upon closing of a federal income tax audit for those years.  The Company's open tax years that are subject to federal examination are 2008 through 2011.

During the next 12 months, it is reasonably possible the Company may reverse $0.3 million of the tax contingency reserves primarily related to expiring statutes of limitations.

STOCK BASED COMPENSATION (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION (10-Q) [Text Block]
10. STOCK-BASED COMPENSATION

Stock Option Plan

A rollforward of stock options outstanding during the nine months ended September 29, 2012 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2012	502,844	$68.57	6.75
Granted	-		-
Exercised	-		-
Forfeited or expired	(3,500)		-
Balance at September 29, 2012	499,344	$68.49	6.01

As of September 29, 2012, the Company has 159,494 vested options and approximately $4.1 million of total unrecognized compensation expense that will be recognized over a weighted average period of 2.75 years.

Other Share-Based Compensation

Upon completion of the acquisition of Ply Gem, the acquisition of MW and the acquisition of AWC Holding Company and its subsidiaries (collectively, "Alenco"), certain members of management made a cash contribution to Ply Gem Prime in exchange for shares of Ply Gem Prime's common stock. Ply Gem Prime is the sole shareholder of Ply Gem Holdings.

A rollforward of Ply Gem Prime's common stock during the nine months ended September 29, 2012 is as follows.

Common Stock
Shares Owned by
Management

Balance at January 1, 2012	452,872
Shares issued	-
Shares repurchased	-
Balance at September 29, 2012	452,872

Restricted stock grants

During January 2012, the Company issued 600 restricted stock shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares will vest over the 2012 calendar period and the Company is expensing these items ratably over the 2012 twelve month period up to the vesting date. During the three and nine months ended September 29, 2012, the Company expensed $45,000 and $135,000, respectively, related to these grants in selling, general, and administrative expenses within the condensed consolidated statement of operations.

Phantom stock

Upon the completion of the acquisitions of Ply Gem and MW, certain members of management contributed their investment in predecessor companies in exchange for phantom common stock units and phantom preferred stock units which were governed by a phantom stock plan.

In 2006, the Company converted all phantom common and preferred stock units into a cash account payable on a fixed schedule in years 2007 and beyond. The value of the portion of each cash account that represented phantom common units equaled the number of phantom common stock units credited to the phantom plan account on September 25, 2006 multiplied by $10.00. From September 25, 2006 through January 31, 2007, the value of the cash account was updated as if interest was credited on such value and compounded at December 31, 2006 at a rate equal to the applicable federal rate for short-term loans. This portion of the account was paid to each party in a single lump-sum cash payment on January 31, 2007. The value of the portion of the cash account that represented the value of the phantom preferred stock units equaled the face amount of the number of shares of senior preferred stock represented by such units. This portion of the account is credited with deemed earnings, as if with interest, at an annual rate of 10% compounded semi-annually as of each June 30 and December 31, from the date of issuance of the phantom preferred stock unit through the date of payment. This portion of the account was payable on each of August 31, 2009, 2010, and 2011, such that one third of the original face amount, plus deemed earnings, is paid on each such date, or, if earlier, the officer's death, disability or a change of control. The final payment of approximately $2.3 million was paid during the nine months ended October 1, 2011 and, as a result, there was no liability on the condensed consolidated balance sheet as of October 1, 2011 or September 29, 2012.

11.   STOCK-BASED COMPENSATION

Stock option plan

On February 12, 2004, Ply Gem Investment Holdings' Board of Directors adopted the Ply Gem Investment Holdings 2004 Stock Option Plan (the "Plan") allowing for grants of options to purchase shares of Ply Gem Investment Holdings common stock under nonqualified stock options or incentive stock options.  On February 24, 2006 in connection with the Alenco acquisition, a new holding company, Ply Gem Prime Holdings, was formed pursuant to a merger involving Ply Gem Investment Holdings.  As a result, Ply Gem Prime Holdings became the sole shareholder of Ply Gem Investment Holdings, each outstanding share of capital stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime Holdings and Ply Gem Prime Holdings  assumed Ply Gem Investment Holdings' obligations under the Ply Gem Investment Holdings 2004 Stock Option Plan and the Ply Gem Investment Holdings Phantom Stock Plan.  In connection therewith, each outstanding stock option and phantom unit of Ply Gem Investment Holdings was converted on a 1:1 basis into a stock option and phantom unit of Ply Gem Prime Holdings.   Employees, directors and consultants of Ply Gem Prime Holdings or any of its majority-owned subsidiaries are eligible for options, as specified in the Plan.  Ply Gem Prime Holdings' Board of Directors may, among other things, select recipients of options grants, determine whether options will be nonqualified or incentive stock options, set the number of shares that may be purchased pursuant to option exercise, and determine other terms and conditions of options. The exercise price of an option must be at least the estimated fair market value of a share of common stock as of the grant date.  Options generally vest over five years from the date of grant, unless specified otherwise in any individual option agreement.  Generally, options will expire on the tenth anniversary of the grant date or in connection with termination of employment.  The Board of Directors has the discretion to accelerate the vesting and exercisability of outstanding options.

               The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing method.  The assumptions used in the model are outlined in the following table:

	December 31, 2011	December 31, 2010	December 31, 2009
Weighted average fair value of options granted	$35.07	$24.69	$0.72
Weighted average assumptions used:
Expected volatility	46%	30%	30%
Expected term (in years)	3.65	5	5
Risk-free interest rate	0.91%	2.42%	2.30%
Expected dividend yield	0%	0%	0%

A summary of changes in stock options outstanding during the year ended December 31, 2011 is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2011	387,891	$56.38	6.48
Granted	150,000		-
Forfeited or expired	(35,047)		-
Balance at December 31, 2011	502,844	$68.57	6.75

As of December 31, 2011, 124,994 options were 100% vested.  At December 31, 2011, the Company had approximately $5.2 million of total unrecognized compensation expense that will be recognized over the weighted average period of 3.49 years.  The Company recorded compensation expense of $429,722, $163,622, and $31,384, and for the years ended December 31, 2011, 2010, and 2009, respectively, related to the vesting of these options.

Other share-based compensation

Upon completion of each of the Ply Gem acquisition, MW acquisition and Alenco acquisition, certain members of management made a cash contribution to Ply Gem Prime Holdings in exchange for shares of Ply Gem Prime Holdings' common stock.  (As previously described, investments in connection with the Ply Gem acquisition and the MW acquisition were in Ply Gem Investment Holdings common stock, which stock was later converted into Ply Gem Prime Holdings common stock in connection with the Alenco acquisition.)  Management's shares of common stock are governed by the Ply Gem Prime Holdings Stockholders' Agreement, which gives the management participants put rights in certain circumstances to put the stock back to Ply Gem Prime Holdings at a price that is determined using defined formulas contained within the Stockholders' Agreement.  The Stockholders' Agreement contains two separate put right price formulas. The determination of which put right price formula will be applicable to each of the participant's shares of common stock is based upon the participants reaching certain vesting requirements which are described in the Stockholders' Agreement.  The shares of common stock generally vest at a rate of 20% per year of service, but may vest earlier if certain events occur.  Based on the above, the Company has accounted for these awards of shares of common stock under the modified transition method.

       On September 29, 2006 the Company amended the put right section of its Stockholders' Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership.  As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards.  On September 29, 2006, the repurchase price under the put right formula was less than $0.  As such, no compensation cost will be recognized for these shares.

Common Stock
Shares Owned by
Management

Balance at January 1, 2011	582,282
Shares issued	-
Shares repurchased	(129,410)
Balance at December 31, 2011	452,872

Phantom stock

Upon the completion of the Ply Gem Acquisition and the MW Acquisition, certain members of management contributed their investment in predecessor companies in exchange for phantom common stock units and phantom preferred stock units which were governed by a phantom stock plan.  Under the phantom stock plan, each participant's interest in the plan was recorded in a bookkeeping account; however, no stock was initially issued under the phantom stock plan.  Each account recorded a number of units so that, any "phantom common stock units" were deemed to be invested in common stock and any "phantom preferred stock units" were deemed invested in senior preferred stock.  Under the plan, upon liquidation and payment of a participant's account, the value of the account generally was to be paid to the participant either in cash or in shares of Prime Holdings' stock having a fair market value equal to the account balance, in the discretion of Prime Holdings.

For the first three quarters of 2006, the phantom units were recognized by the Company as liability awards that had to be marked to market every quarter.  During September 2006, the Company converted all phantom common and preferred stock units into a cash account payable on a fixed schedule in years 2007 and beyond.  The value of the portion of each cash account that represented phantom common units equaled the number of phantom common stock units credited to the phantom plan account on September 25, 2006 multiplied by $10.00.  From September 25, 2006 through January 31, 2007, the value of the cash account was updated as if interest was credited on such value and compounded at December 31, 2006 at a rate equal to the applicable federal rate for short-term loans.  This portion of the account was paid to each party in a single lump-sum cash payment on January 31, 2007.  The value of the portion of the cash account that represented the value of the phantom preferred stock units equaled the face amount of the number of shares of senior preferred stock represented by such units.  This portion of the account is credited with deemed earnings, as if with interest, at an annual rate of 10% compounded semi-annually as of each June 30 and December 31, from the date of issuance of the phantom preferred stock unit through the date of payment.  This portion of the account was payable on each of August 31, 2009, 2010, and 2011, such that one third of the original face amount, plus deemed earnings, was paid on each such date.  During the years ended December 31, 2011, 2010 and 2009, the Company made cash phantom stock payments of approximately $2.3 million, $2.1 million and $1.8 million, respectively.  As of December 31, 2010, the Company accrued on its consolidated balance sheet approximately $2.2 million in accrued expenses for this liability.  The final payment of approximately $2.3 million was paid during the year ended December 31, 2011 and, as a result, there was no liability on the consolidated balance sheet as of December 31, 2011.

SEGMENT INFORMATION (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION (10-Q) [Text Block]
11. SEGMENT INFORMATION
The Company's operating segments are components of the business for which separate financial information is available and are evaluated regularly by management in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments: (1) Siding, Fencing, and Stone, and (2) Windows and Doors. The operating earnings (loss) of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses. Corporate unallocated income and expenses include items which are not directly attributed to or allocated to either of the reporting segments. Such items include interest, legal costs, corporate payroll, and unallocated finance and accounting expenses. Corporate unallocated assets include debt issuance costs, cash and certain non-operating receivables.

The following is a summary of the Company's segment information:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Net Sales
Siding, Fencing, and Stone	$179,852	$184,520	$511,157	$494,002
Windows and Doors	126,341	113,369	341,501	298,485
	$306,193	$297,889	$852,658	$792,487

Operating earnings (loss)
Siding, Fencing, and Stone	$34,403	$33,335	$88,487	$72,520
Windows and Doors	(2,370)	(3,373)	(15,622)	(23,839)
Unallocated	(4,762)	(4,893)	(13,506)	(12,081)
	$27,271	$25,069	$59,359	$36,600

	Total assets as of
	September 29, 2012	December 31, 2011

Siding, Fencing, and Stone	$600,604	$579,195
Windows and Doors	274,706	273,909
Unallocated	50,005	39,808
	$925,315	$892,912

12.   SEGMENT INFORMATION

The Company defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance.  The Company has two reportable segments:  1) Siding, Fencing, and Stone and 2) Windows and Doors.

The income before income taxes of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses.  Unallocated income and expenses include items which are not directly attributed to or allocated to either of the Company's reporting segments.  Such items include interest, legal costs, corporate payroll, and unallocated finance, accounting expenses, and write-off of previously capitalized offering costs. Unallocated corporate assets include cash and certain receivables.  Interest expense is presented net of interest income.

Following is a summary of the Company's segment information:
	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Net sales
Siding, Fencing, and Stone	$639,290	$604,406	$577,390
Windows and Doors	395,567	391,500	373,984
	$1,034,857	$995,906	$951,374
Operating earnings (loss)
Siding, Fencing, and Stone	$90,849	$92,612	$77,756
Windows and Doors	(31,134)	(19,410)	(23,504)
Unallocated	(14,784)	(16,372)	(14,142)
	$44,931	$56,830	$40,110
Interest expense, net
Siding, Fencing, and Stone	$(83)	$(121)	$(169)
Windows and Doors	(13)	90	183
Unallocated	101,480	122,864	135,289
	$101,384	$122,833	$135,303
Depreciation and amortization
Siding, Fencing, and Stone	$23,598	$27,578	$29,341
Windows and Doors	30,217	32,936	26,740
Unallocated	205	204	190
	$54,020	$60,718	$56,271
Income tax expense (benefit)
Unallocated	$683	$5,027	$(17,966)

Capital expenditures
Siding, Fencing, and Stone	$5,906	$5,928	$3,562
Windows and Doors	4,651	5,177	4,222
Unallocated	933	-	23
	$11,490	$11,105	$7,807

	As of December 31,
	2011	2010
Total assets
Siding, Fencing, and Stone	$579,195	$585,542
Windows and Doors	273,909	298,898
Unallocated	39,808	37,797
	$892,912	$922,237

Our Canadian subsidiary, which had sales of approximately $67.2 million for the year ended December 31, 2011, represents a majority of our sales to foreign customers.  Other subsidiaries' sales outside the United States are less than 1% of our total sales.

RELATED PARTY TRANSACTIONS (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS (10-Q) [Text Block]
12. RELATED PARTY TRANSACTIONS

Under the General Advisory Agreement (the "General Advisory Agreement") the Company entered into with CI Capital Partners LLC ("CI Capital Partners"), formerly Caxton-Iseman Capital, LLC, CI Capital Partners provides the Company with acquisition and financial advisory services as the Board of Directors shall reasonably request. Under the General Advisory Agreement, the Company expensed management fees paid to CI Capital Partners of approximately $0.9 million and $0.8 million within selling, general, and administrative expenses for the three months ended September 29, 2012 and October 1, 2011, respectively, and approximately $2.1 million and $1.8 million within selling, general, and administrative expenses for the nine months ended September 29, 2012 and October 1, 2011, respectively. On November 6, 2012, the Company and CI Capital Partners amended the General Advisory Agreement to, among other things, extend the initial term for a period of 10 years, to November 6, 2022. During the nine months ended October 1, 2011, the Company repurchased equity of $1.5 million from a former member of management.

13.   RELATED PARTY TRANSACTIONS

               Under the General Advisory Agreement (the "General Advisory Agreement") the Company entered into with CI Capital Partners LLC ("CI Capital Partners"), formerly Caxton-Iseman Capital LLC , CI Capital Partners provides the Company with acquisition and financial advisory services as the Board of Directors shall reasonably request.  In consideration of these services, the Company agreed to pay CI Capital Partners (1) an annual fee equal to 2% of our earnings before interest, tax, depreciation and amortization, ("EBITDA"), as defined in such agreement, (2) a transaction fee, payable upon the completion by the Company of any acquisition, of 2% of the sale price, (3) a transaction fee, payable upon the completion by the Company of any divestitures, of 1% of the sale price, and (4) a transaction fee, payable upon the completion of the sale of the Company, of 1% of the sale price.  EBITDA in the General Advisory Agreement is based on the Company's net income (loss) plus extraordinary losses and/or any net capital losses realized, provision for income taxes, interest expense (including amortization or write-off of debt discount and debt issuance costs and commissions, and other items), depreciation and amortization, dividends paid or accrued on preferred stock, certain management fees paid to CI Capital Partners, charges related to certain phantom units, and a number of other items.  The annual fee payable in any year may not exceed the amounts permitted under the senior credit facilities or the indenture governing the senior secured notes, and CI Capital Partners is obligated to return any portion of the annual fee that has been prepaid if an event of default has occurred and is continuing under either the senior credit facilities or the indenture governing the senior secured notes.

               Under the General Advisory Agreement the Company paid and expensed, as a component of selling, general, and administrative expenses, a management fee of approximately $2.3 million, $2.5 million, and $2.5 million, for the years ended December 31, 2011, 2010 and 2009, respectively.  The initial term of the General Advisory Agreement is 10 years, and is automatically renewable for consecutive one-year extensions, unless Ply Gem Industries or CI Capital Partners provide notice of termination.  In addition, the General Advisory Agreement may be terminated by CI Capital Partners at any time, upon the occurrence of specified change of control transactions or upon an initial public offering of the Company's shares or shares of any of the Company's parent companies.  If the General Advisory Agreement is terminated for any reason prior to the end of the initial term, Ply Gem Industries will pay to CI Capital Partners `an amount equal to the present value of the annual advisory fees that would have been payable through the end of the initial term, based on the Company's cost of funds to borrow amounts under the Company's senior credit facilities.

               In 2009, affiliates of the Company's controlling stockholder purchased approximately $281.4 million of the 9% Senior Subordinated Notes.  During 2010, approximately $218.8 million aggregate principal amount of the 9% Senior Subordinated Notes held by such affiliates were transferred to the Company's indirect stockholders and ultimately to Ply Gem Prime Holdings in exchange for equity of Ply Gem Prime valued at approximately $114.9 million.  Such notes were then transferred to Ply Gem Holdings and then to Ply Gem Industries for no consideration as a capital contribution and cancelled on February 12, 2010.  On February 16, 2010, Ply Gem Industries redeemed the remaining $141.2 million aggregate principal amount of outstanding 9% Senior Subordinated Notes (including approximately $62.5 million of the 9% Senior Subordinated Notes held by affiliates of the Company's controlling stockholder).  During the years ended December 31, 2010 and 2009, the Company paid these affiliates approximately $9.8 million and $15.5 million, respectively, of interest for the 9% Senior Subordinated Notes owned by these related parties. These interest payments have been recorded within interest expense in the Company's consolidated statement of operations.

During 2010, the Company received equity contributions of approximately $2.5 million from certain members of management.  In addition, the Company repurchased equity of approximately $4.2 million from certain former and existing members of management.  As of December 31, 2010, approximately $1.2 million was classified as a current liability in accrued expenses in the consolidated balance sheet.  During the year ended December 31, 2011, the approximate $1.2 million was paid in cash by the Company and reflected as an equity repurchase in 2011 on the Company's consolidated statement of cash flows.

During June 2010, the Company made a state tax payment of approximately $1.5 million for Ply Gem Prime.  Ply Gem Prime incurred a state tax liability as a result of the 9% Senior Subordinated Note debt extinguishment and related contribution during the first quarter of 2010 in which Ply Gem Prime recognized a capital gain of approximately $13.3 million.  Ply Gem Prime is a holding company with no independent operating assets or liabilities other than its investment in the Company and therefore has no ability to make tax payments.  The Company recognized this payment as a return of capital in the Company's consolidated balance sheet as of December 31, 2010.

During the fourth quarter of 2011, the Company entered into an amendment to the employee agreement originally dated August 14, 2006 for the Company's chief executive officer.   In conjunction with the amendment to the employment agreement, the Company also entered into a retention agreement and stock repurchase agreement.  These agreements, among other things, provided for: (i) the extension of the chief executive officer's term of employment for three years, (ii) the Company to make a retention payment of $2.0 million to the chief executive officer on December 31, 2014 if he remains employed by the Company on that date, (iii) the repurchase of 125,660 shares of common stock of Ply Gem Prime and (iv) the issuance of 150,000 stock options to the chief executive officer for non-voting Class C common stock of Ply Gem Prime.   The $12.6 million repurchase of common stock was made by Ply Gem Prime based on proceeds provided by the Company.  The stock options granted to the chief executive officer vest 25% on each of the following dates: July 2012, July 2013, July 2014, and July 2015.

The Company also entered into a retention agreement with the Company's chief financial officer which will require the Company to make a retention payment of $0.7 million on December 31, 2014 if he remains employed by the Company on that date.  The Company also repurchased equity of approximately $0.3 million during 2011 from a former member of management.

During January 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three members of the Board of Directors.  These shares will vest over the 2012 calendar period and the Company will expense these items as compensation expense ratably during 2012.

GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION [Abstract]
GUARANTOR / NON-GUARANTOR FINANCIAL INFORMATION
13. GUARANTOR / NON-GUARANTOR FINANCIAL INFORMATION
The 8.25% Senior Secured Notes and 9.375% Senior Notes were issued by our direct subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries' 100% owned subsidiaries. Accordingly, the following guarantor and non-guarantor information is presented as of September 29, 2012 and December 31, 2011, and for the three and nine months ended September 29, 2012 and October 1, 2011. The non-guarantor information presented represents our Canadian subsidiary.

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$285,812	$20,381	$-	$306,193
Cost of products sold	-	-	221,325	14,175	-	235,500
Gross profit	-	-	64,487	6,206	-	70,693
Operating expenses:
Selling, general and
administrative expenses	-	4,684	28,036	3,964	-	36,684
Intercompany administrative
charges	-	-	3,719	762	(4,481)	-
Amortization of intangible assets	-	78	6,660	-	-	6,738
Total operating expenses	-	4,762	38,415	4,726	(4,481)	43,422
Operating earnings (loss)	-	(4,762)	26,072	1,480	4,481	27,271
Foreign currency gain	-	-	-	100	-	100
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(27,533)	(10)	-	-	(27,543)
Interest income	-	1	11	5	-	17
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	4,481	-	-	(4,481)	-
Income (loss) before equity in
subsidiaries' income	-	(5,738)	391	1,585	-	(3,762)
Equity (loss) in subsidiaries' income	(3,673)	2,065	-	-	1,608	-
Income (loss) before provision
(benefit) for income taxes	(3,673)	(3,673)	391	1,585	1,608	(3,762)
Provision (benefit) for income taxes	-	-	(531)	442	-	(89)
Net income (loss)	$(3,673)	$(3,673)	$922	$1,143	$1,608	$(3,673)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	968	-	968
Total comprehensive income (loss)	$(3,673)	$(3,673)	$922	$2,111	$1,608	$(2,705)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$276,903	$20,986	$-	$297,889
Cost of products sold	-	-	217,869	14,198	-	232,067
Gross profit	-	-	59,034	6,788	-	65,822
Operating expenses:
Selling, general and
administrative expenses	-	4,884	25,345	3,857	-	34,086
Intercompany administrative
charges	-	-	3,705	486	(4,191)	-
Amortization of intangible assets	-	9	6,658	-	-	6,667
Total operating expenses	-	4,893	35,708	4,343	(4,191)	40,753
Operating earnings (loss)	-	(4,893)	23,326	2,445	4,191	25,069
Foreign currency gain	-	-	-	115	-	115
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(25,193)	-	(1)	-	(25,194)
Interest income	-	1	16	1	-	18
Intercompany administrative income	-	4,191	-	-	(4,191)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(212)	(2,340)	2,560	-	8
Equity in subsidiaries' income (loss)	(458)	(246)	-	-	704	-
Income (loss) before provision
(benefit) for income taxes	(458)	(458)	(2,340)	2,560	704	8
Provision (benefit) for income taxes	-	-	(250)	716	-	466
Net income (loss)	$(458)	$(458)	$(2,090)	$1,844	$704	$(458)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(2,603)	-	(2,603)
Total comprehensive loss	$(458)	$(458)	$(2,090)	$(759)	$704	$(3,061)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$799,788	$52,870	$-	$852,658
Cost of products sold	-	-	627,187	38,490	-	665,677
Gross profit	-	-	172,601	14,380	-	186,981
Operating expenses:
Selling, general and
administrative expenses	-	13,284	82,605	11,534	-	107,423
Intercompany administrative
charges	-	-	10,658	2,094	(12,752)	-
Amortization of intangible assets	-	222	19,977	-	-	20,199
Total operating expenses	-	13,506	113,240	13,628	(12,752)	127,622
Operating earnings (loss)	-	(13,506)	59,361	752	12,752	59,359
Foreign currency gain	-	-	-	264	-	264
Intercompany interest	-	77,048	(77,048)	-	-	-
Interest expense	-	(78,545)	(10)	(2)	-	(78,557)
Interest income	-	3	57	11	-	71
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	12,752	-	-	(12,752)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(5,855)	(17,640)	1,025	-	(22,470)
Equity in subsidiaries' income (loss)	(24,049)	(18,194)	-	-	42,243	-
Income (loss) before provision
for income taxes	(24,049)	(24,049)	(17,640)	1,025	42,243	(22,470)
Provision for income taxes	-	-	1,258	321	-	1,579
Net income (loss)	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	939	-	939
Total comprehensive income (loss)	$(24,049)	$(24,049)	$(18,898)	$1,643	$42,243	$(23,110)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$742,876	$49,611	$-	$792,487
Cost of products sold	-	-	596,363	35,491	-	631,854
Gross profit	-	-	146,513	14,120	-	160,633
Operating expenses:
Selling, general and
administrative expenses	-	12,054	80,473	11,486	-	104,013
Intercompany administrative
charges	-	-	11,106	1,472	(12,578)	-
Amortization of intangible assets	-	27	19,993	-	-	20,020
Total operating expenses	-	12,081	111,572	12,958	(12,578)	124,033
Operating earnings (loss)	-	(12,081)	34,941	1,162	12,578	36,600
Foreign currency gain	-	-	-	466	-	466
Intercompany interest	-	77,047	(77,047)	-	-	-
Interest expense	-	(76,591)	(1)	(1)	-	(76,593)
Interest income	-	4	66	12	-	82
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	12,578	-	-	(12,578)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(26,906)	(42,041)	1,639	-	(67,308)
Equity in subsidiaries' income (loss)	(69,287)	(42,381)	-	-	111,668	-
Income (loss) before provision for
income taxes	(69,287)	(69,287)	(42,041)	1,639	111,668	(67,308)
Provision for income taxes	-	-	1,456	523	-	1,979
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(1,620)	-	(1,620)
Total comprehensive loss	$(69,287)	$(69,287)	$(43,497)	$(504)	$111,668	$(70,907)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$20,653	$19	$7,419	$-	$28,091
Accounts receivable, net	-	-	145,501	9,995	-	155,496
Inventories:
Raw materials	-	-	35,876	4,516	-	40,392
Work in process	-	-	20,965	494	-	21,459
Finished goods	-	-	34,342	3,321	-	37,663
Total inventory	-	-	91,183	8,331	-	99,514
Prepaid expenses and other
current assets	-	129	11,948	1,684	-	13,761
Deferred income taxes	-	-	3,847	8	-	3,855
Total current assets	-	20,782	252,498	27,437	-	300,717
Investments in subsidiaries	(299,312)	(176,728)	-	-	476,040	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,884	1,432	-	37,316
Machinery and equipment	-	1,813	275,347	9,103	-	286,263
	-	1,813	314,796	10,707	-	327,316
Less accumulated depreciation	-	(889)	(223,196)	(6,168)	-	(230,253)
Total property and equipment, net	-	924	91,600	4,539	-	97,063
Other Assets:
Intangible assets, net	-	-	101,093	-	-	101,093
Goodwill	-	-	383,042	9,675	-	392,717
Deferred income taxes	-	-	-	3,231	-	3,231
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	28,299	2,195	-	-	30,494
Total other assets	-	885,038	486,330	12,906	(856,739)	527,535
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$620	$69,199	$5,094	$-	$74,913
Accrued expenses	-	15,144	60,986	3,991	-	80,121
Total current liabilities	-	15,764	130,185	9,085	-	155,034
Deferred income taxes	-	-	8,716	-	-	8,716
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	10,794	46,443	870	-	58,107
Long-term debt	-	1,002,770	-	-	-	1,002,770
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	310,451	310,451	426,627	6,408	(743,486)	310,451
(Accumulated deficit) retained earnings	(604,634)	(604,634)	(638,282)	22,334	1,220,582	(604,634)
Accumulated other
comprehensive income (loss)	(5,129)	(5,129)	-	6,185	(1,056)	(5,129)
Total stockholder's (deficit) equity	(299,312)	(299,312)	(211,655)	34,927	476,040	(299,312)
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's equity (deficit)	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net loss	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	128	38,701	750	-	39,579
Non-cash interest expense, net	-	8,999	-	-	-	8,999
Gain on foreign currency transactions	-	-	-	(264)	-	(264)
Loss on modification or extinguishment of debt	-	3,607	-	-	-	3,607
Stock based compensation	-	1,123	-	-	-	1,123
Deferred income taxes	-	-	670	(43)	-	627
Increase in uncertain tax positions	-	-	400	-	-	400
Equity in subsidiaries' net loss	24,049	18,194	-	-	(42,243)	-
Other	-	-	(41)	-	-	(41)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(43,449)	(2,230)	-	(45,679)
Inventories	-	-	5,742	(177)	-	5,565
Prepaid expenses and other
current assets	-	556	(2,293)	1,298	-	(439)
Accounts payable	-	(100)	24,334	(475)	-	23,759
Accrued expenses	-	(22,028)	7,646	1,934	-	(12,448)
Cash payments on restructuring liabilities	-	-	(535)	-	-	(535)
Other	-	-	417	(71)	-	346
Net cash provided by (used in)
operating activities	-	(13,570)	12,694	1,426	-	550
Cash flows from investing
activities:
Capital expenditures	-	(478)	(14,890)	(627)	-	(15,995)
Proceeds from sale of assets	-	-	334	(148)	-	186
Acquisitions, net of cash acquired	-	-	(100)	-	-	(100)
Net cash used in
investing activities	-	(478)	(14,656)	(775)	-	(15,909)
Cash flows from financing
activities:
Proceeds from long-term debt	-	102,991	-	-	-	102,991
Payments of long-term debt	-	(58,991)	-	-	-	(58,991)
Revolver borrowings, net	-	-	-	-	-	-
Payment of early call premium	-	(9,844)	-	-	-	(9,844)
Proceeds from intercompany
investment	-	(5,389)	5,389	-	-	-
Debt issuance costs paid	-	(2,644)	-	-	-	(2,644)
Net cash provided by
financing activities	-	26,123	5,389	-	-	31,512
Impact of exchange rate movement
on cash	-	-	-	238	-	238
Net increase in cash
and cash equivalents	-	12,075	3,427	889	-	16,391
Cash and cash equivalents at the
beginning of the period	-	8,578	(3,408)	6,530	-	11,700
Cash and cash equivalents at the end
of the period	$-	$20,653	$19	$7,419	$-	$28,091

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended October 1, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	126	39,768	660	-	40,554
Non-cash interest expense, net	-	7,775	-	-	-	7,775
Gain on foreign currency transactions	-	-	-	(466)	-	(466)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Stock based compensation	-	200	-	-	-	200
Deferred income taxes	-	-	6,794	68	-	6,862
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	69,287	42,381	-	-	(111,668)	-
Other	-	-	(40)	(3)	-	(43)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(52,402)	(2,826)	-	(55,228)
Inventories	-	-	(17,566)	(1,186)	-	(18,752)
Prepaid expenses and other
current assets	-	43	(458)	(1,542)	-	(1,957)
Accounts payable	-	238	16,439	1,923	-	18,600
Accrued expenses	-	(7,735)	6,549	1,220	-	34
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	-	122	432	-	554
Net cash provided by (used in)
operating activities	-	1,604	(51,315)	(604)	-	(50,315)
Cash flows from investing
activities:
Capital expenditures	-	(594)	(6,923)	(699)	-	(8,216)
Proceeds from sale of assets	-	-	48	-	-	48
Net cash used in
investing activities	-	(594)	(6,875)	(699)	-	(8,168)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	85,000	-	-	-	85,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(57,950)	57,936	14	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(1,483)	-	-	-	(1,483)
Debt issuance costs paid	-	(26,907)	-	-	-	(26,907)
Net cash provided by (used in)
financing activities	-	(6,109)	57,936	14	-	51,841
Impact of exchange rate movement
on cash	-	-	-	(253)	-	(253)
Net decrease in cash
and cash equivalents	-	(5,099)	(254)	(1,542)	-	(6,895)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$7,073	$(1,371)	$4,901	$-	$10,603

15.   GUARANTOR/NON-GUARANTOR

The 8.25% Senior Secured Notes and the 13.125% Senior Subordinated Notes were issued by our direct subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries' 100% owned subsidiaries.  Accordingly, the following guarantor and non-guarantor information is presented as of December 31, 2011 and December 31, 2010, and for the years ended December 31, 2011, 2010, and 2009.  The non-guarantor information presented represents our Canadian subsidiary, Ply Gem Canada.

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$967,694	$67,163	$-	$1,034,857
Cost of products sold	-	-	777,256	47,069	-	824,325
Gross profit	-	-	190,438	20,094	-	210,532
Operating expenses:
Selling, general and
administrative expenses	-	14,748	109,061	15,103	-	138,912
Intercompany administrative
charges	-	-	13,287	2,783	(16,070)	-
Amortization of intangible assets	-	36	26,653	-	-	26,689
Total operating expenses	-	14,784	149,001	17,886	(16,070)	165,601
Operating earnings (loss)	-	(14,784)	41,437	2,208	16,070	44,931
Foreign currency gain	-	-	-	492	-	492
Intercompany interest	-	102,729	(102,729)	-	-	-
Interest expense	-	(101,486)	(1)	(1)	-	(101,488)
Interest income	-	6	83	15	-	104
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	16,070	-	-	(16,070)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(25,328)	(61,210)	2,714	-	(83,824)
Equity in subsidiaries' income (loss)	(84,507)	(59,179)	-	-	143,686	-
Income (loss) before provision
(benefit) for income taxes	(84,507)	(84,507)	(61,210)	2,714	143,686	(83,824)
Provision (benefit) for income taxes	-	-	(170)	853	-	683
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	(691)	-	(691)
Minimum pension liability for
actuarial loss	-	(3,091)	(3,509)	-	-	(6,600)
Total comprehensive income (loss)	$(84,507)	$(87,598)	$(64,549)	$1,170	$143,686	$(91,798)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$922,240	$73,666	$-	$995,906
Cost of products sold	-	-	730,896	49,050	-	779,946
Gross profit	-	-	191,344	24,616	-	215,960
Operating expenses:
Selling, general and
administrative expenses	-	14,765	101,767	13,928	-	130,460
Intercompany administrative
charges	-	-	12,143	1,639	(13,782)	-
Amortization of intangible assets	-	36	27,063	-	-	27,099
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Total operating expenses	-	16,372	140,973	15,567	(13,782)	159,130
Operating earnings (loss)	-	(16,372)	50,371	9,049	13,782	56,830
Foreign currency gain	-	-	-	510	-	510
Intercompany interest	-	106,899	(106,086)	(813)	-	-
Interest expense	-	(122,881)	(111)	-	-	(122,992)
Interest income	-	17	121	21	-	159
Gain on extinguishment of debt	-	98,187	-	-	-	98,187
Intercompany administrative income	-	13,782	-	-	(13,782)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	79,632	(55,705)	8,767	-	32,694
Equity in subsidiaries' income (loss)	27,667	(52,648)	-	-	24,981	-
Income (loss) before provision
(benefit) for income taxes	27,667	26,984	(55,705)	8,767	24,981	32,694
Provision (benefit) for income taxes	-	(683)	3,273	2,437	-	5,027
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	1,639	-	1,639
Minimum pension liability for
actuarial (loss)	-	(292)	(448)	-	-	(740)
Total comprehensive income (loss)	$27,667	$27,375	$(59,426)	$7,969	$24,981	$28,566

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2009

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$887,662	$63,712	$-	$951,374
Cost of products sold	-	-	706,670	43,171	-	749,841
Gross profit	-	-	180,992	20,541	-	201,533
Operating expenses:
Selling, general and
administrative expenses	-	14,121	115,974	11,677	-	141,772
Intercompany administrative
charges	-	-	13,138	1,016	(14,154)	-
Amortization of intangible assets	-	21	19,630	-	-	19,651
Total operating expenses	-	14,142	148,742	12,693	(14,154)	161,423
Operating earnings (loss)	-	(14,142)	32,250	7,848	14,154	40,110
Foreign currency gain	-	-	-	475	-	475
Intercompany interest	-	121,035	(119,369)	(1,666)	-	-
Interest expense	-	(135,328)	(186)	-	-	(135,514)
Interest income	-	39	169	3	-	211
Intercompany administrative income	-	14,154	-	-	(14,154)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(14,242)	(87,136)	6,660	-	(94,718)
Equity in subsidiaries' income (loss)	(76,752)	(65,211)	-	-	141,963	-
Income (loss) before provision
(benefit) for income taxes	(76,752)	(79,453)	(87,136)	6,660	141,963	(94,718)
Provision (benefit) for income taxes	-	(2,701)	(17,324)	2,059	-	(17,966)
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	4,709	-	4,709
Miminum pension liability for
actuarial gain	-	853	305	-	-	1,158
Total comprehensive loss	$(76,752)	$(75,899)	$(69,507)	$9,310	$141,963	$(70,885)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's (deficit) equity	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$-	$12,172	$(1,117)	$6,443	$-	$17,498
Accounts receivable, net	-	-	90,387	7,472	-	97,859
Inventories, net:
Raw materials	-	-	35,890	3,938	-	39,828
Work in process	-	-	22,466	765	-	23,231
Finished goods	-	-	33,316	2,204	-	35,520
Total inventories, net	-	-	91,672	6,907	-	98,579
Prepaid expenses and other
current assets	-	356	9,573	704	-	10,633
Deferred income taxes	-	-	12,175	14	-	12,189
Total current assets	-	12,528	202,690	21,540	-	236,758
Investments in subsidiaries	(173,088)	(142,820)	-	-	315,908	-
Property and Equipment, at cost:
Land	-	-	3,565	176	-	3,741
Buildings and improvements	-	-	34,886	1,126	-	36,012
Machinery and equipment	-	1,272	255,060	7,968	-	264,300
	-	1,272	293,511	9,270	-	304,053
Less accumulated depreciation	-	(593)	(182,210)	(4,538)	-	(187,341)
Total property and equipment, net	-	679	111,301	4,732	-	116,712
Other Assets:
Intangible assets, net	-	-	146,965	-	-	146,965
Goodwill	-	-	382,472	10,961	-	393,433
Deferred income taxes	-	-	-	2,279	-	2,279
Intercompany note receivable	-	856,738	-	-	(856,738)	-
Other	-	24,590	1,500	-	-	26,090
Total other assets	-	881,328	530,937	13,240	(856,738)	568,767
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$399	$50,280	$4,294	$-	$54,973
Accrued expenses	-	22,922	49,884	2,311	-	75,117
Total current liabilities	-	23,321	100,164	6,605	-	130,090
Deferred income taxes	-	-	10,583	-	-	10,583
Intercompany note payable	-	-	856,738	-	(856,738)	-
Other long-term liabilities	-	7,319	51,369	1,801	-	60,489
Long-term debt	-	894,163	-	-	-	894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	321,767	321,767	384,418	5,591	(711,776)	321,767
Retained earnings (accumulated deficit)	(496,078)	(496,078)	(558,344)	19,769	1,034,653	(496,078)
Accumulated other
comprehensive income	1,223	1,223	-	5,746	(6,969)	1,223
Total stockholder's equity (deficit)	(173,088)	(173,088)	(173,926)	31,106	315,908	(173,088)
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	169	52,951	900	-	54,020
Non-cash interest expense, net	-	10,518	-	-	-	10,518
Gain on foreign currency transactions	-	-	-	(492)	-	(492)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Deferred income taxes	-	-	7,872	(1,579)	-	6,293
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	84,507	59,179	-	-	(143,686)	-
Other	-	-	(51)	(3)	-	(54)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(13,107)	(159)	-	(13,266)
Inventories	-	-	(5,253)	(1,160)	-	(6,413)
Prepaid expenses and other
current assets	-	(176)	(1,622)	(150)	-	(1,948)
Accounts payable	-	321	(6,593)	1,500	-	(4,772)
Accrued expenses	-	11,300	3,256	758	-	15,314
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	430	100	479	-	1,009
Net cash provided by (used in)
operating activities	-	25,097	(30,511)	1,955	-	(3,459)
Cash flows from investing
activities:
Capital expenditures	-	(63)	(10,490)	(937)	-	(11,490)
Proceeds from sale of assets	-	-	102	-	-	102
Net cash used in
investing activities	-	(63)	(10,388)	(937)	-	(11,388)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	55,000	-	-	-	55,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(37,826)	38,608	(782)	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(14,049)	-	-	-	(14,049)
Debt issuance costs paid	-	(26,984)	-	-	-	(26,984)
Net cash provided by (used in)
financing activities	-	(28,628)	38,608	(782)	-	9,198
Impact of exchange rate movement
on cash	-	-	-	(149)	-	(149)
Net increase (decrease) in cash
and cash equivalents	-	(3,594)	(2,291)	87	-	(5,798)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$8,578	$(3,408)	$6,530	$-	$11,700

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2010

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	168	59,761	789	-	60,718
Non-cash interest expense, net	-	9,800	-	-	-	9,800
Gain on foreign currency transactions	-	-	-	(510)	-	(510)
Gain on extinguishment of debt	-	(98,187)	-	-	-	(98,187)
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Deferred income taxes	-	-	981	622	-	1,603
Equity in subsidiaries' net income (loss)	(27,667)	52,648	-	-	(24,981)	-
Other	-	-	8	(12)	-	(4)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,730)	707	-	(3,023)
Inventories	-	-	(1,384)	1,264	-	(120)
Prepaid expenses and other
current assets	-	(1,488)	6,634	2,478	-	7,624
Accounts payable	-	(199)	1,090	1,026	-	1,917
Accrued expenses	-	(4,384)	4,211	625	-	452
Cash payments on restructuring liabilities	-	-	(2,630)	-	-	(2,630)
Other	-	163	(718)	425	-	(130)
Net cash provided by (used in)
operating activities	-	(12,241)	5,245	13,744	-	6,748
Cash flows from investing
activities:
Capital expenditures	-	-	(10,275)	(830)	-	(11,105)
Proceeds from sale of assets	-	-	2,032	-	-	2,032
Net cash used in
investing activities	-	-	(8,243)	(830)	-	(9,073)
Cash flows from financing
activities:
Proceeds from long-term debt	-	145,709	-	-	-	145,709
Payments on long-term debt	-	(141,191)	-	-	-	(141,191)
Net revolver borrowings	-	5,000	-	-	-	5,000
Proceeds from intercompany						-
investment	-	14,665	(711)	(13,954)	-	-
Equity contributions	-	2,428	-	-	-	2,428
Equity repurchases		(2,978)	-	-	-	(2,978)
Debt issuance costs paid	-	(5,029)	-	-	-	(5,029)
Tax payments on behalf of parent	-	(1,532)	-	-	-	(1,532)
Net cash provided by (used in)
financing activities	-	17,072	(711)	(13,954)	-	2,407
Impact of exchange rate movement
on cash	-	-	-	353	-	353
Net increase (decrease) in cash
and cash equivalents	-	4,831	(3,709)	(687)	-	435
Cash and cash equivalents at the
beginning of the period	-	7,341	2,592	7,130	-	17,063
Cash and cash equivalents at the end
of the period	$-	$12,172	$(1,117)	$6,443	$-	$17,498

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2009

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	169	55,398	704	-	56,271
Non-cash interest expense, net	-	8,911	-	-	-	8,911
Gain on foreign currency transactions	-	-	-	(475)	-	(475)
Deferred income taxes	-	-	(16,676)	626	-	(16,050)
Equity in subsidiaries' net income (loss)	76,752	65,211	-	-	(141,963)	-
Other	-	-	22	(17)	-	5
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,120)	298	-	(2,822)
Inventories	-	-	26,430	(30)	-	26,400
Prepaid expenses and other
current assets	-	3,441	(1,099)	(2,629)	-	(287)
Accounts payable	-	3,284	(10,482)	(622)	-	(7,820)
Accrued expenses	-	(3,437)	4,854	182	-	1,599
Cash payments on restructuring liabilities	-	-	(6,034)	-	-	(6,034)
Other	-	31	328	(187)	-	172
Net cash provided by (used in)
operating activities	-	858	(20,191)	2,451	-	(16,882)
Cash flows from investing
activities:
Capital expenditures	-	(23)	(7,572)	(212)	-	(7,807)
Proceeds from sale of assets	-	-	58	23	-	81
Other	-	-	(109)	-	-	(109)
Net cash used in
investing activities	-	(23)	(7,623)	(189)	-	(7,835)
Cash flows from financing
activities:
Proceeds from long-term debt	-	20,000	-	-	-	20,000
Net revolver borrowings	-	(35,000)	-	-	-	(35,000)
Proceeds from intercompany						-
investment	-	(22,147)	25,916	(3,769)	-	-
Debt issuance costs paid	-	(2,528)	-	-	-	(2,528)
Net cash provided by (used in)
financing activities	-	(39,675)	25,916	(3,769)	-	(17,528)
Impact of exchange rate movement
on cash	-	-	-	1,019	-	1,019
Net increase (decrease) in cash
and cash equivalents	-	(38,840)	(1,898)	(488)	-	(41,226)
Cash and cash equivalents at the
beginning of the period	-	46,181	4,490	7,618	-	58,289
Cash and cash equivalents at the end
of the period	$-	$7,341	$2,592	$7,130	$-	$17,063

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
December 31, 2011

(Amounts in thousands)	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts		Uncollectible accounts written off, net of recoveries	Balance at End of Year
Year ended December 31, 2011
Allowance for doubtful accounts and sales allowances............	$5,294	$1,501	$	(24)	$(2,888)	$3,883

Year ended December 31, 2010
Allowance for doubtful accounts and sales allowances…………	$5,467	$3,193		$(43)	$(3,323)	$5,294

Year ended December 31, 2009
Allowance for doubtful accounts and sales allowances…………	$6,405	$3,959		$(21)	$(4,876)	$5,467

See accompanying report of independent registered public accounting firm.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Ply Gem Holdings, Inc. and its subsidiaries (referred to herein as "Ply Gem Holdings", "Ply Gem", the "Company", "we", "us", or "our") have been prepared in accordance with U.S. generally accepted accounting principles as described in the consolidated financial statements and related notes included in our 2011 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 16, 2012. These statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles and should be read in conjunction with our 2011 Annual Report on Form 10-K. In management's opinion, all normal and recurring adjustments considered necessary for a fair presentation have been included. Operating results for the period from January 1, 2012 through September 29, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Prior to January 11, 2010, Ply Gem Holdings was a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. ("Ply Gem Investment Holdings"), which was wholly owned by Ply Gem Prime Holdings, Inc. ("Ply Gem Prime"). Ply Gem Investment Holdings was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC ("CI Capital Partners") for the purpose of acquiring Ply Gem Industries, Inc. ("Ply Gem Industries") from Nortek, Inc. ("Nortek"). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime, with Ply Gem Prime as the surviving corporation. As a result, each outstanding share of senior preferred stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime. As a result, Ply Gem Holdings is currently a wholly owned subsidiary of Ply Gem Prime. The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC, dated as of December 19, 2003, as amended.

The condensed consolidated balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements of Ply Gem Holdings at that date, but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The Company's fiscal quarters are based on periods ending on the Saturday of the last week in the quarter. Therefore, the financial results of certain fiscal quarters will not be comparable to the prior and subsequent fiscal quarters. The accompanying financial statements include the Company's condensed consolidated statements of operations for the three and nine months ended September 29, 2012 and October 1, 2011, the condensed consolidated statements of cash flows for the nine months ended September 29, 2012 and October 1, 2011, and the condensed consolidated balance sheets as of September 29, 2012 and December 31, 2011.

Ply Gem is a diversified manufacturer of exterior building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company's products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company's sales are usually lower during the first and fourth quarters.

To a significant extent our performance is dependent upon the levels of home repair and remodeling and new home construction spending, all of which are affected by such factors as interest rates, inflation, consumer confidence, unemployment, and availability of consumer credit.

Basis of Presentation

Ply Gem Holdings, Inc. ("Ply Gem Holdings") and its wholly owned subsidiaries (individually and collectively, the "Company" or "Ply Gem") are diversified manufacturers of residential and commercial building products, operating with two segments: (i) Siding, Fencing, and Stone and (ii) Windows and Doors.  Through these segments, Ply Gem Industries, Inc. ("Ply Gem Industries") manufactures and sells, primarily in the United States and Canada, a wide variety of products for the residential and commercial construction, manufactured housing, and remodeling and renovation markets.

Ply Gem Holdings, a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. ("Ply Gem Investment Holdings"), was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC ("CI Capital Partners") for the purpose of acquiring Ply Gem Industries from Nortek, Inc. ("Nortek").  On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime Holdings, Inc. ("Ply Gem Prime"), with Ply Gem Prime being the surviving corporation.  As a result, Ply Gem Holdings is now a wholly owned subsidiary of Ply Gem Prime.

The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings, an affiliate of CI Capital Partners pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC dated as of December 19, 2003, as amended.  Prior to February 12, 2004, the date of the Ply Gem acquisition, Ply Gem Holdings had no operations and Ply Gem Industries was wholly owned by a subsidiary of WDS LLC, which was a wholly owned subsidiary of Nortek.  As a result of the Ply Gem acquisition, the Company applied purchase accounting on February 12, 2004.

On August 27, 2004, Ply Gem Industries acquired all of the outstanding shares of capital stock of MWM Holding, Inc., ("MWM Holding"), in accordance with a stock purchase agreement entered into among Ply Gem Industries, MWM Holding and the selling stockholders.

On February 24, 2006, Ply Gem Industries acquired all of the outstanding shares of capital stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC Holding Company ("AWC", and together with its subsidiaries, "Alenco"), in accordance with a securities purchase agreement entered into among Ply Gem, all of the direct and indirect stockholders, warrant holders and stock options holders of AWC and FNL Management Corp, an Ohio corporation, as their representative.  Pursuant to the securities purchase agreement, Ply Gem purchased all of the issued and outstanding shares of common stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC (other than certain shares of common stock of AWC held by certain members of the senior management of Alenco that were contributed separately to Ply Gem Prime, the new parent company of Ply Gem Investment Holdings, in exchange for shares of capital stock of Ply Gem Prime).  Immediately following the completion of the Alenco acquisition, AWC became a wholly owned subsidiary of Ply Gem.

On October 31, 2006, Ply Gem Industries acquired all of the issued and outstanding shares of common stock of Mastic Home Exteriors, Inc. (formerly known as Alcoa Home Exteriors) ("MHE"), in accordance with a stock purchase agreement entered into among Ply Gem Industries, Alcoa Securities Corporation, and Alcoa Inc.

On September 30, 2007, Ply Gem Industries completed the acquisition of CertainTeed Corporation's vinyl window and patio door business through a stock acquisition.  On the acquisition date, the Company changed the name of the acquired business to Ply Gem Pacific Windows Corporation ("Pacific Windows").

On October 31, 2008, Ply Gem Industries acquired substantially all of the assets of Ply Gem Stone (formerly United Stone Veneer).

Ply Gem is a diversified manufacturer of residential and commercial building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets.  The demand for the Company's products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors.  The Company's sales are usually lower during the first and fourth quarters.

Principles of Consolidation
Principles of Consolidation

The condensed consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned.  All intercompany accounts and transactions have been eliminated.

Reclassifications
Reclassifications

Certain amounts in the prior fiscal year have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net loss, accumulated deficit, or net cash flow from operations.

Reclassifications

Certain amounts in the prior fiscal years have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net income (loss) or accumulated deficit.

Accounting Policies and Use of Estimates
Accounting Policies and Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company's accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company's historical experience, current trends and information available from other sources, and are based on management's best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, foreign currency, and the depressed housing and remodeling markets have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company's judgments, actual results could be materially different from the Company's estimates.

Accounting Policies and Use of Estimates

The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States involves estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods.  Certain of the Company's accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates.  By their nature, these judgments are subject to an inherent degree of uncertainty.  The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable.  Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies.  These judgments are based on the Company's historical experience, current trends and information available from other sources, as appropriate and are based on management's best estimates and judgments.  The Company adjusts such estimates and assumptions when facts and circumstances dictate.  Illiquid credit markets, volatile equity, foreign currency, and the depressed housing and remodeling market have combined to increase the uncertainty inherent in such estimates and assumptions.  If different conditions result from those assumptions used in the Company's judgments, actual results could be materially different from the Company's estimates.

Recognition of Sales and Related Costs, Incentives and Allowances
Recognition of Sales and Related Costs, Incentives and Allowances

The Company recognizes sales upon the shipment of products, net of applicable provisions for discounts and allowances.  Generally, the customer takes title upon shipment and assumes the risks and rewards of ownership of the product.  Certain customers take title to products upon delivery, at which time revenue is then recognized.  Allowances for cash discounts, volume rebates and other customer incentive programs, as well as gross customer returns, among others, are recorded as a reduction of sales at the time of sale based upon the estimated future outcome.  Cash discounts, volume rebates and other customer incentive programs are based upon certain percentages agreed upon with the Company's various customers, which are typically earned by the customer over an annual period.  The Company records periodic estimates for these amounts based upon the historical results to date, estimated future results through the end of the contract period and the contractual provisions of the customer agreements.  Customer returns are recorded on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period.  The Company generally estimates customer returns based upon the time lag that historically occurs between the sale date and the return date while also factoring in any new business conditions that might impact the historical analysis such as new product introduction.  The Company also provides for estimates of warranty and shipping costs at the time of sale.  Shipping and warranty costs are included in cost of products sold.  Bad debt provisions are included in selling, general and administrative expenses.  The amounts recorded are generally based upon historically derived percentages while also factoring in any new business conditions that are expected to impact the historical analysis such as new product introduction for warranty and bankruptcies of particular customers for bad debts.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less and which are readily convertible into cash.	Cash Equivalents Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less which are readily convertible into cash.
Accounts Receivable
Accounts Receivable

Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.6 million and $3.9 million at September 29, 2012 and December 31, 2011, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers' ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted. During the nine months ended October 1, 2011, the Company reclassified approximately $1.4 million from accounts receivable to a note receivable, which is classified as other assets in the accompanying condensed consolidated balance sheet. As of September 29, 2012, the balance of the note receivable was $0.7 million.

Accounts receivable

Accounts receivable-trade are recorded at their net realizable value.  The allowance for doubtful accounts was $3.9 million and $5.3 million at December 31, 2011 and 2010, respectively.  The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers' ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded.

Inventories
Inventories

Inventories in the accompanying condensed consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales may cause actual results to differ from estimates at the time such inventory is disposed or sold. As of September 29, 2012, the Company had inventory purchase commitments of approximately $10.0 million. Inventory reserves were approximately $7.2 million at September 29, 2012, increasing approximately $0.9 million compared to the December 31, 2011 inventory reserve balance of approximately $6.3 million.

Inventories

Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method.  The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value.  The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business.  Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold.

The inventory reserves were approximately $6.3 million at December 31, 2011, decreasing during 2011 by $1.4 million compared to the December 31, 2010 reserve balance of approximately $7.2 million.

Property and Equipment
Property and Equipment

Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Building and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.

Property and Equipment

Property and equipment are presented at cost.  Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized.  When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.  Depreciation expense for the years ended December 31, 2011, 2010, and 2009 was approximately $27.3 million, $33.6 million, and $36.6 million, respectively.

On July 30, 2010, the Company entered into an asset purchase agreement to sell substantially all of the assets associated with the operations of its Valencia, Pennsylvania facility for $2.5 million, with $1.9 million received at closing and the remaining $0.6 million recorded as a note receivable due in July 2011.  The Company recognized a loss on the sale of approximately $0.1 million, which was recorded within selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2010 and the note receivable was recorded as a current asset in the consolidated balance sheet as of December 31, 2010.  The note receivable was collected during 2011.

Long-lived assets
Long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the asset's fair value and the discounted cash flow.

The Company tests for long-lived asset impairment at the following asset group levels: (i) Siding, Fencing, and Stone ("Siding"), (ii) the combined U.S. Windows companies in the Windows and Doors segment ("US Windows"), and (iii) Ply Gem Canada (formerly known as CWD Windows and Doors, Inc.) in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. There were no indicators of impairment during the three and nine months ended September 29, 2012.

Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable.  The Company performs undiscounted operating cash flow analyses to determine if impairment exists.  If an impairment is determined to exist, any related impairment loss is calculated based on the asset's fair value and the discounted cash flow.

The Company tests for long-lived asset impairment at the following asset group levels: i) Siding, Fencing, and Stone ("Siding"), ii) the combined US Windows companies in the Windows and Doors segment ("US Windows"), and iii) Ply Gem Canada in the Windows and Doors segment.  For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities.  During the year ended December 31, 2011, the Company incurred an asset impairment charge of approximately $0.2 million related to a specific asset in the Windows and Doors segment that was no longer utilized.

Goodwill
Goodwill

The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings, which would lead to a reduction in future cash flows, could indicate potential impairment. There were no indicators of impairment during the three and nine months ended September 29, 2012 that would trigger an interim impairment test. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.

Goodwill
Purchase accounting involves judgment with respect to the valuation of the acquired assets and liabilities in order to determine the final amount of goodwill.  For significant acquisitions, the Company values items such as property and equipment and acquired intangibles based upon appraisals.

The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant.  All other intangible assets are amortized over their estimated useful lives.  The Company assesses goodwill for impairment at the November month end each year (November 26th for 2011) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value.  To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies.  A significant reduction in projected sales and earnings which would lead to a reduction in future cash flows could indicate potential impairment.  Refer to Note 2 for additional considerations regarding the results of the impairment test in 2011 and 2010.

Debt Issuance Costs
Debt Issuance Costs

Debt issuance costs, composed of facility, agency, and certain legal fees associated with acquiring new debt financing, are amortized over the contractual term of the related agreement using the effective interest method. Debt issuance costs, net of accumulated amortization, were approximately $24.7 million and $26.5 million at September 29, 2012 and December 31, 2011, respectively, and have been recorded in other long-term assets in the accompanying condensed consolidated balance sheets. Amortization of debt issuance costs for the three months ended September 29, 2012 and October 1, 2011 was approximately $1.3 million and $1.0 million, respectively. Amortization of debt issuance costs for the nine months ended September 29, 2012 and October 1, 2011 was approximately $3.8 million and $3.6 million, respectively. Amortization of debt issuance costs is recorded in interest expense in the accompanying condensed consolidated statements of operations.

Debt Issuance Costs

Debt issuance costs, composed of facility, agency, and certain legal fees associated with acquiring new debt financing, are amortized over the contractual term of the related agreement using the effective interest method.  Net debt issuance costs totaled approximately $26.5 million and $20.6 million as of December 31, 2011 and December 31, 2010, respectively, and have been recorded in other long term assets in the accompanying consolidated balance sheets.

Share Based Compensation
Share Based Compensation

Share-based compensation cost for the Company's stock option plan is measured at the grant date, based on the estimated fair value of the award, and is recognized over the requisite service period.  The fair value of each option award is estimated on the grant date using a Black-Scholes option valuation model.  Expected volatility is based on a review of several market indicators, including peer companies.  The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.

Insurance liability
Insurance Liabilities

The Company is self-insured for certain casualty losses and medical liabilities. The Company records insurance liabilities and related expenses for health, workers' compensation, product and general liability losses and other insurance expenses in accordance with either the contractual terms of their policies or, if self-insured, the total liabilities that are estimable and probable as of the reporting date.  Insurance liabilities are recorded as current liabilities to the extent they are expected to be paid in the succeeding year with the remaining requirements classified as long-term liabilities.  The accounting for self-insured plans requires that significant judgments and estimates be made both with respect to the future liabilities to be paid for known claims and incurred but not reported claims as of the reporting date.  The Company relies on historical trends when determining the appropriate health insurance reserves to record in its consolidated balance sheets.  In certain cases where partial insurance coverage exists, the Company must estimate the portion of the liability that will be covered by existing insurance policies to arrive at the net expected liability to the Company.

Income Taxes
Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes, which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Currently, U.S. federal income tax returns are prepared and filed by Ply Gem Prime on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its U.S. subsidiaries. We have executed a tax sharing agreement with Ply Gem Holdings and Ply Gem Prime pursuant to which tax liabilities for each respective party are computed on a stand-alone basis. Our U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs.  A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future.  The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained.  Subsequent to February 12, 2004, U.S. federal income tax returns are prepared and filed by Ply Gem Investment Holdings, Inc. on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its subsidiaries.  The existing tax sharing agreement between Ply Gem Holdings and Ply Gem Investment Holdings under which tax liabilities for each respective party are computed on a stand-alone basis, was amended to include Ply Gem Prime Holdings during 2010.  U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns.  Ply Gem Canada files separate Canadian income tax returns.

Sales taxes		Sales Taxes Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of operations.
Commitments and Contingencies
Commitments and Contingencies

The Company provides accruals for all direct costs associated with the estimated resolution of contingencies at the earliest date at which it is deemed probable that a liability has been incurred and the amount of such liability can be reasonably estimated.  Costs accrued have been estimated based upon an analysis of potential results, assuming a combination of litigation and settlement strategies and outcomes.

Environmental
Environmental

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Environmental

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change.  Costs of future expenditures for environmental remediation obligations are not discounted to their present value.  Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Liquidity
Liquidity

The Company intends to fund its ongoing capital and working capital requirements, including its internal growth, through a combination of cash flows from operations and, if necessary, from borrowings under the revolving credit portion of its asset based lending facility ("ABL Facility").  As of December 31, 2011, the Company had approximately $961.7 million of indebtedness, $151.2 million of contractual availability under the ABL facility, and approximately $69.9 million of borrowing base availability reflecting $55.0 million of ABL borrowings and approximately $6.3 million of letters of credit and priority payable reserves issued under the ABL facility.

Because of the inherent seasonality in our business and the resulting working capital requirements, the Company's liquidity position fluctuates within a given year.  The seasonal effect that creates the Company's greatest needs has historically been experienced during the first six months of the year and the Company anticipates borrowing funds under its ABL Facility to support this requirement.  However, the Company anticipates the funds generated from operations and funds available under the ABL Facility will be adequate to finance its ongoing operational cash flow needs, capital expenditures, debt service obligations, management incentive expenses, and other fees payable under other contractual obligations for the foreseeable future.

Foreign Currency
Foreign Currency

The Company's Canadian subsidiary, Ply Gem Canada, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign subsidiary at the exchange rates in effect at the end of the reporting periods. Net sales and expenses are translated using average exchange rates in effect during the reporting periods. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income (loss) in the accompanying condensed consolidated balance sheets.

Foreign Currency

Ply Gem Canada, the Company's Canadian subsidiary, utilizes the Canadian dollar as its functional currency.  For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at year-end.  Net sales and expenses are translated using average exchange rates in effect during the period.  Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.

The Company recorded a gain from foreign currency transactions of approximately $0.5 million, in each of the years ended December 31, 2011, December 31, 2010, and December 31, 2009.  As of December 31, 2011 and December 31, 2010, accumulated other comprehensive income (loss) included a currency translation adjustment of approximately $(0.7) million and $1.6 million, respectively.

Concentration of Credit Risk
Concentration of Credit Risk

The Company's largest customer in each year accounted for approximately 9.4%, 9.0%, and 9.2% of consolidated net sales for the years ended December 31, 2011, 2010, and 2009, respectively.

Fair Value Measurement
Fair Value Measurement

The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity's own assumptions.

The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company's other financial instruments approximates their fair value.

Fair Value Measurement

The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity's own assumptions.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.  The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

			Quoted Prices	Significant
			in Active Markets	Other	Significant
(Amounts in thousands)		Fair	for Identical	Observable	Unobservable
	Carrying	Value	Assets	Inputs	Inputs
Description	Value	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
As of December 31, 2011	$950,000	$829,188	$829,188	$-	$-
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$159,375	$159,375	$-	$-
Senior Secured Notes-11.75%	725,000	775,750	775,750	-	-
As of December 31, 2010	$875,000	$935,125	$935,125	$-	$-

The fair value of the long-term debt instruments was determined by utilizing available market information.  The carrying value of the Company's other financial instruments approximates their fair value.  Also see Note 5 for fair value disclosures of the pension assets.

New Accounting Pronouncements
New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a significant difference in the amounts presented in statements of financial position prepared in accordance with U.S. GAAP and IFRS for certain entities. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The implementation of this guidance is not expected to have a material impact on the Company's disclosures.

In January 2012, the FASB proposed guidance intended to reduce the cost and complexity of testing indefinite-lived intangible assets for impairment. The proposal would allow companies to perform a "qualitative" assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar to the recently issued guidance on goodwill impairment. The proposal would allow companies the option to first assess qualitatively whether it is necessary to perform the quantitative impairment test. A company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines that it is more likely than not (that is, a likelihood of more than 50 percent) that the asset is impaired. The implementation of this guidance is not expected to have a material impact on the Company's financial position, results of operations, or cash flows.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standards update to comprehensive income aimed at increasing the prominence of items reported in other comprehensive income in the financial statements.  This update requires companies to present comprehensive income in a single statement below net income or in a separate statement of comprehensive income immediately following the income statement.  Companies will no longer be allowed to present comprehensive income on the statement of changes in shareholders' equity.   In both options, companies must present the components of net income, total net income, the components of other comprehensive income, total other comprehensive income and total comprehensive income.  This update does not change which items are reported in other comprehensive income or the requirement to report reclassifications of items from other comprehensive income to net income.  This requirement became effective for the Company beginning with the first quarter 2012 Form 10-Q filing and requires retrospective application for all periods presented.  The Company has retrospectively applied this standard and has included a separate statement of comprehensive (loss) income in the accompanying consolidated financial statements.
In September 2011, the FASB amended its accounting guidance on testing goodwill for impairment by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary when it is more likely than not that the fair value of a reporting unit is greater than its carrying value amount.  If the conditions are achieved, companies would be able to avoid the two-step goodwill impairment test.  The amendments do not change the guidance for how goodwill is calculated or when goodwill is tested for impairment.  The amendments are effective for fiscal years beginning after December 15, 2011 with early adoption permitted.  The implementation of this guidance did not have an impact on the Company's financial position, results of operations, or cash flows for the year ended December 31, 2011, as the Company continued its quantitative assessment for the year ended December 31, 2011.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10-Q) (Policies)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of Ply Gem Holdings, Inc. and its subsidiaries (referred to herein as "Ply Gem Holdings", "Ply Gem", the "Company", "we", "us", or "our") have been prepared in accordance with U.S. generally accepted accounting principles as described in the consolidated financial statements and related notes included in our 2011 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 16, 2012. These statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles and should be read in conjunction with our 2011 Annual Report on Form 10-K. In management's opinion, all normal and recurring adjustments considered necessary for a fair presentation have been included. Operating results for the period from January 1, 2012 through September 29, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Prior to January 11, 2010, Ply Gem Holdings was a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. ("Ply Gem Investment Holdings"), which was wholly owned by Ply Gem Prime Holdings, Inc. ("Ply Gem Prime"). Ply Gem Investment Holdings was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC ("CI Capital Partners") for the purpose of acquiring Ply Gem Industries, Inc. ("Ply Gem Industries") from Nortek, Inc. ("Nortek"). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime, with Ply Gem Prime as the surviving corporation. As a result, each outstanding share of senior preferred stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime. As a result, Ply Gem Holdings is currently a wholly owned subsidiary of Ply Gem Prime. The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC, dated as of December 19, 2003, as amended.

The condensed consolidated balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements of Ply Gem Holdings at that date, but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The Company's fiscal quarters are based on periods ending on the Saturday of the last week in the quarter. Therefore, the financial results of certain fiscal quarters will not be comparable to the prior and subsequent fiscal quarters. The accompanying financial statements include the Company's condensed consolidated statements of operations for the three and nine months ended September 29, 2012 and October 1, 2011, the condensed consolidated statements of cash flows for the nine months ended September 29, 2012 and October 1, 2011, and the condensed consolidated balance sheets as of September 29, 2012 and December 31, 2011.

Ply Gem is a diversified manufacturer of exterior building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company's products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company's sales are usually lower during the first and fourth quarters.

To a significant extent our performance is dependent upon the levels of home repair and remodeling and new home construction spending, all of which are affected by such factors as interest rates, inflation, consumer confidence, unemployment, and availability of consumer credit.

Basis of Presentation

Ply Gem Holdings, Inc. ("Ply Gem Holdings") and its wholly owned subsidiaries (individually and collectively, the "Company" or "Ply Gem") are diversified manufacturers of residential and commercial building products, operating with two segments: (i) Siding, Fencing, and Stone and (ii) Windows and Doors.  Through these segments, Ply Gem Industries, Inc. ("Ply Gem Industries") manufactures and sells, primarily in the United States and Canada, a wide variety of products for the residential and commercial construction, manufactured housing, and remodeling and renovation markets.

Ply Gem Holdings, a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. ("Ply Gem Investment Holdings"), was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC ("CI Capital Partners") for the purpose of acquiring Ply Gem Industries from Nortek, Inc. ("Nortek").  On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime Holdings, Inc. ("Ply Gem Prime"), with Ply Gem Prime being the surviving corporation.  As a result, Ply Gem Holdings is now a wholly owned subsidiary of Ply Gem Prime.

The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings, an affiliate of CI Capital Partners pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC dated as of December 19, 2003, as amended.  Prior to February 12, 2004, the date of the Ply Gem acquisition, Ply Gem Holdings had no operations and Ply Gem Industries was wholly owned by a subsidiary of WDS LLC, which was a wholly owned subsidiary of Nortek.  As a result of the Ply Gem acquisition, the Company applied purchase accounting on February 12, 2004.

On August 27, 2004, Ply Gem Industries acquired all of the outstanding shares of capital stock of MWM Holding, Inc., ("MWM Holding"), in accordance with a stock purchase agreement entered into among Ply Gem Industries, MWM Holding and the selling stockholders.

On February 24, 2006, Ply Gem Industries acquired all of the outstanding shares of capital stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC Holding Company ("AWC", and together with its subsidiaries, "Alenco"), in accordance with a securities purchase agreement entered into among Ply Gem, all of the direct and indirect stockholders, warrant holders and stock options holders of AWC and FNL Management Corp, an Ohio corporation, as their representative.  Pursuant to the securities purchase agreement, Ply Gem purchased all of the issued and outstanding shares of common stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC (other than certain shares of common stock of AWC held by certain members of the senior management of Alenco that were contributed separately to Ply Gem Prime, the new parent company of Ply Gem Investment Holdings, in exchange for shares of capital stock of Ply Gem Prime).  Immediately following the completion of the Alenco acquisition, AWC became a wholly owned subsidiary of Ply Gem.

On October 31, 2006, Ply Gem Industries acquired all of the issued and outstanding shares of common stock of Mastic Home Exteriors, Inc. (formerly known as Alcoa Home Exteriors) ("MHE"), in accordance with a stock purchase agreement entered into among Ply Gem Industries, Alcoa Securities Corporation, and Alcoa Inc.

On September 30, 2007, Ply Gem Industries completed the acquisition of CertainTeed Corporation's vinyl window and patio door business through a stock acquisition.  On the acquisition date, the Company changed the name of the acquired business to Ply Gem Pacific Windows Corporation ("Pacific Windows").

On October 31, 2008, Ply Gem Industries acquired substantially all of the assets of Ply Gem Stone (formerly United Stone Veneer).

Ply Gem is a diversified manufacturer of residential and commercial building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets.  The demand for the Company's products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors.  The Company's sales are usually lower during the first and fourth quarters.

Principles of Consolidation
Principles of Consolidation

The condensed consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned.  All intercompany accounts and transactions have been eliminated.

Accounting Policies and Use of Estimates
Accounting Policies and Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company's accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company's historical experience, current trends and information available from other sources, and are based on management's best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, foreign currency, and the depressed housing and remodeling markets have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company's judgments, actual results could be materially different from the Company's estimates.

Accounting Policies and Use of Estimates

The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States involves estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods.  Certain of the Company's accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates.  By their nature, these judgments are subject to an inherent degree of uncertainty.  The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable.  Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies.  These judgments are based on the Company's historical experience, current trends and information available from other sources, as appropriate and are based on management's best estimates and judgments.  The Company adjusts such estimates and assumptions when facts and circumstances dictate.  Illiquid credit markets, volatile equity, foreign currency, and the depressed housing and remodeling market have combined to increase the uncertainty inherent in such estimates and assumptions.  If different conditions result from those assumptions used in the Company's judgments, actual results could be materially different from the Company's estimates.

Reclassifications
Reclassifications

Certain amounts in the prior fiscal year have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net loss, accumulated deficit, or net cash flow from operations.

Reclassifications

Certain amounts in the prior fiscal years have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net income (loss) or accumulated deficit.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less and which are readily convertible into cash.	Cash Equivalents Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less which are readily convertible into cash.
Accounts Receivable
Accounts Receivable

Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.6 million and $3.9 million at September 29, 2012 and December 31, 2011, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers' ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted. During the nine months ended October 1, 2011, the Company reclassified approximately $1.4 million from accounts receivable to a note receivable, which is classified as other assets in the accompanying condensed consolidated balance sheet. As of September 29, 2012, the balance of the note receivable was $0.7 million.

Accounts receivable

Accounts receivable-trade are recorded at their net realizable value.  The allowance for doubtful accounts was $3.9 million and $5.3 million at December 31, 2011 and 2010, respectively.  The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers' ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded.

Inventories
Inventories

Inventories in the accompanying condensed consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales may cause actual results to differ from estimates at the time such inventory is disposed or sold. As of September 29, 2012, the Company had inventory purchase commitments of approximately $10.0 million. Inventory reserves were approximately $7.2 million at September 29, 2012, increasing approximately $0.9 million compared to the December 31, 2011 inventory reserve balance of approximately $6.3 million.

Inventories

Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method.  The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value.  The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business.  Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold.

The inventory reserves were approximately $6.3 million at December 31, 2011, decreasing during 2011 by $1.4 million compared to the December 31, 2010 reserve balance of approximately $7.2 million.

Property and Equipment
Property and Equipment

Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Building and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.

Property and Equipment

Property and equipment are presented at cost.  Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized.  When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.  Depreciation expense for the years ended December 31, 2011, 2010, and 2009 was approximately $27.3 million, $33.6 million, and $36.6 million, respectively.

On July 30, 2010, the Company entered into an asset purchase agreement to sell substantially all of the assets associated with the operations of its Valencia, Pennsylvania facility for $2.5 million, with $1.9 million received at closing and the remaining $0.6 million recorded as a note receivable due in July 2011.  The Company recognized a loss on the sale of approximately $0.1 million, which was recorded within selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2010 and the note receivable was recorded as a current asset in the consolidated balance sheet as of December 31, 2010.  The note receivable was collected during 2011.

Long-lived assets
Long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the asset's fair value and the discounted cash flow.

The Company tests for long-lived asset impairment at the following asset group levels: (i) Siding, Fencing, and Stone ("Siding"), (ii) the combined U.S. Windows companies in the Windows and Doors segment ("US Windows"), and (iii) Ply Gem Canada (formerly known as CWD Windows and Doors, Inc.) in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. There were no indicators of impairment during the three and nine months ended September 29, 2012.

Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable.  The Company performs undiscounted operating cash flow analyses to determine if impairment exists.  If an impairment is determined to exist, any related impairment loss is calculated based on the asset's fair value and the discounted cash flow.

The Company tests for long-lived asset impairment at the following asset group levels: i) Siding, Fencing, and Stone ("Siding"), ii) the combined US Windows companies in the Windows and Doors segment ("US Windows"), and iii) Ply Gem Canada in the Windows and Doors segment.  For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities.  During the year ended December 31, 2011, the Company incurred an asset impairment charge of approximately $0.2 million related to a specific asset in the Windows and Doors segment that was no longer utilized.

Goodwill
Goodwill

The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings, which would lead to a reduction in future cash flows, could indicate potential impairment. There were no indicators of impairment during the three and nine months ended September 29, 2012 that would trigger an interim impairment test. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.

Goodwill
Purchase accounting involves judgment with respect to the valuation of the acquired assets and liabilities in order to determine the final amount of goodwill.  For significant acquisitions, the Company values items such as property and equipment and acquired intangibles based upon appraisals.

The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant.  All other intangible assets are amortized over their estimated useful lives.  The Company assesses goodwill for impairment at the November month end each year (November 26th for 2011) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value.  To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies.  A significant reduction in projected sales and earnings which would lead to a reduction in future cash flows could indicate potential impairment.  Refer to Note 2 for additional considerations regarding the results of the impairment test in 2011 and 2010.

Debt Issuance Costs
Debt Issuance Costs

Debt issuance costs, composed of facility, agency, and certain legal fees associated with acquiring new debt financing, are amortized over the contractual term of the related agreement using the effective interest method. Debt issuance costs, net of accumulated amortization, were approximately $24.7 million and $26.5 million at September 29, 2012 and December 31, 2011, respectively, and have been recorded in other long-term assets in the accompanying condensed consolidated balance sheets. Amortization of debt issuance costs for the three months ended September 29, 2012 and October 1, 2011 was approximately $1.3 million and $1.0 million, respectively. Amortization of debt issuance costs for the nine months ended September 29, 2012 and October 1, 2011 was approximately $3.8 million and $3.6 million, respectively. Amortization of debt issuance costs is recorded in interest expense in the accompanying condensed consolidated statements of operations.

Debt Issuance Costs

Debt issuance costs, composed of facility, agency, and certain legal fees associated with acquiring new debt financing, are amortized over the contractual term of the related agreement using the effective interest method.  Net debt issuance costs totaled approximately $26.5 million and $20.6 million as of December 31, 2011 and December 31, 2010, respectively, and have been recorded in other long term assets in the accompanying consolidated balance sheets.

Income Taxes
Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes, which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Currently, U.S. federal income tax returns are prepared and filed by Ply Gem Prime on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its U.S. subsidiaries. We have executed a tax sharing agreement with Ply Gem Holdings and Ply Gem Prime pursuant to which tax liabilities for each respective party are computed on a stand-alone basis. Our U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs.  A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future.  The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained.  Subsequent to February 12, 2004, U.S. federal income tax returns are prepared and filed by Ply Gem Investment Holdings, Inc. on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its subsidiaries.  The existing tax sharing agreement between Ply Gem Holdings and Ply Gem Investment Holdings under which tax liabilities for each respective party are computed on a stand-alone basis, was amended to include Ply Gem Prime Holdings during 2010.  U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns.  Ply Gem Canada files separate Canadian income tax returns.

Environmental
Environmental

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Environmental

The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change.  Costs of future expenditures for environmental remediation obligations are not discounted to their present value.  Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Foreign Currency
Foreign Currency

The Company's Canadian subsidiary, Ply Gem Canada, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign subsidiary at the exchange rates in effect at the end of the reporting periods. Net sales and expenses are translated using average exchange rates in effect during the reporting periods. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income (loss) in the accompanying condensed consolidated balance sheets.

Foreign Currency

Ply Gem Canada, the Company's Canadian subsidiary, utilizes the Canadian dollar as its functional currency.  For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at year-end.  Net sales and expenses are translated using average exchange rates in effect during the period.  Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.

The Company recorded a gain from foreign currency transactions of approximately $0.5 million, in each of the years ended December 31, 2011, December 31, 2010, and December 31, 2009.  As of December 31, 2011 and December 31, 2010, accumulated other comprehensive income (loss) included a currency translation adjustment of approximately $(0.7) million and $1.6 million, respectively.

Fair Value Measurement
Fair Value Measurement

The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity's own assumptions.

The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company's other financial instruments approximates their fair value.

Fair Value Measurement

The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity's own assumptions.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.  The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

			Quoted Prices	Significant
			in Active Markets	Other	Significant
(Amounts in thousands)		Fair	for Identical	Observable	Unobservable
	Carrying	Value	Assets	Inputs	Inputs
Description	Value	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
As of December 31, 2011	$950,000	$829,188	$829,188	$-	$-
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$159,375	$159,375	$-	$-
Senior Secured Notes-11.75%	725,000	775,750	775,750	-	-
As of December 31, 2010	$875,000	$935,125	$935,125	$-	$-

The fair value of the long-term debt instruments was determined by utilizing available market information.  The carrying value of the Company's other financial instruments approximates their fair value.  Also see Note 5 for fair value disclosures of the pension assets.

New Accounting Pronouncements
New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a significant difference in the amounts presented in statements of financial position prepared in accordance with U.S. GAAP and IFRS for certain entities. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The implementation of this guidance is not expected to have a material impact on the Company's disclosures.

In January 2012, the FASB proposed guidance intended to reduce the cost and complexity of testing indefinite-lived intangible assets for impairment. The proposal would allow companies to perform a "qualitative" assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar to the recently issued guidance on goodwill impairment. The proposal would allow companies the option to first assess qualitatively whether it is necessary to perform the quantitative impairment test. A company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines that it is more likely than not (that is, a likelihood of more than 50 percent) that the asset is impaired. The implementation of this guidance is not expected to have a material impact on the Company's financial position, results of operations, or cash flows.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standards update to comprehensive income aimed at increasing the prominence of items reported in other comprehensive income in the financial statements.  This update requires companies to present comprehensive income in a single statement below net income or in a separate statement of comprehensive income immediately following the income statement.  Companies will no longer be allowed to present comprehensive income on the statement of changes in shareholders' equity.   In both options, companies must present the components of net income, total net income, the components of other comprehensive income, total other comprehensive income and total comprehensive income.  This update does not change which items are reported in other comprehensive income or the requirement to report reclassifications of items from other comprehensive income to net income.  This requirement became effective for the Company beginning with the first quarter 2012 Form 10-Q filing and requires retrospective application for all periods presented.  The Company has retrospectively applied this standard and has included a separate statement of comprehensive (loss) income in the accompanying consolidated financial statements.
In September 2011, the FASB amended its accounting guidance on testing goodwill for impairment by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary when it is more likely than not that the fair value of a reporting unit is greater than its carrying value amount.  If the conditions are achieved, companies would be able to avoid the two-step goodwill impairment test.  The amendments do not change the guidance for how goodwill is calculated or when goodwill is tested for impairment.  The amendments are effective for fiscal years beginning after December 15, 2011 with early adoption permitted.  The implementation of this guidance did not have an impact on the Company's financial position, results of operations, or cash flows for the year ended December 31, 2011, as the Company continued its quantitative assessment for the year ended December 31, 2011.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of fair value liabilities
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

				Significant
(Amounts in thousands)				Other	Significant
		Fair	Quoted Prices	Observable	Unobservable
	Carrying	Value	in Active Markets	Inputs	Inputs
	Value *	Total	(Level 1)	(Level 2)	(Level 3)
As of September 29, 2012
Liabilities:
Senior Unsecured Notes-9.375%	$160,000	$160,800	$160,800	$-	$-
Senior Secured Notes-8.25%	840,000	876,750	876,750	-	-
	$1,000,000	$1,037,550	$1,037,550	$-	$-

As of December 31, 2011
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
	$950,000	$829,188	$829,188	$-	$-

*Carrying values exclude unamortized discounts for long-term debt.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.  The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

			Quoted Prices	Significant
			in Active Markets	Other	Significant
(Amounts in thousands)		Fair	for Identical	Observable	Unobservable
	Carrying	Value	Assets	Inputs	Inputs
Description	Value	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
As of December 31, 2011	$950,000	$829,188	$829,188	$-	$-
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$159,375	$159,375	$-	$-
Senior Secured Notes-11.75%	725,000	775,750	775,750	-	-
As of December 31, 2010	$875,000	$935,125	$935,125	$-	$-

The fair value of the long-term debt instruments was determined by utilizing available market information.  The carrying value of the Company's other financial instruments approximates their fair value.  Also see Note 5 for fair value disclosures of the pension assets.

Components of accumulated other comprehensive (loss) income
The components of accumulated other comprehensive (loss) income are as follows:

(amounts in thousands)	Foreign	Minimum	Accumulated
	currency	pension	other
	translation	liability	comprehensive
		adjustments	income
Balance at December 31, 2008	$(605)	$(4,938)	$(5,543)
Net current period change	4,709	1,158	5,867

Balance at December 31, 2009	4,104	(3,780)	324
Net current period change	1,639	(740)	899

Balance at December 31, 2010	5,743	(4,520)	1,223
Net current period change	(691)	(6,600)	(7,291)

Balance at December 31, 2011	$5,052	$(11,120)	$(6,068)

GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Goodwill [Abstract]
Schedule of reporting unit goodwill balances
The reporting unit goodwill balances were as follows as of September 29, 2012 and December 31, 2011:

(Amounts in thousands)
	Siding, Fencing and Stone	Windows and Doors
December 31, 2011	$320,107	$71,360	$391,467
2012 Activity	877	373	1,250
September 29, 2012	$320,984	$71,733	$392,717

The reporting unit goodwill balances were as follows as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)
	December 31, 2011	December 31, 2010
Siding, Fencing and Stone	$320,107	$320,107
Windows and Doors	71,360	73,326
	$391,467	$393,433

Rollforward of goodwill
A rollforward of goodwill for 2011 and 2010 is included in the table below:

	Windows and	Siding, Fencing
(Amounts in thousands)	Doors	and Stone

Balance as of January 1, 2010
Goodwill	$400,504	$442,334
Accumulated impairment losses	(327,773)	(122,227)
	72,731	320,107

Currency translation adjustments	595	-
Balance as of December 31, 2010
Goodwill	401,099	442,334
Accumulated impairment losses	(327,773)	(122,227)
	73,326	320,107

Currency translation adjustments	(244)	-
Purchase accounting adjustment	(307)	-
Tax benefit of excess tax goodwill	(1,415)	-
Balance as of December 31, 2011
Goodwill	399,133	442,334
Accumulated impairment losses	(327,773)	(122,227)
	$71,360	$320,107

INTANGIBLE ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
Components of intangible assets
The following table presents the components of intangible assets as of September 29, 2012 and December 31, 2011:

	Average
	Amortization
(Amounts in thousands)	Period		Accumulated	Net Carrying
	(in Years)	Cost	Amortization	Value
As of September 29, 2012:
Patents	14	$12,770	$(8,074)	$4,696
Trademarks/Tradenames	11	85,644	(58,358)	27,286
Customer relationships	13	158,158	(89,980)	68,178
Other		2,647	(1,714)	933
Total intangible assets	13	$259,219	$(158,126)	$101,093

As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

The table that follows presents the major components of intangible assets as of December 31, 2011 and 2010:

	Average
	Amortization
	Period		Accumulated	Net Carrying
(Amounts in thousands)	(in Years)	Cost	Amortization	Value
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

As of December 31, 2010:
Patents	14	$12,770	$(6,418)	$6,352
Trademarks/Tradenames	11	85,644	(34,885)	50,759
Customer relationships	13	158,158	(68,651)	89,507
Other		1,631	(1,284)	347
Total intangible assets	13	$258,203	$(111,238)	$146,965

Schedule of expected amortization expense
Estimated amortization expense for the remainder of 2012 and for fiscal years 2013, 2014, 2015, and 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012 (remainder of year)	$6,676
2013	16,732
2014	15,353
2015	14,827
2016	14,240

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was approximately $26.7 million, $27.1 million, and $19.7 million, respectively.  Estimated amortization expense for the fiscal years 2012 through 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012	$26,875
2013	16,723
2014	15,344
2015	14,818
2016	14,231

LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
LONG-TERM DEBT [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt in the accompanying condensed consolidated balance sheets at September 29, 2012 and December 31, 2011 consists of the following:

(Amounts in thousands)	September 29, 2012	December 31, 2011

Senior secured asset based revolving credit facility	$55,000	$55,000
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $42,194 and $40,641, respectively	797,806	759,359
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689	-	147,311
9.375% Senior unsecured notes due 2017, net of
unamortized discount of $10,036	149,964	-
	$1,002,770	$961,670

Long-term debt in the accompanying consolidated balance sheets at December 31, 2011 and 2010 consists of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Senior secured asset based revolving credit facility	$55,000	$30,000
11.75% Senior secured notes due 2013, net of
unamortized discount of $0 and $7,318	-	717,682
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $40,641 and $0	759,359	-
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689 and $3,519	147,311	146,481
	$961,670	$894,163

Schedule of Extinguishment and Modification of Debt
Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million for the three months ended September 29, 2012 and $3.6 million and $27.9 million for the nine months ended September 29, 2012 and October 1, 2011, respectively as summarized in the tables below.

	For the three months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
13.125% Senior Subordinated Notes call premium	$(1,487)	$-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	-
Loss on modification of debt:
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	-

Total loss on modification or extinguishment of debt	$(3,607)	$-

	For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
Tender premium associated with the 11.75% Senior Secured Notes	$-	$(10,883)
11.75% Senior Secured Notes unamortized discount	-	(775)
11.75% Senior Secured Notes unamortized debt issuance costs	-	(2,757)
13.125% Senior Subordinated Notes call premium	(1,487)	-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	(14,415)
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	-	(12,261)
Unamortized debt issuance costs for prior ABL Facility	-	(1,187)
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	(13,448)

Total loss on modification or extinguishment of debt	$(3,607)	$(27,863)

Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2011 and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(Amounts in thousands)	December 31, 2011	December 31, 2010

Gain (loss) on extinguishment of debt:
Tender premium	$(10,883)	$-
11.75% Senior Secured Notes unamortized discount	(775)	-
11.75% Senior Secured Notes unamortized debt issuance costs	(2,757)	-
	(14,415)	-

Carrying value of 9% Senior Subordinated Notes	-	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	-	(5,780)
9% Senior Subordinated Notes unamortized premium	-	100
Reaquisition price of 9% Senior Subordinated Notes	-	(256,133)
	-	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	(12,261)	-
Unamortized debt issuance costs for previous ABL Facility	(1,187)	-
	(13,448)	-

Total gain (loss) on modification or extinguishment of debt	$(27,863)	$98,187

Schedule of maturities of long-term debt
The following table summarizes the Company's long-term debt maturities due in each fiscal year after December 31, 2011.

	As of	Proforma as of
(Amounts in thousands)	December 31, 2011	December 31, 2011 (1)

2012	$-	$-
2013	-	-
2014	202,311	202,311
2015	-	-
2016	-	-
Thereafter	759,359	793,359
	$961,670	$995,670

(1)  These amounts are proforma as of December 31, 2011 for the February 2012 debt transaction.

DEFINED BENEFIT PLANS (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
DEFINED BENEFIT PLANS [Abstract]
Reconciliation of benefit obligations, plan assets, and funded status of the combined plans
The table that follows provides a reconciliation of benefit obligations, plan assets, and funded status of the combined plans in the accompanying consolidated balance sheets at December 31, 2011 and 2010:

	December 31,	December 31,
(Amounts in thousands)	2011	2010

Change in projected benefit obligation
Benefit obligation at beginning of year	$38,066	$34,846
Service cost	98	92
Interest cost	1,931	2,014
Actuarial loss	4,138	2,717
Benefits and expenses paid	(1,833)	(1,603)
Projected benefit obligation at end of year	$42,400	$38,066

Change in plan assets
Fair value of plan assets at beginning of year	$26,929	$24,394
Actual return on plan assets	(680)	2,870
Employer and participant contributions	1,961	1,268
Benefits and expenses paid	(1,833)	(1,603)
Fair value of plan assets at end of year	$26,377	$26,929

Funded status and financial position:
Fair value of plan assets	$26,377	$26,929
Benefit obligation at end of year	42,400	38,066
Funded status	$(16,023)	$(11,137)

Amount recognized in the balance sheet consists of:
Current liability	$(2,577)	$(1,961)
Noncurrent liability	(13,446)	(9,176)
Liability recognized in the balance sheet	$(16,023)	$(11,137)

Accumulated other comprehensive loss
Amounts recognized in accumulated other comprehensive loss at December 31, 2011 and December 31, 2010 consisted of the following:

(Amounts in thousands)	December 31,	December 31,
	2011	2010
Initial net asset (obligation)	$-	$-
Prior service credit (cost)	-	-
Net loss	14,365	7,788
Accumulated other comprehensive loss	$14,365	$7,788

Actuarial assumptions
Plan assets consist of cash and cash equivalents, fixed income mutual funds, equity mutual funds, as well as other investments.  The discount rate for the projected benefit obligation was chosen based upon rates of returns available for high-quality fixed-income securities as of the plan's measurement date.   The Company reviewed several bond indices, comparative data, and the plan's anticipated cash flows to determine a single discount rate which would approximate the rate in which the obligation could be effectively settled.  The expected long-term rate of return on assets is based on the Company's historical rate of return. The weighted average rate assumptions used in determining pension costs and the projected benefit obligation for the periods indicated are as follows:

	For the year ended December 31,
	2011	2010	2009

Discount rate for projected benefit obligation	4.50%	5.30%	5.95%
Discount rate for pension costs	5.30%	5.95%	6.35%
Expected long-term average return on plan assets	7.50%	7.50%	7.50%

Net periodic benefit costs
The Company's net periodic expense for the combined pension plans for the periods indicated consists of the following components:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Service cost	$-	$27	$-	$81
Interest cost	467	493	1,401	1,479
Expected return on plan assets	(504)	(488)	(1,512)	(1,464)
Amortization of loss	200	77	600	231
Net periodic expense	$163	$109	$489	$327

The Company's net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Service cost	$98	$92	$177
Interest cost	1,931	2,014	2,000
Expected return on plan assets	(2,028)	(1,818)	(1,462)
Amortization of loss	269	203	502
Net periodic benefit expense	$270	$491	$1,217

Pension assets
The weighted-average asset allocations at December 31, 2011 by asset category are as follows:

			Weighted Average
	Target	Actual allocation as of	Expected Long-Term
	Allocation	December 31, 2011	Rate of Return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	7.9%	0.5%
U.S. Small Cap Funds	3.0%	3.1%	0.3%
International Equity	15.0%	15.2%	1.6%
Fixed income	45.0%	45.0%	2.3%
Other investments	7.0%	6.9%	0.6%
	100.0%	100.0%	7.3%

(1) The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

The weighted-average asset allocations at December 31, 2010 by asset category are as follows:

			Weighted Average
	Target	Actual allocation as of	Expected Long-Term
	Allocation	December 31, 2010	Rate of Return (1)
Asset Category
U.S. Large Cap Funds	25.0%	23.1%	2.0%
U.S. Mid Cap Funds	5.0%	8.6%	0.5%
U.S. Small Cap Funds	3.0%	3.4%	0.3%
International Equity	15.0%	15.5%	1.4%
Fixed income	45.0%	42.4%	2.3%
Other investments	7.0%	7.0%	0.6%
	100.0%	100.0%	7.1%

(1) The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.

Plan assets measured at fair value on a recurring basis
The following table summarizes the Company's plan assets measured at fair value on a recurring basis (at least annually) as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)	Fair value as of	Quoted Prices in Active	Significant Other	Significant
	December 31,	Markets for Identical	Observable Inputs	Unobservable Inputs
	2011	Assets (Level 1)	(Level 2)	(Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$5,793	$5,793	$-	$-
U.S. Mid Cap Funds	2,087	1,032	1,055	-
U.S. Small Cap Funds	812	393	419	-
International Funds	3,996	3,996	-	-
Fixed Income
Domestic Bond Funds (2)	11,863	1,317	10,546	-
Other Investments
Commodity Funds (3)	1,302	1,302	-	-
Cash & Equivalents	524	-	524	-
	$26,377	$13,833	$12,544	$-

(Amounts in thousands)	Fair value as of	Quoted Prices in Active	Significant Other	Significant
	December 31,	Markets for Identical	Observable Inputs	Unobservable Inputs
	2010	Assets (Level 1)	(Level 2)	(Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$6,228	$6,228	$-	$-
U.S. Mid Cap Funds	2,326	1,158	1,168	-
U.S. Small Cap Funds	908	423	485	-
International Funds	4,168	4,168	-	-
Fixed Income
Domestic Bond Funds (2)	11,415	1,315	10,100	-
Other Investments
Commodity Funds (3)	1,512	1,512	-	-
Cash & Equivalents	372	-	372	-
	$26,929	$14,804	$12,125	$-

(1) Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
(2) Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
(3) Commodity funds are comprised of two mutual funds which represent small market energy funds.

Benefit plan payments
The following table shows expected benefit payments for the next five fiscal years and the aggregate five years thereafter from the combined plans. These benefit payments consist of qualified defined benefit plan payments that are made from the respective plan trusts and do not represent an immediate cash outflow to the Company.

Fiscal Year	Expected Benefit Payments
(Amounts in thousands)

2012	$1,857
2013	1,922
2014	1,999
2015	2,080
2016	2,180
2017-2021	12,503

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of lease obligation, partially offset by subleases
At December 31, 2011, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations.  Future minimum rental obligations for non-cancellable lease payments total approximately $120.2 million at December 31, 2011.  The lease obligations, partially offset by subleases, are payable as follows:

	Lease	Sublease
(Amounts in thousands)	Commitments	Income

2012	$18,979	$431
2013	17,525	440
2014	14,275	449
2015	12,197	458
2016	9,766	467
Thereafter	47,480	4,089

Components of the indemnification
(Amounts in thousands)	September 29, 2012	December 31, 2011

Product claim liabilities	$223	$193
Multiemployer pension plan withdrawal liability	2,675	2,854
Other	582	572
	$3,480	$3,619

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition.  In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable.  The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement.  A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.6 million and $3.9 million at December 31, 2011 and December 31, 2010, respectively.  As of December 31, 2011 and December 31, 2010, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.2 million and $3.5 million, respectively, in long-term liabilities, consisting of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Product claim liabilities	$193	$216
Multiemployer pension plan withdrawal liability	2,854	3,079
Other	572	602
	$3,619	$3,897

Changes in the Company's warranty liabilities
Changes in the Company's warranty liabilities are as follows:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Balance, beginning of period	$37,510	$40,777	$38,612	$41,780
Warranty expense during period	2,992	1,256	7,386	5,450
Settlements made during period	(2,854)	(2,948)	(8,350)	(8,145)
Balance, end of period	$37,648	$39,085	$37,648	$39,085

Changes in the Company's short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Balance, beginning of period	$41,780	$43,398	$45,653
Warranty expense during period	7,359	11,364	12,783
Settlements made during period	(10,527)	(12,982)	(15,038)
Balance, end of period	$38,612	$41,780	$43,398

ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES [Abstract]
Accrued expenses and other long term liabilities
Accrued expenses consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$3,327	$3,229
Employee compensation and benefits	10,298	6,270
Sales and marketing	24,772	23,282
Product warranty	7,892	7,677
Accrued freight	963	498
Interest	8,770	34,183
Accrued pension	2,577	2,577
Accrued environmental liability	470	708
Accrued taxes	3,443	2,093
Other	17,609	10,364
	$80,121	$90,881

Other long-term liabilities consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$1,316	$1,642
Pension liabilities	11,851	13,446
Multi-employer pension withdrawal liability	2,675	2,854
Product warranty	29,756	30,935
Long-term product claim liability	223	193
Long-term environmental liability	1,990	1,750
Liabilities for tax uncertainties	3,946	3,546
Other	6,350	3,362
	$58,107	$57,728

Accrued expenses consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$3,229	$3,887
Employee compensation and benefits	6,270	6,086
Sales and marketing	23,282	21,637
Product warranty	7,677	9,375
Accrued freight	498	513
Accrued interest	34,183	13,592
Accrued environmental liability	708	448
Accrued pension	2,577	1,961
Accrued deferred compensation	-	2,155
Accrued taxes	2,093	3,123
Other	10,364	12,340
	$90,881	$75,117

Other long-term liabilities consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$1,642	$2,216
Pension liabilities	13,446	9,176
Multi-employer pension withdrawal liability	2,854	3,079
Product warranty	30,935	32,405
Long-term product claim liability	193	216
Long-term environmental liability	1,750	434
Liabilities for tax uncertainties	3,546	10,123
Other	3,362	2,840
	$57,728	$60,489

RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2011
RESTRUCTURING [Abstract]
Schedule of restructuring and related costs
The following table summarizes the Company's restructuring activity for the year ended December 31, 2011:

(Amounts in thousands)	Accrued as of	Adjustments	Cash payments	Expensed	Accrued as of
	December 31, 2010	during 2011	during 2011	during 2011	December 31, 2011
Hammonton, NJ
Severance costs	$-	$-	$-	$-	$-
Contract terminations	220		(220)	-	-
Equipment removal and other	-	-	-	-	-
	$220	$-	$(220)	$-	$-

Phoenix, AZ
Severance costs	$-	$-	$-	$-	$-
Contract terminations	187	-	(187)	-	-
Equipment removal and other	-	-	-	-	-
	$187	$-	$(187)	$-	$-

The Company recorded restructuring costs in selling, general and administrative expenses in the years and segments shown in the following table:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Siding, Fencing and Stone	$-	$112	$2,445
Windows and Doors	-	102	5,258
	$-	$214	$7,703

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
Summary of components of earnings (loss) before provision (benefit) for income taxes
The following is a summary of the components of earnings (loss) before provision (benefit) for income taxes:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Domestic	$(86,538)	$23,927	$(101,378)
Foreign	2,714	8,767	6,660
	$(83,824)	$32,694	$(94,718)

Summary of provision (benefit) for income taxes
The following is a summary of the provision (benefit) for income taxes included in the accompanying consolidated statement of operations:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Federal:
Current	$(6,617)	$83	$(5,176)
Deferred	6,640	1,331	(17,825)
	23	1,414	(23,001)
State:
Current	$654	$1,526	$1,827
Deferred	(847)	(350)	1,149
	(193)	1,176	2,976
Foreign:
Current	$353	$1,815	$1,433
Deferred	500	622	626
	853	2,437	2,059

Total	$683	$5,027	$(17,966)

Reconciliation of federal statutory income tax rate to the effective tax rate
               The table that follows reconciles the federal statutory income tax rate to the effective tax rate of approximately 0.8% for the year ended December 31, 2011, 15.4% for the year ended December 31, 2010, and 18.9% for the year ended December 31, 2009.

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Income tax provision (benefit)
at the federal statutory rate	$(29,338)	$11,443	$(33,151)

Net change from statutory rate:
Valuation allowance	38,939	(28,692)	35,890
Federal impact of cancellation of debt income	-	17,667	(17,603)
State impact of cancellation of debt income	-	2,646	(1,187)
Federal net operating loss adjustment	-	2,581	-
State income tax benefit, net of federal income
tax benefit and goodwill impairment in 2009	(1,936)	(766)	(3,293)
Taxes at non U.S. statutory rate	76	(153)	89
Additional provisions/reversals of uncertain
tax positions	(6,287)	342	1,114
Canadian rate differential	(254)	(592)	(361)
Other, net	(517)	551	536
	$683	$5,027	$(17,966)

Deferred income tax assets and liabilities
               The tax effect of temporary differences, which gave rise to significant portions of deferred income tax assets and liabilities as of December 31, 2011 and 2010 are as follows:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Deferred tax assets:
Accounts receivable	$1,397	$2,028
Insurance reserves	1,832	2,290
Warranty reserves	11,668	12,280
Pension accrual	6,413	4,407
Deferred compensation	683	121
Inventories	3,100	3,407
Plant closure/relocations	-	407
Original issue discount - cancellation of indebtedness	-	2,499
Federal, net operating loss carry-forwards	76,789	48,251
State net operating loss carry-forwards	11,380	8,579
Interest	4,636	4,650
Other assets, net	5,172	5,307
Valuation allowance	(49,780)	(8,279)
Total deferred tax assets	73,290	85,947
Deferred tax liabilities:
Property and equipment, net	(17,517)	(18,893)
Intangible assets, net	(39,912)	(47,158)
Deferred financing	(14,995)	(4,327)
Cancellation of debt income	-	(9,920)
Other liabilities, net	(1,935)	(1,764)
Total deferred tax liabilities	(74,359)	(82,062)
Net deferred tax asset (liability)	$(1,069)	$3,885

Rollforward of gross tax contingencies
               The following is a rollforward of gross tax contingencies from January 1, 2010 through December 31, 2011.

Balance at January 1, 2010	$18,401
Additions based on tax positions related to current year	407
Additions for tax positions of prior years	54
Reductions for tax positions of prior years	-
Settlement or lapse of applicable statutes	(158)
Unrecognized tax benefits balance at December 31, 2010	18,704
Additions based on tax positions related to current year	274
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-
Settlement or lapse of applicable statutes	(6,268)
Unrecognized tax benefits balance at December 31, 2011	$12,710

STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Fair value of option
               The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing method.  The assumptions used in the model are outlined in the following table:

	December 31, 2011	December 31, 2010	December 31, 2009
Weighted average fair value of options granted	$35.07	$24.69	$0.72
Weighted average assumptions used:
Expected volatility	46%	30%	30%
Expected term (in years)	3.65	5	5
Risk-free interest rate	0.91%	2.42%	2.30%
Expected dividend yield	0%	0%	0%

Stock options outstanding
A summary of changes in stock options outstanding during the year ended December 31, 2011 is presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2011	387,891	$56.38	6.48
Granted	150,000		-
Forfeited or expired	(35,047)		-
Balance at December 31, 2011	502,844	$68.57	6.75

Common stock outstanding
A rollforward of Ply Gem Prime's common stock during the nine months ended September 29, 2012 is as follows.

Common Stock
Shares Owned by
Management

Balance at January 1, 2012	452,872
Shares issued	-
Shares repurchased	-
Balance at September 29, 2012	452,872

       On September 29, 2006 the Company amended the put right section of its Stockholders' Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership.  As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards.  On September 29, 2006, the repurchase price under the put right formula was less than $0.  As such, no compensation cost will be recognized for these shares.

Common Stock
Shares Owned by
Management

Balance at January 1, 2011	582,282
Shares issued	-
Shares repurchased	(129,410)
Balance at December 31, 2011	452,872

SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
Summary of the Company's segment information
The following is a summary of the Company's segment information:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Net Sales
Siding, Fencing, and Stone	$179,852	$184,520	$511,157	$494,002
Windows and Doors	126,341	113,369	341,501	298,485
	$306,193	$297,889	$852,658	$792,487

Operating earnings (loss)
Siding, Fencing, and Stone	$34,403	$33,335	$88,487	$72,520
Windows and Doors	(2,370)	(3,373)	(15,622)	(23,839)
Unallocated	(4,762)	(4,893)	(13,506)	(12,081)
	$27,271	$25,069	$59,359	$36,600

	Total assets as of
	September 29, 2012	December 31, 2011

Siding, Fencing, and Stone	$600,604	$579,195
Windows and Doors	274,706	273,909
Unallocated	50,005	39,808
	$925,315	$892,912

Following is a summary of the Company's segment information:
	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Net sales
Siding, Fencing, and Stone	$639,290	$604,406	$577,390
Windows and Doors	395,567	391,500	373,984
	$1,034,857	$995,906	$951,374
Operating earnings (loss)
Siding, Fencing, and Stone	$90,849	$92,612	$77,756
Windows and Doors	(31,134)	(19,410)	(23,504)
Unallocated	(14,784)	(16,372)	(14,142)
	$44,931	$56,830	$40,110
Interest expense, net
Siding, Fencing, and Stone	$(83)	$(121)	$(169)
Windows and Doors	(13)	90	183
Unallocated	101,480	122,864	135,289
	$101,384	$122,833	$135,303
Depreciation and amortization
Siding, Fencing, and Stone	$23,598	$27,578	$29,341
Windows and Doors	30,217	32,936	26,740
Unallocated	205	204	190
	$54,020	$60,718	$56,271
Income tax expense (benefit)
Unallocated	$683	$5,027	$(17,966)

Capital expenditures
Siding, Fencing, and Stone	$5,906	$5,928	$3,562
Windows and Doors	4,651	5,177	4,222
Unallocated	933	-	23
	$11,490	$11,105	$7,807

	As of December 31,
	2011	2010
Total assets
Siding, Fencing, and Stone	$579,195	$585,542
Windows and Doors	273,909	298,898
Unallocated	39,808	37,797
	$892,912	$922,237

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2011
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) [Abstract]
Quarterly results of operations
The following is a summary of the quarterly results of operations.

	Quarter	Quarter	Quarter	Quarter
	Ended	Ended	Ended	Ended
	December 31,	October 1,	July 2,	April 2,
(Amounts in thousands)	2011	2011	2011	2011

Net sales	$242,370	$297,889	$294,491	$200,107

Gross profit	49,899	65,822	67,029	27,782

Net income (loss)	(15,220)	(458)	2,063	(70,892)	(1)

	Quarter	Quarter	Quarter	Quarter
	Ended	Ended	Ended	Ended
	December 31,	October 2,	July 3,	April 3,
(Amounts in thousands)	2010	2010	2010	2010

Net sales	$220,496	$269,545	$301,660	$204,205

Gross profit	45,845	62,643	70,575	36,897

Net income (loss)	(19,632)	(6,394)	(409)	54,102	(2)

(1)
The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt.  See Note 4 for description of loss on debt modification and extinguishment.

(2)	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION [Abstract]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$285,812	$20,381	$-	$306,193
Cost of products sold	-	-	221,325	14,175	-	235,500
Gross profit	-	-	64,487	6,206	-	70,693
Operating expenses:
Selling, general and
administrative expenses	-	4,684	28,036	3,964	-	36,684
Intercompany administrative
charges	-	-	3,719	762	(4,481)	-
Amortization of intangible assets	-	78	6,660	-	-	6,738
Total operating expenses	-	4,762	38,415	4,726	(4,481)	43,422
Operating earnings (loss)	-	(4,762)	26,072	1,480	4,481	27,271
Foreign currency gain	-	-	-	100	-	100
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(27,533)	(10)	-	-	(27,543)
Interest income	-	1	11	5	-	17
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	4,481	-	-	(4,481)	-
Income (loss) before equity in
subsidiaries' income	-	(5,738)	391	1,585	-	(3,762)
Equity (loss) in subsidiaries' income	(3,673)	2,065	-	-	1,608	-
Income (loss) before provision
(benefit) for income taxes	(3,673)	(3,673)	391	1,585	1,608	(3,762)
Provision (benefit) for income taxes	-	-	(531)	442	-	(89)
Net income (loss)	$(3,673)	$(3,673)	$922	$1,143	$1,608	$(3,673)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	968	-	968
Total comprehensive income (loss)	$(3,673)	$(3,673)	$922	$2,111	$1,608	$(2,705)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$276,903	$20,986	$-	$297,889
Cost of products sold	-	-	217,869	14,198	-	232,067
Gross profit	-	-	59,034	6,788	-	65,822
Operating expenses:
Selling, general and
administrative expenses	-	4,884	25,345	3,857	-	34,086
Intercompany administrative
charges	-	-	3,705	486	(4,191)	-
Amortization of intangible assets	-	9	6,658	-	-	6,667
Total operating expenses	-	4,893	35,708	4,343	(4,191)	40,753
Operating earnings (loss)	-	(4,893)	23,326	2,445	4,191	25,069
Foreign currency gain	-	-	-	115	-	115
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(25,193)	-	(1)	-	(25,194)
Interest income	-	1	16	1	-	18
Intercompany administrative income	-	4,191	-	-	(4,191)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(212)	(2,340)	2,560	-	8
Equity in subsidiaries' income (loss)	(458)	(246)	-	-	704	-
Income (loss) before provision
(benefit) for income taxes	(458)	(458)	(2,340)	2,560	704	8
Provision (benefit) for income taxes	-	-	(250)	716	-	466
Net income (loss)	$(458)	$(458)	$(2,090)	$1,844	$704	$(458)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(2,603)	-	(2,603)
Total comprehensive loss	$(458)	$(458)	$(2,090)	$(759)	$704	$(3,061)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$799,788	$52,870	$-	$852,658
Cost of products sold	-	-	627,187	38,490	-	665,677
Gross profit	-	-	172,601	14,380	-	186,981
Operating expenses:
Selling, general and
administrative expenses	-	13,284	82,605	11,534	-	107,423
Intercompany administrative
charges	-	-	10,658	2,094	(12,752)	-
Amortization of intangible assets	-	222	19,977	-	-	20,199
Total operating expenses	-	13,506	113,240	13,628	(12,752)	127,622
Operating earnings (loss)	-	(13,506)	59,361	752	12,752	59,359
Foreign currency gain	-	-	-	264	-	264
Intercompany interest	-	77,048	(77,048)	-	-	-
Interest expense	-	(78,545)	(10)	(2)	-	(78,557)
Interest income	-	3	57	11	-	71
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	12,752	-	-	(12,752)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(5,855)	(17,640)	1,025	-	(22,470)
Equity in subsidiaries' income (loss)	(24,049)	(18,194)	-	-	42,243	-
Income (loss) before provision
for income taxes	(24,049)	(24,049)	(17,640)	1,025	42,243	(22,470)
Provision for income taxes	-	-	1,258	321	-	1,579
Net income (loss)	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	939	-	939
Total comprehensive income (loss)	$(24,049)	$(24,049)	$(18,898)	$1,643	$42,243	$(23,110)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$742,876	$49,611	$-	$792,487
Cost of products sold	-	-	596,363	35,491	-	631,854
Gross profit	-	-	146,513	14,120	-	160,633
Operating expenses:
Selling, general and
administrative expenses	-	12,054	80,473	11,486	-	104,013
Intercompany administrative
charges	-	-	11,106	1,472	(12,578)	-
Amortization of intangible assets	-	27	19,993	-	-	20,020
Total operating expenses	-	12,081	111,572	12,958	(12,578)	124,033
Operating earnings (loss)	-	(12,081)	34,941	1,162	12,578	36,600
Foreign currency gain	-	-	-	466	-	466
Intercompany interest	-	77,047	(77,047)	-	-	-
Interest expense	-	(76,591)	(1)	(1)	-	(76,593)
Interest income	-	4	66	12	-	82
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	12,578	-	-	(12,578)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(26,906)	(42,041)	1,639	-	(67,308)
Equity in subsidiaries' income (loss)	(69,287)	(42,381)	-	-	111,668	-
Income (loss) before provision for
income taxes	(69,287)	(69,287)	(42,041)	1,639	111,668	(67,308)
Provision for income taxes	-	-	1,456	523	-	1,979
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(1,620)	-	(1,620)
Total comprehensive loss	$(69,287)	$(69,287)	$(43,497)	$(504)	$111,668	$(70,907)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$967,694	$67,163	$-	$1,034,857
Cost of products sold	-	-	777,256	47,069	-	824,325
Gross profit	-	-	190,438	20,094	-	210,532
Operating expenses:
Selling, general and
administrative expenses	-	14,748	109,061	15,103	-	138,912
Intercompany administrative
charges	-	-	13,287	2,783	(16,070)	-
Amortization of intangible assets	-	36	26,653	-	-	26,689
Total operating expenses	-	14,784	149,001	17,886	(16,070)	165,601
Operating earnings (loss)	-	(14,784)	41,437	2,208	16,070	44,931
Foreign currency gain	-	-	-	492	-	492
Intercompany interest	-	102,729	(102,729)	-	-	-
Interest expense	-	(101,486)	(1)	(1)	-	(101,488)
Interest income	-	6	83	15	-	104
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	16,070	-	-	(16,070)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(25,328)	(61,210)	2,714	-	(83,824)
Equity in subsidiaries' income (loss)	(84,507)	(59,179)	-	-	143,686	-
Income (loss) before provision
(benefit) for income taxes	(84,507)	(84,507)	(61,210)	2,714	143,686	(83,824)
Provision (benefit) for income taxes	-	-	(170)	853	-	683
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	(691)	-	(691)
Minimum pension liability for
actuarial loss	-	(3,091)	(3,509)	-	-	(6,600)
Total comprehensive income (loss)	$(84,507)	$(87,598)	$(64,549)	$1,170	$143,686	$(91,798)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$922,240	$73,666	$-	$995,906
Cost of products sold	-	-	730,896	49,050	-	779,946
Gross profit	-	-	191,344	24,616	-	215,960
Operating expenses:
Selling, general and
administrative expenses	-	14,765	101,767	13,928	-	130,460
Intercompany administrative
charges	-	-	12,143	1,639	(13,782)	-
Amortization of intangible assets	-	36	27,063	-	-	27,099
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Total operating expenses	-	16,372	140,973	15,567	(13,782)	159,130
Operating earnings (loss)	-	(16,372)	50,371	9,049	13,782	56,830
Foreign currency gain	-	-	-	510	-	510
Intercompany interest	-	106,899	(106,086)	(813)	-	-
Interest expense	-	(122,881)	(111)	-	-	(122,992)
Interest income	-	17	121	21	-	159
Gain on extinguishment of debt	-	98,187	-	-	-	98,187
Intercompany administrative income	-	13,782	-	-	(13,782)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	79,632	(55,705)	8,767	-	32,694
Equity in subsidiaries' income (loss)	27,667	(52,648)	-	-	24,981	-
Income (loss) before provision
(benefit) for income taxes	27,667	26,984	(55,705)	8,767	24,981	32,694
Provision (benefit) for income taxes	-	(683)	3,273	2,437	-	5,027
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	1,639	-	1,639
Minimum pension liability for
actuarial (loss)	-	(292)	(448)	-	-	(740)
Total comprehensive income (loss)	$27,667	$27,375	$(59,426)	$7,969	$24,981	$28,566

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2009

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$887,662	$63,712	$-	$951,374
Cost of products sold	-	-	706,670	43,171	-	749,841
Gross profit	-	-	180,992	20,541	-	201,533
Operating expenses:
Selling, general and
administrative expenses	-	14,121	115,974	11,677	-	141,772
Intercompany administrative
charges	-	-	13,138	1,016	(14,154)	-
Amortization of intangible assets	-	21	19,630	-	-	19,651
Total operating expenses	-	14,142	148,742	12,693	(14,154)	161,423
Operating earnings (loss)	-	(14,142)	32,250	7,848	14,154	40,110
Foreign currency gain	-	-	-	475	-	475
Intercompany interest	-	121,035	(119,369)	(1,666)	-	-
Interest expense	-	(135,328)	(186)	-	-	(135,514)
Interest income	-	39	169	3	-	211
Intercompany administrative income	-	14,154	-	-	(14,154)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(14,242)	(87,136)	6,660	-	(94,718)
Equity in subsidiaries' income (loss)	(76,752)	(65,211)	-	-	141,963	-
Income (loss) before provision
(benefit) for income taxes	(76,752)	(79,453)	(87,136)	6,660	141,963	(94,718)
Provision (benefit) for income taxes	-	(2,701)	(17,324)	2,059	-	(17,966)
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	4,709	-	4,709
Miminum pension liability for
actuarial gain	-	853	305	-	-	1,158
Total comprehensive loss	$(76,752)	$(75,899)	$(69,507)	$9,310	$141,963	$(70,885)

CONDENSED CONSOLIDATING BALANCE SHEET
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$20,653	$19	$7,419	$-	$28,091
Accounts receivable, net	-	-	145,501	9,995	-	155,496
Inventories:
Raw materials	-	-	35,876	4,516	-	40,392
Work in process	-	-	20,965	494	-	21,459
Finished goods	-	-	34,342	3,321	-	37,663
Total inventory	-	-	91,183	8,331	-	99,514
Prepaid expenses and other
current assets	-	129	11,948	1,684	-	13,761
Deferred income taxes	-	-	3,847	8	-	3,855
Total current assets	-	20,782	252,498	27,437	-	300,717
Investments in subsidiaries	(299,312)	(176,728)	-	-	476,040	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,884	1,432	-	37,316
Machinery and equipment	-	1,813	275,347	9,103	-	286,263
	-	1,813	314,796	10,707	-	327,316
Less accumulated depreciation	-	(889)	(223,196)	(6,168)	-	(230,253)
Total property and equipment, net	-	924	91,600	4,539	-	97,063
Other Assets:
Intangible assets, net	-	-	101,093	-	-	101,093
Goodwill	-	-	383,042	9,675	-	392,717
Deferred income taxes	-	-	-	3,231	-	3,231
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	28,299	2,195	-	-	30,494
Total other assets	-	885,038	486,330	12,906	(856,739)	527,535
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$620	$69,199	$5,094	$-	$74,913
Accrued expenses	-	15,144	60,986	3,991	-	80,121
Total current liabilities	-	15,764	130,185	9,085	-	155,034
Deferred income taxes	-	-	8,716	-	-	8,716
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	10,794	46,443	870	-	58,107
Long-term debt	-	1,002,770	-	-	-	1,002,770
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	310,451	310,451	426,627	6,408	(743,486)	310,451
(Accumulated deficit) retained earnings	(604,634)	(604,634)	(638,282)	22,334	1,220,582	(604,634)
Accumulated other
comprehensive income (loss)	(5,129)	(5,129)	-	6,185	(1,056)	(5,129)
Total stockholder's (deficit) equity	(299,312)	(299,312)	(211,655)	34,927	476,040	(299,312)
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's equity (deficit)	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's (deficit) equity	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$-	$12,172	$(1,117)	$6,443	$-	$17,498
Accounts receivable, net	-	-	90,387	7,472	-	97,859
Inventories, net:
Raw materials	-	-	35,890	3,938	-	39,828
Work in process	-	-	22,466	765	-	23,231
Finished goods	-	-	33,316	2,204	-	35,520
Total inventories, net	-	-	91,672	6,907	-	98,579
Prepaid expenses and other
current assets	-	356	9,573	704	-	10,633
Deferred income taxes	-	-	12,175	14	-	12,189
Total current assets	-	12,528	202,690	21,540	-	236,758
Investments in subsidiaries	(173,088)	(142,820)	-	-	315,908	-
Property and Equipment, at cost:
Land	-	-	3,565	176	-	3,741
Buildings and improvements	-	-	34,886	1,126	-	36,012
Machinery and equipment	-	1,272	255,060	7,968	-	264,300
	-	1,272	293,511	9,270	-	304,053
Less accumulated depreciation	-	(593)	(182,210)	(4,538)	-	(187,341)
Total property and equipment, net	-	679	111,301	4,732	-	116,712
Other Assets:
Intangible assets, net	-	-	146,965	-	-	146,965
Goodwill	-	-	382,472	10,961	-	393,433
Deferred income taxes	-	-	-	2,279	-	2,279
Intercompany note receivable	-	856,738	-	-	(856,738)	-
Other	-	24,590	1,500	-	-	26,090
Total other assets	-	881,328	530,937	13,240	(856,738)	568,767
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$399	$50,280	$4,294	$-	$54,973
Accrued expenses	-	22,922	49,884	2,311	-	75,117
Total current liabilities	-	23,321	100,164	6,605	-	130,090
Deferred income taxes	-	-	10,583	-	-	10,583
Intercompany note payable	-	-	856,738	-	(856,738)	-
Other long-term liabilities	-	7,319	51,369	1,801	-	60,489
Long-term debt	-	894,163	-	-	-	894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	321,767	321,767	384,418	5,591	(711,776)	321,767
Retained earnings (accumulated deficit)	(496,078)	(496,078)	(558,344)	19,769	1,034,653	(496,078)
Accumulated other
comprehensive income	1,223	1,223	-	5,746	(6,969)	1,223
Total stockholder's equity (deficit)	(173,088)	(173,088)	(173,926)	31,106	315,908	(173,088)
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net loss	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	128	38,701	750	-	39,579
Non-cash interest expense, net	-	8,999	-	-	-	8,999
Gain on foreign currency transactions	-	-	-	(264)	-	(264)
Loss on modification or extinguishment of debt	-	3,607	-	-	-	3,607
Stock based compensation	-	1,123	-	-	-	1,123
Deferred income taxes	-	-	670	(43)	-	627
Increase in uncertain tax positions	-	-	400	-	-	400
Equity in subsidiaries' net loss	24,049	18,194	-	-	(42,243)	-
Other	-	-	(41)	-	-	(41)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(43,449)	(2,230)	-	(45,679)
Inventories	-	-	5,742	(177)	-	5,565
Prepaid expenses and other
current assets	-	556	(2,293)	1,298	-	(439)
Accounts payable	-	(100)	24,334	(475)	-	23,759
Accrued expenses	-	(22,028)	7,646	1,934	-	(12,448)
Cash payments on restructuring liabilities	-	-	(535)	-	-	(535)
Other	-	-	417	(71)	-	346
Net cash provided by (used in)
operating activities	-	(13,570)	12,694	1,426	-	550
Cash flows from investing
activities:
Capital expenditures	-	(478)	(14,890)	(627)	-	(15,995)
Proceeds from sale of assets	-	-	334	(148)	-	186
Acquisitions, net of cash acquired	-	-	(100)	-	-	(100)
Net cash used in
investing activities	-	(478)	(14,656)	(775)	-	(15,909)
Cash flows from financing
activities:
Proceeds from long-term debt	-	102,991	-	-	-	102,991
Payments of long-term debt	-	(58,991)	-	-	-	(58,991)
Revolver borrowings, net	-	-	-	-	-	-
Payment of early call premium	-	(9,844)	-	-	-	(9,844)
Proceeds from intercompany
investment	-	(5,389)	5,389	-	-	-
Debt issuance costs paid	-	(2,644)	-	-	-	(2,644)
Net cash provided by
financing activities	-	26,123	5,389	-	-	31,512
Impact of exchange rate movement
on cash	-	-	-	238	-	238
Net increase in cash
and cash equivalents	-	12,075	3,427	889	-	16,391
Cash and cash equivalents at the
beginning of the period	-	8,578	(3,408)	6,530	-	11,700
Cash and cash equivalents at the end
of the period	$-	$20,653	$19	$7,419	$-	$28,091

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended October 1, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	126	39,768	660	-	40,554
Non-cash interest expense, net	-	7,775	-	-	-	7,775
Gain on foreign currency transactions	-	-	-	(466)	-	(466)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Stock based compensation	-	200	-	-	-	200
Deferred income taxes	-	-	6,794	68	-	6,862
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	69,287	42,381	-	-	(111,668)	-
Other	-	-	(40)	(3)	-	(43)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(52,402)	(2,826)	-	(55,228)
Inventories	-	-	(17,566)	(1,186)	-	(18,752)
Prepaid expenses and other
current assets	-	43	(458)	(1,542)	-	(1,957)
Accounts payable	-	238	16,439	1,923	-	18,600
Accrued expenses	-	(7,735)	6,549	1,220	-	34
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	-	122	432	-	554
Net cash provided by (used in)
operating activities	-	1,604	(51,315)	(604)	-	(50,315)
Cash flows from investing
activities:
Capital expenditures	-	(594)	(6,923)	(699)	-	(8,216)
Proceeds from sale of assets	-	-	48	-	-	48
Net cash used in
investing activities	-	(594)	(6,875)	(699)	-	(8,168)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	85,000	-	-	-	85,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(57,950)	57,936	14	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(1,483)	-	-	-	(1,483)
Debt issuance costs paid	-	(26,907)	-	-	-	(26,907)
Net cash provided by (used in)
financing activities	-	(6,109)	57,936	14	-	51,841
Impact of exchange rate movement
on cash	-	-	-	(253)	-	(253)
Net decrease in cash
and cash equivalents	-	(5,099)	(254)	(1,542)	-	(6,895)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$7,073	$(1,371)	$4,901	$-	$10,603

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	169	52,951	900	-	54,020
Non-cash interest expense, net	-	10,518	-	-	-	10,518
Gain on foreign currency transactions	-	-	-	(492)	-	(492)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Deferred income taxes	-	-	7,872	(1,579)	-	6,293
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	84,507	59,179	-	-	(143,686)	-
Other	-	-	(51)	(3)	-	(54)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(13,107)	(159)	-	(13,266)
Inventories	-	-	(5,253)	(1,160)	-	(6,413)
Prepaid expenses and other
current assets	-	(176)	(1,622)	(150)	-	(1,948)
Accounts payable	-	321	(6,593)	1,500	-	(4,772)
Accrued expenses	-	11,300	3,256	758	-	15,314
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	430	100	479	-	1,009
Net cash provided by (used in)
operating activities	-	25,097	(30,511)	1,955	-	(3,459)
Cash flows from investing
activities:
Capital expenditures	-	(63)	(10,490)	(937)	-	(11,490)
Proceeds from sale of assets	-	-	102	-	-	102
Net cash used in
investing activities	-	(63)	(10,388)	(937)	-	(11,388)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	55,000	-	-	-	55,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(37,826)	38,608	(782)	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(14,049)	-	-	-	(14,049)
Debt issuance costs paid	-	(26,984)	-	-	-	(26,984)
Net cash provided by (used in)
financing activities	-	(28,628)	38,608	(782)	-	9,198
Impact of exchange rate movement
on cash	-	-	-	(149)	-	(149)
Net increase (decrease) in cash
and cash equivalents	-	(3,594)	(2,291)	87	-	(5,798)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$8,578	$(3,408)	$6,530	$-	$11,700

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2010

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	168	59,761	789	-	60,718
Non-cash interest expense, net	-	9,800	-	-	-	9,800
Gain on foreign currency transactions	-	-	-	(510)	-	(510)
Gain on extinguishment of debt	-	(98,187)	-	-	-	(98,187)
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Deferred income taxes	-	-	981	622	-	1,603
Equity in subsidiaries' net income (loss)	(27,667)	52,648	-	-	(24,981)	-
Other	-	-	8	(12)	-	(4)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,730)	707	-	(3,023)
Inventories	-	-	(1,384)	1,264	-	(120)
Prepaid expenses and other
current assets	-	(1,488)	6,634	2,478	-	7,624
Accounts payable	-	(199)	1,090	1,026	-	1,917
Accrued expenses	-	(4,384)	4,211	625	-	452
Cash payments on restructuring liabilities	-	-	(2,630)	-	-	(2,630)
Other	-	163	(718)	425	-	(130)
Net cash provided by (used in)
operating activities	-	(12,241)	5,245	13,744	-	6,748
Cash flows from investing
activities:
Capital expenditures	-	-	(10,275)	(830)	-	(11,105)
Proceeds from sale of assets	-	-	2,032	-	-	2,032
Net cash used in
investing activities	-	-	(8,243)	(830)	-	(9,073)
Cash flows from financing
activities:
Proceeds from long-term debt	-	145,709	-	-	-	145,709
Payments on long-term debt	-	(141,191)	-	-	-	(141,191)
Net revolver borrowings	-	5,000	-	-	-	5,000
Proceeds from intercompany						-
investment	-	14,665	(711)	(13,954)	-	-
Equity contributions	-	2,428	-	-	-	2,428
Equity repurchases		(2,978)	-	-	-	(2,978)
Debt issuance costs paid	-	(5,029)	-	-	-	(5,029)
Tax payments on behalf of parent	-	(1,532)	-	-	-	(1,532)
Net cash provided by (used in)
financing activities	-	17,072	(711)	(13,954)	-	2,407
Impact of exchange rate movement
on cash	-	-	-	353	-	353
Net increase (decrease) in cash
and cash equivalents	-	4,831	(3,709)	(687)	-	435
Cash and cash equivalents at the
beginning of the period	-	7,341	2,592	7,130	-	17,063
Cash and cash equivalents at the end
of the period	$-	$12,172	$(1,117)	$6,443	$-	$17,498

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2009

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	169	55,398	704	-	56,271
Non-cash interest expense, net	-	8,911	-	-	-	8,911
Gain on foreign currency transactions	-	-	-	(475)	-	(475)
Deferred income taxes	-	-	(16,676)	626	-	(16,050)
Equity in subsidiaries' net income (loss)	76,752	65,211	-	-	(141,963)	-
Other	-	-	22	(17)	-	5
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,120)	298	-	(2,822)
Inventories	-	-	26,430	(30)	-	26,400
Prepaid expenses and other
current assets	-	3,441	(1,099)	(2,629)	-	(287)
Accounts payable	-	3,284	(10,482)	(622)	-	(7,820)
Accrued expenses	-	(3,437)	4,854	182	-	1,599
Cash payments on restructuring liabilities	-	-	(6,034)	-	-	(6,034)
Other	-	31	328	(187)	-	172
Net cash provided by (used in)
operating activities	-	858	(20,191)	2,451	-	(16,882)
Cash flows from investing
activities:
Capital expenditures	-	(23)	(7,572)	(212)	-	(7,807)
Proceeds from sale of assets	-	-	58	23	-	81
Other	-	-	(109)	-	-	(109)
Net cash used in
investing activities	-	(23)	(7,623)	(189)	-	(7,835)
Cash flows from financing
activities:
Proceeds from long-term debt	-	20,000	-	-	-	20,000
Net revolver borrowings	-	(35,000)	-	-	-	(35,000)
Proceeds from intercompany						-
investment	-	(22,147)	25,916	(3,769)	-	-
Debt issuance costs paid	-	(2,528)	-	-	-	(2,528)
Net cash provided by (used in)
financing activities	-	(39,675)	25,916	(3,769)	-	(17,528)
Impact of exchange rate movement
on cash	-	-	-	1,019	-	1,019
Net increase (decrease) in cash
and cash equivalents	-	(38,840)	(1,898)	(488)	-	(41,226)
Cash and cash equivalents at the
beginning of the period	-	46,181	4,490	7,618	-	58,289
Cash and cash equivalents at the end
of the period	$-	$7,341	$2,592	$7,130	$-	$17,063

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of fair value liabilities
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

				Significant
(Amounts in thousands)				Other	Significant
		Fair	Quoted Prices	Observable	Unobservable
	Carrying	Value	in Active Markets	Inputs	Inputs
	Value *	Total	(Level 1)	(Level 2)	(Level 3)
As of September 29, 2012
Liabilities:
Senior Unsecured Notes-9.375%	$160,000	$160,800	$160,800	$-	$-
Senior Secured Notes-8.25%	840,000	876,750	876,750	-	-
	$1,000,000	$1,037,550	$1,037,550	$-	$-

As of December 31, 2011
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
	$950,000	$829,188	$829,188	$-	$-

*Carrying values exclude unamortized discounts for long-term debt.

The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.  The Company's population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

			Quoted Prices	Significant
			in Active Markets	Other	Significant
(Amounts in thousands)		Fair	for Identical	Observable	Unobservable
	Carrying	Value	Assets	Inputs	Inputs
Description	Value	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$-	$-
Senior Secured Notes-8.25%	800,000	697,000	697,000	-	-
As of December 31, 2011	$950,000	$829,188	$829,188	$-	$-
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$159,375	$159,375	$-	$-
Senior Secured Notes-11.75%	725,000	775,750	775,750	-	-
As of December 31, 2010	$875,000	$935,125	$935,125	$-	$-

The fair value of the long-term debt instruments was determined by utilizing available market information.  The carrying value of the Company's other financial instruments approximates their fair value.  Also see Note 5 for fair value disclosures of the pension assets.

GOODWILL (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Goodwill [Abstract]
Schedule of reporting unit goodwill balances
The reporting unit goodwill balances were as follows as of September 29, 2012 and December 31, 2011:

(Amounts in thousands)
	Siding, Fencing and Stone	Windows and Doors
December 31, 2011	$320,107	$71,360	$391,467
2012 Activity	877	373	1,250
September 29, 2012	$320,984	$71,733	$392,717

The reporting unit goodwill balances were as follows as of December 31, 2011 and December 31, 2010:

(Amounts in thousands)
	December 31, 2011	December 31, 2010
Siding, Fencing and Stone	$320,107	$320,107
Windows and Doors	71,360	73,326
	$391,467	$393,433

INTANGIBLE ASSETS, NET (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
Components of intangible assets
The following table presents the components of intangible assets as of September 29, 2012 and December 31, 2011:

	Average
	Amortization
(Amounts in thousands)	Period		Accumulated	Net Carrying
	(in Years)	Cost	Amortization	Value
As of September 29, 2012:
Patents	14	$12,770	$(8,074)	$4,696
Trademarks/Tradenames	11	85,644	(58,358)	27,286
Customer relationships	13	158,158	(89,980)	68,178
Other		2,647	(1,714)	933
Total intangible assets	13	$259,219	$(158,126)	$101,093

As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

The table that follows presents the major components of intangible assets as of December 31, 2011 and 2010:

	Average
	Amortization
	Period		Accumulated	Net Carrying
(Amounts in thousands)	(in Years)	Cost	Amortization	Value
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

As of December 31, 2010:
Patents	14	$12,770	$(6,418)	$6,352
Trademarks/Tradenames	11	85,644	(34,885)	50,759
Customer relationships	13	158,158	(68,651)	89,507
Other		1,631	(1,284)	347
Total intangible assets	13	$258,203	$(111,238)	$146,965

Schedule of expected amortization expense
Estimated amortization expense for the remainder of 2012 and for fiscal years 2013, 2014, 2015, and 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012 (remainder of year)	$6,676
2013	16,732
2014	15,353
2015	14,827
2016	14,240

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was approximately $26.7 million, $27.1 million, and $19.7 million, respectively.  Estimated amortization expense for the fiscal years 2012 through 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012	$26,875
2013	16,723
2014	15,344
2015	14,818
2016	14,231

COMPREHENSIVE LOSS (10-Q) (Tables)	9 Months Ended
Sep. 29, 2012
COMPREHENSIVE LOSS [Abstract]
Comprehensive Loss
Comprehensive loss is comprised of the following:

(Amounts in thousands)	For the three months ended		For the nine months ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net loss	$(3,673)	$(458)	$(24,049)	$(69,287)
Foreign currency translation adjustment	968	(2,603)	939	(1,620)
Comprehensive loss	$(2,705)	$(3,061)	$(23,110)	$(70,907)

LONG TERM DEBT (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
LONG-TERM DEBT [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt in the accompanying condensed consolidated balance sheets at September 29, 2012 and December 31, 2011 consists of the following:

(Amounts in thousands)	September 29, 2012	December 31, 2011

Senior secured asset based revolving credit facility	$55,000	$55,000
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $42,194 and $40,641, respectively	797,806	759,359
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689	-	147,311
9.375% Senior unsecured notes due 2017, net of
unamortized discount of $10,036	149,964	-
	$1,002,770	$961,670

Long-term debt in the accompanying consolidated balance sheets at December 31, 2011 and 2010 consists of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Senior secured asset based revolving credit facility	$55,000	$30,000
11.75% Senior secured notes due 2013, net of
unamortized discount of $0 and $7,318	-	717,682
8.25% Senior secured notes due 2018, net of
unamortized early tender premium and
discount of $40,641 and $0	759,359	-
13.125% Senior subordinated notes due 2014, net of
unamortized discount of $2,689 and $3,519	147,311	146,481
	$961,670	$894,163

Schedule of Extinguishment and Modification of Debt
Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million for the three months ended September 29, 2012 and $3.6 million and $27.9 million for the nine months ended September 29, 2012 and October 1, 2011, respectively as summarized in the tables below.

	For the three months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
13.125% Senior Subordinated Notes call premium	$(1,487)	$-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	-
Loss on modification of debt:
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	-

Total loss on modification or extinguishment of debt	$(3,607)	$-

	For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011

Loss on extinguishment of debt:
Tender premium associated with the 11.75% Senior Secured Notes	$-	$(10,883)
11.75% Senior Secured Notes unamortized discount	-	(775)
11.75% Senior Secured Notes unamortized debt issuance costs	-	(2,757)
13.125% Senior Subordinated Notes call premium	(1,487)	-
13.125% Senior Subordinated Notes unamortized discount	(372)	-
13.125% Senior Subordinated Notes unamortized debt issuance costs	(299)	-
	(2,158)	(14,415)
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	-	(12,261)
Unamortized debt issuance costs for prior ABL Facility	-	(1,187)
Third party fees for 9.375% Senior Notes	(1,449)	-
	(1,449)	(13,448)

Total loss on modification or extinguishment of debt	$(3,607)	$(27,863)

Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2011 and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(Amounts in thousands)	December 31, 2011	December 31, 2010

Gain (loss) on extinguishment of debt:
Tender premium	$(10,883)	$-
11.75% Senior Secured Notes unamortized discount	(775)	-
11.75% Senior Secured Notes unamortized debt issuance costs	(2,757)	-
	(14,415)	-

Carrying value of 9% Senior Subordinated Notes	-	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	-	(5,780)
9% Senior Subordinated Notes unamortized premium	-	100
Reaquisition price of 9% Senior Subordinated Notes	-	(256,133)
	-	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	(12,261)	-
Unamortized debt issuance costs for previous ABL Facility	(1,187)	-
	(13,448)	-

Total gain (loss) on modification or extinguishment of debt	$(27,863)	$98,187

PENSION PLANS (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
PENSION PLANS [Abstract]
Net periodic expense for pension plans
The Company's net periodic expense for the combined pension plans for the periods indicated consists of the following components:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Service cost	$-	$27	$-	$81
Interest cost	467	493	1,401	1,479
Expected return on plan assets	(504)	(488)	(1,512)	(1,464)
Amortization of loss	200	77	600	231
Net periodic expense	$163	$109	$489	$327

The Company's net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Service cost	$98	$92	$177
Interest cost	1,931	2,014	2,000
Expected return on plan assets	(2,028)	(1,818)	(1,462)
Amortization of loss	269	203	502
Net periodic benefit expense	$270	$491	$1,217

COMMITMENTS AND CONTINGENCIES (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Components of the indemnification
(Amounts in thousands)	September 29, 2012	December 31, 2011

Product claim liabilities	$223	$193
Multiemployer pension plan withdrawal liability	2,675	2,854
Other	582	572
	$3,480	$3,619

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition.  In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable.  The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement.  A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.6 million and $3.9 million at December 31, 2011 and December 31, 2010, respectively.  As of December 31, 2011 and December 31, 2010, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.2 million and $3.5 million, respectively, in long-term liabilities, consisting of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Product claim liabilities	$193	$216
Multiemployer pension plan withdrawal liability	2,854	3,079
Other	572	602
	$3,619	$3,897

Changes in the Company's warranty liabilities
Changes in the Company's warranty liabilities are as follows:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Balance, beginning of period	$37,510	$40,777	$38,612	$41,780
Warranty expense during period	2,992	1,256	7,386	5,450
Settlements made during period	(2,854)	(2,948)	(8,350)	(8,145)
Balance, end of period	$37,648	$39,085	$37,648	$39,085

Changes in the Company's short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Balance, beginning of period	$41,780	$43,398	$45,653
Warranty expense during period	7,359	11,364	12,783
Settlements made during period	(10,527)	(12,982)	(15,038)
Balance, end of period	$38,612	$41,780	$43,398

ACCRUED EXPENSES AND OTHER LONG TERM LIABILITIES (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES [Abstract]
Accrued expenses and other long term liabilities
Accrued expenses consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$3,327	$3,229
Employee compensation and benefits	10,298	6,270
Sales and marketing	24,772	23,282
Product warranty	7,892	7,677
Accrued freight	963	498
Interest	8,770	34,183
Accrued pension	2,577	2,577
Accrued environmental liability	470	708
Accrued taxes	3,443	2,093
Other	17,609	10,364
	$80,121	$90,881

Other long-term liabilities consist of the following:

(Amounts in thousands)
	September 29, 2012	December 31, 2011
Insurance	$1,316	$1,642
Pension liabilities	11,851	13,446
Multi-employer pension withdrawal liability	2,675	2,854
Product warranty	29,756	30,935
Long-term product claim liability	223	193
Long-term environmental liability	1,990	1,750
Liabilities for tax uncertainties	3,946	3,546
Other	6,350	3,362
	$58,107	$57,728

Accrued expenses consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$3,229	$3,887
Employee compensation and benefits	6,270	6,086
Sales and marketing	23,282	21,637
Product warranty	7,677	9,375
Accrued freight	498	513
Accrued interest	34,183	13,592
Accrued environmental liability	708	448
Accrued pension	2,577	1,961
Accrued deferred compensation	-	2,155
Accrued taxes	2,093	3,123
Other	10,364	12,340
	$90,881	$75,117

Other long-term liabilities consist of the following at December 31, 2011 and December 31, 2010:

(Amounts in thousands)	December 31, 2011	December 31, 2010
Insurance	$1,642	$2,216
Pension liabilities	13,446	9,176
Multi-employer pension withdrawal liability	2,854	3,079
Product warranty	30,935	32,405
Long-term product claim liability	193	216
Long-term environmental liability	1,750	434
Liabilities for tax uncertainties	3,546	10,123
Other	3,362	2,840
	$57,728	$60,489

STOCK BASED COMPENSATION (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Stock options outstanding [Roll Forward]
A rollforward of stock options outstanding during the nine months ended September 29, 2012 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Stock Options	Price	Term (Years)

Balance at January 1, 2012	502,844	$68.57	6.75
Granted	-		-
Exercised	-		-
Forfeited or expired	(3,500)		-
Balance at September 29, 2012	499,344	$68.49	6.01

Common stock outstanding
A rollforward of Ply Gem Prime's common stock during the nine months ended September 29, 2012 is as follows.

Common Stock
Shares Owned by
Management

Balance at January 1, 2012	452,872
Shares issued	-
Shares repurchased	-
Balance at September 29, 2012	452,872

       On September 29, 2006 the Company amended the put right section of its Stockholders' Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership.  As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards.  On September 29, 2006, the repurchase price under the put right formula was less than $0.  As such, no compensation cost will be recognized for these shares.

Common Stock
Shares Owned by
Management

Balance at January 1, 2011	582,282
Shares issued	-
Shares repurchased	(129,410)
Balance at December 31, 2011	452,872

SEGMENT INFORMATION (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
Summary of the Company's segment information
The following is a summary of the Company's segment information:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Net Sales
Siding, Fencing, and Stone	$179,852	$184,520	$511,157	$494,002
Windows and Doors	126,341	113,369	341,501	298,485
	$306,193	$297,889	$852,658	$792,487

Operating earnings (loss)
Siding, Fencing, and Stone	$34,403	$33,335	$88,487	$72,520
Windows and Doors	(2,370)	(3,373)	(15,622)	(23,839)
Unallocated	(4,762)	(4,893)	(13,506)	(12,081)
	$27,271	$25,069	$59,359	$36,600

	Total assets as of
	September 29, 2012	December 31, 2011

Siding, Fencing, and Stone	$600,604	$579,195
Windows and Doors	274,706	273,909
Unallocated	50,005	39,808
	$925,315	$892,912

Following is a summary of the Company's segment information:
	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Net sales
Siding, Fencing, and Stone	$639,290	$604,406	$577,390
Windows and Doors	395,567	391,500	373,984
	$1,034,857	$995,906	$951,374
Operating earnings (loss)
Siding, Fencing, and Stone	$90,849	$92,612	$77,756
Windows and Doors	(31,134)	(19,410)	(23,504)
Unallocated	(14,784)	(16,372)	(14,142)
	$44,931	$56,830	$40,110
Interest expense, net
Siding, Fencing, and Stone	$(83)	$(121)	$(169)
Windows and Doors	(13)	90	183
Unallocated	101,480	122,864	135,289
	$101,384	$122,833	$135,303
Depreciation and amortization
Siding, Fencing, and Stone	$23,598	$27,578	$29,341
Windows and Doors	30,217	32,936	26,740
Unallocated	205	204	190
	$54,020	$60,718	$56,271
Income tax expense (benefit)
Unallocated	$683	$5,027	$(17,966)

Capital expenditures
Siding, Fencing, and Stone	$5,906	$5,928	$3,562
Windows and Doors	4,651	5,177	4,222
Unallocated	933	-	23
	$11,490	$11,105	$7,807

	As of December 31,
	2011	2010
Total assets
Siding, Fencing, and Stone	$579,195	$585,542
Windows and Doors	273,909	298,898
Unallocated	39,808	37,797
	$892,912	$922,237

GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION (10-Q)(10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION [Abstract]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$285,812	$20,381	$-	$306,193
Cost of products sold	-	-	221,325	14,175	-	235,500
Gross profit	-	-	64,487	6,206	-	70,693
Operating expenses:
Selling, general and
administrative expenses	-	4,684	28,036	3,964	-	36,684
Intercompany administrative
charges	-	-	3,719	762	(4,481)	-
Amortization of intangible assets	-	78	6,660	-	-	6,738
Total operating expenses	-	4,762	38,415	4,726	(4,481)	43,422
Operating earnings (loss)	-	(4,762)	26,072	1,480	4,481	27,271
Foreign currency gain	-	-	-	100	-	100
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(27,533)	(10)	-	-	(27,543)
Interest income	-	1	11	5	-	17
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	4,481	-	-	(4,481)	-
Income (loss) before equity in
subsidiaries' income	-	(5,738)	391	1,585	-	(3,762)
Equity (loss) in subsidiaries' income	(3,673)	2,065	-	-	1,608	-
Income (loss) before provision
(benefit) for income taxes	(3,673)	(3,673)	391	1,585	1,608	(3,762)
Provision (benefit) for income taxes	-	-	(531)	442	-	(89)
Net income (loss)	$(3,673)	$(3,673)	$922	$1,143	$1,608	$(3,673)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	968	-	968
Total comprehensive income (loss)	$(3,673)	$(3,673)	$922	$2,111	$1,608	$(2,705)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the three months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$276,903	$20,986	$-	$297,889
Cost of products sold	-	-	217,869	14,198	-	232,067
Gross profit	-	-	59,034	6,788	-	65,822
Operating expenses:
Selling, general and
administrative expenses	-	4,884	25,345	3,857	-	34,086
Intercompany administrative
charges	-	-	3,705	486	(4,191)	-
Amortization of intangible assets	-	9	6,658	-	-	6,667
Total operating expenses	-	4,893	35,708	4,343	(4,191)	40,753
Operating earnings (loss)	-	(4,893)	23,326	2,445	4,191	25,069
Foreign currency gain	-	-	-	115	-	115
Intercompany interest	-	25,682	(25,682)	-	-	-
Interest expense	-	(25,193)	-	(1)	-	(25,194)
Interest income	-	1	16	1	-	18
Intercompany administrative income	-	4,191	-	-	(4,191)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(212)	(2,340)	2,560	-	8
Equity in subsidiaries' income (loss)	(458)	(246)	-	-	704	-
Income (loss) before provision
(benefit) for income taxes	(458)	(458)	(2,340)	2,560	704	8
Provision (benefit) for income taxes	-	-	(250)	716	-	466
Net income (loss)	$(458)	$(458)	$(2,090)	$1,844	$704	$(458)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(2,603)	-	(2,603)
Total comprehensive loss	$(458)	$(458)	$(2,090)	$(759)	$704	$(3,061)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended September 29, 2012

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$799,788	$52,870	$-	$852,658
Cost of products sold	-	-	627,187	38,490	-	665,677
Gross profit	-	-	172,601	14,380	-	186,981
Operating expenses:
Selling, general and
administrative expenses	-	13,284	82,605	11,534	-	107,423
Intercompany administrative
charges	-	-	10,658	2,094	(12,752)	-
Amortization of intangible assets	-	222	19,977	-	-	20,199
Total operating expenses	-	13,506	113,240	13,628	(12,752)	127,622
Operating earnings (loss)	-	(13,506)	59,361	752	12,752	59,359
Foreign currency gain	-	-	-	264	-	264
Intercompany interest	-	77,048	(77,048)	-	-	-
Interest expense	-	(78,545)	(10)	(2)	-	(78,557)
Interest income	-	3	57	11	-	71
Loss on modification or
extinguishment of debt	-	(3,607)	-	-	-	(3,607)
Intercompany administrative income	-	12,752	-	-	(12,752)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(5,855)	(17,640)	1,025	-	(22,470)
Equity in subsidiaries' income (loss)	(24,049)	(18,194)	-	-	42,243	-
Income (loss) before provision
for income taxes	(24,049)	(24,049)	(17,640)	1,025	42,243	(22,470)
Provision for income taxes	-	-	1,258	321	-	1,579
Net income (loss)	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	939	-	939
Total comprehensive income (loss)	$(24,049)	$(24,049)	$(18,898)	$1,643	$42,243	$(23,110)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the nine months ended October 1, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$742,876	$49,611	$-	$792,487
Cost of products sold	-	-	596,363	35,491	-	631,854
Gross profit	-	-	146,513	14,120	-	160,633
Operating expenses:
Selling, general and
administrative expenses	-	12,054	80,473	11,486	-	104,013
Intercompany administrative
charges	-	-	11,106	1,472	(12,578)	-
Amortization of intangible assets	-	27	19,993	-	-	20,020
Total operating expenses	-	12,081	111,572	12,958	(12,578)	124,033
Operating earnings (loss)	-	(12,081)	34,941	1,162	12,578	36,600
Foreign currency gain	-	-	-	466	-	466
Intercompany interest	-	77,047	(77,047)	-	-	-
Interest expense	-	(76,591)	(1)	(1)	-	(76,593)
Interest income	-	4	66	12	-	82
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	12,578	-	-	(12,578)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(26,906)	(42,041)	1,639	-	(67,308)
Equity in subsidiaries' income (loss)	(69,287)	(42,381)	-	-	111,668	-
Income (loss) before provision for
income taxes	(69,287)	(69,287)	(42,041)	1,639	111,668	(67,308)
Provision for income taxes	-	-	1,456	523	-	1,979
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	(1,620)	-	(1,620)
Total comprehensive loss	$(69,287)	$(69,287)	$(43,497)	$(504)	$111,668	$(70,907)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2011

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$967,694	$67,163	$-	$1,034,857
Cost of products sold	-	-	777,256	47,069	-	824,325
Gross profit	-	-	190,438	20,094	-	210,532
Operating expenses:
Selling, general and
administrative expenses	-	14,748	109,061	15,103	-	138,912
Intercompany administrative
charges	-	-	13,287	2,783	(16,070)	-
Amortization of intangible assets	-	36	26,653	-	-	26,689
Total operating expenses	-	14,784	149,001	17,886	(16,070)	165,601
Operating earnings (loss)	-	(14,784)	41,437	2,208	16,070	44,931
Foreign currency gain	-	-	-	492	-	492
Intercompany interest	-	102,729	(102,729)	-	-	-
Interest expense	-	(101,486)	(1)	(1)	-	(101,488)
Interest income	-	6	83	15	-	104
Loss on modification or
extinguishment of debt	-	(27,863)	-	-	-	(27,863)
Intercompany administrative income	-	16,070	-	-	(16,070)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(25,328)	(61,210)	2,714	-	(83,824)
Equity in subsidiaries' income (loss)	(84,507)	(59,179)	-	-	143,686	-
Income (loss) before provision
(benefit) for income taxes	(84,507)	(84,507)	(61,210)	2,714	143,686	(83,824)
Provision (benefit) for income taxes	-	-	(170)	853	-	683
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	(691)	-	(691)
Minimum pension liability for
actuarial loss	-	(3,091)	(3,509)	-	-	(6,600)
Total comprehensive income (loss)	$(84,507)	$(87,598)	$(64,549)	$1,170	$143,686	$(91,798)

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$922,240	$73,666	$-	$995,906
Cost of products sold	-	-	730,896	49,050	-	779,946
Gross profit	-	-	191,344	24,616	-	215,960
Operating expenses:
Selling, general and
administrative expenses	-	14,765	101,767	13,928	-	130,460
Intercompany administrative
charges	-	-	12,143	1,639	(13,782)	-
Amortization of intangible assets	-	36	27,063	-	-	27,099
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Total operating expenses	-	16,372	140,973	15,567	(13,782)	159,130
Operating earnings (loss)	-	(16,372)	50,371	9,049	13,782	56,830
Foreign currency gain	-	-	-	510	-	510
Intercompany interest	-	106,899	(106,086)	(813)	-	-
Interest expense	-	(122,881)	(111)	-	-	(122,992)
Interest income	-	17	121	21	-	159
Gain on extinguishment of debt	-	98,187	-	-	-	98,187
Intercompany administrative income	-	13,782	-	-	(13,782)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	79,632	(55,705)	8,767	-	32,694
Equity in subsidiaries' income (loss)	27,667	(52,648)	-	-	24,981	-
Income (loss) before provision
(benefit) for income taxes	27,667	26,984	(55,705)	8,767	24,981	32,694
Provision (benefit) for income taxes	-	(683)	3,273	2,437	-	5,027
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667

Other comprehensive income (loss):
Foreign currency translation adjustments	-	-	-	1,639	-	1,639
Minimum pension liability for
actuarial (loss)	-	(292)	(448)	-	-	(740)
Total comprehensive income (loss)	$27,667	$27,375	$(59,426)	$7,969	$24,981	$28,566

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2009

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated

Net sales	$-	$-	$887,662	$63,712	$-	$951,374
Cost of products sold	-	-	706,670	43,171	-	749,841
Gross profit	-	-	180,992	20,541	-	201,533
Operating expenses:
Selling, general and
administrative expenses	-	14,121	115,974	11,677	-	141,772
Intercompany administrative
charges	-	-	13,138	1,016	(14,154)	-
Amortization of intangible assets	-	21	19,630	-	-	19,651
Total operating expenses	-	14,142	148,742	12,693	(14,154)	161,423
Operating earnings (loss)	-	(14,142)	32,250	7,848	14,154	40,110
Foreign currency gain	-	-	-	475	-	475
Intercompany interest	-	121,035	(119,369)	(1,666)	-	-
Interest expense	-	(135,328)	(186)	-	-	(135,514)
Interest income	-	39	169	3	-	211
Intercompany administrative income	-	14,154	-	-	(14,154)	-
Income (loss) before equity in
subsidiaries' income (loss)	-	(14,242)	(87,136)	6,660	-	(94,718)
Equity in subsidiaries' income (loss)	(76,752)	(65,211)	-	-	141,963	-
Income (loss) before provision
(benefit) for income taxes	(76,752)	(79,453)	(87,136)	6,660	141,963	(94,718)
Provision (benefit) for income taxes	-	(2,701)	(17,324)	2,059	-	(17,966)
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)

Other comprehensive loss:
Foreign currency translation adjustments	-	-	-	4,709	-	4,709
Miminum pension liability for
actuarial gain	-	853	305	-	-	1,158
Total comprehensive loss	$(76,752)	$(75,899)	$(69,507)	$9,310	$141,963	$(70,885)

CONDENSED CONSOLIDATING BALANCE SHEET
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$20,653	$19	$7,419	$-	$28,091
Accounts receivable, net	-	-	145,501	9,995	-	155,496
Inventories:
Raw materials	-	-	35,876	4,516	-	40,392
Work in process	-	-	20,965	494	-	21,459
Finished goods	-	-	34,342	3,321	-	37,663
Total inventory	-	-	91,183	8,331	-	99,514
Prepaid expenses and other
current assets	-	129	11,948	1,684	-	13,761
Deferred income taxes	-	-	3,847	8	-	3,855
Total current assets	-	20,782	252,498	27,437	-	300,717
Investments in subsidiaries	(299,312)	(176,728)	-	-	476,040	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,884	1,432	-	37,316
Machinery and equipment	-	1,813	275,347	9,103	-	286,263
	-	1,813	314,796	10,707	-	327,316
Less accumulated depreciation	-	(889)	(223,196)	(6,168)	-	(230,253)
Total property and equipment, net	-	924	91,600	4,539	-	97,063
Other Assets:
Intangible assets, net	-	-	101,093	-	-	101,093
Goodwill	-	-	383,042	9,675	-	392,717
Deferred income taxes	-	-	-	3,231	-	3,231
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	28,299	2,195	-	-	30,494
Total other assets	-	885,038	486,330	12,906	(856,739)	527,535
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$620	$69,199	$5,094	$-	$74,913
Accrued expenses	-	15,144	60,986	3,991	-	80,121
Total current liabilities	-	15,764	130,185	9,085	-	155,034
Deferred income taxes	-	-	8,716	-	-	8,716
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	10,794	46,443	870	-	58,107
Long-term debt	-	1,002,770	-	-	-	1,002,770
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	310,451	310,451	426,627	6,408	(743,486)	310,451
(Accumulated deficit) retained earnings	(604,634)	(604,634)	(638,282)	22,334	1,220,582	(604,634)
Accumulated other
comprehensive income (loss)	(5,129)	(5,129)	-	6,185	(1,056)	(5,129)
Total stockholder's (deficit) equity	(299,312)	(299,312)	(211,655)	34,927	476,040	(299,312)
	$(299,312)	$730,016	$830,428	$44,882	$(380,699)	$925,315

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's equity (deficit)	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
ASSETS	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Current Assets:
Cash and cash equivalents	$-	$8,578	$(3,408)	$6,530	$-	$11,700
Accounts receivable, net	-	-	102,052	7,463	-	109,515
Inventories:
Raw materials	-	-	37,024	4,885	-	41,909
Work in process	-	-	23,619	667	-	24,286
Finished goods	-	-	36,282	2,328	-	38,610
Total inventory	-	-	96,925	7,880	-	104,805
Prepaid expenses and other
current assets	-	422	9,893	2,957	-	13,272
Deferred income taxes	-	-	5,666	9	-	5,675
Total current assets	-	9,000	211,128	24,839	-	244,967
Investments in subsidiaries	(277,322)	(164,863)	-	-	442,185	-
Property and Equipment, at cost:
Land	-	-	3,565	172	-	3,737
Buildings and improvements	-	-	35,280	1,308	-	36,588
Machinery and equipment	-	1,335	262,349	8,436	-	272,120
	-	1,335	301,194	9,916	-	312,445
Less accumulated depreciation	-	(762)	(206,585)	(5,253)	-	(212,600)
Total property and equipment, net	-	573	94,609	4,663	-	99,845
Other Assets:
Intangible assets, net	-	-	121,148	-	-	121,148
Goodwill	-	-	382,165	9,302	-	391,467
Deferred income taxes	-	-	-	3,121	-	3,121
Intercompany note receivable	-	856,739	-	-	(856,739)	-
Other	-	30,235	2,129	-	-	32,364
Total other assets	-	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$720	$44,652	$4,718	$-	$50,090
Accrued expenses	-	36,987	50,790	3,104	-	90,881
Total current liabilities	-	37,707	95,442	7,822	-	140,971
Deferred income taxes	-	-	9,865	-	-	9,865
Intercompany note payable	-	-	856,739	-	(856,739)	-
Other long-term liabilities	-	9,629	47,240	859	-	57,728
Long-term debt	-	961,670	-	-	-	961,670
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other
comprehensive income (loss)	(6,068)	(6,068)	-	5,052	1,016	(6,068)
Total stockholder's (deficit) equity	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEET
As of December 31, 2010

	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
(Amounts in thousands)	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$-	$12,172	$(1,117)	$6,443	$-	$17,498
Accounts receivable, net	-	-	90,387	7,472	-	97,859
Inventories, net:
Raw materials	-	-	35,890	3,938	-	39,828
Work in process	-	-	22,466	765	-	23,231
Finished goods	-	-	33,316	2,204	-	35,520
Total inventories, net	-	-	91,672	6,907	-	98,579
Prepaid expenses and other
current assets	-	356	9,573	704	-	10,633
Deferred income taxes	-	-	12,175	14	-	12,189
Total current assets	-	12,528	202,690	21,540	-	236,758
Investments in subsidiaries	(173,088)	(142,820)	-	-	315,908	-
Property and Equipment, at cost:
Land	-	-	3,565	176	-	3,741
Buildings and improvements	-	-	34,886	1,126	-	36,012
Machinery and equipment	-	1,272	255,060	7,968	-	264,300
	-	1,272	293,511	9,270	-	304,053
Less accumulated depreciation	-	(593)	(182,210)	(4,538)	-	(187,341)
Total property and equipment, net	-	679	111,301	4,732	-	116,712
Other Assets:
Intangible assets, net	-	-	146,965	-	-	146,965
Goodwill	-	-	382,472	10,961	-	393,433
Deferred income taxes	-	-	-	2,279	-	2,279
Intercompany note receivable	-	856,738	-	-	(856,738)	-
Other	-	24,590	1,500	-	-	26,090
Total other assets	-	881,328	530,937	13,240	(856,738)	568,767
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$-	$399	$50,280	$4,294	$-	$54,973
Accrued expenses	-	22,922	49,884	2,311	-	75,117
Total current liabilities	-	23,321	100,164	6,605	-	130,090
Deferred income taxes	-	-	10,583	-	-	10,583
Intercompany note payable	-	-	856,738	-	(856,738)	-
Other long-term liabilities	-	7,319	51,369	1,801	-	60,489
Long-term debt	-	894,163	-	-	-	894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Additional paid-in-capital	321,767	321,767	384,418	5,591	(711,776)	321,767
Retained earnings (accumulated deficit)	(496,078)	(496,078)	(558,344)	19,769	1,034,653	(496,078)
Accumulated other
comprehensive income	1,223	1,223	-	5,746	(6,969)	1,223
Total stockholder's equity (deficit)	(173,088)	(173,088)	(173,926)	31,106	315,908	(173,088)
	$(173,088)	$751,715	$844,928	$39,512	$(540,830)	$922,237

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended September 29, 2012

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net loss	$(24,049)	$(24,049)	$(18,898)	$704	$42,243	$(24,049)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	128	38,701	750	-	39,579
Non-cash interest expense, net	-	8,999	-	-	-	8,999
Gain on foreign currency transactions	-	-	-	(264)	-	(264)
Loss on modification or extinguishment of debt	-	3,607	-	-	-	3,607
Stock based compensation	-	1,123	-	-	-	1,123
Deferred income taxes	-	-	670	(43)	-	627
Increase in uncertain tax positions	-	-	400	-	-	400
Equity in subsidiaries' net loss	24,049	18,194	-	-	(42,243)	-
Other	-	-	(41)	-	-	(41)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(43,449)	(2,230)	-	(45,679)
Inventories	-	-	5,742	(177)	-	5,565
Prepaid expenses and other
current assets	-	556	(2,293)	1,298	-	(439)
Accounts payable	-	(100)	24,334	(475)	-	23,759
Accrued expenses	-	(22,028)	7,646	1,934	-	(12,448)
Cash payments on restructuring liabilities	-	-	(535)	-	-	(535)
Other	-	-	417	(71)	-	346
Net cash provided by (used in)
operating activities	-	(13,570)	12,694	1,426	-	550
Cash flows from investing
activities:
Capital expenditures	-	(478)	(14,890)	(627)	-	(15,995)
Proceeds from sale of assets	-	-	334	(148)	-	186
Acquisitions, net of cash acquired	-	-	(100)	-	-	(100)
Net cash used in
investing activities	-	(478)	(14,656)	(775)	-	(15,909)
Cash flows from financing
activities:
Proceeds from long-term debt	-	102,991	-	-	-	102,991
Payments of long-term debt	-	(58,991)	-	-	-	(58,991)
Revolver borrowings, net	-	-	-	-	-	-
Payment of early call premium	-	(9,844)	-	-	-	(9,844)
Proceeds from intercompany
investment	-	(5,389)	5,389	-	-	-
Debt issuance costs paid	-	(2,644)	-	-	-	(2,644)
Net cash provided by
financing activities	-	26,123	5,389	-	-	31,512
Impact of exchange rate movement
on cash	-	-	-	238	-	238
Net increase in cash
and cash equivalents	-	12,075	3,427	889	-	16,391
Cash and cash equivalents at the
beginning of the period	-	8,578	(3,408)	6,530	-	11,700
Cash and cash equivalents at the end
of the period	$-	$20,653	$19	$7,419	$-	$28,091

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the nine months ended October 1, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(69,287)	$(69,287)	$(43,497)	$1,116	$111,668	$(69,287)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	126	39,768	660	-	40,554
Non-cash interest expense, net	-	7,775	-	-	-	7,775
Gain on foreign currency transactions	-	-	-	(466)	-	(466)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Stock based compensation	-	200	-	-	-	200
Deferred income taxes	-	-	6,794	68	-	6,862
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	69,287	42,381	-	-	(111,668)	-
Other	-	-	(40)	(3)	-	(43)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(52,402)	(2,826)	-	(55,228)
Inventories	-	-	(17,566)	(1,186)	-	(18,752)
Prepaid expenses and other
current assets	-	43	(458)	(1,542)	-	(1,957)
Accounts payable	-	238	16,439	1,923	-	18,600
Accrued expenses	-	(7,735)	6,549	1,220	-	34
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	-	122	432	-	554
Net cash provided by (used in)
operating activities	-	1,604	(51,315)	(604)	-	(50,315)
Cash flows from investing
activities:
Capital expenditures	-	(594)	(6,923)	(699)	-	(8,216)
Proceeds from sale of assets	-	-	48	-	-	48
Net cash used in
investing activities	-	(594)	(6,875)	(699)	-	(8,168)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	85,000	-	-	-	85,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(57,950)	57,936	14	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(1,483)	-	-	-	(1,483)
Debt issuance costs paid	-	(26,907)	-	-	-	(26,907)
Net cash provided by (used in)
financing activities	-	(6,109)	57,936	14	-	51,841
Impact of exchange rate movement
on cash	-	-	-	(253)	-	(253)
Net decrease in cash
and cash equivalents	-	(5,099)	(254)	(1,542)	-	(6,895)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$7,073	$(1,371)	$4,901	$-	$10,603

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2011

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Adjustments to reconcile net income (loss)
to cash provided by (used in) operating activities:
Depreciation and amortization
expense	-	169	52,951	900	-	54,020
Non-cash interest expense, net	-	10,518	-	-	-	10,518
Gain on foreign currency transactions	-	-	-	(492)	-	(492)
Loss on modification or
extinguishment of debt	-	27,863	-	-	-	27,863
Deferred income taxes	-	-	7,872	(1,579)	-	6,293
Reduction in tax uncertainty,
net of valuation allowance	-	-	(6,617)	-	-	(6,617)
Equity in subsidiaries' net loss	84,507	59,179	-	-	(143,686)	-
Other	-	-	(51)	(3)	-	(54)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(13,107)	(159)	-	(13,266)
Inventories	-	-	(5,253)	(1,160)	-	(6,413)
Prepaid expenses and other
current assets	-	(176)	(1,622)	(150)	-	(1,948)
Accounts payable	-	321	(6,593)	1,500	-	(4,772)
Accrued expenses	-	11,300	3,256	758	-	15,314
Cash payments on restructuring liabilities	-	-	(407)	-	-	(407)
Other	-	430	100	479	-	1,009
Net cash provided by (used in)
operating activities	-	25,097	(30,511)	1,955	-	(3,459)
Cash flows from investing
activities:
Capital expenditures	-	(63)	(10,490)	(937)	-	(11,490)
Proceeds from sale of assets	-	-	102	-	-	102
Net cash used in
investing activities	-	(63)	(10,388)	(937)	-	(11,388)
Cash flows from financing
activities:
Proceeds from long-term debt	-	423,684	-	-	-	423,684
Payments on long-term debt	-	(348,684)	-	-	-	(348,684)
Net revolver borrowings	-	55,000	-	-	-	55,000
Payments on previous revolver credit facility	-	(30,000)	-	-	-	(30,000)
Proceeds from intercompany						-
investment	-	(37,826)	38,608	(782)	-	-
Payment of early tender premium	-	(49,769)	-	-	-	(49,769)
Equity repurchases	-	(14,049)	-	-	-	(14,049)
Debt issuance costs paid	-	(26,984)	-	-	-	(26,984)
Net cash provided by (used in)
financing activities	-	(28,628)	38,608	(782)	-	9,198
Impact of exchange rate movement
on cash	-	-	-	(149)	-	(149)
Net increase (decrease) in cash
and cash equivalents	-	(3,594)	(2,291)	87	-	(5,798)
Cash and cash equivalents at the
beginning of the period	-	12,172	(1,117)	6,443	-	17,498
Cash and cash equivalents at the end
of the period	$-	$8,578	$(3,408)	$6,530	$-	$11,700

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2010

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	168	59,761	789	-	60,718
Non-cash interest expense, net	-	9,800	-	-	-	9,800
Gain on foreign currency transactions	-	-	-	(510)	-	(510)
Gain on extinguishment of debt	-	(98,187)	-	-	-	(98,187)
Write-off of previously capitalized
offering costs	-	1,571	-	-	-	1,571
Deferred income taxes	-	-	981	622	-	1,603
Equity in subsidiaries' net income (loss)	(27,667)	52,648	-	-	(24,981)	-
Other	-	-	8	(12)	-	(4)
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,730)	707	-	(3,023)
Inventories	-	-	(1,384)	1,264	-	(120)
Prepaid expenses and other
current assets	-	(1,488)	6,634	2,478	-	7,624
Accounts payable	-	(199)	1,090	1,026	-	1,917
Accrued expenses	-	(4,384)	4,211	625	-	452
Cash payments on restructuring liabilities	-	-	(2,630)	-	-	(2,630)
Other	-	163	(718)	425	-	(130)
Net cash provided by (used in)
operating activities	-	(12,241)	5,245	13,744	-	6,748
Cash flows from investing
activities:
Capital expenditures	-	-	(10,275)	(830)	-	(11,105)
Proceeds from sale of assets	-	-	2,032	-	-	2,032
Net cash used in
investing activities	-	-	(8,243)	(830)	-	(9,073)
Cash flows from financing
activities:
Proceeds from long-term debt	-	145,709	-	-	-	145,709
Payments on long-term debt	-	(141,191)	-	-	-	(141,191)
Net revolver borrowings	-	5,000	-	-	-	5,000
Proceeds from intercompany						-
investment	-	14,665	(711)	(13,954)	-	-
Equity contributions	-	2,428	-	-	-	2,428
Equity repurchases		(2,978)	-	-	-	(2,978)
Debt issuance costs paid	-	(5,029)	-	-	-	(5,029)
Tax payments on behalf of parent	-	(1,532)	-	-	-	(1,532)
Net cash provided by (used in)
financing activities	-	17,072	(711)	(13,954)	-	2,407
Impact of exchange rate movement
on cash	-	-	-	353	-	353
Net increase (decrease) in cash
and cash equivalents	-	4,831	(3,709)	(687)	-	435
Cash and cash equivalents at the
beginning of the period	-	7,341	2,592	7,130	-	17,063
Cash and cash equivalents at the end
of the period	$-	$12,172	$(1,117)	$6,443	$-	$17,498

PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the year ended December 31, 2009

(Amounts in thousands)	Guarantor	Issuer		Non-
	Ply Gem	Ply Gem	Guarantor	Guarantor	Consolidating
	Holdings, Inc.	Industries, Inc.	Subsidiaries	Subsidiary	Adjustments	Consolidated
Cash flows from operating
activities:
Net income (loss)	$(76,752)	$(76,752)	$(69,812)	$4,601	$141,963	$(76,752)
Adjustments to reconcile net
income (loss) to cash provided by
(used in) operating activities:
Depreciation and amortization
expense	-	169	55,398	704	-	56,271
Non-cash interest expense, net	-	8,911	-	-	-	8,911
Gain on foreign currency transactions	-	-	-	(475)	-	(475)
Deferred income taxes	-	-	(16,676)	626	-	(16,050)
Equity in subsidiaries' net income (loss)	76,752	65,211	-	-	(141,963)	-
Other	-	-	22	(17)	-	5
Changes in operating assets and
liabilities:
Accounts receivable, net	-	-	(3,120)	298	-	(2,822)
Inventories	-	-	26,430	(30)	-	26,400
Prepaid expenses and other
current assets	-	3,441	(1,099)	(2,629)	-	(287)
Accounts payable	-	3,284	(10,482)	(622)	-	(7,820)
Accrued expenses	-	(3,437)	4,854	182	-	1,599
Cash payments on restructuring liabilities	-	-	(6,034)	-	-	(6,034)
Other	-	31	328	(187)	-	172
Net cash provided by (used in)
operating activities	-	858	(20,191)	2,451	-	(16,882)
Cash flows from investing
activities:
Capital expenditures	-	(23)	(7,572)	(212)	-	(7,807)
Proceeds from sale of assets	-	-	58	23	-	81
Other	-	-	(109)	-	-	(109)
Net cash used in
investing activities	-	(23)	(7,623)	(189)	-	(7,835)
Cash flows from financing
activities:
Proceeds from long-term debt	-	20,000	-	-	-	20,000
Net revolver borrowings	-	(35,000)	-	-	-	(35,000)
Proceeds from intercompany						-
investment	-	(22,147)	25,916	(3,769)	-	-
Debt issuance costs paid	-	(2,528)	-	-	-	(2,528)
Net cash provided by (used in)
financing activities	-	(39,675)	25,916	(3,769)	-	(17,528)
Impact of exchange rate movement
on cash	-	-	-	1,019	-	1,019
Net increase (decrease) in cash
and cash equivalents	-	(38,840)	(1,898)	(488)	-	(41,226)
Cash and cash equivalents at the
beginning of the period	-	46,181	4,490	7,618	-	58,289
Cash and cash equivalents at the end
of the period	$-	$7,341	$2,592	$7,130	$-	$17,063

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
	Jul. 30, 2010	Sep. 29, 2012		Oct. 01, 2011	Sep. 29, 2012		Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Accounts receivable, allowances		$ 3,621,000			$ 3,621,000			$ 3,883,000	$ 5,294,000
Inventories [Abstract]
Inventory reserves balance		7,200,000			7,200,000			6,300,000	7,200,000
Decrease (increase) in inventory reserve					(900,000)			1,400,000
Property and Equipment [Line Items]
Depreciation expense								27,300,000	33,600,000	36,600,000
Sale of assets	2,500,000
Proceeds from sale of assets	1,900,000				186,000		48,000	102,000	2,032,000	81,000
Remaining recorded note receivable due	600,000
Loss on sale of assets									100,000
Long Lived Assets [Abstract]
Asset impairment charges								200,000
Debt Issuance Costs [Abstract]
Debt issuance cost net of accumulated amortization		24,700,000			24,700,000			26,500,000	20,600,000
Liquidity [Abstract]
Aggregate indebtedness		1,002,770,000			1,002,770,000			961,670,000	894,163,000
Contractual availability under the ABL facility								151,200,000
Borrowing base availability reflecting of ABL borrowings								69,900,000
Additional amount reflecting		55,000,000			55,000,000			55,000,000
Letters of credit and priority payable reserves								6,300,000
Foreign Currency [Abstract]
Gain from foreign currency transactions		100,000		100,000	264,000		466,000	492,000	510,000	475,000
Currency translation					1,000,000			(691,000)	1,639,000	4,709,000
Concentration of Credit Risk [Abstract]
Concentration of sales to largest customer (in hundredths)								9.40%	9.00%	9.20%
Foreign currency translation [Roll Forward]
Foreign currency translation, beginning balance					5,052,000		5,743,000	5,743,000	4,104,000	(605,000)
Net current period change					1,000,000			(691,000)	1,639,000	4,709,000
Foreign currency translation, ending balance								5,052,000	5,743,000	4,104,000
Minimum pension liability adjustments [Roll Forward]
Minimum pension liability adjustments,, beginning balance					(11,120,000)		(4,520,000)	(4,520,000)	(3,780,000)	(4,938,000)
Net current period change								(6,600,000)	(740,000)	1,158,000
Minimum pension liability adjustments, ending balance								(11,120,000)	(4,520,000)	(3,780,000)
Accumulated Other Comprehensive Income [Roll Forward]
Accumulated other comprehensive income, beginning balance					(6,068,000)		1,223,000	1,223,000	324,000	(5,543,000)
Net current period change								(7,291,000)	899,000	5,867,000
Accumulated other comprehensive income, ending balance		(5,129,000)			(5,129,000)			(6,068,000)	1,223,000	324,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		1,037,550,000			1,037,550,000			829,188,000	935,125,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								132,188,000	159,375,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		876,750,000			876,750,000			697,000,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									775,750,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		0			0			0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		0			0			0
Significant Other Observable Inputs (Level 2) [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		0			0			0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		0			0			0
Significant Unobservable Inputs (Level 3) [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		1,000,000,000	[1]		1,000,000,000	[1]		950,000,000	875,000,000
Carrying Value [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								150,000,000	150,000,000
Carrying Value [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		840,000,000	[1]		840,000,000	[1]		800,000,000
Carrying Value [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									725,000,000
Fair Value Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		1,037,550,000			1,037,550,000			829,188,000	935,125,000
Fair Value Total [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities								132,188,000	159,375,000
Fair Value Total [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities		876,750,000			876,750,000			697,000,000
Fair Value Total [Member] | Senior Secured Notes-11.75% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities									$ 775,750,000
Building and improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life					10 years			10 years
Building and improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life					37 years			37 years
Machinery and equipment, including leases [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life					3 years			3 years
Machinery and equipment, including leases [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life					15 years			15 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Property plant and equipment useful life description					Term of lease or useful life, whichever is shorter			Term of lease or useful life, whichever is shorter

[1]	Carrying values exclude unamortized discounts for long-term debt

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 29, 2012	Sep. 29, 2012	Dec. 31, 2018	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 Windows and Doors [Member]	Dec. 31, 2011 Windows and Doors [Member]	Dec. 31, 2010 Windows and Doors [Member]	Dec. 31, 2009 Windows and Doors [Member]	Dec. 31, 2011 Siding, Fencing and Stone [Member]	Dec. 31, 2010 Siding, Fencing and Stone [Member]	Sep. 29, 2012 Siding, Fencing and Stone [Member]	Dec. 31, 2009 Siding, Fencing and Stone [Member]
Goodwill [Line Items]
Number of reporting units	2	2		2
Estimated single family housing levels from 2011 to 2018			1,050,000	434,000
Estimated repair and remodeling growth rate (in hundredths)			3.00%	3.00%
Percentage reporting units which exceeded carrying value							19.00%			90.00%
Goodwill	$ 392,717	$ 392,717		$ 391,467	$ 393,433	$ 71,733	$ 71,360	$ 73,326	$ 72,731	$ 320,107	$ 320,107	$ 320,984	$ 320,107
Rollforward of goodwill [Abstract]
Goodwill, gross							399,133	401,099	400,504	442,334	442,334		442,334
Accumulated impairment losses							(327,773)	(327,773)	(327,773)	(122,227)	(122,227)		(122,227)
Goodwill, net	392,717	392,717		391,467	393,433	71,733	71,360	73,326	72,731	320,107	320,107	320,984	320,107
Currency translation adjustments						373	(244)	595		0	0
Purchase accounting adjustment							(307)			0
Tax benefit of excess tax goodwill							$ (1,415)			$ 0

INTANGIBLE ASSETS, NET (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major components of intangible assets [Abstract]
Average Amortization Period			13 years		13 years	13 years
Cost	$ 259,219,000		$ 259,219,000		$ 259,075,000	$ 258,203,000
Accumulated Amortization	(158,126,000)		(158,126,000)		(137,927,000)	(111,238,000)
Net Carrying Value	101,093,000		101,093,000		121,148,000	146,965,000
Amortization of intangible assets	6,738,000	6,667,000	20,199,000	20,020,000	26,689,000	27,099,000	19,651,000
Estimated future amortization [Abstract]
2012					26,875,000
2013	16,732,000		16,732,000		16,723,000
2014	15,353,000		15,353,000		15,344,000
2015	14,827,000		14,827,000		14,818,000
2016	14,240,000		14,240,000		14,231,000
Increased amortization expense					7,400,000	7,400,000
Patents [Member]
Major components of intangible assets [Abstract]
Average Amortization Period			14 years		14 years	14 years
Cost	12,770,000		12,770,000		12,770,000	12,770,000
Accumulated Amortization	(8,074,000)		(8,074,000)		(7,361,000)	(6,418,000)
Net Carrying Value	4,696,000		4,696,000		5,409,000	6,352,000
Trademarks/Tradenames [Member]
Major components of intangible assets [Abstract]
Average Amortization Period			11 years		11 years	11 years
Cost	85,644,000		85,644,000		85,644,000	85,644,000
Accumulated Amortization	(58,358,000)		(58,358,000)		(48,296,000)	(34,885,000)
Net Carrying Value	27,286,000		27,286,000		37,348,000	50,759,000
Customer relationships [Member]
Major components of intangible assets [Abstract]
Average Amortization Period			13 years		13 years	13 years
Cost	158,158,000		158,158,000		158,158,000	158,158,000
Accumulated Amortization	(89,980,000)		(89,980,000)		(80,851,000)	(68,651,000)
Net Carrying Value	68,178,000		68,178,000		77,307,000	89,507,000
Other [Member]
Major components of intangible assets [Abstract]
Cost	2,647,000		2,647,000		2,503,000	1,631,000
Accumulated Amortization	(1,714,000)		(1,714,000)		(1,419,000)	(1,284,000)
Net Carrying Value	$ 933,000		$ 933,000		$ 1,084,000	$ 347,000

LONG-TERM DEBT (Details) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended					12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended			0 Months Ended	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Apr. 02, 2011	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Pro Forma [Member]		Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Feb. 28, 2011 11.75% Senior Secured Notes [Member]	Feb. 11, 2011 11.75% Senior Secured Notes [Member]	Mar. 13, 2011 11.75% Senior Secured Notes [Member]	Sep. 29, 2012 11.75% Senior Secured Notes [Member]	Oct. 01, 2011 11.75% Senior Secured Notes [Member]	Aug. 04, 2011 8.25% Senior Secured Notes due 2018 [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Oct. 01, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2011 8.25% Senior Secured Notes due 2018 [Member]	Feb. 16, 2010 9% Senior Subordinated Notes [Member]	Jan. 11, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 9% Senior Subordinated Notes [Member]	Jun. 30, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 11.75% Senior Secured Notes Tender premium [Member]	Dec. 31, 2010 11.75% Senior Secured Notes Tender premium [Member]	Sep. 29, 2012 11.75% Senior Secured Notes unamortized discount [Member]	Oct. 01, 2011 11.75% Senior Secured Notes unamortized discount [Member]	Dec. 31, 2011 11.75% Senior Secured Notes unamortized discount [Member]	Dec. 31, 2010 11.75% Senior Secured Notes unamortized discount [Member]	Sep. 29, 2012 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Dec. 31, 2011 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 Third party fees for 8.25% Senior Secured Notes [Member]	Oct. 01, 2011 Third party fees for 8.25% Senior Secured Notes [Member]	Dec. 31, 2011 Third party fees for 8.25% Senior Secured Notes [Member]	Dec. 31, 2010 Third party fees for 8.25% Senior Secured Notes [Member]	Sep. 29, 2012 Unamortized debt issuance costs for prior ABL Facility [Member]	Oct. 01, 2011 Unamortized debt issuance costs for prior ABL Facility [Member]	Dec. 31, 2011 Unamortized debt issuance costs for prior ABL Facility [Member]	Dec. 31, 2010 Unamortized debt issuance costs for prior ABL Facility [Member]	Oct. 01, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member]	Oct. 01, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 Third party fees for 9.375% unsecured notes due 2017 [Member]	Dec. 31, 2011 Carrying value of 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 Carrying value of 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 9% Senior Subordinated Notes unamortized debt issuance costs	Dec. 31, 2010 9% Senior Subordinated Notes unamortized debt issuance costs	Dec. 31, 2011 9% Senior Subordinated Notes unamortized premium [Member]	Dec. 31, 2010 9% Senior Subordinated Notes unamortized premium [Member]	Dec. 31, 2011 Reacquisition price of 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 Reacquisition price of 9% Senior Subordinated Notes [Member]	Sep. 29, 2012 Ply Gem Canada [Member]	Dec. 31, 2011 Ply Gem Canada [Member]	Feb. 16, 2012 8.25% Senior Secured Notes due 2018 [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Oct. 01, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2011 8.25% Senior Secured Notes due 2018 [Member]	Feb. 11, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2010 8.25% Senior Secured Notes due 2018 [Member]	Feb. 11, 2011 11.75% Senior Secured Notes due 2013 [Member]	Jun. 09, 2008 11.75% Senior Secured Notes due 2013 [Member]	Oct. 01, 2011 11.75% Senior Secured Notes due 2013 [Member]	Dec. 31, 2011 11.75% Senior Secured Notes due 2013 [Member]	Dec. 31, 2010 11.75% Senior Secured Notes due 2013 [Member]	Oct. 23, 2009 11.75% Senior Secured Notes due 2013 [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Aug. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Jan. 26, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Industries [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Canada [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Canada [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2009 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2010 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Jun. 30, 2008 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Jun. 09, 2008 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Oct. 27, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Jan. 11, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 27, 2012 13.125% Senior Subordinated Notes due 2014 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member]	Sep. 27, 2012 9.375% Senior unsecured notes due 2017 [Member]	Dec. 31, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 Maximum [Member] Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Sep. 29, 2012 Maximum [Member] Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,002,770,000				$ 1,002,770,000		$ 961,670,000	$ 894,163,000																																																									$ 40,000,000	$ 797,806,000	$ 797,806,000		$ 759,359,000		$ 0	$ 724,600,000	$ 700,000,000		$ 0	$ 717,682,000	$ 25,000,000	$ 55,000,000	$ 55,000,000										$ 30,000,000				$ 150,000,000	$ 147,311,000	$ 0	$ 146,481,000		$ 149,964,000	$ 160,000,000	$ 0
Maximum borrowing capacity																																																																																	175,000,000	197,500,000	197,500,000	15,000,000	15,000,000					150,000,000	150,000,000													212,500,000	212,500,000
Notes Due																																																																		Feb 15, 2018	Feb 15, 2018		Feb 15, 2018			Jun 15, 2013			Jun 15, 2013			Jan 26, 2016	Jan 26, 2016								Jun 30, 2013							Jul 15, 2014				Apr 15, 2017
Interest rate on debt (in hundredths)																																																																		8.25%	8.25%		8.25%			11.75%			11.75%																			13.13%	13.13%			9.38%			9.38%	9.00%	9.00%
Unamortized discount																																																																	6,000,000	42,194,000	42,194,000		40,641,000	38,900,000	0				0	7,318,000																		2,689,000		3,519,000		10,036,000
Net proceeds																																																																	32,700,000								693,500,000																				145,700,000				165,400,000
Transaction costs																																																																	1,300,000			25,900,000	25,900,000																													2,500,000
Percentage of discount on debt offering (in hundredths)																																																																									1.00%																				3.00%
Accordion feature line increase																																																																														37,500,000	37,500,000
Percentage of eligible accordion increase taken (in hundredths)																																																																																50.00%
Debt increase capability																																																																														Has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million	Has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million
Contractual availability							151,200,000																																																																							151,200,000	151,200,000
Borrowing base availability reflecting of ABL borrowings							69,900,000																																																																							107,400,000	69,900,000
Interest rate description																																																																														Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans.	Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans.
Interest rate during period (in hundredths)																																																																														2.90%	2.80%
Covenant terms																																																																		The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.	The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.		The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.									The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February and March). The new ABL Facility contains certain covenants that limit the ability of the Company and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances.	The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February and March). The new ABL Facility contains certain covenants that limit the ability of the Company and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances.															The indenture governing the 13.125% Senior Subordinated Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base and (b) the greater of (i) $725.0 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (ii) an amount that is three times Consolidated Cash Flow (as defined in the indenture) for the four-quarter period; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding, debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $25.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.				The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.
Percentage of equity guaranteed by parent company (in hundredths)																																																															35.00%	35.00%
Dividend and distribution restrictions																																																																		Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.	Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.		Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.									Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.	Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.															Permitted dividends and distributions include those used to redeem equity of its officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $500,000 in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million. Ply Gem Industries may also pay dividends or make other distributions to Ply Gem Holdings so long as it can incur $1.00 of additional debt pursuant to the 2.00 to 1.00 consolidated interest coverage ratio test described above and so long as the aggregate amount of such dividend or distribution together with certain other dividends and distributions does not exceed 50% of consolidated net income plus certain other items.				Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.
Line of credit outstanding	55,000,000				55,000,000		55,000,000																																																																							55,000,000	55,000,000
Letters of credit outstanding																																																																														6,300,000	6,300,000
Increase in the available commitments																																																																																								25,000,000
Debt maturity period																																																																																						5 years	5 years
Due date																																																																																						Jun 30, 2013	Jun 30, 2013
Cumulative early tender premiums																																																																										49,800,000	49,800,000
Extinguishment of Debt [Line Items]
Extinguishment of debt													6,000,000	718,600,000	400,000								141,200,000																																																																					150,000,000
Debt issuance costs paid					2,644,000	26,907,000	26,984,000	5,029,000	2,528,000			2,100,000								13,600,000	13,600,000																						2,100,000			1,100,000	1,100,000
Debt Instrument, Call Feature																			Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.		Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the aggregate amount of the 8.25 % Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.							Prior to January 15, 2012, Ply Gem Industries had the option to redeem up to 40% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 113.125% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the original aggregate principal amount of the 13.125% Senior Subordinated Notes remains outstanding after the redemption. On or after January 15, 2012, and prior to January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any. On or after January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, to the redemption date. At any time on or after January 15, 2012, Ply Gem Industries may redeem the 13.125% Senior Subordinated Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 13.125% Senior Subordinated Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.																			Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any. On or after October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.
Redemption price															103% of the principal amount thereof, plus accrued and unpaid interest.							100% of the principal amount thereof plus accrued interest.					Redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date
Tender offer price													1,029.00 per $1,000 principal	1,069.00 per $1,000 principal
Early tender payment price														40.00 per $1,000 principal
Exchange of long term debt for equity																									218,800,000
Debt exchanged																		800,000,000								150,000,000
Value of equity received in exchange for debt								114,929,000																	114,900,000
Loss on extinguishment of debt: [Abstract]
Gain (Loss) on extinguishment of debt	(2,158,000)	0			(2,158,000)	(14,415,000)	(14,415,000)	0								0	(10,883,000)							0	98,187,000				(10,883,000)	0	0	(775,000)	(775,000)	0	0	(2,757,000)	(2,757,000)												(299,000)	0	(299,000)	0	0		0	360,000,000	0	(5,780,000)	0	100,000	0	(256,133,000)
Gain on extinguishment of debt including write off of unamortized debt issuance costs																									100,400,000
Loss on modification of debt: [Abstract]
Gain (loss) on modification of debt	(1,449,000)	0			(1,449,000)	(13,448,000)	(13,448,000)	0																														0	(12,261,000)	(12,261,000)	0	0	(1,187,000)	(1,187,000)	0	0	(1,449,000)	0						(1,449,000)
Gain (loss) on modification or extinguishment of debt	(3,607,000)	0	(27,863,000)	98,200,000	(3,607,000)	(27,863,000)	(27,863,000)	98,187,000	0
Maturities of Long-term Debt [Abstract]
2012							0			0	[1]
2013							0			0	[1]
2014							202,311,000			202,311,000	[1]
2015							0			0	[1]
2016							0			0	[1]
Thereafter							759,359,000			793,359,000	[1]
Total Long term Debt							$ 961,670,000			$ 995,670,000	[1]

[1]	These amounts are proforma as of December 31, 2011 for the February 2012 debt transaction.

DEFINED BENEFIT PLANS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
DEFINED BENEFIT PLANS [Abstract]
Number of separate pension plans	2		2		2
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of year			$ 42,400,000	$ 38,066,000	$ 38,066,000		$ 34,846,000
Service cost	0	27,000	0	81,000	98,000		92,000		177,000
Interest cost	467,000	493,000	1,401,000	1,479,000	1,931,000		2,014,000		2,000,000
Actuarial loss					4,138,000		2,717,000
Benefits and expenses paid					(1,833,000)		(1,603,000)
Projected benefit obligation at end of year					42,400,000		38,066,000		34,846,000
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year			26,377,000	26,929,000	26,929,000		24,394,000
Actual return on plan assets					(680,000)		2,870,000
Employer and participant contributions					1,961,000		1,268,000
Benefits and expenses paid					(1,833,000)		(1,603,000)
Fair value of plan assets at end of year					26,377,000		26,929,000		24,394,000
Funded status and financial position [Abstract]
Fair value of plan assets					26,377,000		26,929,000		24,394,000
Benefit obligation at end of year					42,400,000		38,066,000		34,846,000
Funded status					(16,023,000)		(11,137,000)
Amount recognized in the balance sheet consists of [Abstract]
Current liability	(2,577,000)		(2,577,000)		(2,577,000)		(1,961,000)
Noncurrent liability					(13,446,000)		(9,176,000)
Liability recognized in the balance sheet					(16,023,000)		(11,137,000)
Accumulated benefit obligation for the combined plans					42,400,000		38,100,000
Accumulated other comprehensive loss [Abstract]
Initial net asset (obligation)					0		0
Prior service credit (cost)					0		0
Net loss					14,365,000		7,788,000
Accumulated other comprehensive loss					14,365,000		7,788,000
Actuarial assumptions [Abstract]
Discount rate for projected benefit obligation					4.50%		5.30%		5.95%
Discount rate for pension costs					5.30%		5.95%		6.35%
Expected long-term average return on plan assets					7.50%		7.50%		7.50%
Net periodic benefit costs [Abstract]
Service cost	0	27,000	0	81,000	98,000		92,000		177,000
Interest cost	467,000	493,000	1,401,000	1,479,000	1,931,000		2,014,000		2,000,000
Expected return on plan assets	(504,000)	(488,000)	(1,512,000)	(1,464,000)	(2,028,000)		(1,818,000)		(1,462,000)
Amortization of loss	200,000	77,000	600,000	231,000	269,000		203,000		502,000
Net periodic benefit expense	163,000	109,000	489,000	327,000	270,000		491,000		1,217,000
Pension assets [Abstract]
Target Allocation					100.00%		100.00%
Actual Allocation					100.00%		100.00%
Weighted Average Expected Long-Term Rate of Return					7.30%	[1]	7.10%	[1]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					26,377,000		26,929,000		24,394,000
Pension contributions					2,000,000		1,300,000
Expected cash contributions					2,600,000
Benefit plan payments [Abstract]
2012					1,857,000
2013					1,922,000
2014					1,999,000
2015					2,080,000
2016					2,180,000
2017-2021					12,503,000
Supplemental Executive Retirement Plan expense					17,000		18,000		18,000
Projected benefit obligation relating to unfunded plan					354,000		331,000
Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					26,377,000		26,929,000
Funded status and financial position [Abstract]
Fair value of plan assets					26,377,000		26,929,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					26,377,000		26,929,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					13,833,000		14,804,000
Funded status and financial position [Abstract]
Fair value of plan assets					13,833,000		14,804,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					13,833,000		14,804,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					12,544,000		12,125,000
Funded status and financial position [Abstract]
Fair value of plan assets					12,544,000		12,125,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					12,544,000		12,125,000
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0		0
Funded status and financial position [Abstract]
Fair value of plan assets					0		0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0		0
U.S. Large Cap Funds [Member]
Pension assets [Abstract]
Target Allocation					25.00%		25.00%
Actual Allocation					21.90%		23.10%
Weighted Average Expected Long-Term Rate of Return					2.00%	[1]	2.00%	[1]
U.S. Large Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					5,793,000	[2]	6,228,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					5,793,000	[2]	6,228,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					5,793,000	[2]	6,228,000	[2]
U.S. Large Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					5,793,000	[2]	6,228,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					5,793,000	[2]	6,228,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					5,793,000	[2]	6,228,000	[2]
U.S. Large Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
U.S. Large Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
U.S. Mid Cap Funds [Member]
Pension assets [Abstract]
Target Allocation					5.00%		5.00%
Actual Allocation					7.90%		8.60%
Weighted Average Expected Long-Term Rate of Return					0.50%	[1]	0.50%	[1]
U.S. Mid Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					2,087,000	[2]	2,326,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					2,087,000	[2]	2,326,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					2,087,000	[2]	2,326,000	[2]
U.S. Mid Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,032,000	[2]	1,158,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					1,032,000	[2]	1,158,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,032,000	[2]	1,158,000	[2]
U.S. Mid Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,055,000	[2]	1,168,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					1,055,000	[2]	1,168,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,055,000	[2]	1,168,000	[2]
U.S. Mid Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
U.S. Small Cap Funds [Member]
Pension assets [Abstract]
Target Allocation					3.00%		3.00%
Actual Allocation					3.10%		3.40%
Weighted Average Expected Long-Term Rate of Return					0.30%	[1]	0.30%	[1]
U.S. Small Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					812,000	[2]	908,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					812,000	[2]	908,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					812,000	[2]	908,000	[2]
U.S. Small Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					393,000	[2]	423,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					393,000	[2]	423,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					393,000	[2]	423,000	[2]
U.S. Small Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					419,000	[2]	485,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					419,000	[2]	485,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					419,000	[2]	485,000	[2]
U.S. Small Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
International Equity [Member]
Pension assets [Abstract]
Target Allocation					15.00%		15.00%
Actual Allocation					15.20%		15.50%
Weighted Average Expected Long-Term Rate of Return					1.60%	[1]	1.40%	[1]
International Equity [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					3,996,000	[2]	4,168,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					3,996,000	[2]	4,168,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					3,996,000	[2]	4,168,000	[2]
International Equity [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					3,996,000	[2]	4,168,000	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					3,996,000	[2]	4,168,000	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					3,996,000	[2]	4,168,000	[2]
International Equity [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
International Equity [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[2]	0	[2]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[2]	0	[2]
Fixed Income [Member]
Pension assets [Abstract]
Target Allocation					45.00%		45.00%
Actual Allocation					45.00%		42.40%
Weighted Average Expected Long-Term Rate of Return					2.30%	[1]	2.30%	[1]
Other Investments [Member]
Pension assets [Abstract]
Target Allocation					7.00%		7.00%
Actual Allocation					6.90%		7.00%
Weighted Average Expected Long-Term Rate of Return					0.60%	[1]	0.60%	[1]
Cash and Equivalents [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					524,000		372,000
Funded status and financial position [Abstract]
Fair value of plan assets					524,000		372,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					524,000		372,000
Cash and Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0		0
Funded status and financial position [Abstract]
Fair value of plan assets					0		0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0		0
Cash and Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					524,000		372,000
Funded status and financial position [Abstract]
Fair value of plan assets					524,000		372,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					524,000		372,000
Cash and Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0		0
Funded status and financial position [Abstract]
Fair value of plan assets					0		0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0		0
Commodity Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,302,000	[3]	1,512,000	[3]
Funded status and financial position [Abstract]
Fair value of plan assets					1,302,000	[3]	1,512,000	[3]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,302,000	[3]	1,512,000	[3]
Commodity Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,302,000	[3]	1,512,000	[3]
Funded status and financial position [Abstract]
Fair value of plan assets					1,302,000	[3]	1,512,000	[3]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,302,000	[3]	1,512,000	[3]
Commodity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[3]	0	[3]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[3]	0	[3]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[3]	0	[3]
Commodity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[3]	0	[3]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[3]	0	[3]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					0	[3]	0	[3]
Domestic Bond Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					11,863,000	[4]	11,415,000	[4]
Funded status and financial position [Abstract]
Fair value of plan assets					11,863,000	[4]	11,415,000	[4]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					11,863,000	[4]	11,415,000	[4]
Domestic Bond Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					1,317,000	[4]	1,315,000	[4]
Funded status and financial position [Abstract]
Fair value of plan assets					1,317,000	[4]	1,315,000	[4]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					1,317,000	[4]	1,315,000	[4]
Domestic Bond Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					10,546,000	[4]	10,100,000	[4]
Funded status and financial position [Abstract]
Fair value of plan assets					10,546,000	[4]	10,100,000	[4]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					10,546,000	[4]	10,100,000	[4]
Domestic Bond Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year					0	[4]	0	[4]
Funded status and financial position [Abstract]
Fair value of plan assets					0	[4]	0	[4]
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets					$ 0	[4]	$ 0	[4]

[1]	The weighted average expected long-term rate of return by asset category is based on the Company's target allocation.
[2]	Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.
[3]	Commodity funds are comprised of two mutual funds which represent small market energy funds.
[4]	Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

DEFINED CONTRIBUTION PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Plans Disclosure [Abstract]
Employer matching contribution (in hundredths)	50.00%
Employee contributions for most members (in hundredths)	6.00%
Defined contribution plan exception of matching (in hundredths)	25.00%
Contribution made by employer	$ 2,100	$ 700	$ 0

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012 Warranty claims [Member]	Oct. 01, 2011 Warranty claims [Member]	Sep. 29, 2012 Warranty claims [Member]	Oct. 01, 2011 Warranty claims [Member]	Dec. 31, 2011 Warranty claims [Member]	Dec. 31, 2010 Warranty claims [Member]	Dec. 31, 2009 Warranty claims [Member]	Jul. 01, 2011 Warranty claims [Member]	Dec. 31, 2011 Multiemployer Pension Plan [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum rental obligations for non-cancellable lease	$ 120,200,000		$ 120,200,000
Lease Obligations [Abstract]
2012	18,979,000		18,979,000
2013	17,525,000		17,525,000
2014	14,275,000		14,275,000
2015	12,197,000		12,197,000
2016	9,766,000		9,766,000
Thereafter	47,480,000		47,480,000
Sublease Income [Abstract]
2012	431,000		431,000
2013	440,000		440,000
2014	449,000		449,000
2015	458,000		458,000
2016	467,000		467,000
Thereafter	4,089,000		4,089,000
Total rental expenses			24,600,000	24,600,000	26,100,000
Indemnification [Abstract]
Receivable related to indemnification	3,600,000	3,500,000	3,600,000	3,900,000
Current liabilities	400,000	400,000	400,000	400,000
Long-term liabilities	3,200,000	3,100,000	3,200,000	3,500,000
Product claim liabilities	193,000	223,000	193,000	216,000
Multiemployer pension plan withdrawal liability	2,854,000	2,675,000	2,854,000	3,079,000
Other	572,000	582,000	572,000	602,000
Liabilities for contingency	3,619,000	3,480,000	3,619,000	3,897,000
Quarterly contribution to pension fund through 2018														100,000
Multiemployer plans discount rate (in hundredths)	4.50%		4.50%	5.30%	5.95%									6.00%
Warranty claims [Abstract]
Warranty liabilities, Current	7,677,000	7,892,000	7,677,000	9,375,000
Warranty liabilities , Noncurrent	30,935,000	29,756,000	30,935,000	32,405,000
Change in the Company's warranty liabilities [Roll Forward]
Balance, beginning of period						37,510,000		38,612,000	41,780,000	41,780,000	43,398,000	45,653,000	40,777,000
Warranty expense during period						2,992,000	1,256,000	7,386,000	5,450,000	7,359,000	11,364,000	12,783,000
Settlements made during period						(2,854,000)	(2,948,000)	(8,350,000)	(8,145,000)	(10,527,000)	(12,982,000)	(15,038,000)
Balance, end of period						37,648,000	39,085,000	37,648,000	39,085,000	38,612,000	41,780,000	43,398,000	40,777,000
Environmental [Abstract]
Environmental remediation estimate		1,800,000	1,800,000
Incremental environmental remediation expense	1,600,000		1,600,000
Environmental liability within current liabilities	500,000	300,000	500,000
Environmental liability within other long-term liabilities	$ 1,300,000	$ 1,500,000	$ 1,300,000

ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses [Abstract]
Insurance	$ 3,327		$ 3,327		$ 3,229	$ 3,887
Employee compensation and benefits	10,298		10,298		6,270	6,086
Sales and marketing	24,772		24,772		23,282	21,637
Product warranty	7,892		7,892		7,677	9,375
Accrued freight	963		963		498	513
Accrued interest	8,770		8,770		34,183	13,592
Accrued environmental liability	470		470		708	448
Accrued pension	2,577		2,577		2,577	1,961
Accrued deferred compensation					0	2,155
Accrued taxes	3,443		3,443		2,093	3,123
Other	17,609		17,609		10,364	12,340
Accrued expenses	80,121		80,121		90,881	75,117
Other long-term liabilities [Abstract]
Insurance	1,316		1,316		1,642	2,216
Pension liabilities	11,851		11,851		13,446	9,176
Multi-employer pension withdrawal liability noncurrent	2,675		2,675		2,854	3,079
Product warranty	29,756		29,756		30,935	32,405
Long-term product claim liability	223		223		193	216
Long-term environmental liability	1,990		1,990		1,750	434
Liabilities for tax uncertainties	3,946		3,946		3,546	10,123
Other	6,350		6,350		3,362	2,840
Other long-term liabilities	58,107		58,107		57,728	60,489
Long term incentive plan expense	500	200	1,400	700	900
Retention payments accrued within accrued expenses				$ 3,700	$ 3,700

RESTRUCTURING (Details) (USD $)	12 Months Ended			38 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0	$ 214,000	$ 7,703,000	$ 5,400,000
Pre-tax exit costs				2,000,000
Restructuring Reserve [Roll Forward]
Expensed	0	214,000	7,703,000	5,400,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0	214,000	7,703,000	5,400,000
Contract terminations [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax exit costs				100,000
Personnel-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				1,000,000
Pre-tax exit costs				900,000
Restructuring Reserve [Roll Forward]
Expensed				1,000,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses				1,000,000
Other facilities-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				4,400,000
Pre-tax exit costs				1,000,000
Restructuring Reserve [Roll Forward]
Expensed				4,400,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses				4,400,000
Lease [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				4,000,000
Restructuring Reserve [Roll Forward]
Expensed				4,000,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses				4,000,000
Hammonton New Jersey [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	220,000
Adjustment	0
Cash payments	(220,000)
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Hammonton New Jersey [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	0
Adjustment	0
Cash payments	0
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Hammonton New Jersey [Member] | Contract terminations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	220,000
Cash payments	(220,000)
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Hammonton New Jersey [Member] | Equipment removal and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	0
Adjustment	0
Cash payments	0
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Phoenix Arizona [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	187,000
Adjustment	0
Cash payments	(187,000)
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Phoenix Arizona [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	0
Adjustment	0
Cash payments	0
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Phoenix Arizona [Member] | Contract terminations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	187,000
Adjustment	0
Cash payments	(187,000)
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Phoenix Arizona [Member] | Equipment removal and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0
Restructuring Reserve [Roll Forward]
Accrued, Beginning balance	0
Adjustment	0
Cash payments	0
Expensed	0
Accrued, Ending balance	0			0
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0
Siding, Fencing and Stone [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0	112,000	2,445,000
Restructuring Reserve [Roll Forward]
Expensed	0	112,000	2,445,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0	112,000	2,445,000
Windows and Doors [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0	102,000	5,258,000
Restructuring Reserve [Roll Forward]
Expensed	0	102,000	5,258,000
Restructuring Charges [Abstract]
Restructuring charges included in selling, general and administrative expenses	0	102,000	5,258,000
Restructuring and Related Cost, Incurred Cost		$ 111,000	$ 183,000

INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Federal [Member]	Dec. 31, 2010 Federal [Member]	Dec. 31, 2009 Federal [Member]	Dec. 31, 2011 State [Member]	Dec. 31, 2010 State [Member]	Feb. 28, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2009 9% Senior Subordinated Notes [Member]	Feb. 28, 2010 9% Senior Subordinated Notes [Member] Affiliates of Ply Gem Prime's controlling stockholders [Member]
Summary of components of earnings (loss) before provision (benefit) for income taxes [Abstract]
Domestic					$ (86,538,000)	$ 23,927,000	$ (101,378,000)
Foreign					2,714,000	8,767,000	6,660,000
Income (loss) before provision (benefit) for income taxes	(3,762,000)	8,000	(22,470,000)	(67,308,000)	(83,824,000)	32,694,000	(94,718,000)
Federal [Abstract]
Current					(6,617,000)	83,000	(5,176,000)
Deferred					6,640,000	1,331,000	(17,825,000)
Total federal income taxes					23,000	1,414,000	(23,001,000)
State [Abstract]
Current					654,000	1,526,000	1,827,000
Deferred					(847,000)	(350,000)	1,149,000
Total state income taxes					(193,000)	1,176,000	2,976,000
Foreign [Abstract]
Current					353,000	1,815,000	1,433,000
Deferred					500,000	622,000	626,000
Total foreign income taxes					853,000	2,437,000	2,059,000
Total	(89,000)	466,000	1,579,000	1,979,000	683,000	5,027,000	(17,966,000)
Effective income tax rate (in hundredths)			7.00%		0.80%	15.40%	18.90%
Reconciliation of federal statutory income tax rate to the effective tax rate [Abstract]
Income tax provision (benefit) at the federal statutory rate					(29,338,000)	11,443,000	(33,151,000)
Net change from statutory rate [Abstract]
Valuation allowance					38,939,000	(28,692,000)	35,890,000
Federal impact of cancellation of debt income					0	17,667,000	(17,603,000)
State impact of cancellation of debt income					0	2,646,000	(1,187,000)
Federal net operating loss adjustment					0	2,581,000	0
State income tax benefit, net of federal income tax benefit and goodwill impairment in 2009					(1,936,000)	(766,000)	(3,293,000)
Taxes at non U.S. statutory rate					76,000	(153,000)	89,000
Additional provisions/reversals of uncertain tax positions					(6,287,000)	342,000	1,114,000
Canadian rate differential					(254,000)	(592,000)	(361,000)
Other, net					(517,000)	551,000	536,000
Total	(89,000)	466,000	1,579,000	1,979,000	683,000	5,027,000	(17,966,000)
Deferred tax assets [Abstract]
Accounts receivable					1,397,000	2,028,000
Insurance reserves					1,832,000	2,290,000
Warranty reserves					11,668,000	12,280,000
Pension accrual					6,413,000	4,407,000
Deferred compensation					683,000	121,000
Inventories					3,100,000	3,407,000
Plant closure/relocations					0	407,000
Original issue discount - cancellation of indebtedness					0	2,499,000
Federal, net operating loss carry-forwards					76,789,000	48,251,000
State net operating loss carry-forwards					11,380,000	8,579,000
Interest					4,636,000	4,650,000
Other assets, net					5,172,000	5,307,000
Valuation allowance					(49,780,000)	(8,279,000)
Total deferred tax assets					73,290,000	85,947,000
Deferred tax liabilities [Abstract]
Property and equipment, net					(17,517,000)	(18,893,000)
Intangible assets, net					(39,912,000)	(47,158,000)
Deferred financing					(14,995,000)	(4,327,000)
Cancellation of debt income					0	(9,920,000)
Other liabilities, net					(1,935,000)	(1,764,000)
Total deferred tax liabilities					(74,359,000)	(82,062,000)
Net deferred tax asset (liability)					(1,069,000)	3,885,000
Effective tax rate and debt transactions [Abstract]
Debt instrument, face amount															281,400,000
Interest Rate on debt (in hundredths)															9.00%
Cancellation of indebtedness income														35,300,000	121,500,000
Extinguishment of debt													218,800,000
Equity issued in exchange of debt													114,900,000
Redemption of debt													141,200,000			62,500,000
Deferral period of CODI for debt acquired in 2009					5 years
Period over which deferred CODI will be included in taxable income for debt acquired in 2009					5 years
Deferral period of CODI for debt acquired in 2010					4 years
Period over which deferred CODI will be included in taxable income for debt acquired in 2010					4 years
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance								40,200,000	(27,300,000)		1,300,000	(1,400,000)
Goodwill	18,700,000		18,700,000		13,400,000	13,400,000
Deferred tax liability related to goodwill	4,400,000		4,400,000		3,500,000	2,900,000
Income Tax Examination [Line Items]
Income tax receivable										4,100,000
Proceeds from income tax receivable									4,000,000
Carryback period of net operating losses							5 years
Percentage of limitation on usage of alternative minimum tax net operating loss deductions (in hundredths)							90.00%
Carryback claim of alternative minimum tax							1,100,000
Proceeds from carryback claim of alternative minimum tax						1,100,000
Net operating loss carry-forwards								219,400,000			228,000,000
Net operating loss carry-forwards, expiration dates								Begin to expire in 2028
Valuation allowance for deferred tax asset associated with NOL carry-forwards											7,300,000
Accumulated foreign earnings in Canada	22,300,000		22,300,000		21,600,000
Tax uncertainties [Abstract]
Unrecognized tax benefits that would impact effective tax rate					3,500,000	10,100,000
Interest on uncertain tax positions					800,000	1,400,000
Rollforward of gross tax contingencies [Abstract]
Balance at beginning of period			12,710,000	18,704,000	18,704,000	18,401,000
Additions based on tax positions related to current year					274,000	407,000
Additions for tax positions of prior years					0	54,000
Reductions for tax positions of prior years					0	0
Settlement or lapse of applicable statutes					(6,268,000)	(158,000)
Unrecognized tax benefits at ending of period					12,710,000	18,704,000	18,401,000
Open tax years					2008 through 2011
Reversal of unrecognized tax benefits					6,600,000
Tax contingency reserves expected to reverse in next twelve months					$ 300,000

STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended							9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Sep. 29, 2012 Ply Gem Prime [Member]	Dec. 31, 2011 Ply Gem Prime [Member]	Sep. 29, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Oct. 01, 2011 Phantom Stock [Member]	Dec. 31, 2011 Phantom Stock [Member]	Dec. 31, 2010 Phantom Stock [Member]	Dec. 31, 2009 Phantom Stock [Member]	Aug. 31, 2011 Phantom Stock [Member]	Jul. 02, 2011 Phantom Stock [Member]	Sep. 26, 2006 Phantom Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	5 years
Weighted average fair value of options granted (in dollars per share)	$ 35.07	$ 24.69	$ 0.72
Weighted average assumptions used:
Expected volatility (in hundredths)	46.00%	30.00%	30.00%
Expected term (in years)	3 years 7 months 24 days	5 years	5 years
Risk-free interest rate (in hundredths)	0.91%	2.42%	2.30%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding at beginning of period (in shares)										502,844	387,891
Granted (in shares)										0	150,000
Forfeited or expired (in shares)										(3,500)	(35,047)
Stock options outstanding at end of period (in shares)										499,344	502,844	387,891
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price at beginning of period (in dollars per share)										$ 68.57	$ 56.38
Weighted average exercise price at end of period (in dollars per share)										$ 68.49	$ 68.57	$ 56.38
Weighted average remaining contractual term										6 years 4 days	6 years 9 months	6 years 5 months 23 days
Vested options (in shares)	124,994									159,494
Vested in percentage (in hundredths)	100.00%
Total unrecognized compensation expense	$ 5,200,000									$ 4,100,000
Weighted average recognition period of unrecognized compensation expense	3 years 5 months 27 days									2 years 9 months
Compensation expense	429,722	163,622	31,384
Subsidiary or Equity Method Investee [Line Items]
Common Stock Shares Owned by Management beginning balance (in shares)	100			100				452,872	582,282
Shares issued (in shares)								0	0
Shares repurchased (in shares)								0	(129,410)
Common Stock Shares Owned by Management ending balance (in shares)	100	100		100				452,872	452,872
Shares of common stock vest rate	20.00%
Phantom stock [Abstract]
Entity Common Stock, Shares Outstanding														$ 10					$ 10
Interest, at an annual rate (in hundredths)														10.00%	10.00%			10.00%
Portion of original face amount payable (in hundredths)					33.33%	33.33%	33.33%										33.33%
Payment made for phantom stocks													2,300,000	2,300,000	2,100,000	1,800,000
Accrued expenses	$ 90,881,000	$ 75,117,000		$ 80,121,000											$ 2,200,000

SEGMENT INFORMATION (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Reportable segments												2
Net sales	$ 306,193,000	$ 242,370,000	$ 297,889,000	$ 294,491,000	$ 200,107,000	$ 220,496,000	$ 269,545,000	$ 301,660,000	$ 204,205,000	$ 852,658,000	$ 792,487,000	$ 1,034,857,000	$ 995,906,000	$ 951,374,000
Operating earnings (loss)	27,271,000		25,069,000							59,359,000	36,600,000	44,931,000	56,830,000	40,110,000
Interest expense, net												101,384,000	122,833,000	135,303,000
Depreciation and amortization										39,579,000	40,554,000	54,020,000	60,718,000	56,271,000
Income tax expense (benefit)	(89,000)		466,000							1,579,000	1,979,000	683,000	5,027,000	(17,966,000)
Capital expenditures												11,490,000	11,105,000	7,807,000
Total assets	925,315,000	892,912,000				922,237,000				925,315,000		892,912,000	922,237,000
Canadian sales, net												67,200,000
Percentage of other subsidiaries sales to total sales (in hundredths)												1.00%
Siding, Fencing and Stone [Member]
Segment Reporting Information [Line Items]
Net sales												639,290,000	604,406,000	577,390,000
Operating earnings (loss)	34,403,000		33,335,000							88,487,000	72,520,000	90,849,000	92,612,000	77,756,000
Interest expense, net												(83,000)	(121,000)	(169,000)
Depreciation and amortization												23,598,000	27,578,000	29,341,000
Capital expenditures												5,906,000	5,928,000	3,562,000
Total assets	600,604,000	579,195,000				585,542,000				600,604,000		579,195,000	585,542,000
Windows and Doors [Member]
Segment Reporting Information [Line Items]
Net sales												395,567,000	391,500,000	373,984,000
Operating earnings (loss)	(2,370,000)		(3,373,000)							(15,622,000)	(23,839,000)	(31,134,000)	(19,410,000)	(23,504,000)
Interest expense, net												(13,000)	90,000	183,000
Depreciation and amortization												30,217,000	32,936,000	26,740,000
Capital expenditures												4,651,000	5,177,000	4,222,000
Total assets	274,706,000	273,909,000				298,898,000				274,706,000		273,909,000	298,898,000
Unallocated [Member]
Segment Reporting Information [Line Items]
Operating earnings (loss)	(4,762,000)		(4,893,000)							(13,506,000)	(12,081,000)	(14,784,000)	(16,372,000)	(14,142,000)
Interest expense, net												101,480,000	122,864,000	135,289,000
Depreciation and amortization												205,000	204,000	190,000
Income tax expense (benefit)												683,000	5,027,000	(17,966,000)
Capital expenditures												933,000	0	23,000
Total assets	$ 50,005,000	$ 39,808,000				$ 37,797,000				$ 50,005,000		$ 39,808,000	$ 37,797,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	9 Months Ended		12 Months Ended				12 Months Ended						0 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 06, 2012	Dec. 31, 2011 CI Capital Partners [Member]	Dec. 31, 2010 CI Capital Partners [Member]	Dec. 31, 2009 CI Capital Partners [Member]	Dec. 31, 2010 Affiliates of Ply Gem Prime's controlling stockholders [Member]	Dec. 31, 2009 Affiliates of Ply Gem Prime's controlling stockholders [Member]	Dec. 31, 2010 Ply Gem Prime [Member]	Feb. 16, 2010 Ply Gem Industries [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2010 Former and Existing Management [Member]	Sep. 29, 2012 Board of Directors [Member]	Oct. 01, 2011 Board of Directors [Member]	Sep. 29, 2012 Board of Directors [Member]	Oct. 01, 2011 Board of Directors [Member]	Dec. 31, 2011 Board of Directors [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Dec. 31, 2011 Former Management [Member]	Feb. 16, 2010 Controlling Stockholder [Member]
Related Party Transaction [Line Items]
Percentage of EBITDA as annual fee (in hundredths)							2.00%
Percentage of sale price as transaction fee, payable upon acquisition (in hundredths)							2.00%
Percentage of sale price as transaction fee, payable upon divestitures (in hundredths)							1.00%
Percentage of sale price as transaction fee, payable upon sale (in hundredths)							1.00%
Initial term of agreement						10 years	10 years
Period of automatic consecutive extensions							1 year
Management fees							$ 2,300,000	$ 2,500,000	$ 2,500,000								$ 900,000	$ 800,000	$ 2,100,000	$ 1,800,000
Exchange of long term debt for equity										218,800,000
Purchase of long term debt by related party											281,400,000
Non cash Equity Contribution by Affiliate				114,929,000								114,900,000
Outstanding aggregate principal amount	58,991,000	348,684,000	348,684,000	141,191,000	0								141,200,000												62,500,000
Interest paid to related parties										9,800,000	15,500,000
Equity contribution															2,500,000
Cash paid for repurchase of equity																4,200,000								300,000
Current liability in accrued expenses															1,200,000
Cash paid for equity repurchase														1,200,000
Tax payments on behalf of parent			0	1,532,000	0							1,532,000
Capital gain												13,300,000
Repurchase of common stock																						125,660
Issue of stock options																						150,000
Repurchase of Common Stock																						12,600,000
Retention Payable																						$ 2,000,000	$ 700,000
Restricted shares																					600

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly results of operations [Abstract]
Net sales	$ 306,193,000	$ 242,370,000	$ 297,889,000	$ 294,491,000	$ 200,107,000		$ 220,496,000	$ 269,545,000	$ 301,660,000	$ 204,205,000		$ 852,658,000	$ 792,487,000	$ 1,034,857,000	$ 995,906,000	$ 951,374,000
Gross profit	70,693,000	49,899,000	65,822,000	67,029,000	27,782,000		45,845,000	62,643,000	70,575,000	36,897,000		186,981,000	160,633,000	210,532,000	215,960,000	201,533,000
Net income (loss)	(3,673,000)	(15,220,000)	(458,000)	2,063,000	(70,892,000)	[1]	(19,632,000)	(6,394,000)	(409,000)	54,102,000	[2]	(24,049,000)	(69,287,000)	(84,507,000)	27,667,000	(76,752,000)
Gain (loss) on modification or extinguishment of debt	(3,607,000)		0		(27,863,000)					98,200,000		(3,607,000)	(27,863,000)	(27,863,000)	98,187,000	0
Increase in environmental reserve		1,600,000
Public offering of equity securities															300,000,000
Write-off of previously capitalized offering costs							$ 1,571,000							$ 0	$ 1,571,000	$ 0

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Statements of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 306,193	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 220,496	$ 269,545	$ 301,660	$ 204,205		$ 852,658	$ 792,487	$ 1,034,857	$ 995,906	$ 951,374
Cost of products sold	235,500		232,067									665,677	631,854	824,325	779,946	749,841
Gross profit	70,693	49,899	65,822	67,029	27,782		45,845	62,643	70,575	36,897		186,981	160,633	210,532	215,960	201,533
Operating expenses:
Selling, general and administrative expenses	36,684		34,086									107,423	104,013	138,912	130,460	141,772
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	6,738		6,667									20,199	20,020	26,689	27,099	19,651
Write-off of previously capitalized offering costs							1,571							0	1,571	0
Total operating expenses	43,422		40,753									127,622	124,033	165,601	159,130	161,423
Operating earnings (loss)	27,271		25,069									59,359	36,600	44,931	56,830	40,110
Foreign currency gain	100		115									264	466	492	510	475
Intercompany interest	0		0									0	0	0	0	0
Interest expense	(27,543)		(25,194)									(78,557)	(76,593)	(101,488)	(122,992)	(135,514)
Interest income	17		18									71	82	104	159	211
Gain (loss) on modification or extinguishment of debt	(3,607)		0		(27,863)					98,200		(3,607)	(27,863)	(27,863)	98,187	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(3,762)		8									(22,470)	(67,308)	(83,824)	32,694	(94,718)
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	(3,762)		8									(22,470)	(67,308)	(83,824)	32,694	(94,718)
Provision (benefit) for income taxes	(89)		466									1,579	1,979	683	5,027	(17,966)
Net income (loss)	(3,673)	(15,220)	(458)	2,063	(70,892)	[1]	(19,632)	(6,394)	(409)	54,102	[2]	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	968		(2,603)									939	(1,620)	(691)	1,639	4,709
Minimum pension liability for actuarial loss														(6,600)	(740)	1,158
Comprehensive (loss) income	(2,705)		(3,061)									(23,110)	(70,907)	(91,798)	28,566	(70,885)
Guarantor Ply Gem Holdings, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	0		0									0	0	0	0	0
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	0		0									0	0	0	0	0
Write-off of previously capitalized offering costs															0
Total operating expenses	0		0									0	0	0	0	0
Operating earnings (loss)	0		0									0	0	0	0	0
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	0		0									0	0	0	0	0
Interest expense	0		0									0	0	0	0	0
Interest income	0		0									0	0	0	0	0
Gain (loss) on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Equity in subsidiaries' income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Income (loss) before provision (benefit) for income taxes	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Provision (benefit) for income taxes	0		0									0	0	0	0	0
Net income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Minimum pension liability for actuarial loss														0	0	0
Comprehensive (loss) income	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Issuer Ply Gem Industries, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	4,684		4,884									13,284	12,054	14,748	14,765	14,121
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	78		9									222	27	36	36	21
Write-off of previously capitalized offering costs															1,571
Total operating expenses	4,762		4,893									13,506	12,081	14,784	16,372	14,142
Operating earnings (loss)	(4,762)		(4,893)									(13,506)	(12,081)	(14,784)	(16,372)	(14,142)
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	25,682		25,682									77,048	77,047	102,729	106,899	121,035
Interest expense	(27,533)		(25,193)									(78,545)	(76,591)	(101,486)	(122,881)	(135,328)
Interest income	1		1									3	4	6	17	39
Gain (loss) on modification or extinguishment of debt	(3,607)											(3,607)	(27,863)	(27,863)	98,187
Intercompany administrative income	4,481		4,191									12,752	12,578	16,070	13,782	14,154
Income (loss) before equity in subsidiaries' income (loss)	(5,738)		(212)									(5,855)	(26,906)	(25,328)	79,632	(14,242)
Equity in subsidiaries' income (loss)	2,065		(246)									(18,194)	(42,381)	(59,179)	(52,648)	(65,211)
Income (loss) before provision (benefit) for income taxes	(3,673)		(458)									(24,049)	(69,287)	(84,507)	26,984	(79,453)
Provision (benefit) for income taxes	0		0									0	0	0	(683)	(2,701)
Net income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Minimum pension liability for actuarial loss														(3,091)	(292)	853
Comprehensive (loss) income	(3,673)		(458)									(24,049)	(69,287)	(87,598)	27,375	(75,899)
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	285,812		276,903									799,788	742,876	967,694	922,240	887,662
Cost of products sold	221,325		217,869									627,187	596,363	777,256	730,896	706,670
Gross profit	64,487		59,034									172,601	146,513	190,438	191,344	180,992
Operating expenses:
Selling, general and administrative expenses	28,036		25,345									82,605	80,473	109,061	101,767	115,974
Intercompany administrative charges	3,719		3,705									10,658	11,106	13,287	12,143	13,138
Amortization of intangible assets	6,660		6,658									19,977	19,993	26,653	27,063	19,630
Write-off of previously capitalized offering costs															0
Total operating expenses	38,415		35,708									113,240	111,572	149,001	140,973	148,742
Operating earnings (loss)	26,072		23,326									59,361	34,941	41,437	50,371	32,250
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	(25,682)		(25,682)									(77,048)	(77,047)	(102,729)	(106,086)	(119,369)
Interest expense	(10)		0									(10)	(1)	(1)	(111)	(186)
Interest income	11		16									57	66	83	121	169
Gain (loss) on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	391		(2,340)									(17,640)	(42,041)	(61,210)	(55,705)	(87,136)
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	391		(2,340)									(17,640)	(42,041)	(61,210)	(55,705)	(87,136)
Provision (benefit) for income taxes	(531)		(250)									1,258	1,456	(170)	3,273	(17,324)
Net income (loss)	922		(2,090)									(18,898)	(43,497)	(61,040)	(58,978)	(69,812)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Minimum pension liability for actuarial loss														(3,509)	(448)	305
Comprehensive (loss) income	922		(2,090)									(18,898)	(43,497)	(64,549)	(59,426)	(69,507)
Non-Guarantor Subsidiary [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	20,381		20,986									52,870	49,611	67,163	73,666	63,712
Cost of products sold	14,175		14,198									38,490	35,491	47,069	49,050	43,171
Gross profit	6,206		6,788									14,380	14,120	20,094	24,616	20,541
Operating expenses:
Selling, general and administrative expenses	3,964		3,857									11,534	11,486	15,103	13,928	11,677
Intercompany administrative charges	762		486									2,094	1,472	2,783	1,639	1,016
Amortization of intangible assets	0		0									0	0	0	0	0
Write-off of previously capitalized offering costs															0
Total operating expenses	4,726		4,343									13,628	12,958	17,886	15,567	12,693
Operating earnings (loss)	1,480		2,445									752	1,162	2,208	9,049	7,848
Foreign currency gain	100		115									264	466	492	510	475
Intercompany interest	0		0									0	0	0	(813)	(1,666)
Interest expense	0		(1)									(2)	(1)	(1)	0	0
Interest income	5		1									11	12	15	21	3
Gain (loss) on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	1,585		2,560									1,025	1,639	2,714	8,767	6,660
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	1,585		2,560									1,025	1,639	2,714	8,767	6,660
Provision (benefit) for income taxes	442		716									321	523	853	2,437	2,059
Net income (loss)	1,143		1,844									704	1,116	1,861	6,330	4,601
Other comprehensive income (loss):
Currency translation	968		(2,603)									939	(1,620)	(691)	1,639	4,709
Minimum pension liability for actuarial loss														0	0	0
Comprehensive (loss) income	2,111		(759)									1,643	(504)	1,170	7,969	9,310
Consolidating Adjustments [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	0		0									0	0	0	0	0
Intercompany administrative charges	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Amortization of intangible assets	0		0									0	0	0	0	0
Write-off of previously capitalized offering costs															0
Total operating expenses	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Operating earnings (loss)	4,481		4,191									12,752	12,578	16,070	13,782	14,154
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	0		0									0	0	0	0	0
Interest expense	0		0									0	0	0	0	0
Interest income	0		0									0	0	0	0	0
Gain (loss) on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Income (loss) before equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Equity in subsidiaries' income (loss)	1,608		704									42,243	111,668	143,686	24,981	141,963
Income (loss) before provision (benefit) for income taxes	1,608		704									42,243	111,668	143,686	24,981	141,963
Provision (benefit) for income taxes	0		0									0	0	0	0	0
Net income (loss)	1,608		704									42,243	111,668	143,686	24,981	141,963
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Minimum pension liability for actuarial loss														0	0	0
Comprehensive (loss) income	$ 1,608		$ 704									$ 42,243	$ 111,668	$ 143,686	$ 24,981	$ 141,963

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 28,091	$ 11,700	$ 10,603	$ 17,498	$ 17,063	$ 58,289
Accounts receivable, net	155,496	109,515		97,859
Inventories:
Raw materials	40,392	41,909		39,828
Work in process	21,459	24,286		23,231
Finished goods	37,663	38,610		35,520
Total inventory	99,514	104,805		98,579
Prepaid expenses and other current assets	13,761	13,272		10,633
Deferred income taxes	3,855	5,675		12,189
Total current assets	300,717	244,967		236,758
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,737	3,737		3,741
Buildings and improvements	37,316	36,588		36,012
Machinery and equipment	286,263	272,120		264,300
Total property and equipment	327,316	312,445		304,053
Less accumulated depreciation	(230,253)	(212,600)		(187,341)
Total property and equipment, net	97,063	99,845		116,712
Other Assets:
Intangible assets, net	101,093	121,148		146,965
Goodwill	392,717	391,467		393,433
Deferred income taxes	3,231	3,121		2,279
Intercompany note receivable	0	0		0
Other	30,494	32,364		26,090
Total other assets	527,535	548,100		568,767
Total Assets	925,315	892,912		922,237
Current Liabilities:
Accounts payable	74,913	50,090		54,973
Accrued expenses	80,121	90,881		75,117
Total current liabilities	155,034	140,971		130,090
Deferred income taxes	8,716	9,865		10,583
Intercompany note payable	0	0		0
Other long-term liabilities	58,107	57,728		60,489
Long-term debt	1,002,770	961,670		894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223	324	(5,543)
Total stockholder's deficit	(299,312)	(277,322)		(173,088)	(313,482)	(242,628)
Total Liabilities and Stockholder's Deficit	925,315	892,912		922,237
Guarantor Ply Gem Holdings, Inc. [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	(299,312)	(277,322)		(173,088)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	0	0		0
Total Assets	(299,312)	(277,322)		(173,088)
Current Liabilities:
Accounts payable	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223
Total stockholder's deficit	(299,312)	(277,322)		(173,088)
Total Liabilities and Stockholder's Deficit	(299,312)	(277,322)		(173,088)
Issuer Ply Gem Industries, Inc. [Member]
Current Assets:
Cash and cash equivalents	20,653	8,578	7,073	12,172	7,341	46,181
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	129	422		356
Deferred income taxes	0	0		0
Total current assets	20,782	9,000		12,528
Investments in subsidiaries	(176,728)	(164,863)		(142,820)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	1,813	1,335		1,272
Total property and equipment	1,813	1,335		1,272
Less accumulated depreciation	(889)	(762)		(593)
Total property and equipment, net	924	573		679
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	856,739	856,739		856,738
Other	28,299	30,235		24,590
Total other assets	885,038	886,974		881,328
Total Assets	730,016	731,684		751,715
Current Liabilities:
Accounts payable	620	720		399
Accrued expenses	15,144	36,987		22,922
Total current liabilities	15,764	37,707		23,321
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	10,794	9,629		7,319
Long-term debt	1,002,770	961,670		894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223
Total stockholder's deficit	(299,312)	(277,322)		(173,088)
Total Liabilities and Stockholder's Deficit	730,016	731,684		751,715
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	19	(3,408)	(1,371)	(1,117)	2,592	4,490
Accounts receivable, net	145,501	102,052		90,387
Inventories:
Raw materials	35,876	37,024		35,890
Work in process	20,965	23,619		22,466
Finished goods	34,342	36,282		33,316
Total inventory	91,183	96,925		91,672
Prepaid expenses and other current assets	11,948	9,893		9,573
Deferred income taxes	3,847	5,666		12,175
Total current assets	252,498	211,128		202,690
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,565	3,565		3,565
Buildings and improvements	35,884	35,280		34,886
Machinery and equipment	275,347	262,349		255,060
Total property and equipment	314,796	301,194		293,511
Less accumulated depreciation	(223,196)	(206,585)		(182,210)
Total property and equipment, net	91,600	94,609		111,301
Other Assets:
Intangible assets, net	101,093	121,148		146,965
Goodwill	383,042	382,165		382,472
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	2,195	2,129		1,500
Total other assets	486,330	505,442		530,937
Total Assets	830,428	811,179		844,928
Current Liabilities:
Accounts payable	69,199	44,652		50,280
Accrued expenses	60,986	50,790		49,884
Total current liabilities	130,185	95,442		100,164
Deferred income taxes	8,716	9,865		10,583
Intercompany note payable	856,739	856,739		856,738
Other long-term liabilities	46,443	47,240		51,369
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	426,627	421,277		384,418
Retained earnings (accumulated deficit)	(638,282)	(619,384)		(558,344)
Accumulated other comprehensive income (loss)	0	0		0
Total stockholder's deficit	(211,655)	(198,107)		(173,926)
Total Liabilities and Stockholder's Deficit	830,428	811,179		844,928
Non-Guarantor Subsidiary [Member]
Current Assets:
Cash and cash equivalents	7,419	6,530	4,901	6,443	7,130	7,618
Accounts receivable, net	9,995	7,463		7,472
Inventories:
Raw materials	4,516	4,885		3,938
Work in process	494	667		765
Finished goods	3,321	2,328		2,204
Total inventory	8,331	7,880		6,907
Prepaid expenses and other current assets	1,684	2,957		704
Deferred income taxes	8	9		14
Total current assets	27,437	24,839		21,540
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	172	172		176
Buildings and improvements	1,432	1,308		1,126
Machinery and equipment	9,103	8,436		7,968
Total property and equipment	10,707	9,916		9,270
Less accumulated depreciation	(6,168)	(5,253)		(4,538)
Total property and equipment, net	4,539	4,663		4,732
Other Assets:
Intangible assets, net	0	0		0
Goodwill	9,675	9,302		10,961
Deferred income taxes	3,231	3,121		2,279
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	12,906	12,423		13,240
Total Assets	44,882	41,925		39,512
Current Liabilities:
Accounts payable	5,094	4,718		4,294
Accrued expenses	3,991	3,104		2,311
Total current liabilities	9,085	7,822		6,605
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	870	859		1,801
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	6,408	6,562		5,591
Retained earnings (accumulated deficit)	22,334	21,630		19,769
Accumulated other comprehensive income (loss)	6,185	5,052		5,746
Total stockholder's deficit	34,927	33,244		31,106
Total Liabilities and Stockholder's Deficit	44,882	41,925		39,512
Consolidating Adjustments [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	476,040	442,185		315,908
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	(856,739)	(856,739)		(856,738)
Other	0	0		0
Total other assets	(856,739)	(856,739)		(856,738)
Total Assets	(380,699)	(414,554)		(540,830)
Current Liabilities:
Accounts payable	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	(856,739)	(856,739)		(856,738)
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	(743,486)	(737,170)		(711,776)
Retained earnings (accumulated deficit)	1,220,582	1,178,339		1,034,653
Accumulated other comprehensive income (loss)	(1,056)	1,016		(6,969)
Total stockholder's deficit	476,040	442,185		315,908
Total Liabilities and Stockholder's Deficit	$ (380,699)	$ (414,554)		$ (540,830)

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (24,049)	$ (69,287)	$ (84,507)	$ 27,667	$ (76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	39,579	40,554	54,020	60,718	56,271
Non-cash interest expense, net	8,999	7,775	10,518	9,800	8,911
Gain on foreign currency transactions	(264)	(466)	(492)	(510)	(475)
Write-off of previously capitalized offering costs			0	1,571	0
(Gain) loss on modification or extinguishment of debt	3,607	27,863	27,863	(98,187)	0
Deferred income taxes	627	6,862	6,293	1,603	(16,050)
Increase (reduction) in uncertain tax positions, net of valuation allowance	400	(6,617)	(6,617)	0	0
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	(41)	(43)	(54)	(4)	5
Changes in operating assets and liabilities:
Accounts receivable, net	(45,679)	(55,228)	(13,266)	(3,023)	(2,822)
Inventories	5,565	(18,752)	(6,413)	(120)	26,400
Prepaid expenses and other assets	(439)	(1,957)	(1,948)	7,624	(287)
Accounts payable	23,759	18,600	(4,772)	1,917	(7,820)
Accrued expenses	(12,448)	34	15,314	452	1,599
Cash payments on restructuring liabilities	(535)	(407)	(407)	(2,630)	(6,034)
Other	346	554	1,009	(130)	172
Net cash provided by (used in) operating activities	550	(50,315)	(3,459)	6,748	(16,882)
Cash flows from investing activities:
Capital expenditures	(15,995)	(8,216)	(11,490)	(11,105)	(7,807)
Proceeds from sale of assets	186	48	102	2,032	81
Other			0	0	(109)
Net cash used in investing activities	(15,909)	(8,168)	(11,388)	(9,073)	(7,835)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	423,684	145,709	20,000
Payments on long-term debt	(58,991)	(348,684)	(348,684)	(141,191)	0
Net revolver borrowings	0	85,000	55,000	5,000	(35,000)
Payments on revolver credit facility	0	(30,000)	(30,000)	0	0
Equity repurchases	0	(1,483)	(14,049)	(2,978)	0
Proceeds from intercompany investment	0	0	0	0	0
Equity contributions			0	2,428	0
Payment of early tender premium	0	(49,769)	(49,769)	0	0
Debt issuance costs paid	(2,644)	(26,907)	(26,984)	(5,029)	(2,528)
Tax payments on behalf of parent			0	(1,532)	0
Net cash provided by (used in) financing activities	31,512	51,841	9,198	2,407	(17,528)
Impact of exchange rate movements on cash	238	(253)	(149)	353	1,019
Net increase (decrease) in cash and cash equivalents	16,391	(6,895)	(5,798)	435	(41,226)
Cash and cash equivalents at the beginning of the period	11,700	17,498	17,498	17,063	58,289
Cash and cash equivalents at the end of the period	28,091	10,603	11,700	17,498	17,063
Guarantor Ply Gem Holdings, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
Write-off of previously capitalized offering costs				0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	24,049	69,287	84,507	(27,667)	76,752
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Other					0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0
Proceeds from intercompany investment	0	0	0	0	0
Equity contributions				0
Payment of early tender premium		0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent				0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	0	0	0	0	0
Issuer Ply Gem Industries, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	128	126	169	168	169
Non-cash interest expense, net	8,999	7,775	10,518	9,800	8,911
Gain on foreign currency transactions	0	0	0	0	0
Write-off of previously capitalized offering costs				1,571
(Gain) loss on modification or extinguishment of debt	3,607	27,863	27,863	(98,187)
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	18,194	42,381	59,179	52,648	65,211
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	556	43	(176)	(1,488)	3,441
Accounts payable	(100)	238	321	(199)	3,284
Accrued expenses	(22,028)	(7,735)	11,300	(4,384)	(3,437)
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	430	163	31
Net cash provided by (used in) operating activities	(13,570)	1,604	25,097	(12,241)	858
Cash flows from investing activities:
Capital expenditures	(478)	(594)	(63)	0	(23)
Proceeds from sale of assets	0	0	0	0	0
Other					0
Net cash used in investing activities	(478)	(594)	(63)	0	(23)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	423,684	145,709	20,000
Payments on long-term debt	(58,991)	(348,684)	(348,684)	(141,191)
Net revolver borrowings	0	85,000	55,000	5,000	(35,000)
Payments on revolver credit facility		(30,000)	(30,000)
Equity repurchases		(1,483)	(14,049)	(2,978)
Proceeds from intercompany investment	(5,389)	(57,950)	(37,826)	14,665	(22,147)
Equity contributions				2,428
Payment of early tender premium		(49,769)	(49,769)
Debt issuance costs paid	(2,644)	(26,907)	(26,984)	(5,029)	(2,528)
Tax payments on behalf of parent				(1,532)
Net cash provided by (used in) financing activities	26,123	(6,109)	(28,628)	17,072	(39,675)
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	12,075	(5,099)	(3,594)	4,831	(38,840)
Cash and cash equivalents at the beginning of the period	8,578	12,172	12,172	7,341	46,181
Cash and cash equivalents at the end of the period	20,653	7,073	8,578	12,172	7,341
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	(18,898)	(43,497)	(61,040)	(58,978)	(69,812)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	38,701	39,768	52,951	59,761	55,398
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
Write-off of previously capitalized offering costs				0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Deferred income taxes	670	6,794	7,872	981	(16,676)
Increase (reduction) in uncertain tax positions, net of valuation allowance	400	(6,617)	(6,617)
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	(41)	(40)	(51)	8	22
Changes in operating assets and liabilities:
Accounts receivable, net	(43,449)	(52,402)	(13,107)	(3,730)	(3,120)
Inventories	5,742	(17,566)	(5,253)	(1,384)	26,430
Prepaid expenses and other assets	(2,293)	(458)	(1,622)	6,634	(1,099)
Accounts payable	24,334	16,439	(6,593)	1,090	(10,482)
Accrued expenses	7,646	6,549	3,256	4,211	4,854
Cash payments on restructuring liabilities	(535)	(407)	(407)	(2,630)	(6,034)
Other	417	122	100	(718)	328
Net cash provided by (used in) operating activities	12,694	(51,315)	(30,511)	5,245	(20,191)
Cash flows from investing activities:
Capital expenditures	(14,890)	(6,923)	(10,490)	(10,275)	(7,572)
Proceeds from sale of assets	334	48	102	2,032	58
Other					(109)
Net cash used in investing activities	(14,656)	(6,875)	(10,388)	(8,243)	(7,623)
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	5,389	57,936	38,608	(711)	25,916
Equity contributions				0
Payment of early tender premium		0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent				0
Net cash provided by (used in) financing activities	5,389	57,936	38,608	(711)	25,916
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	3,427	(254)	(2,291)	(3,709)	(1,898)
Cash and cash equivalents at the beginning of the period	(3,408)	(1,117)	(1,117)	2,592	4,490
Cash and cash equivalents at the end of the period	19	(1,371)	(3,408)	(1,117)	2,592
Non-Guarantor Subsidiary [Member]
Cash flows from operating activities:
Net income (loss)	704	1,116	1,861	6,330	4,601
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	750	660	900	789	704
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	(264)	(466)	(492)	(510)	(475)
Write-off of previously capitalized offering costs				0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Deferred income taxes	(43)	68	(1,579)	622	626
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	0	(3)	(3)	(12)	(17)
Changes in operating assets and liabilities:
Accounts receivable, net	(2,230)	(2,826)	(159)	707	298
Inventories	(177)	(1,186)	(1,160)	1,264	(30)
Prepaid expenses and other assets	1,298	(1,542)	(150)	2,478	(2,629)
Accounts payable	(475)	1,923	1,500	1,026	(622)
Accrued expenses	1,934	1,220	758	625	182
Cash payments on restructuring liabilities	0	0	0	0	0
Other	(71)	432	479	425	(187)
Net cash provided by (used in) operating activities	1,426	(604)	1,955	13,744	2,451
Cash flows from investing activities:
Capital expenditures	(627)	(699)	(937)	(830)	(212)
Proceeds from sale of assets	(148)	0	0	0	23
Other					0
Net cash used in investing activities	(775)	(699)	(937)	(830)	(189)
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	0	14	(782)	(13,954)	(3,769)
Equity contributions				0
Payment of early tender premium		0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent				0
Net cash provided by (used in) financing activities	0	14	(782)	(13,954)	(3,769)
Impact of exchange rate movements on cash	238	(253)	(149)	353	1,019
Net increase (decrease) in cash and cash equivalents	889	(1,542)	87	(687)	(488)
Cash and cash equivalents at the beginning of the period	6,530	6,443	6,443	7,130	7,618
Cash and cash equivalents at the end of the period	7,419	4,901	6,530	6,443	7,130
Consolidating Adjustments [Member]
Cash flows from operating activities:
Net income (loss)	42,243	111,668	143,686	24,981	141,963
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
Write-off of previously capitalized offering costs				0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	(42,243)	(111,668)	(143,686)	(24,981)	(141,963)
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Other					0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	0	0	0	0	0
Equity contributions				0
Payment of early tender premium		0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent				0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 29, 2012		Oct. 01, 2011	Sep. 29, 2012		Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Accounts receivable, allowances	$ 3,621			$ 3,621			$ 3,883	$ 5,294
Reclassification of accounts receivable to notes receivable						1,400
Note receivable	700			700
Inventories [Abstract]
Inventory purchase commitments	10,000			10,000
Inventory reserves balance	7,200			7,200			6,300	7,200
Decrease (increase) in inventory reserve				(900)			1,400
Debt Issuance Costs [Abstract]
Debt issuance cost net of accumulated amortization	24,700			24,700			26,500	20,600
Amortization of debt financing costs	1,300		1,000	3,800		3,600
Foreign Currency [Abstract]
Gain from foreign currency transactions	100		100	264		466	492	510	475
Currency translation				1,000			(691)	1,639	4,709
Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate on liabilities (in hundredths)	9.38%			9.38%
Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate on liabilities (in hundredths)	13.13%			13.13%			13.13%
Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate on liabilities (in hundredths)	8.25%			8.25%			8.25%
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,037,550			1,037,550			829,188	935,125
Quoted Prices in Active Markets (Level 1) [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	160,800			160,800
Quoted Prices in Active Markets (Level 1) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							132,188	159,375
Quoted Prices in Active Markets (Level 1) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	876,750			876,750			697,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0			0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0
Significant Other Observable Inputs (Level 2) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0			0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0			0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0
Significant Unobservable Inputs (Level 3) [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0			0			0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,000,000	[1]		1,000,000	[1]		950,000	875,000
Carrying Value [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	160,000	[1]		160,000	[1]
Carrying Value [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							150,000	150,000
Carrying Value [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	840,000	[1]		840,000	[1]		800,000
Fair Value Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,037,550			1,037,550			829,188	935,125
Fair Value Total [Member] | Senior Unsecured Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	160,800			160,800
Fair Value Total [Member] | Senior Subordinated Notes - 13.125% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities							132,188	159,375
Fair Value Total [Member] | Senior Secured Notes - 8.25% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 876,750			$ 876,750			$ 697,000
Building and improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life				10 years			10 years
Building and improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life				37 years			37 years
Machinery and equipment, including leases [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life				3 years			3 years
Machinery and equipment, including leases [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life				15 years			15 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Property plant and equipment useful life description				Term of lease or useful life, whichever is shorter			Term of lease or useful life, whichever is shorter

[1]	Carrying values exclude unamortized discounts for long-term debt

GOODWILL (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 Siding, Fencing and Stone [Member]	Dec. 31, 2011 Siding, Fencing and Stone [Member]	Dec. 31, 2010 Siding, Fencing and Stone [Member]	Dec. 31, 2009 Siding, Fencing and Stone [Member]	Sep. 29, 2012 Windows and Doors [Member]	Dec. 31, 2011 Windows and Doors [Member]	Dec. 31, 2010 Windows and Doors [Member]	Dec. 31, 2009 Windows and Doors [Member]
Goodwill [Line Items]
Number of reporting units	2	2	2
2012 Activity					$ 877
2012 Activity						0	0		373	(244)	595
2012 Activity		1,250
Goodwill	392,717	392,717	391,467	393,433	320,984	320,107	320,107	320,107	71,733	71,360	73,326	72,731
Intangible asset in this asset purchase	$ 100	$ 100

INTANGIBLE ASSETS, NET (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period	13 years	13 years	13 years
Cost	$ 259,219	$ 259,075	$ 258,203
Accumulated Amortization	(158,126)	(137,927)	(111,238)
Net Carrying Value	101,093	121,148	146,965
Estimated future amortization [Abstract]
2012 (remainder of year)	6,676
2013	16,732	16,723
2014	15,353	15,344
2015	14,827	14,818
2016	14,240	14,231
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period	14 years	14 years	14 years
Cost	12,770	12,770	12,770
Accumulated Amortization	(8,074)	(7,361)	(6,418)
Net Carrying Value	4,696	5,409	6,352
Trademarks/Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period	11 years	11 years	11 years
Cost	85,644	85,644	85,644
Accumulated Amortization	(58,358)	(48,296)	(34,885)
Net Carrying Value	27,286	37,348	50,759
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period	13 years	13 years	13 years
Cost	158,158	158,158	158,158
Accumulated Amortization	(89,980)	(80,851)	(68,651)
Net Carrying Value	68,178	77,307	89,507
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,647	2,503	1,631
Accumulated Amortization	(1,714)	(1,419)	(1,284)
Net Carrying Value	$ 933	$ 1,084	$ 347

COMPREHENSIVE LOSS (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMPREHENSIVE LOSS [Abstract]
Net (loss) income	$ (3,673)	$ (15,220)	$ (458)	$ 2,063	$ (70,892)	[1]	$ (19,632)	$ (6,394)	$ (409)	$ 54,102	[2]	$ (24,049)	$ (69,287)	$ (84,507)	$ 27,667	$ (76,752)
Currency translation	968		(2,603)									939	(1,620)	(691)	1,639	4,709
Comprehensive (loss) income	$ (2,705)		$ (3,061)									$ (23,110)	$ (70,907)	$ (91,798)	$ 28,566	$ (70,885)

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

LONG TERM DEBT (10-Q) (Details) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended				12 Months Ended	0 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended				0 Months Ended	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Apr. 02, 2011	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011 11.75% Senior Secured Notes [Member]	Feb. 11, 2011 11.75% Senior Secured Notes [Member]	Mar. 13, 2011 11.75% Senior Secured Notes [Member]	Sep. 29, 2012 11.75% Senior Secured Notes [Member]	Oct. 01, 2011 11.75% Senior Secured Notes [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Oct. 01, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2011 8.25% Senior Secured Notes due 2018 [Member]	Feb. 16, 2010 9% Senior Subordinated Notes [Member]	Jan. 11, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 9% Senior Subordinated Notes [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 Senior Secured Notes 11.75% Tender premium [Member]	Dec. 31, 2010 Senior Secured Notes 11.75% Tender premium [Member]	Sep. 29, 2012 11.75% Senior Secured Notes unamortized discount [Member]	Oct. 01, 2011 11.75% Senior Secured Notes unamortized discount [Member]	Dec. 31, 2011 11.75% Senior Secured Notes unamortized discount [Member]	Dec. 31, 2010 11.75% Senior Secured Notes unamortized discount [Member]	Sep. 29, 2012 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Dec. 31, 2011 11.75% Senior Secured Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 Third party fees for 8.25% Senior Secured Notes [Member]	Oct. 01, 2011 Third party fees for 8.25% Senior Secured Notes [Member]	Dec. 31, 2011 Third party fees for 8.25% Senior Secured Notes [Member]	Dec. 31, 2010 Third party fees for 8.25% Senior Secured Notes [Member]	Sep. 29, 2012 Unamortized debt issuance costs for prior ABL Facility [Member]	Oct. 01, 2011 Unamortized debt issuance costs for prior ABL Facility [Member]	Dec. 31, 2011 Unamortized debt issuance costs for prior ABL Facility [Member]	Dec. 31, 2010 Unamortized debt issuance costs for prior ABL Facility [Member]	Oct. 01, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member]	Oct. 01, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes call premium [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes call premium [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes call premium [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes call premium [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized discount [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized discount [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized discount [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized discount [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Oct. 01, 2011 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes unamortized debt issuance costs [Member]	Sep. 29, 2012 Third party fees for 9.375% unsecured notes due 2017 [Member]	Sep. 29, 2012 Ply Gem Canada [Member]	Dec. 31, 2011 Ply Gem Canada [Member]	Feb. 16, 2012 8.25% Senior Secured Notes due 2018 [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Sep. 29, 2012 8.25% Senior Secured Notes due 2018 [Member]	Oct. 01, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2011 8.25% Senior Secured Notes due 2018 [Member]	Feb. 11, 2011 8.25% Senior Secured Notes due 2018 [Member]	Dec. 31, 2010 8.25% Senior Secured Notes due 2018 [Member]	Feb. 11, 2011 11.75% Senior Secured Notes due 2013 [Member]	Jun. 09, 2008 11.75% Senior Secured Notes due 2013 [Member]	Oct. 01, 2011 11.75% Senior Secured Notes due 2013 [Member]	Dec. 31, 2011 11.75% Senior Secured Notes due 2013 [Member]	Dec. 31, 2010 11.75% Senior Secured Notes due 2013 [Member]	Oct. 23, 2009 11.75% Senior Secured Notes due 2013 [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Aug. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Jan. 26, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Industries [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Canada [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member] Ply Gem Canada [Member]	Sep. 29, 2012 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2011 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2009 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Dec. 31, 2010 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Jun. 30, 2008 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Jun. 09, 2008 Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]	Oct. 27, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Jan. 11, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 29, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 27, 2012 13.125% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2010 13.125% Senior Subordinated Notes due 2014 [Member]	Sep. 27, 2012 13.125% Senior Subordinated Notes due 2014 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member]	Sep. 27, 2012 9.375% Senior unsecured notes due 2017 [Member]	Dec. 31, 2011 9.375% Senior unsecured notes due 2017 [Member]	Sep. 29, 2012 9.375% Senior unsecured notes due 2017 [Member] Ply Gem Industries [Member]	Sep. 29, 2012 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 9% Senior Subordinated Notes [Member]	Dec. 31, 2011 Maximum [Member] Senior Secured Asset-Based Revolving Credit Facility due 2016 [Member]	Sep. 29, 2012 Maximum [Member] Senior Secured Asset-Based Revolving Credit Facility due 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,002,770,000				$ 1,002,770,000		$ 961,670,000	$ 894,163,000																																																				$ 40,000,000	$ 797,806,000	$ 797,806,000		$ 759,359,000		$ 0	$ 724,600,000	$ 700,000,000		$ 0	$ 717,682,000	$ 25,000,000	$ 55,000,000	$ 55,000,000										$ 30,000,000				$ 150,000,000	$ 147,311,000	$ 0		$ 146,481,000		$ 149,964,000	$ 160,000,000	$ 0
Borrowing capacity																																																																												175,000,000	197,500,000	197,500,000	15,000,000	15,000,000					150,000,000	150,000,000														212,500,000	212,500,000
Notes Due																																																													Feb 15, 2018	Feb 15, 2018		Feb 15, 2018			Jun 15, 2013			Jun 15, 2013			Jan 26, 2016	Jan 26, 2016								Jun 30, 2013							Jul 15, 2014					Apr 15, 2017
Interest rate on debt (in hundredths)																																																													8.25%	8.25%		8.25%			11.75%			11.75%																			13.13%	13.13%				9.38%			9.38%	9.00%	9.00%
Unamortized discount																																																												6,000,000	42,194,000	42,194,000		40,641,000	38,900,000	0				0	7,318,000																		2,689,000			3,519,000		10,036,000
Net proceeds																																																												32,700,000								693,500,000																				145,700,000					165,400,000
Transaction costs																																																												1,300,000			25,900,000	25,900,000																														2,500,000
Percentage of discount on debt offering (in hundredths)																																																																				1.00%																				3.00%
Accordion feature line increase																																																																									37,500,000	37,500,000
Percentage of eligible accordion increase taken (in hundredths)																																																																											50.00%
Debt increase capability																																																																									Has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million	Has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million
Contractual availability							151,200,000																																																																		151,200,000	151,200,000
Borrowing base availability reflecting of ABL borrowings							69,900,000																																																																		107,400,000	69,900,000
Interest rate description																																																																									Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans.	Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries' option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans.
Interest rate during period (in hundredths)																																																																									2.90%	2.80%
Covenant terms																																																													The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.	The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.		The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.									The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February and March). The new ABL Facility contains certain covenants that limit the ability of the Company and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances.	The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company's excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company's excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February and March). The new ABL Facility contains certain covenants that limit the ability of the Company and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances.															The indenture governing the 13.125% Senior Subordinated Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base and (b) the greater of (i) $725.0 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (ii) an amount that is three times Consolidated Cash Flow (as defined in the indenture) for the four-quarter period; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding, debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $25.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.					The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries' assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances.
Percentage of equity guaranteed by parent company (in hundredths)																																																										35.00%	35.00%
Dividend and distribution restrictions																																																													Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.	Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.		Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.									Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.	Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.															Permitted dividends and distributions include those used to redeem equity of its officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $500,000 in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million. Ply Gem Industries may also pay dividends or make other distributions to Ply Gem Holdings so long as it can incur $1.00 of additional debt pursuant to the 2.00 to 1.00 consolidated interest coverage ratio test described above and so long as the aggregate amount of such dividend or distribution together with certain other dividends and distributions does not exceed 50% of consolidated net income plus certain other items.					Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.
Line of credit outstanding	55,000,000				55,000,000		55,000,000																																																																		55,000,000	55,000,000
Letters of credit outstanding																																																																									6,300,000	6,300,000
Debt maturity period																																																																																	5 years	5 years
Due date																																																																																	Jun 30, 2013	Jun 30, 2013
Cumulative early tender premiums																																																																					49,800,000	49,800,000
Increase in the available commitments																																																																																			25,000,000
Call premium in notes																																																																																											9,800,000			8,300,000
Accrued interest																																																																																											5,700,000
Debt principal redemption amount										6,000,000	718,600,000	400,000							141,200,000																																																																				150,000,000
Extinguishment of Debt [Line Items]
Extinguishment of debt										6,000,000	718,600,000	400,000							141,200,000																																																																				150,000,000
Debt issuance costs paid					2,644,000	26,907,000	26,984,000	5,029,000	2,528,000							13,600,000	13,600,000																					2,100,000			1,100,000	1,100,000
Debt Instrument, Call Feature															Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.		Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the aggregate amount of the 8.25 % Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.						Prior to January 15, 2012, Ply Gem Industries had the option to redeem up to 40% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 113.125% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the original aggregate principal amount of the 13.125% Senior Subordinated Notes remains outstanding after the redemption. On or after January 15, 2012, and prior to January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any. On or after January 15, 2013, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 13.125% Senior Subordinated Notes, plus accrued and unpaid interest, if any, to the redemption date. At any time on or after January 15, 2012, Ply Gem Industries may redeem the 13.125% Senior Subordinated Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 13.125% Senior Subordinated Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.																			Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a "make-whole" premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any. On or after October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.
Redemption price												103% of the principal amount thereof, plus accrued and unpaid interest.						100% of the principal amount thereof plus accrued interest.				Redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date
Tender offer price										1,029.00 per $1,000 principal	1,069.00 per $1,000 principal
Early tender payment price											40.00 per $1,000 principal
Loss on extinguishment of debt: [Abstract]
Loss on extinguishment of debt	(2,158,000)	0			(2,158,000)	(14,415,000)	(14,415,000)	0					0	(10,883,000)						0	98,187,000			(10,883,000)	0	0	(775,000)	(775,000)	0	0	(2,757,000)	(2,757,000)												(1,487,000)	0	(1,487,000)	0	(372,000)	0	(372,000)	0	(299,000)	0	(299,000)	0	0
Loss on modification of debt: [Abstract]
Gain (loss) on modification of debt	(1,449,000)	0			(1,449,000)	(13,448,000)	(13,448,000)	0																									0	(12,261,000)	(12,261,000)	0	0	(1,187,000)	(1,187,000)	0	0	(1,449,000)	0														(1,449,000)
Gain (loss) on modification or extinguishment of debt	$ (3,607,000)	$ 0	$ (27,863,000)	$ 98,200,000	$ (3,607,000)	$ (27,863,000)	$ (27,863,000)	$ 98,187,000	$ 0

PENSION PLANS (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PENSION PLANS [Abstract]
Number of separate pension plans	2		2		2
Service cost	$ 0	$ 27	$ 0	$ 81	$ 98	$ 92	$ 177
Interest cost	467	493	1,401	1,479	1,931	2,014	2,000
Expected return on plan assets	(504)	(488)	(1,512)	(1,464)	(2,028)	(1,818)	(1,462)
Amortization of loss	200	77	600	231	269	203	502
Net periodic benefit expense	$ 163	$ 109	$ 489	$ 327	$ 270	$ 491	$ 1,217

COMMITMENTS AND CONTINGENCIES (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 01, 2011
Indemnification [Abstract]
Receivable related to indemnification	$ 3,500		$ 3,500		$ 3,600	$ 3,900
Current liabilities	400		400		400	400
Long-term liabilities	3,100		3,100		3,200	3,500
Product claim liabilities	223		223		193	216
Multiemployer pension plan withdrawal liability	2,675		2,675		2,854	3,079
Other	582		582		572	602
Liabilities for contingency	3,480		3,480		3,619	3,897
Warranty claims [Abstract]
Warranty liabilities, Current	7,892		7,892		7,677	9,375
Warranty liabilities , Noncurrent	29,756		29,756		30,935	32,405
Environmental [Abstract]
Environmental remediation estimate			1,800		1,800
Environmental liability within current liabilities	300		300		500
Environmental liability within other long-term liabilities	1,500		1,500		1,300
Warranty claims [Member]
Change in the Company's warranty liabilities [Roll Forward]
Balance, beginning of period	37,510		38,612	41,780	41,780	43,398	45,653	40,777
Warranty expense during period	2,992	1,256	7,386	5,450	7,359	11,364	12,783
Settlements made during period	(2,854)	(2,948)	(8,350)	(8,145)	(10,527)	(12,982)	(15,038)
Balance, end of period	$ 37,648	$ 39,085	$ 37,648	$ 39,085	$ 38,612	$ 41,780	$ 43,398	$ 40,777

ACCRUED EXPENSES AND OTHER LONG TERM LIABILITIES (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses [Abstract]
Insurance	$ 3,327		$ 3,327		$ 3,229	$ 3,887
Employee compensation and benefits	10,298		10,298		6,270	6,086
Sales and marketing	24,772		24,772		23,282	21,637
Product warranty	7,892		7,892		7,677	9,375
Accrued freight	963		963		498	513
Interest	8,770		8,770		34,183	13,592
Accrued pension	2,577		2,577		2,577	1,961
Accrued environmental liability	470		470		708	448
Accrued taxes	3,443		3,443		2,093	3,123
Other	17,609		17,609		10,364	12,340
Accrued expenses	80,121		80,121		90,881	75,117
Other long-term liabilities [Abstract]
Insurance	1,316		1,316		1,642	2,216
Pension liabilities	11,851		11,851		13,446	9,176
Multi-employer pension withdrawal liability noncurrent	2,675		2,675		2,854	3,079
Product warranty	29,756		29,756		30,935	32,405
Long-term product claim liability	223		223		193	216
Long-term environmental liability	1,990		1,990		1,750	434
Liabilities for tax uncertainties	3,946		3,946		3,546	10,123
Other	6,350		6,350		3,362	2,840
Other long-term liabilities	58,107		58,107		57,728	60,489
Long-term incentive plan [Abstract]
Long term incentive plan expense	500	200	1,400	700	900
Long term incentive plan liability	2,300		2,300		900
Other Liabilities [Abstract]
Payments for restructuring			500
Retention payments accrued within accrued expenses				$ 3,700	$ 3,700

INCOME TAXES (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	2 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012 Various state taxing authorities [Member]	Feb. 16, 2012 Senior Secured Notes - 8.25% [Member]	Sep. 29, 2012 Senior Secured Notes - 8.25% [Member]	Dec. 31, 2011 Senior Secured Notes - 8.25% [Member]
INCOME TAXES [Abstract]
Effective income tax rate (in hundredths)			7.00%		0.80%	15.40%	18.90%
Income tax expense (benefit)	$ (89)	$ 466	$ 1,579	$ 1,979	$ 683	$ 5,027	$ (17,966)
Effective tax rate and debt transactions [Abstract]
Interest Rate on debt (in hundredths)										8.25%	8.25%
Debt instrument, face amount									40,000
Proceeds from Issuance of Debt									34,000
Valuation Allowance [Abstract]
Goodwill	18,700		18,700		13,400	13,400
Deferred tax liability related to goodwill	4,400		4,400		3,500	2,900
Tax uncertainties [Abstract]
Increase (Decrease) in tax contingency reserve			400	(6,617)	(6,617)	0	0	1,000
Reversal of tax contingency reserve			600	(6,600)
Other [Abstract]
Unremitted earnings of the companies foreign subsidiary	$ 22,300		$ 22,300		$ 21,600

STOCK BASED COMPENSATION (10-Q) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Sep. 29, 2012 Ply Gem Prime [Member]	Dec. 31, 2011 Ply Gem Prime [Member]	Sep. 29, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 31, 2012 Restricted Stock [Member]	Sep. 29, 2012 Restricted Stock [Member]	Sep. 29, 2012 Restricted Stock [Member]	Oct. 01, 2011 Phantom Stock [Member]	Dec. 31, 2011 Phantom Stock [Member]	Dec. 31, 2010 Phantom Stock [Member]	Dec. 31, 2009 Phantom Stock [Member]	Aug. 31, 2011 Phantom Stock [Member]	Jul. 02, 2011 Phantom Stock [Member]	Sep. 26, 2006 Phantom Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding at beginning of period (in shares)									502,844	387,891
Granted (in shares)									0	150,000
Exercised (in shares)									0
Forfeited or expired (in shares)									(3,500)	(35,047)
Stock options outstanding at end of period (in shares)									499,344	502,844	387,891
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price at beginning of period (in dollars per share)									$ 68.57	$ 56.38
Weighted average exercise price at end of period (in dollars per share)									$ 68.49	$ 68.57	$ 56.38
Weighted average remaining contractual term									6 years 4 days	6 years 9 months	6 years 5 months 23 days
Vested options (in shares)			124,994						159,494
Total unrecognized compensation expense			$ 5,200						$ 4,100
Weighted average recognition period of unrecognized compensation expense			3 years 5 months 27 days						2 years 9 months
Subsidiary or Equity Method Investee [Line Items]
Common Stock Shares Owned by Management beginning balance (in shares)	100	100	100				452,872	582,282
Shares issued (in shares)							0	0
Shares repurchased (in shares)							0	(129,410)
Common Stock Shares Owned by Management ending balance (in shares)	100		100				452,872	452,872
Restricted stock grants [Abstract]
Issued during the period (in shares)												600
Expense related to grants	1,123	200											45	135
Phantom stock [Abstract]
Entity Common Stock, Shares Outstanding																$ 10					$ 10
Interest, at an annual rate (in hundredths)																10.00%	10.00%			10.00%
Portion of original face amount payable (in hundredths)				33.33%	33.33%	33.33%													33.33%
Payment made for phantom stocks															$ 2,300	$ 2,300	$ 2,100	$ 1,800

SEGMENT INFORMATION (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Reportable segments	2		2		2
Net Sales	$ 306,193	$ 297,889	$ 852,658	$ 792,487
Operating earnings (loss)	27,271	25,069	59,359	36,600	44,931	56,830	40,110
Total assets	925,315		925,315		892,912	922,237
Siding, Fencing and Stone [Member]
Segment Reporting Information [Line Items]
Net Sales	179,852	184,520	511,157	494,002
Operating earnings (loss)	34,403	33,335	88,487	72,520	90,849	92,612	77,756
Total assets	600,604		600,604		579,195	585,542
Windows and Doors [Member]
Segment Reporting Information [Line Items]
Net Sales	126,341	113,369	341,501	298,485
Operating earnings (loss)	(2,370)	(3,373)	(15,622)	(23,839)	(31,134)	(19,410)	(23,504)
Total assets	274,706		274,706		273,909	298,898
Unallocated [Member]
Segment Reporting Information [Line Items]
Operating earnings (loss)	(4,762)	(4,893)	(13,506)	(12,081)	(14,784)	(16,372)	(14,142)
Total assets	$ 50,005		$ 50,005		$ 39,808	$ 37,797

RELATED PARTY TRANSACTIONS (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 06, 2012	Sep. 29, 2012 Board of Directors [Member]	Oct. 01, 2011 Board of Directors [Member]	Sep. 29, 2012 Board of Directors [Member]	Oct. 01, 2011 Board of Directors [Member]
Related Party Transaction [Line Items]
Management fees							$ 900	$ 800	$ 2,100	$ 1,800
Extension in initial term period of agreement						10 years
Cash paid for repurchase of equity	$ 0	$ 1,483	$ 14,049	$ 2,978	$ 0

GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION (10-Q), Condensed Consolidating Statements of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 306,193	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 220,496	$ 269,545	$ 301,660	$ 204,205		$ 852,658	$ 792,487	$ 1,034,857	$ 995,906	$ 951,374
Cost of products sold	235,500		232,067									665,677	631,854	824,325	779,946	749,841
Gross profit	70,693	49,899	65,822	67,029	27,782		45,845	62,643	70,575	36,897		186,981	160,633	210,532	215,960	201,533
Operating expenses:
Selling, general and administrative expenses	36,684		34,086									107,423	104,013	138,912	130,460	141,772
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	6,738		6,667									20,199	20,020	26,689	27,099	19,651
Total operating expenses	43,422		40,753									127,622	124,033	165,601	159,130	161,423
Operating earnings (loss)	27,271		25,069									59,359	36,600	44,931	56,830	40,110
Foreign currency gain	100		115									264	466	492	510	475
Intercompany interest	0		0									0	0	0	0	0
Interest expense	(27,543)		(25,194)									(78,557)	(76,593)	(101,488)	(122,992)	(135,514)
Interest income	17		18									71	82	104	159	211
Loss on modification or extinguishment of debt	(3,607)		0		(27,863)					98,200		(3,607)	(27,863)	(27,863)	98,187	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(3,762)		8									(22,470)	(67,308)	(83,824)	32,694	(94,718)
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	(3,762)		8									(22,470)	(67,308)	(83,824)	32,694	(94,718)
Provision (benefit) for income taxes	(89)		466									1,579	1,979	683	5,027	(17,966)
Net income (loss)	(3,673)	(15,220)	(458)	2,063	(70,892)	[1]	(19,632)	(6,394)	(409)	54,102	[2]	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	968		(2,603)									939	(1,620)	(691)	1,639	4,709
Comprehensive (loss) income	(2,705)		(3,061)									(23,110)	(70,907)	(91,798)	28,566	(70,885)
Guarantor Ply Gem Holdings, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	0		0									0	0	0	0	0
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	0		0									0	0	0	0	0
Total operating expenses	0		0									0	0	0	0	0
Operating earnings (loss)	0		0									0	0	0	0	0
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	0		0									0	0	0	0	0
Interest expense	0		0									0	0	0	0	0
Interest income	0		0									0	0	0	0	0
Loss on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Equity in subsidiaries' income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Income (loss) before provision (benefit) for income taxes	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Provision (benefit) for income taxes	0		0									0	0	0	0	0
Net income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Comprehensive (loss) income	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Issuer Ply Gem Industries, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	4,684		4,884									13,284	12,054	14,748	14,765	14,121
Intercompany administrative charges	0		0									0	0	0	0	0
Amortization of intangible assets	78		9									222	27	36	36	21
Total operating expenses	4,762		4,893									13,506	12,081	14,784	16,372	14,142
Operating earnings (loss)	(4,762)		(4,893)									(13,506)	(12,081)	(14,784)	(16,372)	(14,142)
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	25,682		25,682									77,048	77,047	102,729	106,899	121,035
Interest expense	(27,533)		(25,193)									(78,545)	(76,591)	(101,486)	(122,881)	(135,328)
Interest income	1		1									3	4	6	17	39
Loss on modification or extinguishment of debt	(3,607)											(3,607)	(27,863)	(27,863)	98,187
Intercompany administrative income	4,481		4,191									12,752	12,578	16,070	13,782	14,154
Income (loss) before equity in subsidiaries' income (loss)	(5,738)		(212)									(5,855)	(26,906)	(25,328)	79,632	(14,242)
Equity in subsidiaries' income (loss)	2,065		(246)									(18,194)	(42,381)	(59,179)	(52,648)	(65,211)
Income (loss) before provision (benefit) for income taxes	(3,673)		(458)									(24,049)	(69,287)	(84,507)	26,984	(79,453)
Provision (benefit) for income taxes	0		0									0	0	0	(683)	(2,701)
Net income (loss)	(3,673)		(458)									(24,049)	(69,287)	(84,507)	27,667	(76,752)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Comprehensive (loss) income	(3,673)		(458)									(24,049)	(69,287)	(87,598)	27,375	(75,899)
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	285,812		276,903									799,788	742,876	967,694	922,240	887,662
Cost of products sold	221,325		217,869									627,187	596,363	777,256	730,896	706,670
Gross profit	64,487		59,034									172,601	146,513	190,438	191,344	180,992
Operating expenses:
Selling, general and administrative expenses	28,036		25,345									82,605	80,473	109,061	101,767	115,974
Intercompany administrative charges	3,719		3,705									10,658	11,106	13,287	12,143	13,138
Amortization of intangible assets	6,660		6,658									19,977	19,993	26,653	27,063	19,630
Total operating expenses	38,415		35,708									113,240	111,572	149,001	140,973	148,742
Operating earnings (loss)	26,072		23,326									59,361	34,941	41,437	50,371	32,250
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	(25,682)		(25,682)									(77,048)	(77,047)	(102,729)	(106,086)	(119,369)
Interest expense	(10)		0									(10)	(1)	(1)	(111)	(186)
Interest income	11		16									57	66	83	121	169
Loss on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	391		(2,340)									(17,640)	(42,041)	(61,210)	(55,705)	(87,136)
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	391		(2,340)									(17,640)	(42,041)	(61,210)	(55,705)	(87,136)
Provision (benefit) for income taxes	(531)		(250)									1,258	1,456	(170)	3,273	(17,324)
Net income (loss)	922		(2,090)									(18,898)	(43,497)	(61,040)	(58,978)	(69,812)
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Comprehensive (loss) income	922		(2,090)									(18,898)	(43,497)	(64,549)	(59,426)	(69,507)
Non-Guarantor Subsidiary [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	20,381		20,986									52,870	49,611	67,163	73,666	63,712
Cost of products sold	14,175		14,198									38,490	35,491	47,069	49,050	43,171
Gross profit	6,206		6,788									14,380	14,120	20,094	24,616	20,541
Operating expenses:
Selling, general and administrative expenses	3,964		3,857									11,534	11,486	15,103	13,928	11,677
Intercompany administrative charges	762		486									2,094	1,472	2,783	1,639	1,016
Amortization of intangible assets	0		0									0	0	0	0	0
Total operating expenses	4,726		4,343									13,628	12,958	17,886	15,567	12,693
Operating earnings (loss)	1,480		2,445									752	1,162	2,208	9,049	7,848
Foreign currency gain	100		115									264	466	492	510	475
Intercompany interest	0		0									0	0	0	(813)	(1,666)
Interest expense	0		(1)									(2)	(1)	(1)	0	0
Interest income	5		1									11	12	15	21	3
Loss on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	0		0									0	0	0	0	0
Income (loss) before equity in subsidiaries' income (loss)	1,585		2,560									1,025	1,639	2,714	8,767	6,660
Equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Income (loss) before provision (benefit) for income taxes	1,585		2,560									1,025	1,639	2,714	8,767	6,660
Provision (benefit) for income taxes	442		716									321	523	853	2,437	2,059
Net income (loss)	1,143		1,844									704	1,116	1,861	6,330	4,601
Other comprehensive income (loss):
Currency translation	968		(2,603)									939	(1,620)	(691)	1,639	4,709
Comprehensive (loss) income	2,111		(759)									1,643	(504)	1,170	7,969	9,310
Consolidating Adjustments [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0		0									0	0	0	0	0
Cost of products sold	0		0									0	0	0	0	0
Gross profit	0		0									0	0	0	0	0
Operating expenses:
Selling, general and administrative expenses	0		0									0	0	0	0	0
Intercompany administrative charges	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Amortization of intangible assets	0		0									0	0	0	0	0
Total operating expenses	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Operating earnings (loss)	4,481		4,191									12,752	12,578	16,070	13,782	14,154
Foreign currency gain	0		0									0	0	0	0	0
Intercompany interest	0		0									0	0	0	0	0
Interest expense	0		0									0	0	0	0	0
Interest income	0		0									0	0	0	0	0
Loss on modification or extinguishment of debt	0											0	0	0	0
Intercompany administrative income	(4,481)		(4,191)									(12,752)	(12,578)	(16,070)	(13,782)	(14,154)
Income (loss) before equity in subsidiaries' income (loss)	0		0									0	0	0	0	0
Equity in subsidiaries' income (loss)	1,608		704									42,243	111,668	143,686	24,981	141,963
Income (loss) before provision (benefit) for income taxes	1,608		704									42,243	111,668	143,686	24,981	141,963
Provision (benefit) for income taxes	0		0									0	0	0	0	0
Net income (loss)	1,608		704									42,243	111,668	143,686	24,981	141,963
Other comprehensive income (loss):
Currency translation	0		0									0	0	0	0	0
Comprehensive (loss) income	$ 1,608		$ 704									$ 42,243	$ 111,668	$ 143,686	$ 24,981	$ 141,963

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.

GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION (10-Q), Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 28,091	$ 11,700	$ 10,603	$ 17,498	$ 17,063	$ 58,289
Accounts receivable, net	155,496	109,515		97,859
Inventories:
Raw materials	40,392	41,909		39,828
Work in process	21,459	24,286		23,231
Finished goods	37,663	38,610		35,520
Total inventory	99,514	104,805		98,579
Prepaid expenses and other current assets	13,761	13,272		10,633
Deferred income taxes	3,855	5,675		12,189
Total current assets	300,717	244,967		236,758
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,737	3,737		3,741
Buildings and improvements	37,316	36,588		36,012
Machinery and equipment	286,263	272,120		264,300
Total property and equipment	327,316	312,445		304,053
Less accumulated depreciation	(230,253)	(212,600)		(187,341)
Total property and equipment, net	97,063	99,845		116,712
Other Assets:
Intangible assets, net	101,093	121,148		146,965
Goodwill	392,717	391,467		393,433
Deferred income taxes	3,231	3,121		2,279
Intercompany note receivable	0	0		0
Other	30,494	32,364		26,090
Total other assets	527,535	548,100		568,767
Total Assets	925,315	892,912		922,237
Current Liabilities:
Accounts payable	74,913	50,090		54,973
Accrued expenses	80,121	90,881		75,117
Total current liabilities	155,034	140,971		130,090
Deferred income taxes	8,716	9,865		10,583
Intercompany note payable	0	0		0
Other long-term liabilities	58,107	57,728		60,489
Long-term debt	1,002,770	961,670		894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223	324	(5,543)
Total stockholder's deficit	(299,312)	(277,322)		(173,088)	(313,482)	(242,628)
Total Liabilities and Stockholder's Deficit	925,315	892,912		922,237
Guarantor Ply Gem Holdings, Inc. [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	(299,312)	(277,322)		(173,088)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	0	0		0
Total Assets	(299,312)	(277,322)		(173,088)
Current Liabilities:
Accounts payable	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223
Total stockholder's deficit	(299,312)	(277,322)		(173,088)
Total Liabilities and Stockholder's Deficit	(299,312)	(277,322)		(173,088)
Issuer Ply Gem Industries, Inc. [Member]
Current Assets:
Cash and cash equivalents	20,653	8,578	7,073	12,172	7,341	46,181
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	129	422		356
Deferred income taxes	0	0		0
Total current assets	20,782	9,000		12,528
Investments in subsidiaries	(176,728)	(164,863)		(142,820)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	1,813	1,335		1,272
Total property and equipment	1,813	1,335		1,272
Less accumulated depreciation	(889)	(762)		(593)
Total property and equipment, net	924	573		679
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	856,739	856,739		856,738
Other	28,299	30,235		24,590
Total other assets	885,038	886,974		881,328
Total Assets	730,016	731,684		751,715
Current Liabilities:
Accounts payable	620	720		399
Accrued expenses	15,144	36,987		22,922
Total current liabilities	15,764	37,707		23,321
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	10,794	9,629		7,319
Long-term debt	1,002,770	961,670		894,163
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	310,451	309,331		321,767
Retained earnings (accumulated deficit)	(604,634)	(580,585)		(496,078)
Accumulated other comprehensive income (loss)	(5,129)	(6,068)		1,223
Total stockholder's deficit	(299,312)	(277,322)		(173,088)
Total Liabilities and Stockholder's Deficit	730,016	731,684		751,715
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	19	(3,408)	(1,371)	(1,117)	2,592	4,490
Accounts receivable, net	145,501	102,052		90,387
Inventories:
Raw materials	35,876	37,024		35,890
Work in process	20,965	23,619		22,466
Finished goods	34,342	36,282		33,316
Total inventory	91,183	96,925		91,672
Prepaid expenses and other current assets	11,948	9,893		9,573
Deferred income taxes	3,847	5,666		12,175
Total current assets	252,498	211,128		202,690
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,565	3,565		3,565
Buildings and improvements	35,884	35,280		34,886
Machinery and equipment	275,347	262,349		255,060
Total property and equipment	314,796	301,194		293,511
Less accumulated depreciation	(223,196)	(206,585)		(182,210)
Total property and equipment, net	91,600	94,609		111,301
Other Assets:
Intangible assets, net	101,093	121,148		146,965
Goodwill	383,042	382,165		382,472
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	2,195	2,129		1,500
Total other assets	486,330	505,442		530,937
Total Assets	830,428	811,179		844,928
Current Liabilities:
Accounts payable	69,199	44,652		50,280
Accrued expenses	60,986	50,790		49,884
Total current liabilities	130,185	95,442		100,164
Deferred income taxes	8,716	9,865		10,583
Intercompany note payable	856,739	856,739		856,738
Other long-term liabilities	46,443	47,240		51,369
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	426,627	421,277		384,418
Retained earnings (accumulated deficit)	(638,282)	(619,384)		(558,344)
Accumulated other comprehensive income (loss)	0	0		0
Total stockholder's deficit	(211,655)	(198,107)		(173,926)
Total Liabilities and Stockholder's Deficit	830,428	811,179		844,928
Non-Guarantor Subsidiary [Member]
Current Assets:
Cash and cash equivalents	7,419	6,530	4,901	6,443	7,130	7,618
Accounts receivable, net	9,995	7,463		7,472
Inventories:
Raw materials	4,516	4,885		3,938
Work in process	494	667		765
Finished goods	3,321	2,328		2,204
Total inventory	8,331	7,880		6,907
Prepaid expenses and other current assets	1,684	2,957		704
Deferred income taxes	8	9		14
Total current assets	27,437	24,839		21,540
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	172	172		176
Buildings and improvements	1,432	1,308		1,126
Machinery and equipment	9,103	8,436		7,968
Total property and equipment	10,707	9,916		9,270
Less accumulated depreciation	(6,168)	(5,253)		(4,538)
Total property and equipment, net	4,539	4,663		4,732
Other Assets:
Intangible assets, net	0	0		0
Goodwill	9,675	9,302		10,961
Deferred income taxes	3,231	3,121		2,279
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	12,906	12,423		13,240
Total Assets	44,882	41,925		39,512
Current Liabilities:
Accounts payable	5,094	4,718		4,294
Accrued expenses	3,991	3,104		2,311
Total current liabilities	9,085	7,822		6,605
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	870	859		1,801
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	6,408	6,562		5,591
Retained earnings (accumulated deficit)	22,334	21,630		19,769
Accumulated other comprehensive income (loss)	6,185	5,052		5,746
Total stockholder's deficit	34,927	33,244		31,106
Total Liabilities and Stockholder's Deficit	44,882	41,925		39,512
Consolidating Adjustments [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	476,040	442,185		315,908
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	(856,739)	(856,739)		(856,738)
Other	0	0		0
Total other assets	(856,739)	(856,739)		(856,738)
Total Assets	(380,699)	(414,554)		(540,830)
Current Liabilities:
Accounts payable	0	0		0
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	(856,739)	(856,739)		(856,738)
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	(743,486)	(737,170)		(711,776)
Retained earnings (accumulated deficit)	1,220,582	1,178,339		1,034,653
Accumulated other comprehensive income (loss)	(1,056)	1,016		(6,969)
Total stockholder's deficit	476,040	442,185		315,908
Total Liabilities and Stockholder's Deficit	$ (380,699)	$ (414,554)		$ (540,830)

GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION (10-Q), Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (24,049)	$ (69,287)	$ (84,507)	$ 27,667	$ (76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	39,579	40,554	54,020	60,718	56,271
Non-cash interest expense, net	8,999	7,775	10,518	9,800	8,911
Gain on foreign currency transactions	(264)	(466)	(492)	(510)	(475)
(Gain) loss on modification or extinguishment of debt	3,607	27,863	27,863	(98,187)	0
Stock based compensation	1,123	200
Deferred income taxes	627	6,862	6,293	1,603	(16,050)
Increase (reduction) in uncertain tax positions, net of valuation allowance	400	(6,617)	(6,617)	0	0
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	(41)	(43)	(54)	(4)	5
Changes in operating assets and liabilities:
Accounts receivable, net	(45,679)	(55,228)	(13,266)	(3,023)	(2,822)
Inventories	5,565	(18,752)	(6,413)	(120)	26,400
Prepaid expenses and other assets	(439)	(1,957)	(1,948)	7,624	(287)
Accounts payable	23,759	18,600	(4,772)	1,917	(7,820)
Accrued expenses	(12,448)	34	15,314	452	1,599
Cash payments on restructuring liabilities	(535)	(407)	(407)	(2,630)	(6,034)
Other	346	554	1,009	(130)	172
Net cash provided by (used in) operating activities	550	(50,315)	(3,459)	6,748	(16,882)
Cash flows from investing activities:
Capital expenditures	(15,995)	(8,216)	(11,490)	(11,105)	(7,807)
Proceeds from sale of assets	186	48	102	2,032	81
Acquisitions, net of cash acquired	(100)	0
Net cash used in investing activities	(15,909)	(8,168)	(11,388)	(9,073)	(7,835)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	423,684	145,709	20,000
Payments on long-term debt	(58,991)	(348,684)	(348,684)	(141,191)	0
Net revolver borrowings	0	85,000	55,000	5,000	(35,000)
Payments on revolver credit facility	0	(30,000)	(30,000)	0	0
Equity repurchases	0	(1,483)	(14,049)	(2,978)	0
Proceeds from intercompany investment	0	0	0	0	0
Payment of early tender premium	0	(49,769)	(49,769)	0	0
Payment of early call premium	(9,844)	0
Debt issuance costs paid	(2,644)	(26,907)	(26,984)	(5,029)	(2,528)
Net cash provided by (used in) financing activities	31,512	51,841	9,198	2,407	(17,528)
Impact of exchange rate movements on cash	238	(253)	(149)	353	1,019
Net increase (decrease) in cash and cash equivalents	16,391	(6,895)	(5,798)	435	(41,226)
Cash and cash equivalents at the beginning of the period	11,700	17,498	17,498	17,063	58,289
Cash and cash equivalents at the end of the period	28,091	10,603	11,700	17,498	17,063
Guarantor Ply Gem Holdings, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Stock based compensation	0	0
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	24,049	69,287	84,507	(27,667)	76,752
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired	0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0
Proceeds from intercompany investment	0	0	0	0	0
Payment of early tender premium		0	0
Payment of early call premium	0
Debt issuance costs paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	0	0	0	0	0
Issuer Ply Gem Industries, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	128	126	169	168	169
Non-cash interest expense, net	8,999	7,775	10,518	9,800	8,911
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt	3,607	27,863	27,863	(98,187)
Stock based compensation	1,123	200
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	18,194	42,381	59,179	52,648	65,211
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	556	43	(176)	(1,488)	3,441
Accounts payable	(100)	238	321	(199)	3,284
Accrued expenses	(22,028)	(7,735)	11,300	(4,384)	(3,437)
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	430	163	31
Net cash provided by (used in) operating activities	(13,570)	1,604	25,097	(12,241)	858
Cash flows from investing activities:
Capital expenditures	(478)	(594)	(63)	0	(23)
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired	0
Net cash used in investing activities	(478)	(594)	(63)	0	(23)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	423,684	145,709	20,000
Payments on long-term debt	(58,991)	(348,684)	(348,684)	(141,191)
Net revolver borrowings	0	85,000	55,000	5,000	(35,000)
Payments on revolver credit facility		(30,000)	(30,000)
Equity repurchases		(1,483)	(14,049)	(2,978)
Proceeds from intercompany investment	(5,389)	(57,950)	(37,826)	14,665	(22,147)
Payment of early tender premium		(49,769)	(49,769)
Payment of early call premium	(9,844)
Debt issuance costs paid	(2,644)	(26,907)	(26,984)	(5,029)	(2,528)
Net cash provided by (used in) financing activities	26,123	(6,109)	(28,628)	17,072	(39,675)
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	12,075	(5,099)	(3,594)	4,831	(38,840)
Cash and cash equivalents at the beginning of the period	8,578	12,172	12,172	7,341	46,181
Cash and cash equivalents at the end of the period	20,653	7,073	8,578	12,172	7,341
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	(18,898)	(43,497)	(61,040)	(58,978)	(69,812)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	38,701	39,768	52,951	59,761	55,398
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Stock based compensation	0	0
Deferred income taxes	670	6,794	7,872	981	(16,676)
Increase (reduction) in uncertain tax positions, net of valuation allowance	400	(6,617)	(6,617)
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	(41)	(40)	(51)	8	22
Changes in operating assets and liabilities:
Accounts receivable, net	(43,449)	(52,402)	(13,107)	(3,730)	(3,120)
Inventories	5,742	(17,566)	(5,253)	(1,384)	26,430
Prepaid expenses and other assets	(2,293)	(458)	(1,622)	6,634	(1,099)
Accounts payable	24,334	16,439	(6,593)	1,090	(10,482)
Accrued expenses	7,646	6,549	3,256	4,211	4,854
Cash payments on restructuring liabilities	(535)	(407)	(407)	(2,630)	(6,034)
Other	417	122	100	(718)	328
Net cash provided by (used in) operating activities	12,694	(51,315)	(30,511)	5,245	(20,191)
Cash flows from investing activities:
Capital expenditures	(14,890)	(6,923)	(10,490)	(10,275)	(7,572)
Proceeds from sale of assets	334	48	102	2,032	58
Acquisitions, net of cash acquired	(100)
Net cash used in investing activities	(14,656)	(6,875)	(10,388)	(8,243)	(7,623)
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	5,389	57,936	38,608	(711)	25,916
Payment of early tender premium		0	0
Payment of early call premium	0
Debt issuance costs paid	0	0	0	0	0
Net cash provided by (used in) financing activities	5,389	57,936	38,608	(711)	25,916
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	3,427	(254)	(2,291)	(3,709)	(1,898)
Cash and cash equivalents at the beginning of the period	(3,408)	(1,117)	(1,117)	2,592	4,490
Cash and cash equivalents at the end of the period	19	(1,371)	(3,408)	(1,117)	2,592
Non-Guarantor Subsidiary [Member]
Cash flows from operating activities:
Net income (loss)	704	1,116	1,861	6,330	4,601
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	750	660	900	789	704
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	(264)	(466)	(492)	(510)	(475)
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Stock based compensation	0	0
Deferred income taxes	(43)	68	(1,579)	622	626
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	0	(3)	(3)	(12)	(17)
Changes in operating assets and liabilities:
Accounts receivable, net	(2,230)	(2,826)	(159)	707	298
Inventories	(177)	(1,186)	(1,160)	1,264	(30)
Prepaid expenses and other assets	1,298	(1,542)	(150)	2,478	(2,629)
Accounts payable	(475)	1,923	1,500	1,026	(622)
Accrued expenses	1,934	1,220	758	625	182
Cash payments on restructuring liabilities	0	0	0	0	0
Other	(71)	432	479	425	(187)
Net cash provided by (used in) operating activities	1,426	(604)	1,955	13,744	2,451
Cash flows from investing activities:
Capital expenditures	(627)	(699)	(937)	(830)	(212)
Proceeds from sale of assets	(148)	0	0	0	23
Acquisitions, net of cash acquired	0
Net cash used in investing activities	(775)	(699)	(937)	(830)	(189)
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	0	14	(782)	(13,954)	(3,769)
Payment of early tender premium		0	0
Payment of early call premium	0
Debt issuance costs paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	14	(782)	(13,954)	(3,769)
Impact of exchange rate movements on cash	238	(253)	(149)	353	1,019
Net increase (decrease) in cash and cash equivalents	889	(1,542)	87	(687)	(488)
Cash and cash equivalents at the beginning of the period	6,530	6,443	6,443	7,130	7,618
Cash and cash equivalents at the end of the period	7,419	4,901	6,530	6,443	7,130
Consolidating Adjustments [Member]
Cash flows from operating activities:
Net income (loss)	42,243	111,668	143,686	24,981	141,963
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Stock based compensation	0	0
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	(42,243)	(111,668)	(143,686)	(24,981)	(141,963)
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired	0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	0	0	0	0	0
Payment of early tender premium		0	0
Payment of early call premium	0
Debt issuance costs paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0	$ 0	$ 0

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for doubtful accounts and sales allowances [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts and sales allowances [Member]
Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 5,294	$ 5,467	$ 6,405
Valuation Allowances and Reserves, Charged to Cost and Expense	1,501	3,193	3,959
Valuation Allowances and Reserves, Charged to Other Accounts	(24)	(43)	(21)
Valuation Allowances and Reserves, Uncollectible accounts written off, net of recoveries	(2,888)	(3,323)	(4,876)
Valuation Allowances and Reserves, Balance, Ending Balance	$ 3,883	$ 5,294	$ 5,467